UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22487

                               DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

                          New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

                         Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 454-4500

Date of fiscal year end:  August 31

Date of reporting period:  February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

February 28, 2023

Semi-Annual Report

DBX ETF Trust

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this semi-annual report on five of our equity ETFs tracking the environmental, social, and governance (ESG) market for the period ended February 28, 2023.

The global economy showed signs of a sustained recovery throughout the period as the equity markets rallied strongly, with slowing inflation numbers from the U.S. and announcements from central banks across the developed world regarding slower rate hikes in their battle against rising prices. In contrast to such announcements, the Bank of Japan surprisingly continued to hold an accommodative stance on monetary policy in its push to solidify the economic recovery, although inflation reached worrying levels. While the Russia-Ukraine war continued, threats of nuclear action by Russia prompted China to announce discussions on potential peace terms between the two warring nations. To the relief of many, concerns of an energy crisis in Europe were also largely abated. China’s resurgence, after dropping its much-debated Zero-COVID policy, propelled another surge in equities. Early in 2023, developing markets continued to rally, although inflation numbers seemed primed to stay resolute in the developed world. In geopolitical developments, tensions between the U.S. and China were reignited after a Chinese spy balloon was shot down in the U.S.

ESG policy faced headwinds in 2022, with ESG-focused investment strategies having a mixed performance during the reporting period. Volatility in the energy sector took its toll. However, as the uncertainty around natural gas and energy waned, sustainability-centered investments picked up pace towards the end of the period. A new global climate pact was agreed upon at the COP27 summit in November 2022; this includes a commitment by richer nations to allocate funds to developing nations to help them recover from economic losses due to the impact of climate change.

Commitments from policymakers for 2023 could fuel investment in sustainable technology and infrastructure for the next decade. The Biden administration passed the landmark Inflation Reduction Act, allocating about USD 369 billion to clean energy and decarbonization projects, as well as clean energy tax credits, aiming to reduce U.S. carbon emissions by around 40% by 2030. The EU also outlined plans under the REPowerEU proposal to source 45% of its energy mix from renewables and save 13% of energy consumption through increased efficiency. At the United Nations COP15 biodiversity conference, negotiators struck an agreement (known as the “30x30” initiative) to safeguard 30% of land and water considered vital for biodiversity by 2030.

We believe 2023 will be a year of tackling uncertainties that can plague the investment environment including inflation rates, interest rate hikes, changing economic growth prospects, and geopolitical developments. Although there is a chance of a recession in 2023, we believe it will be shallow and mild, given the absence of structural imbalances in the economy. However, as demand for better reporting and climate-conscious investing grows, ESG-focused funds should continue to attract investor interest. In this environment, being cognizant of multiple headwinds will be critical in 2023.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

The Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “Underlying Index”). The Underlying Index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2023 (27.1% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8.8%
Tencent Holdings Ltd. (China)	5.8%
Samsung Electronics Co. Ltd. (South Korea)	2.8%
Alibaba Group Holding Ltd. (China)	2.1%
Meituan (China)	1.8%
Infosys Ltd. (India)	1.5%
China Construction Bank Corp. (China)	1.3%
International Holding Co. PJSC (United Arab Emirates)	1.1%
PDD Holdings, Inc. (China)	1.0%
Ping An Insurance Group Co. of China Ltd. (China)	0.9%

Country Diversification* as of February 28, 2023

China	29.8%
Taiwan	19.1%
India	13.3%
South Korea	10.8%
Brazil	4.1%
South Africa	3.5%
United Arab Emirates	2.8%
Saudi Arabia	2.7%
Mexico	2.5%
Indonesia	2.3%
Thailand	2.0%
other	7.1%

Total	100.0%

Sector Diversification* as of February 28, 2023

Financials	26.8%
Information Technology	24.2%
Consumer Discretionary	12.7%
Communication Services	12.5%
Materials	5.9%
Industrials	5.7%
Consumer Staples	5.0%
Health Care	4.3%
Real Estate	1.6%
Utilities	1.2%
Energy	0.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 8.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

The Xtrackers MSCI EAFE ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2023 (23.1% of Net Assets)

Description	% of Net Assets
ASML Holding NV (Netherlands)	3.2%
Novo Nordisk A/S (Denmark)	3.0%
LVMH Moet Hennessy Louis Vuitton SE (France)	3.0%
AstraZeneca PLC (United Kingdom)	2.6%
Roche Holding AG (Switzerland)	2.6%
TotalEnergies SE (France)	2.0%
HSBC Holdings PLC (United Kingdom)	2.0%
Unilever PLC (United Kingdom)	1.6%
AIA Group Ltd. (Hong Kong)	1.6%
SAP SE (Germany)	1.5%

Country Diversification* as of February 28, 2023

Japan	21.0%
United Kingdom	15.6%
France	14.5%
Switzerland	7.9%
Australia	7.7%
Netherlands	6.5%
Germany	6.2%
Denmark	4.7%
Sweden	3.1%
Hong Kong	2.5%
Spain	2.4%
Other	7.9%

Total	100.0%

Sector Diversification* as of February 28, 2023

Financials	18.5%
Health Care	14.7%
Industrials	14.7%
Consumer Discretionary	13.5%
Consumer Staples	8.6%
Information Technology	8.0%
Materials	7.9%
Energy	4.2%
Communication Services	4.2%
Utilities	3.1%
Real Estate	2.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 25.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

The Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2023 (37.3% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	12.1%
Tencent Holdings Ltd. (China)	8.0%
Alibaba Group Holding Ltd. (China)	4.8%
Meituan (China)	2.6%
Reliance Industries Ltd. (India)	2.5%
Infosys Ltd. (India)	1.8%
China Construction Bank Corp. (China)	1.7%
Housing Development Finance Corp. Ltd. (India)	1.6%
Naspers Ltd. (South Africa)	1.1%
Baidu, Inc. (China)	1.1%

Country Diversification* as of February 28, 2023

China	28.9%
Taiwan	21.0%
India	12.6%
South Korea	7.0%
South Africa	5.6%
Brazil	3.9%
Mexico	3.2%
Thailand	2.7%
Malaysia	2.0%
Other	13.1%

Total	100.0%

Sector Diversification* as of February 28, 2023

Financials	21.3%
Information Technology	19.4%
Communication Services	15.5%
Consumer Discretionary	12.8%
Materials	7.2%
Industrials	6.0%
Consumer Staples	5.9%
Energy	4.5%
Health Care	3.6%
Utilities	1.9%
Real Estate	1.9%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 31.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2023 (33.8% of Net Assets)

Description	% of Net Assets
Microsoft Corp.	10.1%
Alphabet, Inc.	5.9%
NVIDIA Corp.	3.3%
Tesla, Inc.	3.2%
Johnson & Johnson	2.3%
Visa, Inc.	2.1%
Procter & Gamble Co.	1.9%
Mastercard, Inc.	1.8%
Home Depot, Inc.	1.7%
Merck & Co., Inc.	1.5%

Sector Diversification* as of February 28, 2023

Information Technology	28.6%
Health Care	14.9%
Financials	11.6%
Consumer Discretionary	10.9%
Industrials	8.8%
Communication Services	8.6%
Consumer Staples	6.8%
Materials	3.1%
Real Estate	2.8%
Energy	2.6%
Utilities	1.3%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 39.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF , (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS ESG United States Net Zero Pathway Enhanced Index (the “Underlying Index”), which is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ ESG “) criteria.The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2023 (28.7% of Net Assets)

Description	% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	7.5%
Alphabet, Inc.	3.0%
NVIDIA Corp.	1.8%
Johnson & Johnson	1.4%
UnitedHealth Group, Inc.	1.3%
JPMorgan Chase & Co.	1.2%
Meta Platforms, Inc.	1.2%
Visa, Inc.	1.1%
Procter & Gamble Co.	1.1%

Sector Diversification* as of February 28, 2023

Information Technology	34.9%
Health Care	19.5%
Financials	10.1%
Communication Services	8.0%
Consumer Discretionary	7.9%
Consumer Staples	6.1%
Real Estate	5.1%
Industrials	5.1%
Materials	2.2%
Utilities	1.1%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 44.

6

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Actual	$1,000.00	$981.10	0.15%	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.75
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Actual	$1,000.00	$1,124.10	0.14%	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	0.14%	$0.70
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Actual	$1,000.00	$983.30	0.20%	$0.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	0.20%	$1.00
Xtrackers MSCI USA ESG Leaders Equity ETF
Actual	$1,000.00	$1,018.60	0.09%	$0.45
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	0.09%	$0.45
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Actual	$1,000.00	$1,021.10	0.10%	$0.50
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.10%	$0.50

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

7

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.8%
Brazil — 3.0%
Ambev SA	457,429	$1,173,209
Atacadao SA	56,149	144,656
B3 SA — Brasil Bolsa Balcao	613,959	1,240,689
Banco Bradesco SA	158,213	352,750
Banco BTG Pactual SA	136,658	528,759
Banco do Brasil SA	89,536	691,153
Banco Santander Brasil SA	38,745	210,249
BB Seguridade Participacoes SA	70,636	462,861
BRF SA*	42,849	50,558
Caixa Seguridade Participacoes S/A	48,444	78,595
CCR SA	119,806	252,201
Centrais Eletricas Brasileiras SA	73,563	483,591
Cia de Saneamento Basico do Estado de Sao Paulo	21,059	208,747
Cia Energetica de Minas Gerais	25,731	76,394
Cia Siderurgica Nacional SA	29,795	95,137
CPFL Energia SA	2,429	14,093
CSN Mineracao SA	26,255	23,435
Diagnosticos da America SA	11,195	19,814
Energisa SA	19,907	147,528
Engie Brasil Energia SA	18,815	141,562
Equatorial Energia SA	40,610	197,811
Hapvida Participacoes e Investimentos SA, 144A*	301,047	258,912
Hypera SA	42,276	337,272
Itau Unibanco Holding SA	46,529	193,577
Klabin SA	50,093	186,720
Localiza Rent a Car SA*	184	1,868
Localiza Rent a Car SA	51,713	549,649
Lojas Renner SA	102,598	366,513
Magazine Luiza SA*	205,832	141,540
Multiplan Empreendimentos Imobiliarios SA	17,634	85,017
Natura & Co. Holding SA	92,809	272,345
Neoenergia SA	20,444	55,097
NU Holdings Ltd., Class A*	167,030	841,831
Pagseguro Digital Ltd., Class A*	15,628	135,495
Porto Seguro SA	13,880	70,374
Raia Drogasil SA	119,800	520,441
Rede D’Or Sao Luiz SA, 144A	114,454	560,136
Rumo SA	127,462	438,489
Sendas Distribuidora SA	66,496	231,049
StoneCo Ltd., Class A*	28,887	245,828
Suzano SA	51,259	468,731
Telefonica Brasil SA	45,178	336,972
TIM SA	85,684	201,216
TOTVS SA	45,231	236,435
WEG SA	92,985	697,472
XP, Inc., Series BDR*	8,545	105,243
XP, Inc., Class A* (a)	18,980	235,732

(Cost $17,585,422)		14,367,746

Chile — 0.4%
Banco de Chile	4,429,284	457,645
Banco de Credito e Inversiones SA	7,264	226,033
Banco Santander Chile	6,993,460	294,830

	Number of Shares	Value
Chile (Continued)
Cencosud SA	139,513	$262,317
Cia Sud Americana de Vapores SA	1,454,900	139,836
Empresas CMPC SA	60,284	99,608
Enel Americas SA	1,233,149	152,672
Enel Chile SA	856,873	38,389
Falabella SA	56,143	122,904

(Cost $1,846,344)		1,794,234

China — 29.7%
360 Security Technology, Inc., Class A	33,054	51,304
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	9,736	30,769
Advanced Micro-Fabrication Equipment Inc China, Class A*	2,121	32,128
AECC Aero-Engine Control Co. Ltd., Class A	7,000	25,496
Agricultural Bank of China Ltd., Class A	554,839	233,853
Agricultural Bank of China Ltd., Class H	3,196,035	1,107,486
Aier Eye Hospital Group Co. Ltd., Class A	31,520	141,692
Air China Ltd., Class A*	17,096	27,322
Air China Ltd., Class H*	69,821	64,311
Airtac International Group	7,969	281,156
Alibaba Group Holding Ltd., ADR*	115,180	10,111,652
Aluminum Corp. of China Ltd., Class H	66,329	33,800
Amlogic Shanghai Co. Ltd., Class A*	2,722	31,172
Angang Steel Co. Ltd., Class A	34,600	15,081
Angang Steel Co. Ltd., Class H	35,410	11,594
Angel Yeast Co. Ltd., Class A	6,112	35,555
Anhui Conch Cement Co. Ltd., Class H	25,168	92,342
Anjoy Foods Group Co. Ltd., Class A	1,900	44,681
ANTA Sports Products Ltd.	76,332	1,005,507
Apeloa Pharmaceutical Co. Ltd., Class A	6,900	23,812
Asymchem Laboratories Tianjin Co. Ltd., Class A	1,452	29,912
Asymchem Laboratories Tianjin Co. Ltd., Class H, 144A	2,040	27,418
Autohome, Inc., ADR	7,101	216,580
Avary Holding Shenzhen Co. Ltd., Class A	4,836	19,784
AVIC Industry-Finance Holdings Co. Ltd., Class A	47,600	29,786
Baidu, Inc., ADR*	29,384	4,045,883
Bank of Beijing Co. Ltd., Class A	91,802	57,181
Bank of Chengdu Co. Ltd., Class A	16,300	33,694
Bank of China Ltd., Class A	149,013	69,237
Bank of China Ltd., Class H	5,194,572	1,905,901
Bank of Communications Co. Ltd., Class A	259,714	183,063
Bank of Communications Co. Ltd., Class H	757,242	447,621
Bank of Hangzhou Co. Ltd., Class A	35,743	62,368
Bank of Jiangsu Co. Ltd., Class A	62,276	64,411
Bank of Nanjing Co. Ltd., Class A	52,895	75,405
Bank of Ningbo Co. Ltd., Class A	25,655	109,016
Bank of Shanghai Co. Ltd., Class A	65,639	56,464
Bank of Zhengzhou Co. Ltd., Class A*	73,100	25,237
Baoshan Iron & Steel Co. Ltd., Class A	7,256	6,868

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
BBMG Corp., Class A	45,480	$17,075
Beijing Dabeinong Technology Group Co. Ltd., Class A*	19,038	22,566
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	23,207
Beijing Enlight Media Co. Ltd., Class A	20,500	22,412
Beijing Kingsoft Office Software, Inc., Class A	2,364	98,958
Beijing New Building Materials PLC, Class A	8,000	34,628
Beijing Shiji Information Technology Co. Ltd., Class A	8,680	20,752
Beijing Tongrentang Co. Ltd., Class A	6,200	43,666
Beijing United Information Technology Co. Ltd., Class A	3,290	38,235
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	984	17,948
Bethel Automotive Safety Systems Co. Ltd., Class A	2,700	28,469
Betta Pharmaceuticals Co. Ltd., Class A	2,800	23,486
BGI Genomics Co. Ltd., Class A	3,200	25,626
Bilibili, Inc., ADR* (a)	21,876	422,207
Bloomage Biotechnology Corp. Ltd., Class A	518	9,448
Blue Moon Group Holdings Ltd., 144A	121,938	73,323
BOC International China Co. Ltd., Class A	14,455	23,621
BOE Technology Group Co. Ltd., Class A	51,887	31,125
BYD Co. Ltd., Class A	6,878	258,035
BYD Co. Ltd., Class H	57,551	1,548,477
By-health Co. Ltd., Class A	4,800	15,853
Caitong Securities Co. Ltd., Class A	27,800	30,832
CanSino Biologics, Inc., Class H, 144A	4,744	36,020
CECEP Wind-Power Corp., Class A	44,100	25,121
CETC Cyberspace Security Technology Co. Ltd., Class A	5,300	23,901
CGN Power Co. Ltd., Class A	122,190	47,985
CGN Power Co. Ltd., Class H, 144A	1,028,586	230,628
Changchun High & New Technology Industry Group, Inc., Class A	1,512	42,911
Changjiang Securities Co. Ltd., Class A	29,600	24,100
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,412	30,670
Chaozhou Three-Circle Group Co. Ltd., Class A	11,300	51,788
Chengxin Lithium Group Co. Ltd., Class A	5,100	27,878
China Baoan Group Co. Ltd., Class A	13,549	24,947
China Bohai Bank Co. Ltd., Class H, 144A	245,802	49,477
China Cinda Asset Management Co. Ltd., Class H	529,076	68,751
China CITIC Bank Corp. Ltd., Class A	34,100	24,134
China CITIC Bank Corp. Ltd., Class H	641,557	296,688
China Conch Venture Holdings Ltd.	94,009	189,228
China Construction Bank Corp., Class A	59,021	47,884
China Construction Bank Corp., Class H	9,617,325	5,881,032
China Eastern Airlines Corp. Ltd., Class A*	11,908	9,301

	Number of Shares	Value
China (Continued)
China Eastern Airlines Corp. Ltd., Class H* (a)	105,864	$42,888
China Everbright Bank Co. Ltd., Class A	169,415	72,623
China Everbright Bank Co. Ltd., Class H	466,999	134,457
China Evergrande Group* (b)	185,090	0
China Feihe Ltd., 144A	148,909	119,135
China Galaxy Securities Co. Ltd., Class A	18,000	24,909
China Galaxy Securities Co. Ltd., Class H	243,905	121,494
China Great Wall Securities Co. Ltd., Class A	33,500	41,925
China Greatwall Technology Group Co. Ltd., Class A	13,749	25,751
China Hongqiao Group Ltd.	130,495	139,481
China International Capital Corp. Ltd., Class A	10,188	61,421
China International Capital Corp. Ltd., Class H, 144A	174,169	374,543
China Jushi Co. Ltd., Class A	19,600	42,715
China Lesso Group Holdings Ltd.	71,198	75,012
China Life Insurance Co. Ltd., Class A	13,829	71,157
China Life Insurance Co. Ltd., Class H	771,877	1,307,849
China Literature Ltd., 144A*	37,988	162,367
China Merchants Bank Co. Ltd., Class A	128,460	689,449
China Merchants Bank Co. Ltd., Class H	427,272	2,313,403
China Merchants Securities Co. Ltd., Class A	55,344	111,298
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	34,643	73,904
China Minsheng Banking Corp. Ltd., Class A	143,963	70,618
China Minsheng Banking Corp. Ltd., Class H (a)	449,954	155,344
China National Chemical Engineering Co. Ltd., Class A	10,701	13,885
China National Nuclear Power Co. Ltd., Class A	109,672	95,604
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,854	11,926
China Pacific Insurance Group Co. Ltd., Class A	29,460	117,048
China Pacific Insurance Group Co. Ltd., Class H	156,129	413,718
China Railway Group Ltd., Class A	43,224	37,555
China Railway Group Ltd., Class H	212,390	110,666
China Railway Signal & Communication Corp. Ltd., Class A	35,744	26,274
China Rare Earth Resources And Technology Co. Ltd., Class A*	5,900	34,237
China Resources Microelectronics Ltd., Class A	6,121	47,715
China Resources Mixc Lifestyle Services Ltd., 144A	45,989	251,930
China Resources Pharmaceutical Group Ltd., 144A	96,281	79,115
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	4,300	31,503
China Southern Airlines Co. Ltd., Class A*	22,000	25,001

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
China Southern Airlines Co. Ltd., Class H* (a)	80,834	$58,904
China State Construction Engineering Corp. Ltd., Class A	142,259	115,007
China Three Gorges Renewables Group Co. Ltd., Class A	151,000	121,422
China Tower Corp. Ltd., Class H, 144A	3,000,181	324,881
China United Network Communications Ltd., Class A	198,767	150,969
China Vanke Co. Ltd., Class A	24,452	60,288
China Vanke Co. Ltd., Class H	83,774	146,214
China Yangtze Power Co. Ltd., Class A	169,618	516,293
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,284	49,130
China Zheshang Bank Co. Ltd., Class A*	90,700	38,098
Chongqing Brewery Co. Ltd., Class A	3,100	61,294
Chongqing Changan Automobile Co. Ltd., Class A	12,870	24,845
Chongqing Changan Automobile Co. Ltd., Class B	50,800	24,593
Chongqing Rural Commercial Bank Co. Ltd., Class A	48,100	25,047
Chongqing Rural Commercial Bank Co. Ltd., Class H	163,645	56,498
Chongqing Zhifei Biological Products Co. Ltd., Class A	7,540	97,248
CITIC Securities Co. Ltd., Class A	71,246	211,636
CITIC Securities Co. Ltd., Class H	237,651	503,186
CMOC Group Ltd., Class A	33,700	28,602
CMOC Group Ltd., Class H	121,368	68,187
CNGR Advanced Material Co. Ltd., Class A	2,900	29,373
Contemporary Amperex Technology Co. Ltd., Class A	14,656	851,527
COSCO SHIPPING Holdings Co. Ltd., Class A	36,076	55,943
COSCO SHIPPING Holdings Co. Ltd., Class H	169,655	175,934
Country Garden Holdings Co. Ltd. (a)	822,932	251,613
Country Garden Services Holdings Co. Ltd.	223,570	414,129
CRRC Corp. Ltd., Class A	36,300	29,764
CRRC Corp. Ltd., Class H	204,213	93,398
CSC Financial Co. Ltd., Class A	14,300	55,088
CSC Financial Co. Ltd., Class H, 144A	57,366	56,347
Dali Foods Group Co. Ltd., 144A	140,667	56,808
DaShenLin Pharmaceutical Group Co. Ltd., Class A	5,739	31,866
DHC Software Co. Ltd., Class A	28,000	26,503
Do-Fluoride New Materials Co. Ltd., Class A	4,800	25,202
Dong-E-E-Jiao Co. Ltd., Class A	5,400	37,154
Dongfeng Motor Group Co. Ltd., Class H	165,315	84,453
Dongxing Securities Co. Ltd., Class A	22,800	28,173
East Money Information Co. Ltd., Class A	43,056	129,570
Eastroc Beverage Group Co. Ltd., Class A	1,800	53,073

	Number of Shares	Value
China (Continued)
Ecovacs Robotics Co. Ltd., Class A	1,965	$25,556
Eve Energy Co. Ltd., Class A	6,482	67,788
Everbright Securities Co. Ltd., Class A	32,088	72,192
Evergrande Property Services Group Ltd., 144A* (b)	362,957	0
Fangda Carbon New Material Co. Ltd., Class A*	29,300	28,197
First Capital Securities Co. Ltd., Class A	28,400	24,471
Flat Glass Group Co. Ltd., Class A	9,482	47,126
Flat Glass Group Co. Ltd., Class H	59,696	157,805
Focus Media Information Technology Co. Ltd., Class A	60,942	57,333
Foshan Haitian Flavouring & Food Co. Ltd., Class A	9,259	109,456
Foxconn Industrial Internet Co. Ltd., Class A	26,457	36,536
Fujian Sunner Development Co. Ltd., Class A	8,260	29,515
Fuyao Glass Industry Group Co. Ltd., Class A	7,431	39,626
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	36,813	164,848
Ganfeng Lithium Group Co. Ltd., Class A	7,847	81,724
Ganfeng Lithium Group Co. Ltd., Class H, 144A	23,236	161,922
G-bits Network Technology Xiamen Co. Ltd., Class A	500	25,389
GDS Holdings Ltd., ADR* (a)	21,565	415,126
GEM Co. Ltd., Class A	26,341	29,896
Gemdale Corp., Class A	13,396	18,634
Genscript Biotech Corp.*	108,205	295,687
GF Securities Co. Ltd., Class A	40,163	94,346
GF Securities Co. Ltd., Class H	125,137	177,594
GigaDevice Semiconductor, Inc., Class A	3,204	48,343
Ginlong Technologies Co. Ltd., Class A*	2,000	45,681
GoerTek, Inc., Class A	10,488	32,512
Gotion High-tech Co. Ltd., Class A	2,119	9,013
Great Wall Motor Co. Ltd., Class A	7,101	35,231
Great Wall Motor Co. Ltd., Class H	98,812	130,919
Gree Electric Appliances, Inc. of Zhuhai, Class A	14,070	71,891
Greentown China Holdings Ltd.	38,013	51,914
Guangdong Haid Group Co. Ltd., Class A	3,270	29,879
Guangdong Kinlong Hardware Products Co. Ltd., Class A	1,171	16,196
Guangzhou Automobile Group Co. Ltd., Class H	87,485	55,726
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	7,832	35,568
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	27,363	80,526
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	2,871	34,807
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,300	42,519
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,210	72,549

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	25,700	$24,289
Guosen Securities Co. Ltd., Class A	21,556	29,954
Guotai Junan Securities Co. Ltd., Class A	33,191	68,228
Guotai Junan Securities Co. Ltd., Class H, 144A	61,314	72,644
Guoyuan Securities Co. Ltd., Class A	22,400	22,717
H World Group Ltd., ADR	10,574	500,890
Haidilao International Holding Ltd., 144A*	94,340	260,804
Haier Smart Home Co. Ltd., Class A	23,907	90,480
Haier Smart Home Co. Ltd., Class H	141,147	498,991
Haitong Securities Co. Ltd., Class A	49,036	64,542
Haitong Securities Co. Ltd., Class H	197,837	127,279
Hangzhou First Applied Material Co. Ltd., Class A	11,644	115,055
Hangzhou Lion Electronics Co. Ltd., Class A	3,800	24,380
Hangzhou Oxygen Plant Group Co. Ltd., Class A	5,300	29,734
Hangzhou Robam Appliances Co. Ltd., Class A	4,600	20,374
Hangzhou Silan Microelectronics Co. Ltd., Class A	9,789	47,469
Hangzhou Tigermed Consulting Co. Ltd., Class A	2,805	46,588
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	7,661	87,888
Hansoh Pharmaceutical Group Co. Ltd., 144A	114,879	206,356
Henan Shuanghui Investment & Development Co. Ltd., Class A	7,800	29,711
Hengan International Group Co. Ltd.	36,388	167,349
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	9,500	29,737
Hengtong Optic-electric Co. Ltd., Class A	11,400	24,156
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,442	24,581
Hoshine Silicon Industry Co. Ltd., Class A	3,100	43,697
Hua Hong Semiconductor Ltd., 144A*	60,442	231,388
Huadong Medicine Co. Ltd., Class A	6,850	47,347
Huafon Chemical Co. Ltd., Class A	11,000	12,912
Hualan Biological Engineering, Inc., Class A	8,100	25,855
Huaneng Lancang River Hydropower, Inc., Class A	38,942	39,773
Huatai Securities Co. Ltd., Class A	35,679	64,668
Huatai Securities Co. Ltd., Class H, 144A	85,391	96,057
Huaxi Securities Co. Ltd., Class A	20,900	24,863
Huaxia Bank Co. Ltd., Class A	54,452	40,888
Huayu Automotive Systems Co. Ltd., Class A	11,706	31,826
Huizhou Desay Sv Automotive Co. Ltd., Class A	3,670	60,221
Humanwell Healthcare Group Co. Ltd., Class A	7,800	29,936

	Number of Shares	Value
China (Continued)
Hundsun Technologies, Inc., Class A	8,183	$52,264
Iflytek Co. Ltd., Class A	12,131	84,355
Imeik Technology Development Co. Ltd., Class A	1,200	101,580
Industrial & Commercial Bank of China Ltd., Class A	381,492	235,973
Industrial & Commercial Bank of China Ltd., Class H	8,103,037	4,046,615
Industrial Bank Co. Ltd., Class A	80,490	195,792
Industrial Securities Co. Ltd., Class A	36,516	33,776
Ingenic Semiconductor Co. Ltd., Class A	1,680	18,294
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	22,218	97,352
Innovent Biologics, Inc., 144A*	90,031	436,994
Inspur Electronic Information Industry Co. Ltd., Class A	7,671	43,035
iQIYI, Inc., ADR*	19,133	147,898
JA Solar Technology Co. Ltd., Class A	15,694	137,983
Jafron Biomedical Co. Ltd., Class A	5,198	24,234
Jason Furniture Hangzhou Co. Ltd., Class A	4,100	27,785
JCET Group Co. Ltd., Class A	8,792	35,589
JD Health International, Inc., 144A*	38,525	268,711
JD Logistics, Inc., 144A*	114,697	204,568
JD.com, Inc., ADR	65,116	2,893,755
JD.com, Inc., Class A	16,948	375,039
Jiangsu Eastern Shenghong Co. Ltd., Class A	23,742	53,039
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,900	38,676
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	25,012	156,512
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,600	40,146
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,500	24,962
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,325	9,992
Jiangxi Copper Co. Ltd., Class H	26,927	42,400
Jiangxi Special Electric Motor Co. Ltd., Class A*	9,000	23,174
Joinn Laboratories China Co. Ltd., Class A	2,800	23,663
Joinn Laboratories China Co. Ltd., Class H, 144A	7,278	31,525
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	5,489	30,091
Juewei Food Co. Ltd., Class A	3,700	27,890
Juneyao Airlines Co. Ltd., Class A*	11,100	28,709
KE Holdings, Inc., ADR*	38,174	696,676
Keda Industrial Group Co. Ltd., Class A	11,000	25,935
Kingdee International Software Group Co. Ltd.*	289,361	538,946
Kingsoft Corp. Ltd.	88,406	291,139
Kuaishou Technology, 144A*	77,417	517,790
Kuang-Chi Technologies Co. Ltd., Class A	9,700	24,432

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
LB Group Co. Ltd., Class A	7,201	$22,696
Lenovo Group Ltd.	869,832	780,128
Lens Technology Co. Ltd., Class A	11,938	21,895
Lepu Medical Technology Beijing Co. Ltd., Class A	7,400	24,994
Li Auto, Inc., ADR*	57,428	1,355,875
Li Ning Co. Ltd.	146,823	1,248,543
Liaoning Port Co. Ltd., Class A	106,100	24,725
Livzon Pharmaceutical Group, Inc., Class A	5,000	25,756
Longfor Group Holdings Ltd., 144A	130,694	372,960
LONGi Green Energy Technology Co. Ltd., Class A	59,333	377,590
Lufax Holding Ltd., ADR	190,712	411,938
Luxshare Precision Industry Co. Ltd., Class A	29,353	126,419
Mango Excellent Media Co. Ltd., Class A	7,960	38,382
Maxscend Microelectronics Co. Ltd., Class A	2,174	36,683
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	26,100	24,667
Meituan, Class B, 144A*	506,035	8,773,981
Metallurgical Corp. of China Ltd., Class A	56,242	27,588
Metallurgical Corp. of China Ltd., Class H	220,909	48,125
Microport Scientific Corp.*	45,063	127,447
Ming Yang Smart Energy Group Ltd., Class A	11,834	43,222
Montage Technology Co. Ltd., Class A	6,436	53,484
Muyuan Foods Co. Ltd., Class A	15,550	110,814
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	15,500	38,506
NARI Technology Co. Ltd., Class A	26,736	100,957
NAURA Technology Group Co. Ltd., Class A	2,163	72,575
NavInfo Co. Ltd., Class A	11,031	20,692
NetEase, Inc., ADR (a)	24,025	1,865,301
New China Life Insurance Co. Ltd., Class A	9,680	43,403
New China Life Insurance Co. Ltd., Class H	58,721	142,136
New Hope Liuhe Co. Ltd., Class A*	10,878	20,655
New Oriental Education & Technology Group, Inc., ADR*	10,320	399,590
Ninestar Corp., Class A	7,759	60,249
Ningbo Deye Technology Co. Ltd., Class A	1,300	61,880
Ningbo Orient Wires & Cables Co. Ltd., Class A	3,000	23,735
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	2,814	29,198
Ningbo Shanshan Co. Ltd., Class A	13,500	34,703
Ningbo Tuopu Group Co. Ltd., Class A	3,500	33,733
Ningbo Zhoushan Port Co. Ltd., Class A	77,800	40,737
NIO, Inc., ADR*	159,074	1,493,705
Nongfu Spring Co. Ltd., Class H, 144A (a)	109,970	616,432
Offcn Education Technology Co. Ltd., Class A*	26,339	21,634

	Number of Shares	Value
China (Continued)
Oppein Home Group, Inc., Class A	2,766	$56,341
Orient Securities Co. Ltd., Class A	23,380	34,305
Orient Securities Co. Ltd., Class H, 144A	82,219	45,459
Ovctek China, Inc., Class A	3,677	18,222
PDD Holdings, Inc., ADR*	52,666	4,620,388
People’s Insurance Co. Group of China Ltd., Class A	71,904	53,992
People’s Insurance Co. Group of China Ltd., Class H	901,113	284,701
Perfect World Co. Ltd., Class A	12,100	24,786
Pharmaron Beijing Co. Ltd., Class A	5,505	47,331
Pharmaron Beijing Co. Ltd., Class H, 144A	20,608	115,255
PICC Property & Casualty Co. Ltd., Class H	443,475	389,266
Ping An Bank Co. Ltd., Class A	81,233	161,024
Ping An Insurance Group Co. of China Ltd., Class A	69,167	479,573
Ping An Insurance Group Co. of China Ltd., Class H	646,524	4,390,054
Poly Developments and Holdings Group Co. Ltd., Class A	32,388	70,304
Poly Property Services Co. Ltd., Class H	10,741	65,066
Pop Mart International Group Ltd., 144A (a)	18,980	52,712
Postal Savings Bank of China Co. Ltd., Class A	173,473	112,792
Postal Savings Bank of China Co. Ltd., Class H, 144A	1,336,192	801,766
Proya Cosmetics Co. Ltd., Class A	1,000	26,253
Pylon Technologies Co. Ltd., Class A	839	32,345
Qinghai Salt Lake Industry Co. Ltd., Class A*	28,100	100,246
Remegen Co. Ltd., Class H, 144A*	11,366	74,427
Rockchip Electronics Co. Ltd., Class A	2,300	27,891
SAIC Motor Corp. Ltd., Class A	6,388	13,811
Sangfor Technologies, Inc., Class A	2,112	43,390
Sany Heavy Industry Co. Ltd., Class A	30,512	82,209
Satellite Chemical Co. Ltd., Class A	14,949	37,439
Seazen Holdings Co. Ltd., Class A*	10,115	28,431
SF Holding Co. Ltd., Class A	17,931	139,105
SG Micro Corp., Class A	1,209	27,320
Shandong Gold Mining Co. Ltd., Class A	13,900	37,951
Shandong Gold Mining Co. Ltd., Class H, 144A	49,319	84,445
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	10,250	53,272
Shandong Linglong Tyre Co. Ltd., Class A	4,844	15,699
Shandong Nanshan Aluminum Co. Ltd., Class A	6,684	3,471
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	149,410	240,975
Shanghai Baosight Software Co. Ltd., Class A	7,347	52,304
Shanghai Baosight Software Co. Ltd., Class B	31,434	102,475

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
Shanghai Electric Group Co. Ltd., Class H*	153,725	$35,643
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	13,471	65,304
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	48,230	141,013
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	860	26,019
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	2,507	25,955
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	25,376	104,097
Shanghai International Airport Co. Ltd., Class A*	10,084	85,062
Shanghai International Port Group Co. Ltd., Class A	42,100	32,218
Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,632	50,230
Shanghai Junshi Biosciences Co. Ltd., Class A*	4,474	33,981
Shanghai Junshi Biosciences Co. Ltd., Class H, 144A*	11,583	46,187
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	65,381	50,997
Shanghai M&G Stationery, Inc., Class A	4,400	34,293
Shanghai Medicilon, Inc., Class A	744	20,233
Shanghai MicroPort MedBot Group Co. Ltd.*	19,404	71,688
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	6,300	17,908
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	47,085	83,019
Shanghai Pudong Development Bank Co. Ltd., Class A	185,361	191,448
Shanghai Putailai New Energy Technology Co. Ltd., Class A	3,732	26,998
Shanghai RAAS Blood Products Co. Ltd., Class A	27,100	24,170
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,885	21,298
Shengyi Technology Co. Ltd., Class A	11,100	28,949
Shennan Circuits Co. Ltd., Class A	2,600	29,868
Shenwan Hongyuan Group Co. Ltd., Class A	74,927	45,484
Shenzhen Capchem Technology Co. Ltd., Class A	3,357	22,431
Shenzhen Dynanonic Co. Ltd., Class A	900	29,316
Shenzhen Inovance Technology Co. Ltd., Class A	8,818	92,979
Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,224	41,063
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,791	351,933
Shenzhen Overseas Chinese Town Co. Ltd., Class A	67,864	51,837
Shenzhen SC New Energy Technology Corp., Class A	1,900	35,285

	Number of Shares	Value
China (Continued)
Shenzhen Transsion Holdings Co. Ltd., Class A	3,965	$46,017
Shenzhou International Group Holdings Ltd.	49,621	541,757
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	9,800	42,320
Sichuan Chuantou Energy Co. Ltd., Class A	27,600	51,534
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	5,800	24,087
Sichuan Road & Bridge Group Co. Ltd., Class A	16,552	30,263
Sichuan Swellfun Co. Ltd., Class A	3,800	45,261
Sichuan Yahua Industrial Group Co. Ltd., Class A	7,000	24,670
Sinoma Science & Technology Co. Ltd., Class A	5,182	17,182
Sinomine Resource Group Co. Ltd., Class A	3,000	32,371
Sinopharm Group Co. Ltd., Class H	80,342	214,941
Sinotrans Ltd., Class H	68,376	20,906
Skshu Paint Co. Ltd., Class A*	1,500	26,413
Songcheng Performance Development Co. Ltd., Class A	11,400	25,746
SooChow Securities Co. Ltd., Class A	31,000	31,394
StarPower Semiconductor Ltd., Class A	1,000	42,437
Sunac China Holdings Ltd.* (b)	230,518	0
Sungrow Power Supply Co. Ltd., Class A	5,689	97,876
Sunny Optical Technology Group Co. Ltd.	42,016	476,390
Sunwoda Electronic Co. Ltd., Class A	10,172	31,635
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	8,700	36,544
Suzhou Maxwell Technologies Co. Ltd., Class A	690	36,440
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	3,200	26,468
TCL Technology Group Corp., Class A	24,568	15,691
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	24,262	152,342
Tencent Holdings Ltd.	635,310	27,809,735
Tencent Music Entertainment Group, ADR*	71,771	541,153
Thunder Software Technology Co. Ltd., Class A	2,871	39,482
Tianqi Lithium Corp., Class A*	5,700	67,227
Tianqi Lithium Corp., Class H*	6,629	47,124
Tingyi Cayman Islands Holding Corp.	68,291	110,317
Toly Bread Co. Ltd., Class A	10,700	27,121
Tongcheng Travel Holdings Ltd.*	91,194	180,773
Tongwei Co. Ltd., Class A	18,550	111,806
Topchoice Medical Corp., Class A*	1,965	41,283
Topsports International Holdings Ltd., 144A	161,124	140,608
TravelSky Technology Ltd., Class H	98,588	194,425
Trina Solar Co. Ltd., Class A	7,039	62,475
Trip.com Group Ltd., ADR*	66,523	2,364,893

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,428	$54,687
Uni-President China Holdings Ltd.	78,694	68,974
Unisplendour Corp. Ltd., Class A	7,300	26,673
Universal Scientific Industrial Shanghai Co. Ltd., Class A	8,200	18,684
Vipshop Holdings Ltd., ADR*	35,883	534,298
Walvax Biotechnology Co. Ltd., Class A	6,070	33,416
Wanhua Chemical Group Co. Ltd., Class A	12,131	181,938
Want Want China Holdings Ltd.	261,042	164,284
Weibo Corp., ADR*	8,866	183,349
Weichai Power Co. Ltd., Class A	29,288	52,411
Weichai Power Co. Ltd., Class H	122,393	181,496
Weihai Guangwei Composites Co. Ltd., Class A	3,300	31,639
Wens Foodstuffs Group Co. Ltd., Class A	15,686	44,655
Western Mining Co. Ltd., Class A	14,800	24,441
Western Securities Co. Ltd., Class A	44,956	42,876
Western Superconducting Technologies Co. Ltd., Class A	2,657	34,674
Will Semiconductor Co. Ltd., Class A	4,218	52,151
Wingtech Technology Co. Ltd., Class A	4,901	37,979
WUS Printed Circuit Kunshan Co. Ltd., Class A	13,600	32,084
WuXi AppTec Co. Ltd., Class A	16,850	200,405
WuXi AppTec Co. Ltd., Class H, 144A	37,321	397,244
Wuxi Biologics Cayman, Inc., 144A*	369,527	2,575,085
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	5,500	34,416
Wuxi Shangji Automation Co. Ltd., Class A	1,900	30,357
Xiamen C & D, Inc., Class A	24,800	47,091
Xiamen Faratronic Co. Ltd., Class A	1,400	30,690
Xiaomi Corp., Class B, 144A*	914,446	1,381,659
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	27,287	44,591
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	100,138	90,194
Xinyi Solar Holdings Ltd.	517,881	552,881
XPeng, Inc., ADR* (a)	69,154	616,854
Yadea Group Holdings Ltd., 144A	93,620	200,610
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	3,400	26,778
Yealink Network Technology Corp. Ltd., Class A	4,533	43,461
Yifeng Pharmacy Chain Co. Ltd., Class A	3,395	29,546
Yihai Kerry Arawana Holdings Co. Ltd., Class A	7,184	47,547
Yintai Gold Co. Ltd., Class A	15,400	25,697
YongXing Special Materials Technology Co. Ltd., Class A	1,600	21,138
Yonyou Network Technology Co. Ltd., Class A	20,100	67,311
YTO Express Group Co. Ltd., Class A	14,655	38,262
Yunda Holding Co. Ltd., Class A	8,618	15,819
Yunnan Aluminium Co. Ltd., Class A	18,868	36,207

	Number of Shares	Value
China (Continued)
Yunnan Baiyao Group Co. Ltd., Class A	7,847	$64,228
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	2,000	39,846
Yunnan Energy New Material Co. Ltd., Class A	4,177	75,504
Yunnan Tin Co. Ltd., Class A	1,600	3,565
Zai Lab Ltd., ADR*	5,246	194,889
Zangge Mining Co. Ltd., Class A	9,300	37,338
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,356	104,632
Zhejiang Century Huatong Group Co. Ltd., Class A*	34,986	22,144
Zhejiang Chint Electrics Co. Ltd., Class A	14,554	62,808
Zhejiang Dahua Technology Co. Ltd., Class A	19,868	41,441
Zhejiang Dingli Machinery Co. Ltd., Class A	2,700	22,740
Zhejiang Expressway Co. Ltd., Class H	101,490	81,844
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	9,900	29,536
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,273	27,825
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,575	64,883
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	4,030	22,835
Zhejiang Juhua Co. Ltd., Class A	18,500	50,137
Zhejiang NHU Co. Ltd., Class A	13,516	36,883
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	13,700	50,352
Zhejiang Supcon Technology Co. Ltd., Class A	1,822	25,685
Zhejiang Supor Co. Ltd., Class A	2,900	23,749
Zhejiang Weiming Environment Protection Co. Ltd., Class A	9,700	27,363
Zhejiang Weixing New Building Materials Co. Ltd., Class A	9,000	33,247
Zheshang Securities Co. Ltd., Class A	16,722	24,824
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	100,762	289,469
Zhongji Innolight Co. Ltd., Class A	2,800	14,299
Zhongsheng Group Holdings Ltd.	30,982	154,525
Zhongtai Securities Co. Ltd., Class A	38,900	39,002
Zhuzhou CRRC Times Electric Co. Ltd.	30,023	136,738
Zhuzhou CRRC Times Electric Co. Ltd., Class A	2,832	21,082
Zhuzhou Kibing Group Co. Ltd., Class A	10,180	16,035
Zijin Mining Group Co. Ltd., Class A	72,952	119,738
Zijin Mining Group Co. Ltd., Class H	351,324	529,929
ZTE Corp., Class A	18,512	85,853
ZTE Corp., Class H	50,211	149,043
ZTO Express Cayman, Inc., ADR	29,561	711,238

(Cost $195,604,537)		141,710,415

Colombia — 0.1%
Bancolombia SA	24,943	184,937
Ecopetrol SA	95,129	53,007

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Colombia (Continued)
Interconexion Electrica SA ESP	26,185	$93,071

(Cost $409,271)		331,015

Cyprus — 0.0%
Polymetal International PLC* (b) (Cost $548,412)	28,889	0

Czech Republic — 0.2%
CEZ AS	9,501	444,291
Komercni Banka AS	7,680	259,569
Moneta Money Bank AS, 144A	38,676	147,896

(Cost $882,771)		851,756

Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	19,352	26,346
Commercial International Bank Egypt SAE	269,614	467,490
Egyptian Financial Group-Hermes Holding Co.*	72,041	48,568

(Cost $607,967)		542,404

Greece — 0.4%
Alpha Services and Holdings SA*	201,615	316,443
Eurobank Ergasias Services and Holdings SA*	269,404	414,841
Hellenic Telecommunications Organization SA	19,510	300,424
JUMBO SA	7,006	140,127
Mytilineos SA	4,852	131,315
National Bank of Greece SA*	55,490	311,890
Piraeus Financial Holdings SA*	72,832	185,449
Star Bulk Carriers Corp.	4,606	112,893
Terna Energy SA	6,954	145,282

(Cost $1,660,344)		2,058,664

Hong Kong — 0.8%
Beijing Enterprises Water Group Ltd.	149,433	37,503
BOC Hong Kong Holdings Ltd.	371,850	1,257,738
China Everbright Environment Group Ltd.	200,120	81,073
China Jinmao Holdings Group Ltd.	432,031	83,660
China Merchants Port Holdings Co. Ltd.	80,561	112,895
China Overseas Land & Investment Ltd.	300,222	744,292
China Resources Land Ltd.	179,983	797,937
China State Construction International Holdings Ltd.	100,213	114,008
China Taiping Insurance Holdings Co. Ltd.	147,385	174,057
Guangdong Investment Ltd.	127,454	128,761
Orient Overseas International Ltd.	4,242	68,093

(Cost $3,879,030)		3,600,017

Hungary — 0.2%
OTP Bank Nyrt	23,501	714,730
Richter Gedeon Nyrt	14,383	302,153

(Cost $1,766,928)		1,016,883

	Number of Shares	Value
India — 13.3%
Aarti Industries Ltd.	16,436	$105,206
ABB India Ltd.	3,116	121,272
ACC Ltd.	3,245	67,976
Adani Green Energy Ltd.*	39,155	229,860
Adani Ports & Special Economic Zone Ltd.	76,811	550,478
Adani Transmission Ltd.*	23,635	183,808
Alkem Laboratories Ltd.	2,723	104,582
Ambuja Cements Ltd.	34,019	140,780
Apollo Hospitals Enterprise Ltd.	7,754	412,864
Ashok Leyland Ltd.	118,617	208,773
Asian Paints Ltd.	40,349	1,380,703
Astral Ltd.	7,489	171,083
AU Small Finance Bank Ltd., 144A	34,487	247,344
Aurobindo Pharma Ltd.	21,631	121,084
Avenue Supermarts Ltd., 144A*	20,293	838,784
Axis Bank Ltd.	191,270	1,953,017
Axis Bank Ltd., GDR	8,924	451,554
Bajaj Auto Ltd.	2,829	125,292
Bajaj Finance Ltd.	15,395	1,138,244
Bajaj Finserv Ltd.	23,950	386,740
Bajaj Holdings & Investment Ltd.	2,291	173,324
Balkrishna Industries Ltd.	5,087	123,954
Bandhan Bank Ltd., 144A*	69,084	192,960
Bank of Baroda	84,525	162,573
Berger Paints India Ltd.	23,484	164,651
Bharat Forge Ltd.	15,041	148,468
Bharti Airtel Ltd.	215,016	1,930,573
Biocon Ltd.	35,317	97,897
Bosch Ltd.	463	100,793
Britannia Industries Ltd.	4,327	233,538
Canara Bank	30,287	102,419
CG Power & Industrial Solutions Ltd.*	44,974	166,067
Cholamandalam Investment and Finance Co. Ltd.	37,973	347,495
Cipla Ltd.	49,572	543,528
Colgate-Palmolive India Ltd.	12,141	216,406
Container Corp. Of India Ltd.	19,022	135,876
Cummins India Ltd.	7,966	151,298
Dabur India Ltd.	41,274	265,915
Dalmia Bharat Ltd.	5,720	126,893
Deepak Nitrite Ltd.	7,381	160,638
Delhivery Ltd.*	18,859	78,842
Divi’s Laboratories Ltd.	11,563	395,227
DLF Ltd.	39,961	169,986
Dr. Reddy’s Laboratories Ltd.	11,134	581,378
Eicher Motors Ltd.	7,712	289,748
Embassy Office Parks REIT	83,442	307,858
FSN E-Commerce Ventures Ltd.*	54,242	91,828
Gland Pharma Ltd., 144A*	5,501	87,708
Godrej Consumer Products Ltd.*	39,921	445,871
Godrej Properties Ltd.*	7,592	101,058
Grasim Industries Ltd.	18,473	352,745
Gujarat Fluorochemicals Ltd.	3,350	127,453
Havells India Ltd.	12,185	176,442
HCL Technologies Ltd.	99,000	1,290,500
HDFC Asset Management Co. Ltd., 144A	3,973	86,977

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
India (Continued)
HDFC Life Insurance Co. Ltd., 144A	59,420	$351,341
Hero MotoCorp Ltd.	7,744	226,613
Hindalco Industries Ltd.	70,196	338,975
Hindustan Unilever Ltd.	81,074	2,413,218
Honeywell Automation India Ltd.	156	65,080
Housing Development Finance Corp. Ltd.	102,067	3,221,807
ICICI Bank Ltd.	321,030	3,319,714
ICICI Lombard General Insurance Co. Ltd., 144A	23,926	318,902
ICICI Prudential Life Insurance Co. Ltd., 144A	40,223	198,956
IDFC First Bank Ltd.*	216,473	144,416
Indian Railway Catering & Tourism Corp. Ltd.	21,352	157,362
Indus Towers Ltd.	40,374	83,466
IndusInd Bank Ltd.	59,936	781,359
Info Edge India Ltd.	5,921	250,091
Infosys Ltd.	341,229	6,140,203
Infosys Ltd., ADR	58,850	1,055,769
InterGlobe Aviation Ltd., 144A*	4,009	90,025
JSW Energy Ltd.	44,367	125,935
JSW Steel Ltd.	53,721	433,576
Jubilant Foodworks Ltd.	30,114	160,592
Kansai Nerolac Paints Ltd.	11,187	54,495
Kotak Mahindra Bank Ltd.	68,006	1,422,559
L&T Technology Services Ltd., 144A	2,360	105,193
Laurus Labs Ltd., 144A	30,967	117,755
Linde India Ltd.	2,032	91,483
LTIMindtree Ltd., 144A	7,477	427,094
Lupin Ltd.	20,674	164,869
Macrotech Developers Ltd., 144A*	9,418	93,442
Mahindra & Mahindra Ltd.	63,372	973,261
Marico Ltd.*	50,047	297,797
Maruti Suzuki India Ltd.	7,628	795,797
Max Financial Services Ltd.*	25,412	212,859
Max Healthcare Institute Ltd.*	62,111	320,144
Mphasis Ltd.	5,326	131,134
MRF Ltd.	144	148,510
Muthoot Finance Ltd.	9,595	112,887
Nestle India Ltd.	2,083	470,434
NHPC Ltd.	162,103	76,769
NMDC Ltd.	52,600	70,691
Oberoi Realty Ltd.	9,399	97,483
Oracle Financial Services Software Ltd.	2,341	89,743
Page Industries Ltd.	374	171,780
PB Fintech Ltd.*	17,937	121,128
Persistent Systems Ltd.	3,846	222,993
PI Industries Ltd.	6,519	244,425
Pidilite Industries Ltd.	8,621	239,940
Piramal Enterprises Ltd.	8,258	76,983
Polycab India Ltd.	3,340	124,495
Power Finance Corp. Ltd.	67,521	118,760
Power Grid Corp. of India Ltd.	186,986	502,708
Punjab National Bank	164,143	96,003
REC Ltd.	67,842	93,802
Samvardhana Motherson International Ltd.	113,361	109,223

	Number of Shares	Value
India (Continued)
SBI Cards & Payment Services Ltd.	17,072	$154,978
SBI Life Insurance Co. Ltd., 144A	24,792	336,188
Schaeffler India Ltd.	3,207	115,678
Shree Cement Ltd.	616	194,395
Shriram Finance Ltd.	16,751	243,836
Siemens Ltd.	5,163	202,766
Sona Blw Precision Forgings Ltd., 144A	22,601	122,509
SRF Ltd.	11,293	296,240
State Bank of India	185,276	1,171,709
Steel Authority of India Ltd.	62,485	62,547
Sun Pharmaceutical Industries Ltd.	100,753	1,165,879
Tata Communications Ltd.	9,401	137,437
Tata Consultancy Services Ltd.	107,070	4,290,765
Tata Consumer Products Ltd.	48,407	418,853
Tata Elxsi Ltd.	3,075	227,991
Tata Motors Ltd.*	98,455	501,044
Tata Motors Ltd., Class A*	30,661	81,541
Tata Power Co. Ltd.	67,055	164,297
Tata Steel Ltd.	406,589	511,264
Tata Teleservices Maharashtra Ltd.*	48,570	32,931
Tech Mahindra Ltd.	66,599	886,389
Titan Co. Ltd.	22,641	649,863
Torrent Pharmaceuticals Ltd.	10,386	183,409
Trent Ltd.	15,318	236,837
Tube Investments of India Ltd.	7,668	257,104
TVS Motor Co. Ltd.	17,039	222,666
UltraTech Cement Ltd.	6,395	561,720
United Spirits Ltd.*	18,570	166,365
UPL Ltd.	27,331	229,512
Varun Beverages Ltd.	17,985	282,989
Vedanta Ltd.	47,386	153,821
Voltas Ltd.	18,068	194,958
Wipro Ltd.	157,095	735,520
WNS Holdings Ltd., ADR*	3,510	305,089
Yes Bank Ltd.*	1,955,745	412,832
Zydus Lifesciences Ltd.	12,118	68,280

(Cost $72,773,055)		63,322,572

Indonesia — 2.3%
Aneka Tambang Tbk	380,026	49,590
PT Avia Avian Tbk	1,402,971	57,499
PT Bank Central Asia Tbk	5,406,607	3,102,152
PT Bank Jago Tbk*	529,518	87,153
PT Bank Mandiri Persero Tbk	1,837,417	1,204,864
PT Bank Negara Indonesia Persero Tbk	782,086	450,020
PT Bank Rakyat Indonesia Persero Tbk	7,353,658	2,251,907
PT Barito Pacific Tbk	2,024,948	124,152
PT Bukalapak.Com Tbk*	4,586,220	78,793
PT Chandra Asri Petrochemical Tbk	1,231,052	186,474
PT Charoen Pokphand Indonesia Tbk	471,436	166,162
PT Dayamitra Telekomunikasi	1,727,020	78,141
PT Elang Mahkota Teknologi Tbk	2,080,502	129,605
PT Indah Kiat Pulp & Paper Tbk	113,331	58,895
PT Indocement Tunggal Prakarsa Tbk	7,289	5,317
PT Indofood CBP Sukses Makmur Tbk	73,928	49,083
PT Indofood Sukses Makmur Tbk	277,573	117,855
PT Indosat Tbk	125,053	55,966
PT Kalbe Farma Tbk	1,448,856	200,465

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Indonesia (Continued)
PT Merdeka Copper Gold Tbk*	975,882	$290,525
PT Sarana Menara Nusantara Tbk	1,693,340	116,591
PT Semen Indonesia Persero Tbk	170,964	80,998
PT Sumber Alfaria Trijaya Tbk	1,575,748	299,650
PT Telkom Indonesia Persero Tbk	4,936,781	1,256,047
PT Tower Bersama Infrastructure Tbk	536,511	73,528
PT Unilever Indonesia Tbk	570,997	156,509
PT Vale Indonesia Tbk*	165,095	73,887

(Cost $10,686,892)		10,801,828

Kuwait — 0.8%
Agility Public Warehousing Co. KSC	116,136	228,185
Boubyan Bank KSCP	76,821	191,490
Gulf Bank KSCP	154,371	152,409
Kuwait Finance House KSCP	480,752	1,342,472
Mabanee Co KPSC	51,883	132,877
Mobile Telecommunications Co. KSCP	199,590	363,541
National Bank of Kuwait SAKP	444,886	1,551,085

(Cost $3,750,299)		3,962,059

Malaysia — 1.0%
AMMB Holdings Bhd	162,900	145,566
Axiata Group Bhd	151,452	106,987
CIMB Group Holdings Bhd	698,304	872,977
DiGi.Com Bhd	88,800	85,090
Gamuda Bhd	73,579	68,865
Hong Leong Bank Bhd	44,000	201,395
IHH Healthcare Bhd	74,700	96,382
Inari Amertron Bhd	150,600	82,222
IOI Corp. Bhd	87,400	74,594
Kuala Lumpur Kepong Bhd	15,700	72,771
Malayan Banking Bhd	277,556	544,288
Malaysia Airports Holdings Bhd*	40,700	61,583
Maxis Bhd	87,200	75,978
MR DIY Group M Bhd, 144A	189,350	71,732
Nestle Malaysia Bhd	2,419	72,826
Petronas Chemicals Group Bhd	89,000	142,003
PPB Group Bhd	25,300	98,663
Press Metal Aluminium Holdings Bhd	205,500	236,296
Public Bank Bhd	1,116,300	1,027,369
QL Resources Bhd	35,300	45,703
RHB Bank Bhd	155,931	197,368
Sime Darby Bhd	121,400	61,410
Sime Darby Plantation Bhd	102,400	96,524
Telekom Malaysia Bhd	76,800	86,085
TIME dotCom Bhd	74,700	89,057
Westports Holdings Bhd	60,000	49,471

(Cost $5,015,653)		4,763,205

Mexico — 2.5%
Alfa SAB de CV, Class A	310,609	202,383
America Movil SAB de CV, Series L	1,321,371	1,368,602
Arca Continental SAB de CV	25,541	215,227
Cemex SAB de CV, Series CPO*	866,554	433,159
Coca-Cola Femsa SAB de CV	51,934	375,058
El Puerto de Liverpool SAB de CV, Class C1	12,773	77,558
Fibra Uno Administracion SA de CV REIT	190,970	271,579

	Number of Shares	Value
Mexico (Continued)
Fomento Economico Mexicano SAB de CV	134,153	$1,236,184
Gruma SAB de CV, Class B	6,395	93,599
Grupo Aeroportuario del Pacifico SAB de CV, Class B	23,195	440,446
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,198	206,148
Grupo Bimbo SAB de CV, Series A	80,716	382,548
Grupo Elektra SAB DE CV (a)	4,101	215,812
Grupo Financiero Banorte SAB de CV, Class O	299,156	2,521,236
Grupo Financiero Inbursa SAB de CV, Class O*	107,371	222,476
Grupo Mexico SAB de CV, Series B	192,886	864,066
Grupo Televisa SAB, Series CPO	247,504	247,301
Industrias Penoles SAB de CV*	7,880	94,134
Kimberly-Clark de Mexico SAB de CV, Class A	164,475	329,489
Operadora De Sites Mexicanos SAB de CV, Class A-1	105,536	107,638
Orbia Advance Corp. SAB de CV	48,384	100,887
Wal-Mart de Mexico SAB de CV	533,523	2,096,534

(Cost $9,829,506)		12,102,064

Peru — 0.2%
Credicorp Ltd.	3,631	462,662
Credicorp Ltd. (c)	1,733	220,264
InRetail Peru Corp., 144A	3,535	120,190
Intercorp Financial Services, Inc.	3,238	77,162

(Cost $827,236)		880,278

Philippines — 0.6%
ACEN Corp.	59,410	6,805
Ayala Land, Inc.	376,800	194,016
Bank of the Philippine Islands	189,120	375,165
BDO Unibank, Inc.	218,298	486,684
Globe Telecom, Inc.	4,004	128,403
International Container Terminal Services, Inc.	51,820	187,058
JG Summit Holdings, Inc.	130,540	116,272
Jollibee Foods Corp.	32,860	142,482
Metropolitan Bank & Trust Co.	109,300	114,928
Monde Nissin Corp., 144A	621,100	135,329
PLDT, Inc.	8,645	200,702
SM Investments Corp.	29,490	453,938
SM Prime Holdings, Inc.	700,500	430,931
Universal Robina Corp.	37,690	92,948

(Cost $3,381,241)		3,065,661

Qatar — 1.0%
Commercial Bank PSQC	263,842	445,563
Industries Qatar QSC	124,835	477,161
Masraf Al Rayan QSC	415,275	307,886
Mesaieed Petrochemical Holding Co.	365,594	210,919
Ooredoo QPSC	62,238	157,229
Qatar International Islamic Bank QSC	120,267	346,427
Qatar Islamic Bank SAQ	138,148	705,582
Qatar National Bank QPSC	460,401	2,130,228

(Cost $5,385,566)		4,780,995

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Russia — 0.0%
Alrosa PJSC* (b)	246,725	$0
MMC Norilsk Nickel PJSC (b)	5,593	0
Mobile TeleSystems PJSC, ADR* (b)	25,457	0
Mobile TeleSystems PJSC (b)	32,151	0
Novolipetsk Steel PJSC* (b)	121,611	0
PIK Group PJSC* (b)	21,692	0
Polyus PJSC* (b)	2,793	0
Sberbank of Russia PJSC* (b)	989,954	0
United Co RUSAL International PJSC (b)	255,320	0
Yandex NV, Class A* (b)	28,401	0

(Cost $9,710,782)		0

Saudi Arabia — 2.7%
Advanced Petrochemical Co.	10,671	137,345
Al Rajhi Bank*	122,077	2,286,921
Alinma Bank	81,657	640,827
Almarai Co. JSC	21,377	299,067
Arab National Bank	61,711	378,556
Bank AlBilad*	41,158	390,999
Banque Saudi Fransi	49,703	433,104
Bupa Arabia for Cooperative Insurance Co.	6,305	259,750
Dr Sulaiman Al Habib Medical Services Group Co.	5,341	329,912
Etihad Etisalat Co.	32,021	333,636
Jarir Marketing Co.	5,195	204,608
Mouwasat Medical Services Co.	3,077	148,084
Riyad Bank	91,501	635,178
Sahara International Petrochemical Co.	28,542	269,246
Saudi Basic Industries Corp.	92,468	2,180,704
Saudi British Bank	62,407	551,288
Saudi Industrial Investment Group	30,403	180,993
Saudi Kayan Petrochemical Co.*	62,131	210,268
Saudi National Bank	136,795	1,722,400
Saudi Telecom Co.	112,565	1,054,364
Savola Group	21,441	155,409

(Cost $14,201,096)		12,802,659

Singapore — 0.0%
BOC Aviation Ltd., 144A (Cost $112,509)	13,998	101,113

South Africa — 3.5%
Absa Group Ltd.	74,764	808,276
Anglo American Platinum Ltd.	2,781	154,110
AngloGold Ashanti Ltd.	22,809	385,297
Aspen Pharmacare Holdings Ltd.	39,008	301,524
Bid Corp. Ltd.	34,524	756,448
Bidvest Group Ltd.	20,944	267,364
Capitec Bank Holdings Ltd.	4,051	387,199
Clicks Group Ltd.	15,369	223,968
Discovery Ltd.*	39,533	322,510
FirstRand Ltd.	385,177	1,375,464
Gold Fields Ltd.	80,285	729,492
Impala Platinum Holdings Ltd.	53,313	498,125
Investec Ltd.	18,264	116,830
Kumba Iron Ore Ltd. (a)	2,423	63,235
MTN Group Ltd.	142,559	1,124,629

	Number of Shares	Value
South Africa (Continued)
MultiChoice Group	25,378	$194,936
Naspers Ltd., Class N	22,691	4,026,188
Nedbank Group Ltd.	42,988	539,989
Northam Platinum Holdings Ltd.*	20,747	170,949
Old Mutual Ltd.	503,220	326,502
OUTsurance Group Ltd.	73,000	142,013
Pepkor Holdings Ltd., 144A	84,515	86,328
Sanlam Ltd.	173,424	565,255
Sasol Ltd.	22,991	338,598
Shoprite Holdings Ltd.	42,132	510,783
Sibanye Stillwater Ltd.	170,037	343,756
Standard Bank Group Ltd.	109,081	1,090,914
Vodacom Group Ltd.	86,661	598,206
Woolworths Holdings Ltd.	103,156	432,714

(Cost $18,930,745)		16,881,602

South Korea — 10.3%
Alteogen, Inc.*	2,685	76,395
Amorepacific Corp.	1,648	172,366
AMOREPACIFIC Group	1,617	48,880
BNK Financial Group, Inc.	30,011	151,954
Celltrion Healthcare Co. Ltd.	5,858	241,270
Celltrion Pharm, Inc.*	1,353	58,588
Celltrion, Inc.	9,798	1,075,133
Cheil Worldwide, Inc.	3,692	55,802
Chong Kun Dang Pharmaceutical Corp.	513	30,666
Chunbo Co. Ltd.	379	72,177
CJ CheilJedang Corp.	421	102,128
CJ Corp.	808	53,063
CJ ENM Co. Ltd.*	544	38,110
CJ Logistics Corp.	462	28,525
Coway Co. Ltd.	3,295	132,970
CS Wind Corp.	1,400	70,780
Daewoo Engineering & Construction Co. Ltd.*	13,124	42,697
DB HiTek Co. Ltd.	2,758	94,417
DB Insurance Co. Ltd.	3,889	226,301
DL E&C Co. Ltd.	2,302	57,409
Dongsuh Cos., Inc.	4,554	66,525
Doosan Fuel Cell Co. Ltd.*	3,358	87,297
Douzone Bizon Co. Ltd.	1,527	39,697
Ecopro BM Co. Ltd.	3,124	392,610
Ecopro Co. Ltd.	1,549	334,207
E-MART, Inc.	1,120	94,797
F&F Co. Ltd. / New	1,002	105,179
Fila Holdings Corp.	4,598	135,516
Green Cross Corp.	405	36,667
GS Engineering & Construction Corp.	2,982	50,141
Hana Financial Group, Inc.	26,651	914,382
Hanjin Kal Corp.	1,293	43,776
Hankook Tire & Technology Co. Ltd.	1,644	46,217
Hanmi Pharm. Co. Ltd.*	563	110,196
Hanmi Science Co. Ltd.*	3,108	76,452
Hanon Systems	11,187	76,341
Hansol Chemical Co. Ltd.	747	115,444
Hanssem Co. Ltd.	940	31,860
Hanwha Life Insurance Co. Ltd.*	28,391	63,830

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Hanwha Solutions Corp.* (b)	6,421	$201,862
HL Mando Co. Ltd.	1,971	70,677
HLB, Inc.*	4,515	110,209
HMM Co. Ltd.*	14,398	245,362
Hugel, Inc.*	524	51,123
HYBE Co. Ltd.*	860	120,299
Hyosung Advanced Materials Corp.	152	47,211
Hyosung TNC Corp.	182	62,925
Hyundai Autoever Corp.	542	46,530
Hyundai Department Store Co. Ltd.	968	39,722
Hyundai Doosan Infracore Co. Ltd.	7,725	49,856
Hyundai Elevator Co. Ltd.*	1,580	33,134
Hyundai Engineering & Construction Co. Ltd.	6,315	173,713
Hyundai Glovis Co. Ltd.	899	107,751
Hyundai Marine & Fire Insurance Co. Ltd.	3,346	89,008
Hyundai Mipo Dockyard Co. Ltd.	86	4,562
Hyundai Mobis Co. Ltd.	3,263	524,003
Hyundai Motor Co.	7,026	936,092
Hyundai Steel Co.	4,263	112,756
Iljin Materials Co. Ltd.*	1,265	60,800
Industrial Bank of Korea	29,777	233,580
Kakao Corp.	28,097	1,324,960
Kakao Games Corp.*	2,226	82,681
KakaoBank Corp.*	10,271	206,856
Kakaopay Corp.*	2,370	112,299
KB Financial Group, Inc.	32,144	1,246,165
KCC Corp.	267	49,536
KEPCO Engineering & Construction Co., Inc.*	906	43,272
KEPCO Plant Service & Engineering Co. Ltd.*	1,770	43,339
Kia Corp.	13,063	743,355
KIWOOM Securities Co. Ltd.*	843	65,745
KMW Co. Ltd.*	2,610	49,705
Korea Investment Holdings Co. Ltd.*	2,240	104,954
Korea Zinc Co. Ltd.	554	244,501
Korean Air Lines Co. Ltd.	11,271	193,777
Krafton, Inc.*	1,666	213,782
KT Corp.	6,627	152,497
KT&G Corp.	10,049	673,604
Kumho Petrochemical Co. Ltd.*	627	74,534
L&F Co. Ltd.	1,969	389,857
LEENO Industrial, Inc.	687	84,262
LG Chem Ltd.	2,602	1,337,132
LG Corp.	6,191	385,051
LG Display Co. Ltd.	21,947	253,595
LG Electronics, Inc.	9,642	810,270
LG Energy Solution Ltd.*	1,861	735,540
LG H&H Co. Ltd.	858	433,134
LG Innotek Co. Ltd.	1,250	261,666
LG Uplus Corp.	22,570	188,815
Lotte Chemical Corp.	820	110,428
Lotte Shopping Co. Ltd.	602	39,580
Meritz Financial Group, Inc.	4,033	137,151
Meritz Securities Co. Ltd.	10,579	56,123

	Number of Shares	Value
South Korea (Continued)
Mirae Asset Securities Co. Ltd.	22,417	$121,127
NAVER Corp.	13,310	2,097,211
NCSoft Corp.	813	266,955
Netmarble Corp., 144A*	1,489	69,541
NH Investment & Securities Co. Ltd.*	16,098	115,572
Orion Corp.	1,121	105,895
Pan Ocean Co. Ltd.	4,830	23,105
Pearl Abyss Corp.*	2,239	75,888
S-1 Corp.	961	40,960
Samsung Biologics Co. Ltd., 144A*	1,818	1,062,017
Samsung C&T Corp.	4,626	384,903
Samsung Card Co. Ltd.	2,740	63,569
Samsung Electro-Mechanics Co. Ltd.	4,997	543,788
Samsung Electronics Co. Ltd.	293,431	13,438,064
Samsung Fire & Marine Insurance Co. Ltd.	2,937	476,090
Samsung Life Insurance Co. Ltd.	7,072	363,955
Samsung SDI Co. Ltd.	4,813	2,531,531
Samsung SDS Co. Ltd.	3,237	306,515
Samsung Securities Co. Ltd.	5,822	147,392
Seegene, Inc.	2,986	55,060
Shin Poong Pharmaceutical Co. Ltd.*	2,983	43,711
Shinhan Financial Group Co. Ltd.	45,297	1,329,899
Shinsegae, Inc.	375	57,812
SK Biopharmaceuticals Co. Ltd.*	2,679	135,038
SK Bioscience Co. Ltd.*	1,963	103,398
SK Chemicals Co. Ltd.	728	43,078
SK Hynix, Inc.	49,532	3,346,428
SK IE Technology Co. Ltd., 144A*	2,057	101,665
SK Innovation Co. Ltd.*	2,397	271,893
SK Square Co. Ltd.*	9,185	266,197
SK Telecom Co. Ltd.	5,747	196,091
SKC Co. Ltd.	766	56,730
Solus Advanced Materials Co. Ltd.	1,344	49,921
Soulbrain Co. Ltd.	376	66,491
SSANGYONG C&E Co. Ltd.	5,733	25,129
Studio Dragon Corp.*	733	42,321
Wemade Co. Ltd.	1,492	60,210
WONIK IPS Co. Ltd.	2,298	53,922
Woori Financial Group, Inc.	54,518	502,641
Yuhan Corp.	2,718	108,248

(Cost $64,689,624)		48,970,067

Taiwan — 19.0%
Accton Technology Corp.	40,554	376,665
Acer, Inc.	310,579	258,395
Advantech Co. Ltd.	24,556	287,714
ASE Technology Holding Co. Ltd.	371,078	1,290,939
Asia Cement Corp.	134,498	197,535
ASMedia Technology, Inc.	2,611	84,921
ASPEED Technology, Inc.	3,000	275,193
Asustek Computer, Inc.	65,533	597,915
AUO Corp.	620,444	378,748
Catcher Technology Co. Ltd.	38,107	230,747
Cathay Financial Holding Co. Ltd.	858,261	1,223,894
Chailease Holding Co. Ltd.	151,926	1,124,381
Chang Hwa Commercial Bank Ltd.	632,246	362,090

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
China Airlines Ltd.	159,772	$106,447
China Development Financial Holding Corp.	1,625,524	704,210
China Steel Corp.	683,259	704,125
Chroma ATE, Inc.	23,496	142,274
Chunghwa Telecom Co. Ltd.	393,883	1,493,083
Compal Electronics, Inc.	422,992	335,262
CTBC Financial Holding Co. Ltd.	1,860,037	1,388,793
Delta Electronics, Inc.	191,634	1,801,905
E Ink Holdings, Inc.	69,000	440,457
E.Sun Financial Holding Co. Ltd.	1,303,303	1,067,212
Eclat Textile Co. Ltd.	21,253	335,157
eMemory Technology, Inc.	4,605	282,622
Eva Airways Corp.	170,224	158,104
Evergreen Marine Corp. Taiwan Ltd.	57,968	298,691
Far Eastern New Century Corp.	192,409	204,915
Far EasTone Telecommunications Co. Ltd.	175,364	397,122
Feng TAY Enterprise Co. Ltd.	43,856	266,278
First Financial Holding Co. Ltd.	1,070,322	941,421
Formosa Chemicals & Fibre Corp.	199,640	466,511
Formosa Plastics Corp.	288,624	861,055
Formosa Sumco Technology Corp.	6,070	30,082
Formosa Taffeta Co. Ltd.	36,000	32,728
Foxconn Technology Co. Ltd.	91,613	166,873
Fubon Financial Holding Co. Ltd.	719,698	1,417,217
Giant Manufacturing Co. Ltd.	17,709	118,275
Globalwafers Co. Ltd.	12,663	212,785
Highwealth Construction Corp.	87,717	122,063
Hiwin Technologies Corp.	16,964	139,745
Hon Hai Precision Industry Co. Ltd.	1,171,938	3,884,729
Hotai Motor Co. Ltd.	17,609	356,578
Hua Nan Financial Holdings Co. Ltd.	1,002,480	751,790
Innolux Corp.	616,759	297,555
Inventec Corp.	269,515	235,288
Largan Precision Co. Ltd.	5,568	402,942
Lite-On Technology Corp.	204,169	465,703
Lotes Co. Ltd.	6,000	169,547
Macronix International Co. Ltd.	105,937	119,776
MediaTek, Inc.	90,881	2,156,483
Mega Financial Holding Co. Ltd.	1,068,990	1,168,295
Merida Industry Co. Ltd.	20,073	118,582
Micro-Star International Co. Ltd.	71,482	321,404
momo.com, Inc.	6,162	160,575
Nan Ya Plastics Corp.	291,138	722,363
Nan Ya Printed Circuit Board Corp.	10,944	84,407
Nanya Technology Corp.	116,457	223,210
Nien Made Enterprise Co. Ltd.	9,562	102,306
Novatek Microelectronics Corp.	55,386	740,734
Oneness Biotech Co. Ltd.*	19,720	169,568
Pegatron Corp.	174,548	389,546
PharmaEssentia Corp.*	19,000	314,281
Phison Electronics Corp.	8,051	92,745
Pou Chen Corp.	133,283	146,977
Powerchip Semiconductor Manufacturing Corp.	242,897	265,461
Powertech Technology, Inc.	68,856	199,091

	Number of Shares	Value
Taiwan (Continued)
Quanta Computer, Inc.	263,331	$692,260
Realtek Semiconductor Corp.	26,578	331,467
Ruentex Development Co. Ltd.	77,613	113,225
Ruentex Industries Ltd.	46,838	103,915
Shanghai Commercial & Savings Bank Ltd.	372,996	583,313
Shin Kong Financial Holding Co. Ltd.	1,349,777	393,821
Silicon Motion Technology Corp., ADR	2,822	189,695
Sino-American Silicon Products, Inc.	35,611	185,830
SinoPac Financial Holdings Co. Ltd.	1,006,839	568,360
Standard Foods Corp.	37,567	51,598
Synnex Technology International Corp.	68,635	140,786
TA Chen Stainless Pipe	134,000	191,306
Taishin Financial Holding Co. Ltd.	1,110,497	599,540
Taiwan Business Bank	343,682	162,425
Taiwan Cement Corp.	241,828	310,723
Taiwan Cooperative Financial Holding Co. Ltd.	581,093	508,250
Taiwan Fertilizer Co. Ltd.	50,080	94,508
Taiwan High Speed Rail Corp.	229,877	221,808
Taiwan Mobile Co. Ltd.	215,984	684,752
Taiwan Semiconductor Manufacturing Co. Ltd.	2,511,032	42,112,189
Tatung Co. Ltd.*	123,942	136,269
Teco Electric and Machinery Co. Ltd.	4,051	4,088
Tripod Technology Corp.	34,616	119,289
Unimicron Technology Corp.	93,796	394,030
Uni-President Enterprises Corp.	291,953	646,772
United Microelectronics Corp.*	1,220,385	2,000,631
Vanguard International Semiconductor Corp.	91,426	277,553
VisEra Technologies Co. Ltd.	28,000	214,116
Voltronic Power Technology Corp.	5,343	281,446
Walsin Lihwa Corp.	46,624	86,609
Walsin Technology Corp.	18,937	62,461
Wan Hai Lines Ltd.	46,509	121,502
Win Semiconductors Corp.	32,837	183,209
Winbond Electronics Corp.	285,514	215,990
Wistron Corp.	276,505	300,830
Wiwynn Corp.	6,697	212,980
WPG Holdings Ltd.	87,190	141,074
Yageo Corp.	19,754	348,796
Yang Ming Marine Transport Corp.	131,850	279,542
Yuanta Financial Holding Co. Ltd.	1,212,318	905,175
Yulon Motor Co. Ltd.	21,000	56,033
Zhen Ding Technology Holding Ltd.	63,962	235,112

(Cost $108,033,956)		90,847,763

Thailand — 2.0%
Advanced Info Service PCL, NVDR	106,600	609,294
Airports of Thailand PCL, NVDR*	263,600	542,621
Asset World Corp. PCL, NVDR	820,500	136,977
Bangkok Bank PCL	54,500	252,135
Bangkok Bank PCL, NVDR	53,000	245,195
Bangkok Commercial Asset Management PCL, NVDR	197,200	82,582
Bangkok Dusit Medical Services PCL, NVDR	387,100	306,690

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Thailand (Continued)
Bangkok Expressway & Metro PCL	161,300	$42,218
Bangkok Expressway & Metro PCL, NVDR	732,600	191,746
Bangkok Life Assurance PCL, NVDR	43,400	38,990
Berli Jucker PCL, NVDR	59,900	65,254
Beyond Securities PCL*	77,100	23,561
Beyond Securities PCL, NVDR*	71,000	21,697
BTS Group Holdings PCL, NVDR	874,300	199,147
Bumrungrad Hospital PCL, NVDR	36,800	219,709
Carabao Group PCL, NVDR	36,700	104,883
Central Pattana PCL, NVDR	107,100	212,889
Central Retail Corp. PCL	96,100	121,684
Central Retail Corp. PCL, NVDR	183,800	232,732
Charoen Pokphand Foods PCL, NVDR	222,300	139,640
Com7 PCL, NVDR	98,600	85,093
CP ALL PCL, NVDR	471,000	826,287
Energy Absolute PCL, NVDR	155,300	343,854
Fabrinet*	2,196	267,627
Home Product Center PCL, NVDR	322,000	127,556
Indorama Ventures PCL, NVDR	45,800	47,626
Intouch Holdings PCL, Class F	15,900	31,830
Intouch Holdings PCL, NVDR	83,400	166,959
Jay Mart PCL, NVDR	44,300	35,411
JMT Network Services PCL, NVDR	64,700	85,129
Kasikornbank PCL, NVDR	167,100	647,761
KCE Electronics PCL, NVDR	48,800	64,208
Krung Thai Bank PCL, NVDR	489,900	239,812
Krungthai Card PCL	59,000	98,079
Krungthai Card PCL, NVDR	37,100	61,674
Land & Houses PCL, NVDR	387,400	107,425
Minor International PCL, NVDR*	197,083	186,815
Muangthai Capital PCL	600	594
Muangthai Capital PCL, NVDR	33,600	33,276
Osotspa PCL	30,700	28,015
Osotspa PCL, NVDR	110,300	100,652
PTT Global Chemical PCL, NVDR	81,600	109,096
Ramkhamhaeng Hospital PCL	15,600	24,719
Ramkhamhaeng Hospital PCL, Class F	16,200	25,670
SCB X PCL, NVDR	115,700	340,475
SCG Packaging PCL	38,700	56,942
SCG Packaging PCL, NVDR	58,900	86,664
Siam Cement PCL, NVDR	21,600	199,857
Siam Global House PCL, NVDR	113,659	59,497
Siam Makro PCL	19,600	22,322
Siam Makro PCL, NVDR	126,200	143,729
Srisawad Corp. PCL, NVDR	71,100	108,638
Thai Life Insurance PCL, NVDR*	168,700	64,919
Thai Life Insurance PCL*	182,600	70,268
Thai Union Group PCL, NVDR	161,300	72,569
Thonburi Healthcare Group PCL, NVDR	28,300	55,853
Tisco Financial Group PCL, NVDR	49,900	145,431
TMBThanachart Bank PCL, NVDR	4,502,677	178,368
TOA Paint Thailand PCL	58,500	53,797
Total Access Communication PCL, NVDR (b)	37,900	56,033
True Corp. PCL, NVDR (b)	2,186,800	315,571
VGI PCL, NVDR	513,700	63,374

(Cost $9,893,668)		9,629,119

	Number of Shares	Value
Turkey — 0.8%
Akbank TAS	326,899	$303,021
Aksa Akrilik Kimya Sanayii AS	5,766	27,976
Arcelik AS	3,371	21,320
Aselsan Elektronik Sanayi Ve Ticaret AS	35,396	103,494
Bera Holding AS	62,280	38,993
BIM Birlesik Magazalar AS	46,965	339,071
Borusan Yatirim ve Pazarlama AS	941	42,731
Coca-Cola Icecek AS	4,088	41,359
Dogus Otomotiv Servis Ve Ticaret AS	3,848	34,406
Eczacibasi Yatirim Holding Ortakligi AS	3,197	21,947
Ege Endustri Ve Ticaret AS	106	31,205
Eis Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret AS	16,850	24,812
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	132,971	59,094
Eregli Demir Ve Celik Fabrikalari TAS	91,691	214,184
Ford Otomotiv Sanayi AS	85	2,481
GEN Ilac Ve Saglik Urunleri Sanayi Ve Ticaret AS	10,054	27,826
Gubre Fabrikalari TAS*	4,243	52,074
Hektas Ticaret TAS*	81,446	153,410
Is Gayrimenkul Yatirim Ortakligi AS REIT*	53,629	29,486
Is Yatirim Menkul Degerler AS	13,074	34,626
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS, Class D	14,695	17,545
KOC Holding AS	21,714	89,195
Kontrolmatik Enerji Ve Muhendislik AS	5,786	49,343
Koza Altin Isletmeleri AS	82,887	107,390
Koza Anadolu Metal Madencilik Isletmeleri AS*	739	1,786
Logo Yazilim Sanayi Ve Ticaret AS	8,139	23,366
Migros Ticaret AS*	553	4,236
MLP Saglik Hizmetleri AS, 144A*	8,586	35,224
Pegasus Hava Tasimaciligi AS*	3,558	95,721
Penta Teknoloji Urunleri Dagitim Ticaret AS*	11,533	23,947
Petkim Petrokimya Holding AS*	68,019	60,601
Sarkuysan Elektrolitik Bakir Sanayi Ve Ticaret AS	29,141	51,648
Sasa Polyester Sanayi AS*	38,101	221,998
Selcuk Ecza Deposu Ticaret Ve Sanayi A.S.	11,953	24,794
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT*	148,012	24,304
Sok Marketler Ticaret AS*	19,937	26,971
Tekfen Holding AS	1,372	2,616
Tofas Turk Otomobil Fabrikasi AS	7,161	65,014
Turk Hava Yollari AO*	43,265	329,088
Turk Telekomunikasyon AS	59,507	56,736
Turkcell Iletisim Hizmetleri AS	126,936	214,619
Turkiye Halk Bankasi AS*	87,240	53,234
Turkiye Is Bankasi AS, Class C	361,847	217,733
Turkiye Sinai Kalkinma Bankasi AS*	137,997	29,019
Turkiye Sise Ve Cam Fabrikalari AS	70,348	175,879
Turkiye Vakiflar Bankasi TAO, Class D*	138,579	70,835
Ulker Biskuvi Sanayi AS*	9,264	15,104

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Turkey (Continued)
Verusa Holding AS	4,170	$24,208
Vestel Elektronik Sanayi Ve Ticaret AS*	8,501	25,216
Yapi Ve Kredi Bankasi AS	293,545	155,643
Ziraat Gayrimenkul Yatirim Ortakligi AS	108,497	28,907

(Cost $2,610,245)		3,925,436

United Arab Emirates — 2.7%
Abu Dhabi Commercial Bank PJSC	287,259	655,412
Aldar Properties PJSC	233,601	298,930
Alpha Dhabi Holding PJSC*	115,151	673,440
Borouge PLC	251,187	174,395
Dubai Islamic Bank PJSC	195,547	305,604
Emaar Properties PJSC	427,371	651,613
Emirates NBD Bank PJSC	255,382	945,640
Emirates Telecommunications Group Co. PJSC	360,468	2,502,671
First Abu Dhabi Bank PJSC	458,237	1,756,668
International Holding Co. PJSC*	47,641	5,124,892

(Cost $10,676,053)		13,089,265

United States — 0.2%
BeiGene Ltd., ADR* (a) (Cost $1,021,115)	4,259	956,699

TOTAL COMMON STOCKS (Cost $576,320,267)		467,155,519

PREFERRED STOCKS — 1.8%
Brazil — 1.1%
Alpargatas SA*	19,396	35,034
Banco Bradesco SA	541,806	1,357,447
Bradespar SA	21,590	114,387
Centrais Eletricas Brasileiras SA, Class B	25,342	174,603
Cia Energetica de Minas Gerais	141,840	284,729
Gerdau SA	62,013	340,075
Itau Unibanco Holding SA	500,583	2,438,337
Itausa SA	325,041	512,400
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	3,970	5,194

(Cost $6,074,119)		5,262,206

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $463,190)	8,917	792,663

Colombia — 0.0%
Bancolombia SA (Cost $394,687)	48,465	308,490

Russia — 0.0%
Sberbank of Russia PJSC* (b) (Cost $275,893)	71,636	0

South Korea — 0.5%
Hyundai Motor Co.	1,493	104,028
Hyundai Motor Co. — 2nd Preferred	2,162	153,746
LG Chem Ltd.	521	115,756
LG Electronics, Inc.	997	35,789

	Number of Shares		Value
South Korea (Continued)
Samsung Electronics Co. Ltd.		50,932	$2,055,370

(Cost $3,532,797)			2,464,689

TOTAL PREFERRED STOCKS (Cost $10,740,686)			8,828,048

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. Series N3, 5.50%, 6/3/24 (Cost $0)	INR	2,494	29

	Number of Shares
RIGHTS — 0.0%
Taiwan — 0.0%
SinoPac Financial Holdings Co. Ltd.*, expires 3/10/23 (Cost $0)		53,020	3,828

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)		746	876

Thailand — 0.0%
BTS Group Holdings PCL*, expires 11/7/24		400	2
BTS Group Holdings PCL*, expires 11/20/26		800	6

(Cost $0)			8

TOTAL WARRANTS (Cost $0)			884

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (d)(e) (Cost $2,063,138)		2,063,138	2,063,138

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.51% (d) (Cost $651,954)		651,954	651,954

TOTAL INVESTMENTS — 100.2%
(Cost $589,776,045)			$478,703,400
Other assets and liabilities, net — (0.2%)			(933,102)

NET ASSETS — 100.0%			$477,770,298

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (d)(e)
1,366,731	696,407	(f)	—	—	—	29,630	—	2,063,138	2,063,138

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.51% (d)
1,859,521	10,540,124		(11,747,691)	—	—	36,153	—	651,954	651,954

3,226,252	11,236,531		(11,747,691)	—	—	65,783	—	2,715,092	2,715,092

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $3,607,863, which is 0.8% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,413,724.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Future	USD	37	$1,830,652	$1,781,365	3/17/2023	$(49,287)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$466,582,053	$—	$573,466	$467,155,519
Preferred Stocks (a)	8,828,048	—	0	8,828,048
Corporate Bonds	—	29	—	29
Rights	—	3,828	—	3,828
Warrants (a)	884	—	—	884
Short-Term Investments (a)	2,715,092	—	—	2,715,092

TOTAL	$478,126,077	$3,857	$573,466	$478,703,400

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(49,287)	$—	$—	$(49,287)

TOTAL	$(49,287)	$—	$—	$(49,287)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended Feb 28, 2023, the amount of transfers from Level 1 to Level 3 was $ 473,530. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.2%
Australia — 7.6%
ANZ Group Holdings Ltd.	12,861	$213,785
APA Group (a)	5,065	36,649
Aristocrat Leisure Ltd.	2,470	60,863
ASX Ltd.	820	37,624
Aurizon Holdings Ltd.	8,091	18,060
BlueScope Steel Ltd.	2,056	26,426
Brambles Ltd.	6,131	53,210
Cochlear Ltd.	292	43,757
Coles Group Ltd.	5,819	71,339
Commonwealth Bank of Australia	7,361	499,814
Computershare Ltd.	2,424	40,539
Dexus REIT	4,501	25,587
Endeavour Group Ltd.	6,006	27,663
Fortescue Metals Group Ltd.	7,346	106,011
Goodman Group REIT	7,298	97,739
GPT Group REIT	8,067	25,622
IDP Education Ltd.	929	17,980
Lendlease Corp. Ltd. (a)	2,977	15,338
Macquarie Group Ltd.	1,585	202,568
Mineral Resources Ltd.	746	41,533
Mirvac Group REIT	17,368	26,586
Newcrest Mining Ltd.	3,790	57,607
Northern Star Resources Ltd.	5,176	36,196
Orica Ltd.	1,830	19,992
QBE Insurance Group Ltd.	6,516	66,263
Ramsay Health Care Ltd.	779	35,485
REA Group Ltd.	222	18,394
Santos Ltd.	13,873	65,487
Scentre Group REIT	22,403	45,020
SEEK Ltd.	1,444	23,546
Sonic Healthcare Ltd.	1,928	41,878
Stockland REIT	10,449	27,058
Suncorp Group Ltd.	5,648	48,942
Telstra Group Ltd.	17,612	49,407
Transurban Group (a)	13,344	127,599
Vicinity Ltd. REIT	17,016	23,408
Woodside Energy Group Ltd.	8,275	200,387

(Cost $2,523,947)		2,575,362

Austria — 0.2%
OMV AG	652	31,882
Verbund AG	285	24,814
voestalpine AG	474	17,604

(Cost $76,571)		74,300

Belgium — 0.5%
D’ieteren Group	112	21,796
KBC Group NV	1,075	80,601
Solvay SA	313	35,932
Umicore SA	936	31,337

(Cost $171,673)		169,666

Chile — 0.1%
Antofagasta PLC (Cost $33,705)	1,666	31,666

	Number of Shares	Value
Denmark — 4.7%
A.P. Moller — Maersk A/S, Class A	15	$34,454
A.P. Moller — Maersk A/S, Class B	21	49,104
Chr Hansen Holding A/S	453	31,493
Coloplast A/S, Class B	514	59,603
Demant A/S*	371	11,149
Genmab A/S*	286	107,912
Novo Nordisk A/S, Class B	7,156	1,015,789
Novozymes A/S, Class B	891	43,065
Orsted AS, 144A	817	71,619
Pandora A/S	359	34,140
Vestas Wind Systems A/S	4,390	125,482

(Cost $1,148,562)		1,583,810

Finland — 1.7%
Elisa OYJ	620	35,321
Kesko OYJ, Class B	1,229	26,810
Neste OYJ	1,836	88,962
Nordea Bank Abp	14,391	183,037
Orion OYJ, Class B	461	21,780
Sampo OYJ, Class A	2,040	99,604
Stora Enso OYJ, Class R	2,458	34,917
UPM-Kymmene OYJ	2,231	81,177
Wartsila OYJ Abp	1,973	19,158

(Cost $560,541)		590,766

France — 14.4%
Accor SA*	771	25,740
Air Liquide SA	2,264	361,491
Alstom SA (b)	1,367	40,345
AXA SA	8,153	258,091
BioMerieux	185	18,195
BNP Paribas SA	4,820	338,133
Bouygues SA	990	33,639
Bureau Veritas SA	1,277	36,646
Carrefour SA	2,566	50,914
Cie Generale des Etablissements Michelin SCA	2,947	92,931
Covivio SA REIT	211	13,583
Danone SA	2,832	159,898
Eiffage SA	372	41,029
EssilorLuxottica SA	1,270	221,420
Gecina SA REIT	193	22,330
Kering SA	326	191,876
Klepierre SA REIT*	893	22,416
L’Oreal SA	1,045	415,694
LVMH Moet Hennessy Louis Vuitton SE	1,196	1,000,735
Orange SA	8,335	95,393
Publicis Groupe SA	993	79,234
Schneider Electric SE	2,338	377,174
SEB SA (b)	111	12,878
Societe Generale SA	3,449	99,927
Teleperformance	253	66,003
TotalEnergies SE	10,757	668,155
Unibail-Rodamco-Westfield REIT* (b)	525	33,372
Valeo	920	19,255
Vivendi SE	3,208	33,164
Worldline SA, 144A*	1,064	44,593

(Cost $4,475,171)		4,874,254

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Germany — 5.9%
adidas AG	702	$105,462
Allianz SE	1,744	410,869
Bayerische Motoren Werke AG	1,450	150,313
Beiersdorf AG	420	50,331
Brenntag SE	672	50,884
Carl Zeiss Meditec AG	179	23,976
Commerzbank AG*	4,662	56,980
Delivery Hero SE, 144A*	692	28,026
Deutsche Boerse AG	824	144,186
Evonik Industries AG	939	20,145
GEA Group AG	653	28,822
HeidelbergCement AG	646	44,613
HelloFresh SE*	705	15,903
Henkel AG & Co. KGaA	465	32,276
LEG Immobilien SE	333	24,289
Merck KGaA	559	106,322
MTU Aero Engines AG	235	56,946
Puma SE	470	30,106
SAP SE	4,517	514,859
Symrise AG	558	57,282
Telefonica Deutschland Holding AG	4,664	14,200
Zalando SE, 144A*	991	39,516

(Cost $2,108,028)		2,006,306

Hong Kong — 2.4%
AIA Group Ltd.	51,630	547,576
BOC Hong Kong Holdings Ltd.	16,497	55,799
Hang Seng Bank Ltd.	3,343	54,343
HKT Trust & HKT Ltd. (a)	16,794	21,823
Hong Kong & China Gas Co. Ltd.	48,404	45,509
MTR Corp. Ltd.	6,511	32,806
Sino Land Co. Ltd.	14,235	18,244
Swire Pacific Ltd., Class A	2,204	17,970
Swire Properties Ltd.	4,791	12,604
WH Group Ltd., 144A	35,724	20,753

(Cost $863,790)		827,427

Ireland — 1.1%
CRH PLC	3,207	151,414
DCC PLC	419	23,446
James Hardie Industries PLC CDI	1,957	40,950
Kerry Group PLC, Class A	711	68,329
Kingspan Group PLC	656	42,840
Smurfit Kappa Group PLC	1,097	41,148

(Cost $398,189)		368,127

Israel — 0.2%
Bank Leumi Le-Israel BM (Cost $54,134)	6,487	50,486

Italy — 1.4%
Amplifon SpA	541	15,709
Enel SpA	35,557	200,495
Intesa Sanpaolo SpA	70,291	190,943
Nexi SpA, 144A*	2,342	19,005
Prysmian SpA	1,090	42,042

(Cost $516,103)		468,194

	Number of Shares	Value
Japan — 20.8%
Aeon Co. Ltd.	2,900	$54,076
Ajinomoto Co., Inc.	2,000	58,995
ANA Holdings, Inc.*	600	12,173
Asahi Kasei Corp.	5,500	38,350
Astellas Pharma, Inc.	8,000	112,704
Azbil Corp.	500	12,994
Bridgestone Corp.	2,500	95,896
Chugai Pharmaceutical Co. Ltd.	2,898	72,208
Dai Nippon Printing Co. Ltd.	1,065	28,538
Daifuku Co. Ltd.	416	22,691
Dai-ichi Life Holdings, Inc.	4,300	91,657
Daiichi Sankyo Co. Ltd.	7,600	238,966
Daikin Industries Ltd.	1,071	183,552
Daiwa House Industry Co. Ltd.	2,600	59,992
Denso Corp.	1,860	98,848
Eisai Co. Ltd.	1,158	62,501
FANUC Corp.	821	139,651
Fast Retailing Co. Ltd.	762	150,481
FUJIFILM Holdings Corp.	1,550	72,303
Fujitsu Ltd.	850	109,327
Hankyu Hanshin Holdings, Inc.	1,000	28,448
Hikari Tsushin, Inc.	90	13,062
Hirose Electric Co. Ltd.	121	14,790
Hitachi Construction Machinery Co. Ltd.	400	8,942
Hoshizaki Corp.	400	14,169
Hoya Corp.	1,550	153,276
Hulic Co. Ltd.	1,800	14,324
Ibiden Co. Ltd.	500	17,160
Inpex Corp.	4,400	46,289
Isuzu Motors Ltd.	2,500	29,898
ITOCHU Corp.	5,100	152,347
Japan Real Estate Investment Corp. REIT	5	20,703
JFE Holdings, Inc.	2,200	27,230
JSR Corp.	800	18,177
Kajima Corp.	1,900	22,694
Kao Corp.	2,084	77,874
KDDI Corp.	7,000	204,838
Keio Corp.	439	15,292
Kikkoman Corp.	600	28,059
Komatsu Ltd.	4,000	95,731
Kubota Corp.	4,400	66,397
Kurita Water Industries Ltd.	400	18,089
Lixil Corp.	1,400	22,313
Marubeni Corp.	6,700	85,585
Mazda Motor Corp.	2,500	22,520
McDonald’s Holdings Co. Japan Ltd.	400	15,828
MEIJI Holdings Co. Ltd.	500	22,905
Mitsubishi Chemical Group Corp.	5,300	30,855
Mitsubishi Estate Co. Ltd.	5,100	63,481
Mitsui & Co. Ltd.	6,200	174,054
Mitsui Chemicals, Inc.	800	19,293
MS&AD Insurance Group Holdings, Inc.	1,800	58,831
Murata Manufacturing Co. Ltd.	2,500	134,346
Nintendo Co. Ltd.	4,720	177,552
Nippon Building Fund, Inc. REIT	6	25,328
NIPPON EXPRESS HOLDINGS, Inc.	350	19,528
Nippon Paint Holdings Co. Ltd.	3,550	30,987
Nippon Prologis REIT, Inc. REIT	9	19,201

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Nippon Steel Corp.	3,400	$75,805
Nippon Yusen KK	2,110	54,711
Nissin Foods Holdings Co. Ltd.	250	20,813
Nitori Holdings Co. Ltd.	344	38,891
Nitto Denko Corp.	650	39,129
Nomura Holdings, Inc.	12,900	53,157
Nomura Real Estate Holdings, Inc.	500	11,140
Nomura Research Institute Ltd.	1,700	37,940
NTT Data Corp.	2,800	38,850
Obayashi Corp.	2,600	19,221
Odakyu Electric Railway Co. Ltd.	1,400	16,969
Omron Corp.	813	43,642
Open House Group Co. Ltd.	300	10,792
Oriental Land Co. Ltd.	865	138,150
ORIX Corp.	5,100	91,412
Osaka Gas Co. Ltd.	1,700	27,619
Pan Pacific International Holdings Corp.	1,600	29,248
Panasonic Holdings Corp.	9,800	85,399
Rakuten Group, Inc.	4,000	19,734
Recruit Holdings Co. Ltd.	6,200	168,592
Rohm Co. Ltd.	390	30,006
SCSK Corp.	700	10,149
Sekisui Chemical Co. Ltd.	1,700	22,776
Sekisui House Ltd.	2,700	51,130
Seven & i Holdings Co. Ltd.	3,300	147,539
SG Holdings Co. Ltd.	1,200	17,293
Sharp Corp.	1,200	8,281
Shimadzu Corp.	940	27,155
Shimizu Corp.	2,500	13,490
Shin-Etsu Chemical Co. Ltd.	1,635	229,859
Shionogi & Co. Ltd.	1,200	53,377
SoftBank Corp.	12,500	141,091
Sompo Holdings, Inc.	1,340	57,441
Sony Group Corp.	5,455	457,737
Sumitomo Chemical Co. Ltd.	6,700	23,462
Sumitomo Electric Industries Ltd.	2,900	35,671
Sumitomo Metal Mining Co. Ltd.	1,053	39,116
Sumitomo Mitsui Trust Holdings, Inc.	1,400	51,852
Sumitomo Realty & Development Co. Ltd.	1,400	33,043
Suntory Beverage & Food Ltd.	500	17,546
Sysmex Corp.	650	38,943
Taisei Corp.	774	25,229
TDK Corp.	1,725	57,747
Terumo Corp.	2,750	73,911
Tobu Railway Co. Ltd.	800	17,854
Tokyo Electron Ltd.	651	223,237
Tokyo Gas Co. Ltd.	1,700	32,798
Tokyu Corp.	2,200	26,488
Toray Industries, Inc.	6,300	36,038
Tosoh Corp.	1,100	14,956
TOTO Ltd.	500	16,683
Unicharm Corp.	1,700	62,938
USS Co. Ltd.	900	14,595
West Japan Railway Co.	950	36,852
Yamaha Corp.	519	19,699
Yamaha Motor Co. Ltd.	1,300	33,260
Yaskawa Electric Corp.	1,101	43,324
Yokogawa Electric Corp.	1,000	14,932

	Number of Shares	Value
Japan (Continued)
Z Holdings Corp.	11,900	$32,210
ZOZO, Inc.	500	11,104

(Cost $7,344,539)		7,048,325

Luxembourg — 0.1%
Tenaris SA (Cost $25,890)	2,104	34,987

Netherlands — 6.4%
Akzo Nobel NV	777	57,054
ASML Holding NV	1,748	1,082,593
IMCD NV	254	40,378
ING Groep NV	16,138	227,039
JDE Peet’s NV	453	13,375
Koninklijke Ahold Delhaize NV	4,521	143,908
Koninklijke DSM NV	760	94,058
Koninklijke KPN NV	14,762	50,738
NN Group NV	1,250	50,771
Prosus NV*	3,476	250,373
Randstad NV	520	32,040
Wolters Kluwer NV	1,140	132,322

(Cost $1,837,984)		2,174,649

New Zealand — 0.5%
Auckland International Airport Ltd.*	5,611	30,383
Fisher & Paykel Healthcare Corp. Ltd.	2,558	41,173
Mercury NZ Ltd.	3,061	11,891
Meridian Energy Ltd.	5,534	18,206
Spark New Zealand Ltd.	8,061	24,971
Xero Ltd.*	601	31,490

(Cost $183,388)		158,114

Norway — 1.2%
Aker BP ASA	1,359	36,817
DNB Bank ASA	4,022	80,700
Equinor ASA	4,114	127,298
Gjensidige Forsikring ASA	898	16,004
Mowi ASA (b)	1,846	32,053
Norsk Hydro ASA	5,869	42,917
Orkla ASA	3,234	21,855
Salmar ASA	263	10,981
Telenor ASA	3,060	34,470

(Cost $445,149)		403,095

Portugal — 0.2%
Galp Energia SGPS SA	2,211	27,106
Jeronimo Martins SGPS SA	1,192	24,549

(Cost $52,114)		51,655

Singapore — 0.9%
CapitaLand Integrated Commercial Trust REIT	22,965	33,096
Capitaland Investment Ltd.	11,100	30,674
City Developments Ltd.	1,900	10,882
Grab Holdings Ltd., Class A*	5,172	16,602
Keppel Corp. Ltd.	6,300	25,647
Sembcorp Marine Ltd.* (c)	120,330	11,352
Singapore Airlines Ltd.	6,050	25,573
Singapore Exchange Ltd.	3,600	23,293

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
United Overseas Bank Ltd.	5,200	$115,577
UOL Group Ltd.	2,100	10,655

(Cost $291,140)		303,351

Spain — 2.4%
Banco Bilbao Vizcaya Argentaria SA	26,005	203,335
Iberdrola SA	26,568	306,125
Industria de Diseno Textil SA	4,766	147,031
Naturgy Energy Group SA	549	15,173
Red Electrica Corp. SA	1,737	28,939
Repsol SA	5,964	94,904

(Cost $668,706)		795,507

Sweden — 3.1%
Alfa Laval AB	1,309	43,304
Assa Abloy AB, Class B	4,355	106,530
Atlas Copco AB, Class A	11,575	138,386
Atlas Copco AB, Class B	6,669	70,741
Boliden AB	1,214	50,074
Electrolux AB, Class B (b)	895	10,901
Epiroc AB, Class A	2,788	53,869
Epiroc AB, Class B	1,751	28,947
EQT AB	1,540	34,703
Essity AB, Class B (b)	2,611	70,855
H & M Hennes & Mauritz AB, Class B (b)	3,095	39,187
Holmen AB, Class B	419	16,995
Husqvarna AB, Class B	1,866	16,626
Nibe Industrier AB, Class B	6,579	68,385
Sandvik AB	4,622	95,644
SKF AB, Class B	1,672	31,961
Svenska Cellulosa AB SCA, Class B	2,765	38,789
Tele2 AB, Class B (b)	2,535	23,418
Telefonaktiebolaget LM Ericsson, Class B	12,695	70,727
Telia Co. AB	11,591	30,065

(Cost $1,151,889)		1,040,107

Switzerland — 7.9%
ABB Ltd.	6,729	224,575
Adecco Group AG	688	24,562
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	9	99,098
Cie Financiere Richemont SA, Class A	2,281	344,979
Clariant AG*	969	15,767
Coca-Cola HBC AG*	919	23,665
Geberit AG	161	87,435
Givaudan SA	40	121,248
Kuehne + Nagel International AG	220	56,570
Lonza Group AG	318	190,274
Roche Holding AG	3,037	880,722
SGS SA	28	64,469
Sika AG	623	175,417
Sonova Holding AG	240	59,203
Straumann Holding AG	497	66,205
Swiss Life Holding AG	131	79,138
Swiss Re AG	1,288	134,950
Temenos AG	250	18,480

(Cost $2,631,079)		2,666,757

	Number of Shares	Value
United Kingdom — 15.5%
abrdn PLC	9,568	$26,017
Ashtead Group PLC	1,899	126,676
Associated British Foods PLC	1,517	36,860
AstraZeneca PLC	6,698	882,252
Barratt Developments PLC	4,278	24,295
Berkeley Group Holdings PLC	507	25,755
British Land Co. PLC REIT	3,945	21,334
BT Group PLC	29,944	50,517
Bunzl PLC	1,408	50,524
Burberry Group PLC	1,765	52,693
CNH Industrial NV	4,427	72,887
Coca-Cola Europacific Partners PLC	919	50,545
Compass Group PLC	7,610	176,891
Croda International PLC	594	47,189
GSK PLC	17,650	304,579
HSBC Holdings PLC	86,400	664,839
Informa PLC	5,860	47,419
InterContinental Hotels Group PLC	740	50,223
Intertek Group PLC	716	36,181
J Sainsbury PLC	7,629	24,771
Johnson Matthey PLC	780	20,605
Kingfisher PLC	7,451	25,907
Land Securities Group PLC REIT	3,093	25,755
Legal & General Group PLC	25,790	79,899
Lloyds Banking Group PLC	291,897	185,951
Mondi PLC	2,116	35,775
National Grid PLC	16,100	204,271
Next PLC	560	46,386
Ocado Group PLC* (b)	2,524	16,770
Pearson PLC	2,907	32,322
Persimmon PLC	1,420	24,970
Prudential PLC	11,732	180,312
Reckitt Benckiser Group PLC	3,067	213,947
RELX PLC	8,298	251,451
Rentokil Initial PLC	11,055	68,578
Schroders PLC	4,072	24,521
Segro PLC REIT	5,351	53,341
Spirax-Sarco Engineering PLC	325	45,976
St James’s Place PLC	2,315	35,916
Taylor Wimpey PLC	16,232	24,210
Tesco PLC	31,452	97,097
Unilever PLC	11,011	551,348
Vodafone Group PLC	112,011	135,308
Whitbread PLC	851	31,825
WPP PLC	4,849	60,113

(Cost $5,324,465)		5,245,001

TOTAL COMMON STOCKS (Cost $32,886,757)		33,541,912

PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	260	24,747
Henkel AG & Co. KGaA	781	57,000

(Cost $92,576)		81,747

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	1,880	$2,206

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (d)(e) (Cost $10,666)	10,666	10,666

	Number of Shares	Value
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.51% (d) (Cost $14,154)	14,154	$14,154

TOTAL INVESTMENTS — 99.5%
(Cost $33,004,153)		$33,650,685
Other assets and liabilities, net — 0.5%		158,836

NET ASSETS — 100.0%		$33,809,521

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (d)(e)
112,126	—	(101,460	)(f)	—	—	1,348	—	10,666	10,666

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.51% (d)
29,931	370,736	(386,513)		—	—	574	—	14,154	14,154

142,057	370,736	(487,973)		—	—	1,922	—	24,820	24,820

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $244,740, which is 0.7% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $248,504.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

CDI:	Chess Depositary Interests
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
EURO STOXX 50 Futures	EUR	2	$83,982	$90,079	3/17/2023	$6,097
MINI TOPIX Index Futures	JPY	4	57,573	58,584	3/09/2023	1,011

Total unrealized appreciation						$7,108

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$33,530,560	$—	$11,352	$33,541,912
Preferred Stocks	81,747	—	—	81,747
Warrants	2,206	—	—	2,206
Short-Term Investments (a)	24,820	—	—	24,820
Derivatives (b)
Futures Contracts	7,108	—	—	7,108

TOTAL	$33,646,441	$—	$11,352	$33,657,793

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.9%
Brazil — 2.6%
Atacadao SA	4,126	$10,630
Banco Bradesco SA	11,129	24,813
Banco Santander Brasil SA	2,487	13,496
CCR SA	9,331	19,643
Cia de Saneamento Basico do Estado de Sao Paulo	2,443	24,216
Cosan SA	9,176	26,329
Energisa SA	1,404	10,405
Equatorial Energia SA	7,758	37,789
Hapvida Participacoes e Investimentos SA, 144A*	34,150	29,370
Hypera SA	2,950	23,535
Klabin SA	5,472	20,397
Localiza Rent A Car SA*	25	254
Localiza Rent A Car SA	5,544	58,926
Lojas Renner SA	7,608	27,178
Natura & Co. Holding SA	6,893	20,227
Petro Rio SA*	4,828	31,165
Raia Drogasil SA	8,024	34,858
Rede D’Or Sao Luiz SA, 144A	4,083	19,982
Rumo SA	9,860	33,920
Telefonica Brasil SA	3,735	27,858
TIM SA	6,281	14,750
TOTVS SA	3,923	20,507
Ultrapar Participacoes SA	5,679	14,337
WEG SA	12,319	92,404

(Cost $703,200)		636,989

Chile — 0.4%
Cencosud SA	11,204	21,066
Empresas CMPC SA	7,977	13,181
Empresas Copec SA	2,896	20,806
Enel Americas SA	161,583	20,005
Falabella SA	5,724	12,531

(Cost $94,307)		87,589

China — 28.9%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	700	2,212
3SBio, Inc., 144A	11,138	11,039
AAC Technologies Holdings, Inc.* (a)	4,879	10,890
Air China Ltd., Class A*	2,300	3,676
Air China Ltd., Class H*	13,956	12,855
Airtac International Group	1,106	39,021
Alibaba Group Holding Ltd.*	108,783	1,198,768
Angel Yeast Co. Ltd., Class A	200	1,163
Anjoy Foods Group Co. Ltd., Class A	100	2,352
Baidu, Inc., Class A*	16,212	278,410
BBMG Corp., Class A	2,500	939
Beijing Capital International Airport Co. Ltd., Class H*	12,614	9,224
Beijing Easpring Material Technology Co. Ltd., Class A	200	1,719
BYD Co. Ltd., Class A	777	29,150
BYD Co. Ltd., Class H	6,042	162,567
By-health Co. Ltd., Class A	300	991
CECEP Solar Energy Co. Ltd., Class A	1,600	1,634

	Number of Shares	Value
China (Continued)
Chengxin Lithium Group Co. Ltd., Class A	300	$1,640
China Baoan Group Co. Ltd., Class A	900	1,657
China Communications Services Corp. Ltd., Class H	16,044	6,234
China Conch Venture Holdings Ltd.	12,716	25,596
China Construction Bank Corp., Class H	708,161	433,043
China Eastern Airlines Corp. Ltd., Class A*	4,800	3,749
China Feihe Ltd., 144A	27,466	21,974
China Jushi Co. Ltd., Class A	1,828	3,984
China Lesso Group Holdings Ltd.	9,349	9,850
China Medical System Holdings Ltd.	9,958	14,970
China Merchants Bank Co. Ltd., Class A	9,034	48,486
China Merchants Bank Co. Ltd., Class H	29,018	157,114
China Resources Mixc Lifestyle Services Ltd., 144A	5,222	28,606
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	400	2,931
China Southern Airlines Co. Ltd., Class A*	3,674	4,175
China Southern Airlines Co. Ltd., Class H*	12,905	9,404
China Three Gorges Renewables Group Co. Ltd., Class A	12,810	10,301
China Vanke Co. Ltd., Class A	4,385	10,812
China Vanke Co. Ltd., Class H	12,715	22,192
CITIC Ltd.	44,575	49,178
CMOC Group Ltd., Class A	8,624	7,319
CMOC Group Ltd., Class H	25,630	14,399
Contemporary Amperex Technology Co. Ltd., Class A	1,053	61,180
COSCO SHIPPING Holdings Co. Ltd., Class A	5,600	8,684
COSCO SHIPPING Holdings Co. Ltd., Class H	23,486	24,355
Country Garden Services Holdings Co. Ltd.	15,205	28,165
CSPC Pharmaceutical Group Ltd.	67,324	72,303
Dali Foods Group Co. Ltd., 144A	15,813	6,386
ENN Energy Holdings Ltd.	5,922	84,120
ENN Natural Gas Co. Ltd., Class A	1,200	3,333
Fosun International Ltd.	19,653	16,074
Ganfeng Lithium Group Co. Ltd., Class A	664	6,915
Ganfeng Lithium Group Co. Ltd., Class H, 144A	2,798	19,498
GEM Co. Ltd., Class A	1,200	1,362
Genscript Biotech Corp.*	8,888	24,288
Greentown Service Group Co. Ltd.	9,902	6,598
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	300	1,362
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	200	2,425
Hansoh Pharmaceutical Group Co. Ltd., 144A	9,253	16,621
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,642	6,255
Huadong Medicine Co. Ltd., Class A	600	4,147
Huatai Securities Co. Ltd., Class A	3,356	6,083
Huatai Securities Co. Ltd., Class H, 144A	9,778	10,999

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,650	$11,611
Jafron Biomedical Co. Ltd., Class A	200	932
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,600	3,574
Jiangsu Expressway Co. Ltd., Class H	7,064	6,749
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,500	3,465
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	300	1,645
Keda Industrial Group Co. Ltd., Class A	1,200	2,829
Kingdee International Software Group Co. Ltd.*	19,946	37,150
Lenovo Group Ltd.	54,318	48,716
Li Auto, Inc., Class A*	8,264	97,121
Longfor Group Holdings Ltd., 144A	13,998	39,946
Meituan, Class B, 144A*	37,294	646,629
Microport Scientific Corp.*	4,949	13,997
Ming Yang Smart Energy Group Ltd., Class A	600	2,191
NetEase, Inc.	14,520	224,011
Orient Securities Co. Ltd., Class A	3,500	5,135
Ovctek China, Inc., Class A	340	1,685
Pharmaron Beijing Co. Ltd., Class A	300	2,579
Pharmaron Beijing Co. Ltd., Class H, 144A	1,418	7,930
Ping An Healthcare and Technology Co. Ltd., 144A* (a)	4,153	9,492
Pop Mart International Group Ltd., 144A (a)	4,315	11,984
Postal Savings Bank of China Co. Ltd., Class A	12,284	7,987
Postal Savings Bank of China Co. Ltd., Class H, 144A	55,065	33,041
SF Holding Co. Ltd., Class A	2,188	16,974
Shandong Nanshan Aluminum Co. Ltd., Class A	4,300	2,233
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,553	29,923
Shanghai Electric Group Co. Ltd., Class A*	4,200	2,531
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	826	4,004
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,817	11,160
Shanghai M&G Stationery, Inc., Class A	400	3,118
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,278	3,633
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,091	8,976
Shanghai Putailai New Energy Technology Co. Ltd., Class A	726	5,252
Shenzhen Inovance Technology Co. Ltd., Class A	1,224	12,906
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	548	24,754
Sichuan Yahua Industrial Group Co. Ltd., Class A	500	1,762

	Number of Shares	Value
China (Continued)
Sinopharm Group Co. Ltd., Class H	10,427	$27,896
Skshu Paint Co. Ltd., Class A*	140	2,465
Sungrow Power Supply Co. Ltd., Class A	670	11,527
Tencent Holdings Ltd.	45,717	2,001,193
Titan Wind Energy Suzhou Co. Ltd., Class A	700	1,542
Tongcheng Travel Holdings Ltd.*	8,927	17,696
Topchoice Medical Corp., Class A*	100	2,101
Uni-President China Holdings Ltd.	9,964	8,733
Unisplendour Corp. Ltd., Class A	1,040	3,800
Vipshop Holdings Ltd., ADR*	3,184	47,410
Want Want China Holdings Ltd.	36,487	22,963
Weichai Power Co. Ltd., Class A	2,700	4,832
Weichai Power Co. Ltd., Class H	13,000	19,278
WuXi AppTec Co. Ltd., Class A	1,088	12,940
WuXi AppTec Co. Ltd., Class H, 144A	2,764	29,420
Wuxi Biologics Cayman, Inc., 144A*	26,349	183,616
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,700	2,778
Xinyi Solar Holdings Ltd.	37,493	40,027
XPeng, Inc., Class A*	6,152	26,922
Yadea Group Holdings Ltd., 144A	8,450	18,107
Yihai International Holding Ltd.*	3,141	9,123
Yum China Holdings, Inc.	3,071	180,360
Yunnan Baiyao Group Co. Ltd., Class A	806	6,597
Yunnan Energy New Material Co. Ltd., Class A	358	6,471
Zhejiang Chint Electrics Co. Ltd., Class A	912	3,936
Zhejiang Expressway Co. Ltd., Class H	8,654	6,979
Zhejiang Huayou Cobalt Co. Ltd., Class A	699	5,943
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	300	1,700
Zhejiang Weixing New Building Materials Co. Ltd., Class A	800	2,955
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,800	3,668
ZTO Express Cayman, Inc., ADR	3,114	74,923

(Cost $9,278,327)		7,200,903

Colombia — 0.1%
Bancolombia SA	1,897	14,065
Interconexion Electrica SA ESP	3,577	12,714

(Cost $38,834)		26,779

Cyprus — 0.0%
Polymetal International PLC* (b) (Cost $40,174)	2,070	0

Czech Republic — 0.1%
Komercni Banka AS	454	15,344
Moneta Money Bank AS, 144A	2,951	11,285

(Cost $25,096)		26,629

Egypt — 0.1%
Commercial International Bank Egypt SAE (Cost $28,914)	18,719	32,457

Greece — 0.3%
Alpha Services and Holdings SA*	14,485	22,735

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Greece (Continued)
Eurobank Ergasias Services and Holdings SA*	20,033	$30,848
Mytilineos SA	739	20,000
Terna Energy SA	426	8,900

(Cost $55,453)		82,483

Hong Kong — 1.8%
Alibaba Health Information Technology Ltd.*	34,090	24,321
Beijing Enterprises Water Group Ltd.	28,772	7,221
China Everbright Environment Group Ltd.	30,739	12,453
China Mengniu Dairy Co. Ltd.*	23,265	102,254
China Overseas Land & Investment Ltd.	27,973	69,349
China Resources Cement Holdings Ltd.	17,635	9,481
China Resources Gas Group Ltd.	7,040	29,686
China Resources Land Ltd.	23,647	104,837
China Ruyi Holdings Ltd.*	30,839	7,661
Far East Horizon Ltd. (a)	10,270	9,080
Kunlun Energy Co. Ltd.	29,480	23,585
Shenzhen International Holdings Ltd.	8,929	7,758
Shimao Group Holdings Ltd.* (a)(b)	7,398	0
Sino Biopharmaceutical Ltd.	76,834	39,643
Vinda International Holdings Ltd.	1,273	3,503

(Cost $572,536)		450,832

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	2,959	22,545
OTP Bank Nyrt	1,674	50,911

(Cost $91,577)		73,456

India — 12.6%
Adani Green Energy Ltd.*	2,352	13,807
Adani Total Gas Ltd.	1,982	16,269
Asian Paints Ltd.	2,828	96,771
Axis Bank Ltd.	16,758	171,112
Berger Paints India Ltd.	1,796	12,592
Britannia Industries Ltd.	815	43,987
Colgate-Palmolive India Ltd.	919	16,381
Dabur India Ltd.	4,651	29,965
Eicher Motors Ltd.	1,047	39,337
GAIL India Ltd.	14,638	18,176
Grasim Industries Ltd.	2,039	38,935
Havells India Ltd.	1,865	27,006
HCL Technologies Ltd.	6,971	90,869
Hero MotoCorp Ltd.	824	24,113
Hindalco Industries Ltd.	9,926	47,933
Hindustan Unilever Ltd.	6,114	181,987
Housing Development Finance Corp. Ltd.	12,736	402,020
ICICI Prudential Life Insurance Co. Ltd., 144A	2,296	11,357
Indraprastha Gas Ltd.	2,296	12,183
Info Edge India Ltd.	535	22,597
Infosys Ltd.	15,499	278,895
Infosys Ltd., ADR	9,299	166,824
Kotak Mahindra Bank Ltd.	4,180	87,438
Lupin Ltd.	1,463	11,667
Mahindra & Mahindra Ltd.	6,405	98,367
Marico Ltd.*	3,961	23,569

	Number of Shares	Value
India (Continued)
Nestle India Ltd.	238	$53,751
PI Industries Ltd.	528	19,797
Reliance Industries Ltd.	22,328	627,307
Shree Cement Ltd.	86	27,140
Shriram Finance Ltd.	1,716	24,979
Siemens Ltd.	522	20,501
State Bank of India	13,008	82,264
Tata Consultancy Services Ltd.	6,714	269,059
UPL Ltd.	3,228	27,107
Zomato Ltd.*	17,637	11,414

(Cost $3,091,186)		3,147,476

Indonesia — 1.8%
Aneka Tambang Tbk	64,114	8,366
PT Bank Central Asia Tbk	411,210	235,940
PT Bank Negara Indonesia Persero Tbk	55,191	31,758
PT Barito Pacific Tbk	202,106	12,391
PT Indah Kiat Pulp & Paper Tbk	21,000	10,913
PT Kalbe Farma Tbk	142,363	19,698
PT Merdeka Copper Gold Tbk*	93,215	27,751
PT Telkom Indonesia Persero Tbk	349,087	88,817
PT Unilever Indonesia Tbk	60,581	16,605

(Cost $436,156)		452,239

Kuwait — 0.6%
Kuwait Finance House KSCP (Cost $138,644)	54,905	153,319

Malaysia — 2.0%
AMMB Holdings Bhd	14,500	12,957
Axiata Group Bhd	20,983	14,823
CIMB Group Holdings Bhd	51,173	63,973
DiGi.Com Bhd	24,900	23,860
HAP Seng Consolidated Bhd	5,300	7,204
IHH Healthcare Bhd	12,900	16,644
Kuala Lumpur Kepong Bhd	3,500	16,223
Malayan Banking Bhd	36,153	70,896
Malaysia Airports Holdings Bhd*	4,400	6,658
Maxis Bhd	17,000	14,812
MISC Bhd	10,200	17,184
Nestle Malaysia Bhd	500	15,053
Petronas Dagangan Bhd	1,900	8,900
Petronas Gas Bhd	5,300	19,676
PPB Group Bhd	4,700	18,329
Press Metal Aluminium Holdings Bhd	25,400	29,206
Public Bank Bhd	105,675	97,256
QL Resources Bhd	7,400	9,581
RHB Bank Bhd	10,942	13,850
Sime Darby Bhd	20,200	10,218
Telekom Malaysia Bhd	8,500	9,528
Top Glove Corp. Bhd*	35,800	6,023

(Cost $511,696)		502,854

Mexico — 3.2%
America Movil SAB de CV, Series L	201,280	208,475
Arca Continental SAB de CV	3,394	28,600
Cemex SAB de CV, Series CPO*	113,975	56,972
Coca-Cola Femsa SAB de CV	3,903	28,187

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Mexico (Continued)
Fomento Economico Mexicano SAB de CV	13,949	$128,536
Gruma SAB de CV, Class B	1,581	23,140
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,411	40,410
Grupo Bimbo SAB de CV, Series A	9,517	45,105
Grupo Financiero Banorte SAB de CV, Class O	18,712	157,702
Grupo Televisa SAB, Series CPO	17,939	17,924
Industrias Penoles SAB de CV*	1,062	12,687
Kimberly-Clark de Mexico SAB de CV, Class A	12,160	24,360
Orbia Advance Corp. SAB de CV	7,389	15,407

(Cost $716,822)		787,505

Netherlands — 0.1%
NEPI Rockcastle NV (Cost $21,995)	3,265	19,596

Peru — 0.3%
Credicorp Ltd. (Cost $75,018)	539	68,679

Philippines — 0.6%
Ayala Corp.	1,700	19,196
JG Summit Holdings, Inc.	23,520	20,949
Monde Nissin Corp., 144A	46,200	10,066
SM Investments Corp.	1,632	25,121
SM Prime Holdings, Inc.	85,100	52,352
Universal Robina Corp.	6,530	16,104

(Cost $161,908)		143,788

Poland — 1.0%
Bank Polska Kasa Opieki SA	1,390	28,094
CD Projekt SA (a)	496	14,800
KGHM Polska Miedz SA	1,064	30,550
Polski Koncern Naftowy ORLEN SA	4,667	70,114
Powszechna Kasa Oszczednosci Bank Polski SA	6,004	42,055
Powszechny Zaklad Ubezpieczen SA	4,504	37,172
Santander Bank Polska SA	286	19,260

(Cost $280,365)		242,045

Qatar — 0.9%
Commercial Bank PSQC	23,528	39,733
Qatar Fuel QSC	4,285	19,120
Qatar Gas Transport Co. Ltd.	17,822	17,862
Qatar National Bank QPSC	34,340	158,888

(Cost $255,084)		235,603

Russia — 0.0%
Gazprom PJSC (b)	68,905	0
LUKOIL PJSC (b)	2,409	0
Mobile TeleSystems PJSC, ADR* (b)	2,662	0
Moscow Exchange MICEX-RTS PJSC* (b)	8,602	0
Novatek PJSC (b)	5,300	0
Novolipetsk Steel PJSC* (b)	8,462	0
PhosAgro PJSC (b)	267	0
PhosAgro PJSC, GDR (b)	300	0

	Number of Shares	Value
Russia (Continued)
PhosAgro PJSC, GDR* (b)	4	$0
Polyus PJSC* (b)	193	0

(Cost $634,911)		0

Saudi Arabia — 1.7%
ACWA Power Co.	590	21,917
Bank AlBilad*	3,556	33,782
Dr Sulaiman Al Habib Medical Services Group Co.	651	40,212
Saudi Arabian Oil Co., 144A	17,763	150,524
Saudi Basic Industries Corp.	6,447	152,041
Saudi Electricity Co.	6,201	36,684

(Cost $487,652)		435,160

Singapore — 0.0%
BOC Aviation Ltd., 144A (Cost $11,623)	1,457	10,524

South Africa — 5.6%
Absa Group Ltd.	6,155	66,542
Anglo American Platinum Ltd.	400	22,166
Aspen Pharmacare Holdings Ltd.	2,858	22,092
Bid Corp. Ltd.	2,555	55,982
Bidvest Group Ltd.	2,117	27,025
Capitec Bank Holdings Ltd.	634	60,598
Clicks Group Ltd.	1,878	27,367
Discovery Ltd.*	3,532	28,814
FirstRand Ltd.	37,282	133,134
Gold Fields Ltd.	6,611	60,069
Growthpoint Properties Ltd. REIT	21,296	15,592
Impala Platinum Holdings Ltd.	6,251	58,406
Kumba Iron Ore Ltd. (a)	500	13,049
Mr Price Group Ltd.	1,755	14,558
MTN Group Ltd.	12,673	99,976
MultiChoice Group	2,888	22,184
Naspers Ltd., Class N	1,592	282,477
Nedbank Group Ltd.	3,458	43,437
Northam Platinum Holdings Ltd.*	2,561	21,102
Old Mutual Ltd.	35,509	23,039
Remgro Ltd.	3,939	29,995
Sanlam Ltd.	12,433	40,524
Sasol Ltd.	4,274	62,945
Shoprite Holdings Ltd.	3,426	41,535
Standard Bank Group Ltd.	9,998	99,990
Vodacom Group Ltd.	4,741	32,726

(Cost $1,566,729)		1,405,324

South Korea — 6.9%
Amorepacific Corp.	202	21,127
BGF retail Co. Ltd.	55	7,511
Celltrion Healthcare Co. Ltd.	679	27,966
CJ CheilJedang Corp.	64	15,525
CJ Corp.	102	6,698
Coway Co. Ltd.	411	16,586
Doosan Bobcat, Inc.	313	8,965
Hana Financial Group, Inc.	2,109	72,359
Hanwha Solutions Corp.* (b)	896	28,168
HMM Co. Ltd.*	2,039	34,747

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Hyundai Engineering & Construction Co. Ltd.	606	$16,670
Hyundai Glovis Co. Ltd.	144	17,259
Hyundai Mipo Dockyard Co. Ltd.	143	7,586
Kakao Corp.	2,209	104,169
KB Financial Group, Inc.	2,791	108,202
Korea Zinc Co. Ltd.	66	29,128
Korean Air Lines Co. Ltd.	1,331	22,883
LG Chem Ltd.	363	186,541
LG Corp.	724	45,029
LG Display Co. Ltd.	1,750	20,221
LG Electronics, Inc.	788	66,220
LG H&H Co. Ltd.	67	33,823
Lotte Chemical Corp.	154	20,739
NAVER Corp.	963	151,737
NCSoft Corp.	114	37,433
Netmarble Corp., 144A*	95	4,437
POSCO Chemical Co. Ltd.	195	32,568
S-1 Corp.	116	4,944
Samsung Engineering Co. Ltd.*	1,172	23,250
Samsung Life Insurance Co. Ltd.	622	32,011
Samsung SDI Co. Ltd.	404	212,495
Samsung SDS Co. Ltd.	219	20,737
Samsung Securities Co. Ltd.	477	12,076
Shinhan Financial Group Co. Ltd.	3,384	99,353
SK Biopharmaceuticals Co. Ltd.*	211	10,636
SK IE Technology Co. Ltd., 144A*	202	9,984
SK Innovation Co. Ltd.*	433	49,142
SK, Inc.	277	37,387
SKC Co. Ltd.	164	12,146
Woori Financial Group, Inc.	4,034	37,192
Yuhan Corp.	414	16,488

(Cost $1,947,380)		1,722,138

Taiwan — 20.9%
Acer, Inc.	21,941	18,254
AUO Corp.	43,513	26,562
Cathay Financial Holding Co. Ltd.	64,095	91,400
Chailease Holding Co. Ltd.	10,626	78,641
China Airlines Ltd.	21,022	14,006
China Steel Corp.	87,930	90,615
Chunghwa Telecom Co. Ltd.	27,058	102,568
CTBC Financial Holding Co. Ltd.	130,403	97,365
Delta Electronics, Inc.	14,377	135,185
E.Sun Financial Holding Co. Ltd.	97,149	79,551
Eva Airways Corp.	19,784	18,375
Evergreen Marine Corp. Taiwan Ltd.	6,987	36,002
Far Eastern New Century Corp.	23,050	24,548
Far EasTone Telecommunications Co. Ltd.	11,313	25,619
First Financial Holding Co. Ltd.	75,806	66,677
Fubon Financial Holding Co. Ltd.	54,846	108,002
Hotai Motor Co. Ltd.	2,099	42,504
Hua Nan Financial Holdings Co. Ltd.	68,065	51,044
MediaTek, Inc.	11,034	261,822
Mega Financial Holding Co. Ltd.	81,279	88,830
momo.com, Inc.	423	11,023
Nan Ya Plastics Corp.	36,034	89,406

	Number of Shares	Value
Taiwan (Continued)
President Chain Store Corp.	4,406	$38,609
Shanghai Commercial & Savings Bank Ltd.	28,933	45,247
SinoPac Financial Holdings Co. Ltd.	77,494	43,745
Taishin Financial Holding Co. Ltd.	79,416	42,875
Taiwan Cement Corp.	44,314	56,939
Taiwan Cooperative Financial Holding Co. Ltd.	73,880	64,619
Taiwan High Speed Rail Corp.	16,623	16,040
Taiwan Mobile Co. Ltd.	13,023	41,288
Taiwan Semiconductor Manufacturing Co. Ltd.	180,722	3,030,865
Uni-President Enterprises Corp.	35,748	79,194
United Microelectronics Corp.*	87,869	144,048
Voltronic Power Technology Corp.	425	22,387
Wan Hai Lines Ltd.	5,523	14,429
Yang Ming Marine Transport Corp.	13,041	27,649

(Cost $4,572,522)		5,225,933

Thailand — 2.7%
Advanced Info Service PCL, NVDR	8,200	46,869
Airports of Thailand PCL, NVDR*	32,400	66,695
Asset World Corp. PCL, NVDR	57,700	9,633
B Grimm Power PCL, NVDR	6,200	6,842
Bangkok Dusit Medical Services PCL, NVDR	78,000	61,797
Berli Jucker PCL, NVDR	10,600	11,547
BTS Group Holdings PCL, NVDR	64,600	14,715
Bumrungrad Hospital PCL, NVDR	4,100	24,478
Central Pattana PCL, NVDR	14,900	29,618
Charoen Pokphand Foods PCL, NVDR	27,700	17,400
CP ALL PCL, NVDR	44,100	77,366
Energy Absolute PCL, NVDR	12,200	27,012
Home Product Center PCL, NVDR	44,000	17,430
Indorama Ventures PCL, NVDR	12,500	12,998
Intouch Holdings PCL, NVDR	8,500	17,016
Krungthai Card PCL	400	665
Krungthai Card PCL, NVDR	6,100	10,140
Minor International PCL, NVDR*	24,954	23,654
Osotspa PCL	2,600	2,373
Osotspa PCL, NVDR	6,200	5,658
PTT Exploration & Production PCL, NVDR	10,100	42,868
PTT Global Chemical PCL, NVDR	17,000	22,728
PTT Oil & Retail Business PCL, NVDR	20,200	12,517
SCB X PCL, NVDR	5,000	14,714
SCG Packaging PCL	400	589
SCG Packaging PCL, NVDR	8,900	13,095
Siam Cement PCL, NVDR	5,900	54,591
Thai Union Group PCL, NVDR	20,700	9,313
True Corp. PCL, NVDR (b)	87,600	12,641

(Cost $703,538)		666,962

Turkey — 0.5%
KOC Holding AS	6,021	24,733
Turk Hava Yollari AO*	3,870	29,436
Turkiye Is Bankasi AS, Class C	23,133	13,920
Turkiye Petrol Rafinerileri AS*	935	29,374

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Turkey (Continued)
Turkiye Sise ve Cam Fabrikalari AS	10,472	$26,181

(Cost $72,019)		123,644

United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	19,545	44,594
Abu Dhabi Islamic Bank PJSC	10,740	30,528
Aldar Properties PJSC	29,086	37,220
Emirates NBD Bank PJSC	13,300	49,248
Emirates Telecommunications Group Co. PJSC	25,525	177,216
First Abu Dhabi Bank PJSC	33,048	126,691

(Cost $440,672)		465,497

TOTAL COMMON STOCKS (Cost $27,054,338)		24,426,403

PREFERRED STOCKS — 1.8%
Brazil — 1.3%
Banco Bradesco SA	39,515	99,001
Cia Energetica de Minas Gerais	10,986	22,053
Gerdau SA	7,738	42,435
Itau Unibanco Holding SA	34,831	169,662

(Cost $379,463)		333,151

Chile — 0.4%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $67,001)	1,039	92,360

Colombia — 0.1%
Bancolombia SA (Cost $23,135)	3,336	21,235

South Korea — 0.0%
LG Chem Ltd. (Cost $14,435)	62	13,775

TOTAL PREFERRED STOCKS (Cost $484,034)		460,521

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. Series N3, 5.50%, 6/3/24 (Cost $0)	INR 12,383	145

	Number of Shares
RIGHTS — 0.0%
Taiwan — 0.0%
SinoPac Financial Holdings Co. Ltd., expires 3/10/23 (Cost $0)	4,080	295

	Number of Shares	Value
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 11/7/24	3,050	$17
BTS Group Holdings PCL*, expires 11/20/26	6,100	47

TOTAL WARRANTS (Cost $0)		64

EXCHANGE-TRADED FUNDS — 0.1%
iShares Inc iShares ESG Aware MSCI EM ETF	70	2,131
Xtrackers MSCI China A Inclusion Equity ETF (c)	405	9,270

TOTAL EXCHANGE-TRADED FUNDS (Cost $11,157)		11,401

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (d)(e) (Cost $45,972)	45,972	45,972

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.51% (d) (Cost $25,543)	25,543	25,543

TOTAL INVESTMENTS — 100.1% (Cost $27,621,044)		$24,970,344
Other assets and liabilities, net — (0.1%)		(15,055)

NET ASSETS — 100.0%		$24,955,289

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers MSCI China A Inclusion Equity ETF (c)
—	20,190		(11,194)	40	234	347	—	405	9,270

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (d)(e)
43,257	2,715	(f)	—	—	—	901	—	45,972	45,972

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.51% (d)
—	4,815,461		(4,789,918)	—	—	1,055	—	25,543	25,543

43,257	4,838,366		(4,801,112)	40	234	2,303	—	71,920	80,785

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $55,935, which is 0.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $17,199.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Future	USD	1	$48,665	$48,145	3/17/2023	$(520)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$24,385,594	$—	$40,809	$24,426,403
Preferred Stocks (a)	460,521	—	—	460,521
Corporate Bonds	—	145	—	145
Rights	—	295	—	295
Warrants	64	—	—	64
Exchange-Traded Funds	11,401	—	—	11,401
Short-Term Investments (a)	71,515	—	—	71,515

TOTAL	$24,929,095	$440	$40,809	$24,970,344

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(520)	$—	$—	$(520)

TOTAL	$(520)	$—	$—	$(520)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 28, 2023, the amount of transfers from Level 1 to Level 3 was $41,759. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 8.5%
Alphabet, Inc., Class A*	1,083,796	$97,606,668
Alphabet, Inc., Class C*	992,389	89,612,727
Electronic Arts, Inc.	50,373	5,588,380
Interpublic Group of Cos., Inc.	70,585	2,508,591
Sirius XM Holdings, Inc. (a)	140,053	614,833
Take-Two Interactive Software, Inc.*	30,749	3,368,553
Verizon Communications, Inc.	760,682	29,522,068
Walt Disney Co.*	329,838	32,855,163
Warner Bros Discovery, Inc.*	415,693	6,493,125
ZoomInfo Technologies, Inc.*	51,978	1,256,308

(Cost $285,484,817)		269,426,416

Consumer Discretionary — 10.9%
Advance Auto Parts, Inc.	11,160	1,617,754
Aptiv PLC*	48,807	5,675,278
Best Buy Co., Inc.	38,360	3,188,100
BorgWarner, Inc.	43,002	2,162,141
Burlington Stores, Inc.*	12,358	2,647,701
CarMax, Inc.* (a)	28,415	1,961,772
eBay, Inc.	100,398	4,608,268
Genuine Parts Co.	25,424	4,496,489
Hasbro, Inc.	22,951	1,262,535
Hilton Worldwide Holdings, Inc.	49,844	7,202,956
Home Depot, Inc.	184,690	54,767,973
Lear Corp.	10,511	1,467,861
LKQ Corp.	48,586	2,783,492
Lowe’s Cos., Inc.	108,911	22,408,438
Lululemon Athletica, Inc.*	21,084	6,519,173
McDonald’s Corp.	133,202	35,153,340
MercadoLibre, Inc.*	8,186	9,986,920
Newell Brands, Inc. (a)	72,701	1,067,978
NIKE, Inc., Class B	228,576	27,152,543
Pool Corp.	7,104	2,535,133
Rivian Automotive, Inc., Class A*	56,090	1,082,537
Target Corp.	83,653	14,095,530
Tesla, Inc.*	486,642	100,107,126
TJX Cos., Inc.	210,519	16,125,755
Tractor Supply Co.	20,105	4,689,692
Ulta Beauty, Inc.*	9,329	4,839,885
Vail Resorts, Inc.	7,072	1,651,241
VF Corp.	59,148	1,468,053

(Cost $289,675,723)		342,725,664

Consumer Staples — 6.8%
Bunge Ltd.	27,243	2,601,707
Campbell Soup Co.	37,843	1,987,514
Clorox Co.	22,273	3,462,115
Coca-Cola Co.	745,871	44,386,783
Colgate-Palmolive Co.	144,923	10,622,856
Conagra Brands, Inc.	85,821	3,124,743
Estee Lauder Cos., Inc., Class A	41,598	10,110,394
General Mills, Inc.	107,993	8,586,523
Hormel Foods Corp.	51,896	2,303,144
Kellogg Co.	48,495	3,197,760
Keurig Dr Pepper, Inc.	139,621	4,823,906
Kimberly-Clark Corp.	60,380	7,550,519

	Number of Shares	Value
Consumer Staples (Continued)
Kroger Co.	126,539	$5,458,892
McCormick & Co., Inc.	45,268	3,364,318
PepsiCo, Inc.	248,971	43,203,938
Procter & Gamble Co.	429,450	59,075,142

(Cost $195,588,076)		213,860,254

Energy — 2.6%
Baker Hughes Co.	180,692	5,529,175
Cheniere Energy, Inc.	41,497	6,529,138
Halliburton Co.	165,380	5,991,717
HF Sinclair Corp.	29,394	1,461,470
Kinder Morgan, Inc.	363,010	6,192,951
Marathon Petroleum Corp.	84,891	10,492,528
ONEOK, Inc.	79,614	5,210,736
Phillips 66	85,873	8,807,135
Schlumberger NV	255,938	13,618,461
Targa Resources Corp.	38,683	2,866,410
Valero Energy Corp.	69,773	9,191,197
Williams Cos., Inc.	222,358	6,692,976

(Cost $66,412,729)		82,583,894

Financials — 11.6%
Aflac, Inc.	106,476	7,256,339
Allstate Corp.	48,719	6,274,033
Ally Financial, Inc.	53,755	1,615,338
American Express Co.	115,632	20,118,812
American International Group, Inc.	137,192	8,383,803
Ameriprise Financial, Inc.	19,223	6,590,990
Annaly Capital Management, Inc. REIT	84,396	1,745,309
Arch Capital Group Ltd.*	67,830	4,748,100
Arthur J Gallagher & Co.	37,650	7,053,728
Assurant, Inc.	9,725	1,238,868
Bank of New York Mellon Corp.	136,859	6,963,386
BlackRock, Inc.	27,268	18,799,377
Carlyle Group, Inc.	35,088	1,207,027
Cboe Global Markets, Inc.	19,121	2,412,497
Charles Schwab Corp.	264,363	20,599,165
Chubb Ltd.	75,260	15,881,365
Citizens Financial Group, Inc.	88,010	3,675,298
CME Group, Inc.	65,310	12,105,862
Discover Financial Services	49,692	5,565,504
Equitable Holdings, Inc.	69,684	2,189,471
FactSet Research Systems, Inc.	6,642	2,753,441
First Republic Bank	32,933	4,051,088
Franklin Resources, Inc. (a)	56,158	1,654,976
Hartford Financial Services Group, Inc.	59,461	4,654,607
Huntington Bancshares, Inc.	258,649	3,962,503
Intercontinental Exchange, Inc.	101,338	10,316,208
Invesco Ltd.	61,076	1,078,602
KeyCorp	165,097	3,019,624
Loews Corp.	38,026	2,323,008
LPL Financial Holdings, Inc.	14,239	3,553,485
MarketAxess Holdings, Inc.	6,766	2,310,251
Marsh & McLennan Cos., Inc.	90,106	14,609,787
Moody’s Corp.	29,834	8,656,335
Morgan Stanley	229,941	22,189,307
Nasdaq, Inc.	62,013	3,476,449

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Northern Trust Corp.	35,309	$3,363,888
PNC Financial Services Group, Inc.	73,734	11,644,073
Principal Financial Group, Inc.	43,893	3,931,057
Progressive Corp.	105,252	15,105,767
Prudential Financial, Inc.	67,541	6,754,100
Raymond James Financial, Inc.	34,075	3,695,775
Regions Financial Corp.	166,022	3,871,633
S&P Global, Inc.	60,329	20,584,255
State Street Corp.	65,592	5,816,699
SVB Financial Group*	10,504	3,026,307
Synchrony Financial	80,717	2,882,404
T. Rowe Price Group, Inc.	40,547	4,552,617
Travelers Cos., Inc.	43,269	8,009,957
Truist Financial Corp.	243,043	11,410,869
US Bancorp	252,654	12,059,175
Webster Financial Corp.	31,913	1,695,219
Willis Towers Watson PLC	19,795	4,639,156

(Cost $314,724,013)		366,076,894

Health Care — 14.9%
Agilent Technologies, Inc.	53,721	7,626,770
Align Technology, Inc.*	13,733	4,250,364
AmerisourceBergen Corp.	28,660	4,458,350
Amgen, Inc.	96,748	22,412,642
Baxter International, Inc.	93,146	3,721,183
Biogen, Inc.*	26,275	7,090,572
BioMarin Pharmaceutical, Inc.*	33,143	3,300,711
Bio-Techne Corp.	27,652	2,008,641
Bristol-Myers Squibb Co.	385,242	26,566,288
Cardinal Health, Inc.	47,426	3,590,622
Catalent, Inc.*	29,423	2,007,237
Cigna Group	55,020	16,071,342
DaVita, Inc.*	10,463	860,686
DENTSPLY SIRONA, Inc.	39,789	1,514,767
Dexcom, Inc.*	70,175	7,790,127
Edwards Lifesciences Corp.*	111,582	8,975,656
Elanco Animal Health, Inc.*	75,803	869,460
Elevance Health, Inc.	43,128	20,255,928
Eli Lilly & Co.	146,722	45,662,821
Gilead Sciences, Inc.	227,423	18,314,374
HCA Healthcare, Inc.	38,311	9,326,813
Hologic, Inc.*	44,075	3,510,133
Humana, Inc.	23,064	11,417,141
IDEXX Laboratories, Inc.*	15,161	7,174,792
Illumina, Inc.*	28,576	5,692,339
Insulet Corp.*	12,479	3,448,696
Jazz Pharmaceuticals PLC*	11,009	1,545,664
Johnson & Johnson	474,327	72,695,356
Laboratory Corp. of America Holdings	16,685	3,993,722
Merck & Co., Inc.	459,170	48,782,221
Mettler-Toledo International, Inc.*	4,024	5,769,249
Novocure Ltd.* (a)	16,979	1,306,874
Quest Diagnostics, Inc.	21,111	2,920,918
ResMed, Inc.	25,997	5,537,361
STERIS PLC	18,477	3,474,230
Teleflex, Inc.	8,418	2,005,420
Thermo Fisher Scientific, Inc.	70,816	38,365,276

	Number of Shares	Value
Health Care (Continued)
Vertex Pharmaceuticals, Inc.*	46,294	$13,438,685
Waters Corp.*	10,783	3,352,327
West Pharmaceutical Services, Inc.	13,264	4,205,086
Zoetis, Inc.	84,567	14,122,689

(Cost $424,523,564)		469,433,533

Industrials — 8.8%
3M Co.	99,307	10,699,336
A O Smith Corp.	22,137	1,452,851
Allegion PLC	15,933	1,795,808
C.H. Robinson Worldwide, Inc.	22,779	2,276,989
Carrier Global Corp.	150,800	6,790,524
Caterpillar, Inc.	94,015	22,521,293
Copart, Inc.*	76,690	5,403,577
CSX Corp.	385,985	11,768,683
Cummins, Inc.	25,555	6,211,909
Deere & Co.	52,183	21,877,201
Delta Air Lines, Inc.*	28,558	1,094,914
Dover Corp.	25,852	3,875,215
Eaton Corp. PLC	71,495	12,506,620
Expeditors International of Washington, Inc.	30,277	3,165,763
Fastenal Co.	102,987	5,310,010
Fortive Corp.	60,668	4,044,129
Fortune Brands Innovations, Inc.	23,649	1,465,056
Generac Holdings, Inc.* (a)	11,550	1,386,116
IDEX Corp.	13,439	3,023,506
Illinois Tool Works, Inc.	56,056	13,070,017
Ingersoll Rand, Inc.	72,628	4,217,508
JB Hunt Transport Services, Inc.	15,015	2,714,562
Johnson Controls International PLC	126,303	7,921,724
Knight-Swift Transportation Holdings, Inc.	27,982	1,590,497
Lennox International, Inc.	5,667	1,444,122
Masco Corp.	42,020	2,203,109
Norfolk Southern Corp.	41,448	9,318,339
Old Dominion Freight Line, Inc.	17,402	5,903,803
Otis Worldwide Corp.	75,846	6,418,089
Owens Corning	17,555	1,716,703
Pentair PLC	29,640	1,658,062
Plug Power, Inc.* (a)	92,627	1,377,363
Quanta Services, Inc.	25,729	4,152,661
Republic Services, Inc.	39,579	5,102,920
Robert Half International, Inc.	19,684	1,586,924
Rockwell Automation, Inc.	20,802	6,135,134
Rollins, Inc.	39,597	1,393,814
Snap-on, Inc.	9,890	2,459,445
Trane Technologies PLC	41,989	7,766,705
U-Haul Holding Co.	17,244	959,284
Union Pacific Corp.	110,838	22,974,501
United Parcel Service, Inc., Class B	131,813	24,054,554
United Rentals, Inc.	12,736	5,967,198
W.W. Grainger, Inc.	8,281	5,535,269
Xylem, Inc.	32,849	3,371,950

(Cost $229,575,545)		277,683,757

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Information Technology — 28.5%
Accenture PLC, Class A	114,134	$30,308,284
Adobe, Inc.*	84,508	27,376,367
ANSYS, Inc.*	15,608	4,738,745
Applied Materials, Inc.	155,249	18,032,171
Autodesk, Inc.*	39,461	7,840,506
Automatic Data Processing, Inc.	75,162	16,522,111
Cadence Design Systems, Inc.*	50,035	9,653,753
Cisco Systems, Inc.	747,141	36,176,567
Cognex Corp.	30,701	1,455,841
Gen Digital, Inc.	103,977	2,028,591
Hewlett Packard Enterprise Co.	234,077	3,653,942
HP, Inc.	181,294	5,351,799
HubSpot, Inc.*	8,132	3,145,946
Intel Corp.	747,938	18,646,094
International Business Machines Corp.	163,684	21,164,341
Intuit, Inc.	48,658	19,812,564
Keysight Technologies, Inc.*	32,934	5,268,123
Lam Research Corp.	24,901	12,102,135
Mastercard, Inc., Class A	155,915	55,395,040
Microsoft Corp.	1,283,613	320,158,755
Motorola Solutions, Inc.	29,962	7,874,313
NVIDIA Corp.	445,921	103,525,019
NXP Semiconductors NV	46,853	8,362,323
Roper Technologies, Inc.	18,908	8,134,222
Salesforce, Inc.*	181,667	29,722,538
ServiceNow, Inc.*	36,789	15,899,102
Splunk, Inc.*	28,300	2,900,750
Texas Instruments, Inc.	165,282	28,337,599
Trimble, Inc.*	45,138	2,349,884
Visa, Inc., Class A	295,533	64,999,528
VMware, Inc., Class A*	37,562	4,136,703
Zebra Technologies Corp., Class A*	9,410	2,825,353

(Cost $775,332,514)		897,899,009

Materials — 3.0%
Amcor PLC	271,766	3,027,473
Ball Corp.	57,512	3,232,750
Celanese Corp.	19,263	2,238,939
Ecolab, Inc.	46,532	7,415,805
International Flavors & Fragrances, Inc.	45,419	4,233,051
International Paper Co.	64,332	2,341,042
Linde PLC	89,949	31,335,533
Martin Marietta Materials, Inc.	11,055	3,978,363
Mosaic Co.	61,917	3,293,365
Newmont Corp.	142,840	6,229,252
Nucor Corp.	46,387	7,767,039
PPG Industries, Inc.	41,968	5,542,294
Sherwin-Williams Co.	44,218	9,787,654
Steel Dynamics, Inc.	31,495	3,971,834
Westrock Co.	46,894	1,472,472

(Cost $87,510,511)		95,866,866

	Number of Shares	Value
Real Estate — 2.8%
American Tower Corp. REIT	84,312	$16,694,619
Boston Properties, Inc. REIT	28,074	1,838,285
CBRE Group, Inc., Class A*	57,505	4,895,976
Crown Castle, Inc. REIT	77,470	10,129,202
Equinix, Inc. REIT	16,876	11,615,245
Healthpeak Properties, Inc. REIT	97,161	2,337,694
Prologis, Inc. REIT	167,004	20,608,294
SBA Communications Corp. REIT	19,373	5,024,388
Ventas, Inc. REIT	71,265	3,467,042
Welltower, Inc. REIT	85,937	6,369,650
Weyerhaeuser Co. REIT	133,837	4,182,406

(Cost $92,977,584)		87,162,801

Utilities — 1.3%
American Water Works Co., Inc.	32,420	4,551,119
Atmos Energy Corp.	25,974	2,930,127
Consolidated Edison, Inc.	63,522	5,675,691
Edison International	70,952	4,697,732
Essential Utilities, Inc.	46,801	2,002,147
Eversource Energy	61,520	4,636,147
Exelon Corp.	180,984	7,309,944
Sempra Energy	56,705	8,503,482
UGI Corp.	36,523	1,359,751

(Cost $40,643,890)		41,666,140

TOTAL COMMON STOCKS (Cost $2,802,448,966)		3,144,385,228

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c) (Cost $609,881)	609,881	609,881

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b) (Cost $6,721,465)	6,721,465	6,721,465

TOTAL INVESTMENTS — 99.9% (Cost $2,809,780,312)		$3,151,716,574
Other assets and liabilities, net — 0.1%		4,544,112

NET ASSETS — 100.0%		$3,156,260,686

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c)
804,200	—	(194,319	)(d)	—	—	12,606	—	609,881	609,881

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b)
8,312,422	31,882,802	(33,473,759)		—	—	129,922	—	6,721,465	6,721,465

9,116,622	31,882,802	(33,668,078)		—	—	142,528	—	7,331,346	7,331,346

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $6,317,737, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,813,746.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023

REIT:	Real Estate Investment Trust

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 ESG Futures	USD	44	$7,801,255	$7,629,600	3/17/2023	$(171,655)
MSCI USA ESG Leaders GTR Index Futures	USD	40	1,768,400	1,740,400	3/17/2023	(28,000)
S&P 500 E-Mini Futures	USD	4	805,063	795,100	3/17/2023	(9,963)
S&P Mid 400 E-Mini Futures	USD	3	754,450	780,960	3/17/2023	26,510

Total net unrealized depreciation						$(183,108)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 28, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$3,144,385,228	$—	$—	$3,144,385,228
Short-Term Investments (a)	7,331,346	—	—	7,331,346
Derivatives (b)
Futures Contracts	26,510	—	—	26,510

TOTAL	$3,151,743,084	$—	$—	$3,151,743,084

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(209,618)	$—	$—	$(209,618)

TOTAL	$(209,618)	$—	$—	$(209,618)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.5%
Communication Services — 8.0%
Activision Blizzard, Inc.	1,832	$139,690
Alphabet, Inc., Class A*	14,708	1,324,603
Alphabet, Inc., Class C*	12,989	1,172,907
AT&T, Inc.	17,762	335,879
Charter Communications, Inc., Class A*	250	91,903
Comcast Corp., Class A	10,562	392,590
DISH Network Corp., Class A*	707	8,067
Electronic Arts, Inc.	713	79,100
Fox Corp., Class A	721	25,249
Fox Corp., Class B	304	9,804
Liberty Broadband Corp., Class A*	113	9,801
Liberty Broadband Corp., Class C*	369	31,981
Liberty Media Corp-Liberty SiriusXM, Class A*	210	6,802
Liberty Media Corp-Liberty SiriusXM, Class C*	485	15,627
Live Nation Entertainment, Inc.*	437	31,490
Lumen Technologies, Inc.	3,200	10,880
Match Group, Inc.*	819	33,923
Meta Platforms, Inc., Class A*	5,546	970,217
Netflix, Inc.*	1,094	352,410
Omnicom Group, Inc.	468	42,387
Paramount Global, Class A (a)	153	3,761
Paramount Global, Class B	1,716	36,757
Pinterest, Inc., Class A*	1,639	41,155
ROBLOX Corp., Class A*	1,044	38,252
Sirius XM Holdings, Inc. (a)	2,515	11,041
Snap, Inc., Class A*	3,087	31,333
Spotify Technology SA*	358	41,635
Take-Two Interactive Software, Inc.*	467	51,160
T-Mobile US, Inc.*	1,565	222,512
Trade Desk, Inc., Class A*	1,213	67,879
Verizon Communications, Inc.	10,416	404,245
Walt Disney Co.*	4,497	447,946
Warner Bros Discovery, Inc.*	5,494	85,816
Warner Music Group Corp., Class A	334	10,541
ZoomInfo Technologies, Inc.*	989	23,904

(Cost $7,103,074)		6,603,247

Consumer Discretionary — 7.9%
Advance Auto Parts, Inc.	705	102,197
Airbnb, Inc., Class A*	974	120,075
Aptiv PLC*	1,482	172,327
AutoZone, Inc.*	80	198,923
Best Buy Co., Inc.	1,268	105,383
Booking Holdings, Inc.*	100	252,400
Chipotle Mexican Grill, Inc.*	69	102,885
D.R. Horton, Inc.	1,597	147,691
Domino’s Pizza, Inc.	100	29,401
DoorDash, Inc., Class A*	750	40,995
eBay, Inc.	3,399	156,014
Etsy, Inc.*	1,069	129,787
Expedia Group, Inc.*	422	45,985
Ford Motor Co.	13,374	161,424
Garmin Ltd.	1,285	126,097
General Motors Co.	4,807	186,223

	Number of Shares	Value
Consumer Discretionary (Continued)
Genuine Parts Co.	815	$144,141
Hasbro, Inc.	1,689	92,912
Home Depot, Inc.	2,733	810,444
Lennar Corp., Class A	1,428	138,145
Lennar Corp., Class B	684	55,855
LKQ Corp.	2,255	129,189
Lowe’s Cos., Inc.	1,871	384,958
Lululemon Athletica, Inc.*	575	177,790
McDonald’s Corp.	1,793	473,191
MercadoLibre, Inc.*	223	272,060
NIKE, Inc., Class B	3,755	446,056
NVR, Inc.*	24	124,167
PulteGroup, Inc.	2,088	114,151
Starbucks Corp.	2,804	286,260
Target Corp.	1,610	271,285
Tractor Supply Co.	586	136,690
Ulta Beauty, Inc.*	304	157,715
VF Corp.	3,725	92,455
Whirlpool Corp.	66	9,107
Yum China Holdings, Inc.	995	58,436
Yum! Brands, Inc.	568	72,227

(Cost $5,810,584)		6,525,041

Consumer Staples — 6.0%
Archer-Daniels-Midland Co.	718	57,153
Campbell Soup Co.	1,924	101,049
Church & Dwight Co., Inc.	1,639	137,316
Clorox Co.	916	142,383
Coca-Cola Co.	10,822	644,017
Colgate-Palmolive Co.	3,051	223,638
Conagra Brands, Inc.	3,062	111,487
Estee Lauder Cos., Inc., Class A	868	210,967
General Mills, Inc.	2,394	190,347
Hershey Co.	733	174,689
Hormel Foods Corp.	2,343	103,982
J M Smucker Co.	748	110,622
Kellogg Co.	1,810	119,351
Keurig Dr Pepper, Inc.	4,496	155,337
Kimberly-Clark Corp.	1,428	178,571
Kraft Heinz Co.	3,784	147,349
McCormick & Co., Inc.	1,631	121,216
Mondelez International, Inc., Class A	4,555	296,895
PepsiCo, Inc.	3,829	664,446
Procter & Gamble Co.	6,360	874,882
Sysco Corp.	2,325	173,375
Tyson Foods, Inc., Class A	1,252	74,169

(Cost $5,068,664)		5,013,241

Financials — 10.1%
Aflac, Inc.	1,447	98,613
Allstate Corp.	659	84,866
Ally Financial, Inc.	737	22,147
American Express Co.	1,385	240,976
American International Group, Inc.	1,814	110,854
Ameriprise Financial, Inc.	280	96,004
Annaly Capital Management, Inc. REIT	5,289	109,377
Aon PLC, Class A	507	154,153

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Apollo Global Management, Inc.	1,072	$76,005
Arch Capital Group Ltd.*	879	61,530
Bank of America Corp.	17,323	594,179
Bank of New York Mellon Corp.	1,937	98,555
BlackRock, Inc.	344	237,164
Capital One Financial Corp.	959	104,608
Cboe Global Markets, Inc.	280	35,328
Charles Schwab Corp.	3,775	294,148
Chubb Ltd.	956	201,735
Cincinnati Financial Corp.	405	48,883
Citigroup, Inc.	4,847	245,694
Citizens Financial Group, Inc.	1,297	54,163
CME Group, Inc.	902	167,195
Discover Financial Services	687	76,944
Everest Re Group Ltd.	89	34,173
Fidelity National Financial, Inc.	591	23,557
Fifth Third Bancorp	1,834	66,574
First Republic Bank	485	59,660
Franklin Resources, Inc.	877	25,845
Globe Life, Inc.	257	31,274
Goldman Sachs Group, Inc.	855	300,661
Hartford Financial Services Group, Inc.	790	61,841
Huntington Bancshares, Inc.	3,859	59,120
Interactive Brokers Group, Inc., Class A	317	27,297
Intercontinental Exchange, Inc.	1,378	140,280
JPMorgan Chase & Co.	7,148	1,024,666
KeyCorp	2,577	47,133
KKR & Co., Inc.	1,684	94,893
M&T Bank Corp.	429	66,619
Markel Corp.*	36	47,875
Marsh & McLennan Cos., Inc.	1,252	202,999
MetLife, Inc.	1,489	106,806
Moody’s Corp.	400	116,060
Morgan Stanley	3,238	312,467
MSCI, Inc.	199	103,908
Nasdaq, Inc.	880	49,333
Northern Trust Corp.	552	52,589
PNC Financial Services Group, Inc.	1,024	161,710
Principal Financial Group, Inc.	596	53,378
Progressive Corp.	1,449	207,960
Prudential Financial, Inc.	919	91,900
Raymond James Financial, Inc.	532	57,701
Regions Financial Corp.	2,271	52,960
Rocket Cos., Inc., Class A (a)	527	4,142
S&P Global, Inc.	817	278,760
State Street Corp.	926	82,118
SVB Financial Group*	162	46,674
Synchrony Financial	1,254	44,780
T. Rowe Price Group, Inc.	584	65,572
Travelers Cos., Inc.	588	108,851
Truist Financial Corp.	3,291	154,512
US Bancorp	3,321	158,511
W.R. Berkley Corp.	533	35,279
Wells Fargo & Co.	9,510	444,783
Willis Towers Watson PLC	270	63,277

(Cost $7,565,000)		8,381,619

	Number of Shares	Value
Health Care — 19.3%
Abbott Laboratories	5,021	$510,736
AbbVie, Inc.	4,867	749,031
Agilent Technologies, Inc.	1,314	186,549
Align Technology, Inc.*	570	176,415
Alnylam Pharmaceuticals, Inc.*	688	131,718
AmerisourceBergen Corp.	841	130,826
Amgen, Inc.	1,635	378,764
Avantor, Inc.*	5,432	132,378
Baxter International, Inc.	2,877	114,936
Becton Dickinson and Co.	1,034	242,525
Biogen, Inc.*	683	184,314
BioMarin Pharmaceutical, Inc.*	1,285	127,973
Boston Scientific Corp.*	5,417	253,082
Bristol-Myers Squibb Co.	6,397	441,137
Cardinal Health, Inc.	965	73,060
Catalent, Inc.*	2,294	156,497
Centene Corp.*	1,245	85,158
Cigna Group	731	213,525
Cooper Cos., Inc.	386	126,210
CVS Health Corp.	4,216	352,205
Danaher Corp.	1,949	482,436
DaVita, Inc.*	192	15,794
Dexcom, Inc.*	1,725	191,492
Edwards Lifesciences Corp.*	2,655	213,568
Elevance Health, Inc.	577	271,000
Eli Lilly & Co.	2,394	745,061
Gilead Sciences, Inc.	4,129	332,508
HCA Healthcare, Inc.	514	125,133
Henry Schein, Inc.*	1,315	102,978
Hologic, Inc.*	1,700	135,388
Horizon Therapeutics PLC*	1,331	145,731
Humana, Inc.	314	155,436
IDEXX Laboratories, Inc.*	408	193,082
Illumina, Inc.*	819	163,145
Incyte Corp.*	1,556	119,781
Intuitive Surgical, Inc.*	1,189	272,745
IQVIA Holdings, Inc.*	458	95,479
Jazz Pharmaceuticals PLC*	668	93,787
Johnson & Johnson	7,423	1,137,649
Laboratory Corp. of America Holdings	202	48,351
McKesson Corp.	421	147,270
Medtronic PLC	4,341	359,435
Merck & Co., Inc.	6,984	741,980
Mettler-Toledo International, Inc.*	114	163,443
Moderna, Inc.*	1,296	179,898
Pfizer, Inc.	15,520	629,646
Quest Diagnostics, Inc.	281	38,879
Regeneron Pharmaceuticals, Inc.*	379	288,199
ResMed, Inc.	772	164,436
Royalty Pharma PLC, Class A	3,169	113,609
Seagen, Inc.*	987	177,354
STERIS PLC	696	130,869
Stryker Corp.	1,170	307,570
Teleflex, Inc.	463	110,301
Thermo Fisher Scientific, Inc.	1,113	602,979
UnitedHealth Group, Inc.	2,286	1,087,999
Veeva Systems, Inc., Class A*	381	63,116

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Vertex Pharmaceuticals, Inc.*	940	$272,873
Viatris, Inc.	10,161	115,835
Waters Corp.*	397	123,423
Zimmer Biomet Holdings, Inc.	1,206	149,387
Zoetis, Inc.	1,733	289,411

(Cost $16,138,496)		16,065,495

Industrials — 5.1%
A O Smith Corp.	265	17,392
C.H. Robinson Worldwide, Inc.	1,036	103,558
Carrier Global Corp.	3,928	176,878
Copart, Inc.*	2,554	179,955
CoStar Group, Inc.*	1,079	76,242
Deere & Co.	839	351,742
Delta Air Lines, Inc.*	3,511	134,612
Dover Corp.	842	126,216
Equifax, Inc.	330	66,835
Expeditors International of Washington, Inc.	1,107	115,748
Fastenal Co.	3,267	168,446
FedEx Corp.	990	201,188
JB Hunt Transport Services, Inc.	681	123,118
Johnson Controls International PLC	1,829	114,715
Masco Corp.	2,166	113,563
Old Dominion Freight Line, Inc.	549	186,254
Otis Worldwide Corp.	2,006	169,748
PACCAR, Inc.	1,713	123,678
Rollins, Inc.	789	27,773
Southwest Airlines Co.	3,484	116,993
Stanley Black & Decker, Inc.	1,375	117,714
Trane Technologies PLC	26	4,809
TransUnion	557	36,444
Uber Technologies, Inc.*	7,962	264,816
United Airlines Holdings, Inc.*	2,460	127,822
United Parcel Service, Inc., Class B	2,259	412,245
Verisk Analytics, Inc.	408	69,813
W.W. Grainger, Inc.	227	151,734
Waste Management, Inc.	1,556	233,026
Westinghouse Air Brake Technologies Corp.	890	92,854

(Cost $3,785,112)		4,205,931

Information Technology — 34.8%
Accenture PLC, Class A	1,634	433,909
Adobe, Inc.*	1,153	373,514
Advanced Micro Devices, Inc.*	5,259	413,252
Akamai Technologies, Inc.*	445	32,307
Amdocs Ltd.	350	32,064
Analog Devices, Inc.	1,777	326,026
Apple, Inc.	51,514	7,593,679
Applied Materials, Inc.	2,923	339,507
AppLovin Corp., Class A*	808	10,908
Arista Networks, Inc.*	1,349	187,106
Atlassian Corp., Class A*	407	66,882
Autodesk, Inc.*	567	112,657
Automatic Data Processing, Inc.	1,045	229,712
BILL Holdings, Inc.*	305	25,812

	Number of Shares	Value
Information Technology (Continued)
Block, Inc.*	1,405	$107,806
Broadcom, Inc.	1,157	687,594
Broadridge Financial Solutions, Inc.	281	39,559
Cadence Design Systems, Inc.*	712	137,373
CDW Corp.	345	69,835
Cisco Systems, Inc.	11,016	533,395
Cloudflare, Inc., Class A*	785	47,108
Cognizant Technology Solutions Corp., Class A	1,337	83,736
Corning, Inc.	4,211	142,963
Crowdstrike Holdings, Inc., Class A*	577	69,638
Datadog, Inc., Class A*	733	56,089
DocuSign, Inc.*	583	35,767
Enphase Energy, Inc.*	681	143,371
EPAM Systems, Inc.*	155	47,686
Fidelity National Information Services, Inc.	1,510	95,689
Fiserv, Inc.*	1,492	171,714
FleetCor Technologies, Inc.*	214	45,965
Fortinet, Inc.*	1,742	103,545
Gartner, Inc.*	192	62,940
Gen Digital, Inc.	1,635	31,899
Global Payments, Inc.	707	79,325
GLOBALFOUNDRIES, Inc.*	1,660	108,464
HP, Inc.	4,995	147,452
HubSpot, Inc.*	134	51,839
Intel Corp.	13,301	331,594
Intuit, Inc.	693	282,176
Keysight Technologies, Inc.*	948	151,642
KLA Corp.	576	218,523
Lam Research Corp.	537	260,987
Marvell Technology, Inc.	4,496	202,994
Mastercard, Inc., Class A	2,088	741,846
Microchip Technology, Inc.	2,537	205,573
Micron Technology, Inc.	4,217	243,827
Microsoft Corp.	24,957	6,224,775
MongoDB, Inc.*	195	40,856
Motorola Solutions, Inc.	754	198,159
NetApp, Inc.	1,942	125,356
NVIDIA Corp.	6,382	1,481,645
Okta, Inc.*	456	32,508
ON Semiconductor Corp.*	1,961	151,801
Oracle Corp.	3,858	337,189
Palantir Technologies, Inc., Class A*	5,359	42,015
Palo Alto Networks, Inc.*	766	144,291
Paychex, Inc.	840	92,736
Paycom Software, Inc.*	143	41,336
PayPal Holdings, Inc.*	2,856	210,202
QUALCOMM, Inc.	3,540	437,296
Salesforce, Inc.*	2,432	397,900
Seagate Technology Holdings PLC	1,851	119,501
ServiceNow, Inc.*	507	219,110
Skyworks Solutions, Inc.	1,309	146,045
Snowflake, Inc., Class A*	711	109,764
Splunk, Inc.*	454	46,535
SS&C Technologies Holdings, Inc.	582	34,163
Synopsys, Inc.*	382	138,956

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
TE Connectivity Ltd.	1,508	$191,999
Teradyne, Inc.	1,385	140,079
Texas Instruments, Inc.	2,744	470,459
Twilio, Inc., Class A*	529	35,554
Unity Software, Inc.*	950	28,918
VeriSign, Inc.*	264	51,963
Visa, Inc., Class A (a)	4,093	900,214
VMware, Inc., Class A*	620	68,281
Western Digital Corp.*	2,545	97,932
Workday, Inc., Class A*	535	99,226
Zoom Video Communications, Inc., Class A*	603	44,978
Zscaler, Inc.*	259	33,968

(Cost $27,675,555)		28,852,959

Materials — 2.1%
Ball Corp.	2,274	127,822
Corteva, Inc.	3,118	194,220
Ecolab, Inc.	1,171	186,622
FMC Corp.	1,007	130,054
International Flavors & Fragrances, Inc.	1,283	119,576
International Paper Co.	2,536	92,285
Martin Marietta Materials, Inc.	349	125,595
Mosaic Co.	2,174	115,635
Nucor Corp.	584	97,785
Packaging Corp. of America	810	110,743
PPG Industries, Inc.	1,172	154,774
Sherwin-Williams Co.	947	209,619
Southern Copper Corp.	1,528	112,598

(Cost $1,733,149)		1,777,328

Real Estate — 5.1%
Alexandria Real Estate Equities, Inc. REIT	1,004	150,379
American Tower Corp. REIT	1,544	305,727
AvalonBay Communities, Inc. REIT	884	152,508
Boston Properties, Inc. REIT	1,696	111,054
CBRE Group, Inc., Class A*	579	49,296
Crown Castle, Inc. REIT	1,683	220,052
Digital Realty Trust, Inc. REIT	1,554	161,973
Equinix, Inc. REIT	238	163,808
Equity Residential REIT	2,400	150,048
Essex Property Trust, Inc. REIT	575	131,135
Extra Space Storage, Inc. REIT	942	155,100
Healthpeak Properties, Inc. REIT	4,446	106,971
Invitation Homes, Inc. REIT	4,490	140,357
Iron Mountain, Inc. REIT	2,419	127,602
Mid-America Apartment Communities, Inc. REIT	854	136,725
Prologis, Inc. REIT	3,016	372,174
Public Storage REIT	697	208,368
Realty Income Corp. REIT	2,886	184,560
SBA Communications Corp. REIT	567	147,052
Simon Property Group, Inc. REIT	1,528	186,554
UDR, Inc. REIT	3,084	132,119
Ventas, Inc. REIT	2,861	139,188
VICI Properties, Inc. REIT	5,136	172,210
Welltower, Inc. REIT	2,448	181,446
Weyerhaeuser Co. REIT	4,346	135,813

	Number of Shares	Value
Real Estate (Continued)
WP Carey, Inc. REIT	1,627	$132,047

(Cost $4,604,228)		4,254,266

Utilities — 1.1%
American Water Works Co., Inc.	3,229	453,287
Edison International	6,894	456,452

(Cost $910,309)		909,739

TOTAL COMMON STOCKS (Cost $80,394,171)		82,588,866

EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 ETF	650	142,447
Vanguard S&P 500 ETF	290	105,592

TOTAL EXCHANGE-TRADED FUNDS (Cost $248,133)		248,039

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c) (Cost $5,245)	5,245	5,245

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b) (Cost $105,861)	105,861	105,861

TOTAL INVESTMENTS — 99.9% (Cost $80,753,410)		$82,948,011
Other assets and liabilities, net — 0.1%		68,454

NET ASSETS — 100.0%		$83,016,465

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 28, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c)
—	5,245	(d)	—	—	—	552	—	5,245	5,245

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b)
349,061	1,040,801		(1,284,001)	—	—	2,589	—	105,861	105,861

349,061	1,046,046		(1,284,001)	—	—	3,141	—	111,106	111,106

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $860,102, which is 1.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $874,009.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

REIT:	Real Estate Investment Trust

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
E-Mini S&P 500 ESG Futures	USD	1	$176,105	$173,400	3/17/2023	$(2,705)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$82,588,866	$—	$—	$82,588,866
Exchange-Traded Funds	248,039	—	—	248,039
Short-Term Investments (a)	111,106	—	—	111,106

TOTAL	$82,948,011	$—	$—	$82,948,011

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(2,705)	$—	$—	$(2,705)

TOTAL	$(2,705)	$—	$—	$(2,705)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	48

This Page is Intentionally Left Blank

49

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
Assets
Investment in non-affiliated securities at value	$475,988,308	$33,625,865	$24,889,559	$3,144,385,228
Investment in affiliated securities at value	—	—	9,270	—
Investment in DWS Government Money Market Series	651,954	14,154	25,543	6,721,465
Investment in DWS Government & Agency Securities Portfolio*	2,063,138	10,666	45,972	609,881
Foreign currency at value	233,012	57,562	26,119	—
Deposit with broker for futures contracts	66,658	9,964	1,803	697,300
Receivables:
Investment securities sold	—	67,673	202,648	11,357,561
Dividends	888,089	60,516	37,654	5,058,700
Interest	1,712	53	32	20,391
Securities lending income	7,198	29	114	5,425
Foreign tax reclaim	3,993	35,063	—	—

Total assets	$479,904,062	$33,881,545	$25,238,714	$3,168,855,951

Liabilities
Payable upon return of securities loaned	$2,063,138	$10,666	$45,972	$609,881
Payables:
Investment securities purchased	1,081	57,633	232,886	11,729,017
Investment advisory fees	57,618	3,695	4,079	223,647
Variation margin on futures contracts	11,355	30	307	32,720
Deferred foreign tax payable	572	—	181	—

Total liabilities	2,133,764	72,024	283,425	12,595,265

Net Assets, at value	$477,770,298	$33,809,521	$24,955,289	$3,156,260,686

Net Assets Consist of
Paid-in capital	$636,268,497	$34,446,635	$29,812,045	$2,835,973,319
Distributable earnings (loss)	(158,498,199)	(637,114)	(4,856,756)	320,287,367

Net Assets, at value	$477,770,298	$33,809,521	$24,955,289	$3,156,260,686

Number of Common Shares outstanding	18,400,001	1,250,001	1,050,001	87,100,001

Net Asset Value	$25.97	$27.05	$23.77	$36.24

Investment in non-affiliated securities at cost	$587,060,953	$32,979,333	$27,540,493	$2,802,448,966

Investment in affiliated securities at cost	$—	$—	$9,036	$—

Value of securities loaned	$3,607,863	$244,740	$55,935	$6,317,737

Investment in DWS Government Money Market Series at cost	$651,954	$14,154	$25,543	$6,721,465

Investment in DWS Government & Agency Securities Portfolio at cost*	$2,063,138	$10,666	$45,972	$609,881

Non-cash collateral for securities on loan	$2,413,724	$248,504	$17,199	$5,813,746

Foreign currency at cost	$249,447	$57,815	$57,700	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	50

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 28, 2023 (Unaudited)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Assets
Investment in non-affiliated securities at value	$82,836,905
Investment in DWS Government Money Market Series	105,861
Investment in DWS Government & Agency Securities Portfolio*	5,245
Deposit with broker for futures contracts	12,100
Receivables:
Dividends	104,604
Interest	459
Securities lending income	244

Total assets	$83,065,418

Liabilities
Payable upon return of securities loaned	$5,245
Payables:
Investment securities purchased	36,595
Investment advisory fees	6,513
Variation margin on futures contracts	600

Total liabilities	48,953

Net Assets, at value	$83,016,465

Net Assets Consist of
Paid-in capital	$80,103,704
Distributable earnings (loss)	2,912,761

Net Assets, at value	$83,016,465

Number of Common Shares outstanding	3,250,001

Net Asset Value	$25.54

Investment in non-affiliated securities at cost	$80,642,304

Value of securities loaned	$860,102

Investment in DWS Government Money Market Series at cost	$105,861

Investment in DWS Government & Agency Securities Portfolio at cost*	$5,245

Non-cash collateral for securities on loan	$874,009

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	51

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2023 (Unaudited)

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
Investment Income
Unaffiliated dividend income*	$4,961,431	$296,668	$275,323	$25,348,264
Income distributions from affiliated funds	36,153	574	1,402	129,922
Affiliated securities lending income	29,630	1,348	901	12,606
Unaffiliated securities lending income, net of borrower rebates	5,238	—	76	47,895

Total investment income	5,032,452	298,590	277,702	25,538,687

Expenses
Investment advisory fees	351,566	21,737	23,204	1,504,384
Other expenses	153	58	58	58

Total expenses	351,719	21,795	23,262	1,504,442

Less fees waived (see note 3):
Waiver	(753)	(12)	(35)	(152,924)

Net expenses	350,966	21,783	23,227	1,351,518

Net investment income (loss)	4,681,486	276,807	254,475	24,187,169

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(9,114,889)	(216,604)	(919,873)	(9,060,051)
Investments in affiliates	—	—	40	—
In-kind redemptions	—	—	4,986	39,538,060
Futures contracts	6,144	17,876	(4,967)	(516,512)
Foreign currency transactions	(22,032)	(2,650)	23,923	—

Net realized gain (loss)	(9,130,777)	(201,378)	(895,891)	29,961,497

Net change in unrealized appreciation (depreciation) on:
Investments***	(4,783,271)	3,699,253	374,345	4,558,824
Investments in affiliates	—	—	234	—
Futures contracts	(7,142)	9,696	1,915	(127,639)
Foreign currency translations	14,759	5,331	(31,353)	—

Net change in unrealized appreciation (depreciation)	(4,775,654)	3,714,280	345,141	4,431,185

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(13,906,431)	3,512,902	(550,750)	34,392,682

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,224,945)	$3,789,709	$(296,275)	$58,579,851

* Unaffiliated foreign tax withheld	$557,608	$29,634	$31,110	$11,603
** Including foreign taxes	$5,447	$—	$15,018	$—
*** Including (Net of) change in deferred foreign taxes	$280	$—	$(48,764)	$—

See Notes to Financial Statements.	52

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 28, 2023 (Unaudited)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Investment Income
Unaffiliated dividend income	$618,605
Income distributions from affiliated funds	2,589
Affiliated securities lending income	552
Unaffiliated securities lending income, net of borrower rebates	837

Total investment income	622,583

Expenses
Investment advisory fees	38,074
Other expenses	30

Total expenses	38,104

Less fees waived (see note 3):
Waiver	(49)

Net expenses	38,055

Net investment income (loss)	584,528

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(119,003)
In-kind redemptions	704,152
Futures contracts	(29,016)

Net realized gain (loss)	556,133

Net change in unrealized appreciation (depreciation) on:
Investments	629,918
Futures contracts	10,025

Net change in unrealized appreciation (depreciation)	639,943

Net realized and unrealized gain (loss) on investments and futures	1,196,076

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,780,604

See Notes to Financial Statements.	53

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF		Xtrackers MSCI EAFE ESG Leaders Equity ETF
	For the Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,681,486	$12,906,765	$276,807	$775,286
Net realized gain (loss)	(9,130,777)	(47,552,026)	(201,378)	(828,340)
Net change in net unrealized appreciation (depreciation)	(4,775,654)	(122,838,645)	3,714,280	(6,754,362)

Net increase (decrease) in net assets resulting from operations	(9,224,945)	(157,483,905)	3,789,709	(6,807,415)

Distributions to Shareholders	(8,145,496)	(9,660,140)	(259,600)	(738,856)

Fund Shares Transactions
Proceeds from shares sold	2,359,527	304,205,924	1,173,220	17,576,378
Value of shares redeemed	—	(140,382,770)	—	—

Net increase (decrease) in net assets resulting from fund share transactions	2,359,527	163,823,154	1,173,220	17,576,378

Total net increase (decrease) in Net Assets	(15,010,914)	(3,320,892)	4,703,329	10,030,106

Net Assets
Beginning of period	492,781,212	496,102,104	29,106,192	19,076,086

End of period	$477,770,298	$492,781,212	$33,809,521	$29,106,192

Changes in Shares Outstanding
Shares outstanding, beginning of period	18,300,001	14,300,001	1,200,001	600,001
Shares sold	100,000	9,050,000	50,000	600,000
Shares redeemed	—	(5,050,000)	—	—

Shares outstanding, end of period	18,400,001	18,300,001	1,250,001	1,200,001

See Notes to Financial Statements.	54

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF		Xtrackers MSCI USA ESG Leaders Equity ETF
	For the Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$254,475	$494,259	$24,187,169	$45,489,454
Net realized gain (loss)	(895,891)	(879,835)	29,961,497	502,947,305
Net change in net unrealized appreciation (depreciation)	345,141	(6,114,670)	4,431,185	(947,734,755)

Net increase (decrease) in net assets resulting from operations	(296,275)	(6,500,246)	58,579,851	(399,297,996)

Distributions to Shareholders	(218,284)	(519,666)	(24,522,543)	(45,094,920)

Fund Shares Transactions
Proceeds from shares sold	4,573,005	9,159,408	185,320,407	858,929,738
Value of shares redeemed	(2,277,610)	(4,168,383)	(122,808,833)	(1,244,247,484)

Net increase (decrease) in net assets resulting from fund share transactions	2,295,395	4,991,025	62,511,574	(385,317,746)

Total net increase (decrease) in Net Assets	1,780,836	(2,028,887)	96,568,882	(829,710,662)

Net Assets
Beginning of period	23,174,453	25,203,340	3,059,691,804	3,889,402,466

End of period	$24,955,289	$23,174,453	$3,156,260,686	$3,059,691,804

Changes in Shares Outstanding
Shares outstanding, beginning of period	950,001	750,001	85,300,001	92,850,001
Shares sold	200,000	350,000	5,250,000	21,800,000
Shares redeemed	(100,000)	(150,000)	(3,450,000)	(29,350,000)

Shares outstanding, end of period	1,050,001	950,001	87,100,001	85,300,001

See Notes to Financial Statements.	55

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Period June 28, 2022(1) to August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$584,528	$196,738
Net realized gain (loss)	556,133	830,386
Net change in net unrealized appreciation (depreciation)	639,943	1,551,953

Net increase (decrease) in net assets resulting from operations	1,780,604	2,579,077

Distributions to Shareholders	(593,761)	—

Fund Shares Transactions
Proceeds from shares sold	10,100,572	77,058,253
Value of shares redeemed	(3,908,386)	(3,999,919)

Net increase (decrease) in net assets resulting from fund share transactions	6,192,186	73,058,334

Total net increase (decrease) in Net Assets	7,379,029	75,637,411

Net Assets
Beginning of period	75,637,436	25

End of period	$83,016,465	$75,637,436

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,000,001	1
Shares sold	400,000	3,150,000
Shares redeemed	(150,000)	(150,000)

Shares outstanding, end of period	3,250,001	3,000,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	56

DBX ETF Trust

Financial Highlights

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Years Ended August 31,			Period Ended 8/31/2019(a)
			2022	2021	2020
Net Asset Value, beginning of period	$26.93		$34.69	$27.90	$25.42	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.25		0.70	0.57	0.68	0.60
Net realized and unrealized gain (loss)	(0.77)		(7.88)	6.86	2.53	0.27

Total from investment operations	(0.52)		(7.18)	7.43	3.21	0.87

Less distributions from:
Net investment income	(0.44)		(0.58)	(0.64)	(0.73)	(0.45)

Total distributions	(0.44)		(0.58)	(0.64)	(0.73)	(0.45)

Net Asset Value, end of period	$25.97		$26.93	$34.69	$27.90	$25.42

Total Return (%)(c)	(1.89	)**	(20.81)	26.80	12.74	3.44	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	478		493	496	8	8
Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.16	0.16	0.16	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.16	0.16	0.16	*
Ratio of net investment income (loss) (%)	2.00	*	2.30	1.97	2.61	3.17	*
Portfolio turnover rate (%)(d)	8	**	33	17	13	10	**

Xtrackers MSCI EAFE ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Years Ended August 31,			Period Ended 8/31/2019(e)
			2022	2021	2020
Net Asset Value, beginning of period	$24.26		$31.79	$25.96	$24.10	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.22		0.85	0.72	0.59	0.78
Net realized and unrealized gain (loss)	2.78		(7.57)	5.80	1.83	(1.01)

Total from investment operations	3.00		(6.72)	6.52	2.42	(0.23)

Less distributions from:
Net investment income	(0.21)		(0.81)	(0.69)	(0.56)	(0.66)
Net realized gains	—		—	—	—	(0.01)

Total distributions	(0.21)		(0.81)	(0.69)	(0.56)	(0.67)

Net Asset Value, end of period	$27.05		$24.26	$31.79	$25.96	$24.10

Total Return (%)(c)	12.41	**	(21.40)	25.28	10.12	(0.91	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	34		29	19	12	7
Ratio of expenses before fee waiver (%)	0.14	*	0.14	0.14	0.14	0.14	*
Ratio of expenses after fee waiver (%)	0.14	*	0.14	0.14	0.14	0.14	*
Ratio of net investment income (loss) (%)	1.78	*	3.04	2.45	2.39	3.25	*
Portfolio turnover rate (%)(d)	4	**	22	22	16	10	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period September 6, 2018 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	57

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Years Ended August 31,				Period Ended 8/31/2019(a)
			2022	2021	2020
Net Asset Value, beginning of period	$24.39		$33.60	$28.57	$24.70		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.26		0.64	0.49	0.86		0.50
Net realized and unrealized gain (loss)	(0.67)		(9.14)	4.77	4.07		(0.53)

Total from investment operations	(0.41)		(8.50)	5.26	4.93		(0.03)

Less distributions from:
Net investment income	(0.21)		(0.71)	(0.23)	(1.06)		(0.27)
Net realized gains	—		—	—	(0.00	)(c)	—

Total distributions	(0.21)		(0.71)	(0.23)	(1.06)		(0.27)

Net Asset Value, end of period	$23.77		$24.39	$33.60	$28.57		$24.70

Total Return (%)(d)	(1.67	)**	(25.55)	18.43	20.32		(0.17	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	25		23	25	9		7
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20	0.20		0.20	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20	0.20		0.20	*
Ratio of net investment income (loss) (%)	2.20	*	2.22	1.48	3.38		2.68	*
Portfolio turnover rate (%)(e)	10	**	24	26	17		16	**

Xtrackers MSCI USA ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Years Ended August 31,				Period Ended 8/31/2019(f)
			2022	2021	2020
Net Asset Value, beginning of period	$35.87		$41.89	$31.84	$26.69		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.28		0.53	0.50	0.51		0.24
Net realized and unrealized gain (loss)	0.38		(6.04)	10.05	5.10		1.57

Total from investment operations	0.66		(5.51)	10.55	5.61		1.81

Less distributions from:
Net investment income	(0.29)		(0.51)	(0.50)	(0.46)		(0.12)

Total distributions	(0.29)		(0.51)	(0.50)	(0.46)		(0.12)

Net Asset Value, end of period	$36.24		$35.87	$41.89	$31.84		$26.69

Total Return (%)(d)	1.86	**	(13.29)	33.48	21.42		7.23	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3,156		3,060	3,889	2,666		1,341
Ratio of expenses before fee waiver (%)	0.10	*	0.10	0.10	0.10		0.10	*
Ratio of expenses after fee waiver (%)	0.09	*	0.09	0.09	0.09		0.10	*
Ratio of net investment income (loss) (%)	1.61	*	1.32	1.39	1.83		1.89	*
Portfolio turnover rate (%)(e)	1	**	6	12	9		5	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	For the period March 7, 2019 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	58

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Period Ended 8/31/2022(a)
Net Asset Value, beginning of period	$25.21		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.19		0.07
Net realized and unrealized gain (loss)	0.33		0.14

Total from investment operations	0.52		0.21

Less distributions from:
Net investment income	(0.19)		—
Net realized gains	(0.00	)(c)	—

Total distributions	(0.19)		—

Net Asset Value, end of period	$25.54		$25.21

Total Return (%)(d)	2.11	**	0.84	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	83		76
Ratio of expenses before fee waiver (%)	0.10	*	0.10	*
Ratio of expenses after fee waiver (%)	0.10	*	0.10	*
Ratio of net investment income (loss) (%)	1.54	*	1.50	*
Portfolio turnover rate (%)(e)	4	**	11	**

(a)	For the period June 28, 2022 (commencement of operations) through August 31, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	59

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2023, the Trust consists of thirty-eight investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Xtrackers MSCI EAFE ESG Leaders Equity ETF

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Xtrackers MSCI USA ESG Leaders Equity ETF

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR
Xtrackers MSCI EAFE ESG Leaders Equity ETF	MSCI EAFE ESG Leaders Index
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	MSCI Emerging Markets ESG Leaders Index
Xtrackers MSCI USA ESG Leaders Equity ETF	MSCI USA ESG Leaders Index
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Solactive ISS ESG United States Net Zero Pathway Enhanced Index

The Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Under-lying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI EAFE ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI Emerging Markets ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

60

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

MSCI USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies in the U.S market. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

Solactive ISS ESG United States Net Zero Pathway Enhanced Index is comprised of large and mid-capitalization companies in the United States that meet certain ESG criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August. The fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

61

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Notes to Financial Statements (Unaudited) (Continued)

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF and Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF to pay out dividends from its net investment income, if any, to investors semi-annually. It is the policy of Xtrackers MSCI USA ESG Leaders Equity ETF, and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The

62

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2023, the Funds did not incur any interest or penalties.

At August 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$35,935,999	$403,120	$36,339,119
Xtrackers MSCI EAFE ESG Leaders Equity ETF	313,618	409,341	722,959
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	483,759	617,549	1,101,308
Xtrackers MSCI USA ESG Leaders Equity ETF	9,242,769	23,824,243	33,067,012

As of August 31, 2022, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$602,132,890	$(109,419,520)	$16,251,105	$(125,670,625)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	32,501,513	(3,523,038)	671,408	(4,194,446)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	26,074,692	(3,283,405)	1,207,289	(4,490,694)
Xtrackers MSCI USA ESG Leaders Equity ETF	2,744,831,492	310,584,395	436,242,789	(125,658,394)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	74,006,257	1,520,008	3,249,343	(1,729,335)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes

63

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of February 28, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2023, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of February 28, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2023, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2023

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Common Stocks	$2,063,138	$—	$28,566	$2,385,158	$4,476,862

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$4,476,862

Xtrackers MSCI EAFE ESG Leaders Equity ETF
Common Stocks	$10,666	$1,566	$747	$246,191	$259,170

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$259,170

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Remaining Contractual Maturity of the Agreements, as of February 28, 2023

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Common Stocks	$45,972	$—	$—	$17,199	$63,171

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$63,171

Xtrackers MSCI USA ESG Leaders Equity ETF
Common Stocks	$609,881	$—	$119,081	$5,694,666	$6,423,628

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$6,423,628

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Common Stocks	$5,245	$—	$29,817	$844,192	$879,254

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$879,254

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2023, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 28, 2023 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$49,287

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	Asset Derivatives		Liability Derivatives
Xtrackers MSCI EAFE ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$7,108	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$520
Xtrackers MSCI USA ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$26,510	Unrealized depreciation on futures contracts*	$209,618
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$2,705

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$6,144
Xtrackers MSCI EAFE ESG Leaders Equity ETF	17,876
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	(4,967)
Xtrackers MSCI USA ESG Leaders Equity ETF	(516,512)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	(29,016)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$(7,142)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	9,696
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	1,915
Xtrackers MSCI USA ESG Leaders Equity ETF	(127,639)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	10,025

For the period ended February 28, 2023 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$3,187,696
Xtrackers MSCI EAFE ESG Leaders Equity ETF	190,120
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	61,577
Xtrackers MSCI USA ESG Leaders Equity ETF	9,800,640
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	195,853

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated

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money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	0.15%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	0.14%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	0.20%
Xtrackers MSCI USA ESG Leaders Equity ETF	0.10%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	0.10%

The Advisor for the Xtrackers MSCI USA ESG Leaders Equity ETF has voluntarily elected to waive its fees and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at nine basis points of the Fund’s average daily net assets. Any voluntary waiver or reimbursement implemented by the Advisor may be eliminated by the Advisor at any time. For the period ended February 28, 2023, the Advisor waived $150,438 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 28, 2023, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$753
Xtrackers MSCI EAFE ESG Leaders Equity ETF	12
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	35
Xtrackers MSCI USA ESG Leaders Equity ETF	2,486
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	49

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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4. Investment Portfolio Transactions

For the period ended February 28, 2023, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$37,398,994	$37,476,770
Xtrackers MSCI EAFE ESG Leaders Equity ETF	1,269,607	1,088,846
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	5,122,368	2,265,880
Xtrackers MSCI USA ESG Leaders Equity ETF	30,228,050	29,616,940
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	3,232,567	2,964,933

For the period ended February 28, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$470,446	$—
Xtrackers MSCI EAFE ESG Leaders Equity ETF	1,124,337	—
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	851,332	982,966
Xtrackers MSCI USA ESG Leaders Equity ETF	185,288,258	122,810,385
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	10,100,787	3,910,957

5. Fund Share Transactions

As of February 28, 2023, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Funds’ investments, even beyond any direct exposure the Funds may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price

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volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership; custody risks associated with investing through Shanghai — Hong Kong and Shenzhen — Hong Kong Stock Connect programs, Renminbi Qualified Foreign Institutional Investor program or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; and different and less stringent financial reporting standards. In addition, in June 2021, President Biden issued an executive order (“CMIC Order”) prohibiting U.S. persons, including the Funds, from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or designed to provide exposure to, such securities) of any Chinese company identified as a “Chinese Military-Industrial Complex Company” (“CMIC”). This prohibition, effective August 2, 2021, expands on similar sanctions imposed by the prior administration on certain designated Chinese military companies (“CCMCs”) that took effect in January 2021. To the extent that any company in an Underlying Index is identified as a CMIC at any time (or was previously designated as a CCMC), it may have material adverse effect on a fund’s ability to track its Underlying Index.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at February 28, 2023.

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Liquidity Risk Management (Unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (the “Advisor”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). The Advisor has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of the Advisor that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

In February 2023, as required by the Program and the Liquidity Rule, the Advisor provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did experience a temporary breach of the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The breach was caused by the temporary reclassification of Chinese securities as illiquid due to an extended Chinese and Taiwan holiday market closure in January/February 2022. The temporary reclassification of Chinese securities caused the Fund to exceed the 15% limit on illiquid investments. Because The Fund was inadvertently omitted from a notification to the Fund’s board of the anticipated extended holiday closure before the start of the holiday closure, a filing on Form N-RN was required. Because the holiday closure was anticipated in advance, no actions were needed to rebalance the Fund’s portfolio. Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, the Advisor stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. The Advisor also reported that there were no material changes made to the Program during the Reporting Period.

Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

In February 2023, as required by the Program and the Liquidity Rule, the Advisor provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, your Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, the Advisor stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. The Advisor also reported that there were no material changes made to the Program during the Reporting Period.

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Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

In February 2023, as required by the Program and the Liquidity Rule, the Advisor provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did experience a temporary breach of the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The breach was caused by the temporary reclassification of Chinese securities as illiquid due to an extended Chinese and Taiwan holiday market closure in January/February 2022. The temporary reclassification of Chinese securities caused the Fund to exceed the 15% limit on illiquid investments. Because a notification to the Fund’s board of the anticipated extended holiday closure was made before the start of the holiday closure no filing on Form N-RN was required. Also, because the holiday closure was anticipated in advance, no actions were needed to rebalance the Fund’s portfolio. Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, the Advisor stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. The Advisor also reported that there were no material changes made to the Program during the Reporting Period.

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Board Considerations in Approval of Investment Advisory

Contracts (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, and Xtrackers MSCI USA ESG Leaders Equity ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 15-16, 2023 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, and Xtrackers MSCI USA ESG Leaders Equity ETF, (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 13, 2023 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held on February 15 and February 16, 2023.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the

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Contracts (Unaudited) (Continued)

preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

74

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e.,at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

75

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in a Fund’s investment strategy does not guarantee a return or protect against loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not follow a carbon reduction strategy. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. EMSG and USNZ are currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security and the Fund excludes it, the Fund’s tracking error may increase and the performance of the Fund and Underlying Index may diverge.

Environmental, social and governance (ESG) criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employee, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

EMCR and USNZ (the “Funds”) are not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding advisability of investing in funds generally or in these Funds particularly or the ability of the Underlying Indexes to track general stock market performance. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. The prospectus contains a more detailed description of the limited relationship Solactive has with DBX Advisors LLC and any related funds.

Copyright © 2023 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-094866-1 (4/23) DBX005477 (4/24)

February 28, 2023

Semi-Annual Report

DBX ETF Trust

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P 500 Growth ESG ETF (SNPG)

Xtrackers S&P 500 Value ESG ETF (SNPV)

Xtrackers S&P ESG Dividend Aristocrats ETF (SNPD)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this semi-annual report on six of our equity ETFs tracking the environmental, social, and governance (ESG) market for the period ended February 28, 2023.

The global economy showed signs of recovery during the reporting period on cooling inflation, a robust job market, and declining energy prices. Driven by slowing inflation in the U.S., central banks across developed countries announced slower rate hikes in their fight against rising prices. While central banks readjusted their stance again by revising the possible peak level for lending rates, the Bank of Japan continued to hold an accommodative stance on monetary policy in its push to solidify the economic recovery. While the Russia-Ukraine war continued, concerns of an energy crisis in Europe were largely abated as winter was not as cold as expected. In early 2023, developing markets continue to rally, even though inflation numbers seem primed to stay resolute.

U.S. equities wobbled through the period on high inflation levels and the consequent rate hikes by the U.S. Federal Reserve (Fed). Multiple rate hikes by the Fed slowed inflation; however, it remained at its highest in decades, denting market expectations of further slowdown in rate hikes. Furthermore, a growing realization that the rate hikes by the Fed have not had much of an impact in taming inflation, weighed on investor sentiment. Meanwhile, the U.S. economy expanded at a healthy pace in Q4 2022 despite looming fears of a recession. By February 2023, the unemployment rate had dipped to its lowest level in 53 years.

ESG policy faced headwinds in 2022, with ESG-focused investment strategies having a mixed performance during the reporting period. Volatility in the energy sector took its toll. However, as the uncertainty around natural gas and energy waned, sustainability-centered investments picked up pace towards the end of the period. A new global climate pact was agreed upon at the COP27 summit in November 2022; this includes a commitment by richer nations to allocate funds to developing nations to help them recover from economic losses due to the impact of climate change.

Commitments from policymakers for 2023 could fuel investment in sustainable technology and infrastructure for the next decade. The Biden administration passed the landmark Inflation Reduction Act, allocating about USD 369 billion to clean energy and decarbonization projects, as well as clean energy tax credits, aiming to reduce U.S. carbon emissions by around 40% by 2030. The EU also outlined plans under the REPowerEU proposal to source 45% of its energy mix from renewables and save 13% of energy consumption through increased efficiency. At the United Nations COP15 biodiversity conference, negotiators struck an agreement (known as the “30x30” initiative) to safeguard 30% of land and water considered vital for biodiversity by 2030.

We believe 2023 will be a year of tackling uncertainties that can plague the investment environment including inflation rates, interest rate hikes, changing economic growth prospects, and geopolitical developments. Although there is a chance of a recession in 2023, we believe it will be shallow and mild, given the absence of structural imbalances in the economy. However, as demand for better reporting and climate-conscious investing grows, ESG-focused funds should continue to attract investor interest. In this environment, being cognizant of multiple headwinds will be critical in 2023.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P 500 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500 Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2023 (35.6% of Net Assets)

Description	% of Net Assets
Apple, Inc.	9.2%
Microsoft Corp.	7.8%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.5%
NVIDIA Corp.	2.4%
Exxon Mobil Corp.	1.9%
UnitedHealth Group, Inc.	1.9%
JPMorgan Chase & Co.	1.8%
Visa, Inc.	1.5%
Procter & Gamble Co.	1.4%

Sector Diversification* as of February 28, 2023

Information Technology	30.5%
Health Care	15.5%
Financials	11.7%
Consumer Discretionary	8.8%
Communication Services	7.6%
Consumer Staples	6.8%
Industrials	6.8%
Energy	5.2%
Materials	2.8%
Real Estate	2.7%
Utilities	1.6%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 9.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P Growth ESG ETF (SNPG)

Xtrackers S&P 500 Growth ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 Growth ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Growth Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2023 (59.5% of Net Assets)

Description	% of Net Assets
Apple, Inc.	9.6%
Microsoft Corp.	9.3%
Alphabet, Inc.	8.2%
NVIDIA Corp.	7.4%
UnitedHealth Group, Inc.	5.7%
Amazon.com, Inc.	4.9%
Visa, Inc.	4.6%
AbbVie, Inc.	3.5%
Eli Lilly & Co.	3.2%
PepsiCo, Inc.	3.1%

Sector Diversification* as of February 28, 2023

Information Technology	40.2%
Health Care	22.6%
Consumer Discretionary	9.1%
Communication Services	8.2%
Consumer Staples	5.4%
Industrials	4.3%
Materials	3.3%
Financials	3.2%
Energy	2.6%
Real Estate	1.1%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 14.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P Value ESG ETF (SNPV)

Xtrackers S&P 500 Value ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 Value ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Value Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2023 (21.2% of Net Assets)

Description	% of Net Assets
JPMorgan Chase & Co.	4.4%
Bank of America Corp.	2.5%
Walmart, Inc.	2.1%
Cisco Systems, Inc.	2.1%
Walt Disney Co.	1.9%
Salesforce, Inc.	1.7%
Verizon Communications, Inc.	1.7%
Comcast Corp.	1.7%
NIKE, Inc.	1.6%
Procter & Gamble Co.	1.5%

Sector Diversification* as of February 28, 2023

Financials	23.5%
Information Technology	13.2%
Industrials	12.1%
Consumer Discretionary	10.0%
Health Care	8.8%
Consumer Staples	8.6%
Communication Services	8.1%
Real Estate	5.8%
Utilities	3.8%
Materials	3.3%
Energy	2.8%

Total	100.0%

* As a percent of total investments excluding exchange- traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 16.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P ESG Dividend Aristocrats ETF (SNPD)

Xtrackers S&P ESG Dividend Aristocrats ETF (the “Fund”) using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P ESG High Yield Dividend Aristocrats Index (the “Underlying Index”). The Underlying Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats Index measures the performance of companies within the S&P Composite 1500 Index that have followed a policy of consistently increasing dividends every year for at least 20 years. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2023 (23.1% of Net Assets)

Description	% of Net Assets
Walgreens Boots Alliance, Inc.	2.8%
Franklin Resources, Inc.	2.5%
Essex Property Trust, Inc. REIT	2.4%
International Business Machines Corp.	2.4%
Stanley Black & Decker, Inc.	2.3%
Federal Realty Investment Trust REIT	2.3%
T. Rowe Price Group, Inc.	2.3%
Amcor PLC	2.1%
AbbVie, Inc.	2.0%
Medtronic PLC	2.0%

Sector Diversification* as of February 28, 2023

Consumer Staples	20.2%
Industrials	17.6%
Materials	12.7%
Financials	12.6%
Consumer Discretionary	9.1%
Health Care	7.4%
Utilities	6.4%
Information Technology	5.4%
Real Estate	4.8%
Energy	3.3%
Communication Services	0.5%

Total	100.0%

* As a percent of total investments excluding exchange- traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P MidCap 400 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P MidCap 400 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2023 (9.0% of Net Assets)

Description	% of Net Assets
Fair Isaac Corp.	1.2%
iShares ESG Screened S&P Mid-Cap ETF	1.0%
Axon Enterprise, Inc.	0.9%
Hubbell, Inc.	0.9%
Carlisle Cos., Inc.	0.9%
First Horizon Corp.	0.9%
AECOM	0.8%
Graco, Inc.	0.8%
Toro Co.	0.8%
Five Below, Inc.	0.8%

Sector Diversification* as of February 28, 2023

Industrials	22.0%
Consumer Discretionary	16.7%
Financials	16.6%
Information Technology	12.3%
Health Care	9.3%
Real Estate	7.7%
Materials	6.4%
Consumer Staples	3.0%
Energy	2.3%
Utilities	2.2%
Communication Services	1.5%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 22.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE)

Xtrackers S&P SmallCap 600 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P SmallCap 600 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2023 (7.9% of Net Assets)

Description	% of Net Assets
Applied Industrial Technologies, Inc.	0.9%
SPS Commerce, Inc.*	0.9%
Comfort Systems USA, Inc.	0.9%
Asbury Automotive Group, Inc.*	0.8%
Ensign Group, Inc.	0.8%
Rambus, Inc.*	0.8%
Fabrinet*	0.7%
Helmerich & Payne, Inc.	0.7%
Axcelis Technologies, Inc.*	0.7%
Livent Corp.*	0.7%

Sector Diversification* as of February 28, 2023

Financials	20.1%
Industrials	16.7%
Information Technology	14.9%
Consumer Discretionary	13.3%
Health Care	10.5%
Real Estate	6.7%
Materials	5.7%
Consumer Staples	5.0%
Energy	4.0%
Utilities	1.8%
Communication Services	1.3%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 26.

7

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023) except Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF and Xtrackers S&P ESG Dividend Aristocrats ETS which is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to February 28, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers S&P 500 ESG ETF
Actual	$1,000.00	$1,012.70	0.10%	$0.50
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.10%	$0.50
Xtrackers S&P 500 Growth ESG ETF
Actual (2)	$1,000.00	$1,061.70	0.15%	$0.47
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	0.15%	$0.46
Xtrackers S&P 500 Value ESG ETF
Actual (2)	$1,000.00	$1,028.70	0.15%	$0.47
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	0.15%	$0.46
Xtrackers S&P ESG Dividend Aristocrats ETF
Actual (2)	$1,000.00	$1,009.40	0.15%	$0.46
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	0.15%	$0.46
Xtrackers S&P MidCap 400 ESG ETF
Actual	$1,000.00	$1,092.70	0.15%	$0.78
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.75
Xtrackers S&P SmallCap 600 ESG ETF
Actual	$1,000.00	$1,063.60	0.15%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.75

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

(2) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 112 (the number of days in the period November 9, 2022 (commencement of operations) to February 28, 2023), then divided by 365.

8

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.5%
Communication Services — 7.5%
Alphabet, Inc., Class A*	160,729	$14,475,254
Alphabet, Inc., Class C*	142,554	12,872,626
AT&T, Inc.	192,103	3,632,668
Charter Communications, Inc., Class A*	2,985	1,097,316
Comcast Corp., Class A	116,509	4,330,639
Electronic Arts, Inc.	7,061	783,347
Interpublic Group of Cos., Inc.	10,432	370,753
Omnicom Group, Inc.	5,740	519,872
Take-Two Interactive Software, Inc.*	4,165	456,276
Verizon Communications, Inc.	113,490	4,404,547
Walt Disney Co.*	49,192	4,900,015
Warner Bros Discovery, Inc.*	58,619	915,629

(Cost $69,266,361)		48,758,942

Consumer Discretionary — 8.8%
Amazon.com, Inc.*	239,257	22,545,187
Aptiv PLC*	7,272	845,588
Best Buy Co., Inc.	5,397	448,545
BorgWarner, Inc.	6,398	321,692
Caesars Entertainment, Inc.*	5,685	288,571
Darden Restaurants, Inc.	3,405	486,881
Dollar Tree, Inc.*	5,633	818,362
eBay, Inc.	14,928	685,195
Etsy, Inc.*	3,417	414,858
Expedia Group, Inc.*	4,014	437,406
Ford Motor Co.	106,991	1,291,381
General Motors Co.	38,503	1,491,606
Hasbro, Inc.	3,452	189,895
Hilton Worldwide Holdings, Inc.	7,381	1,066,628
Las Vegas Sands Corp.*	8,822	507,000
Lowe’s Cos., Inc.	16,667	3,429,235
Marriott International, Inc., Class A	7,331	1,240,699
McDonald’s Corp.	19,810	5,228,057
MGM Resorts International	8,339	358,660
Mohawk Industries, Inc.*	1,487	152,938
Newell Brands, Inc.	10,087	148,178
NIKE, Inc., Class B	33,841	4,019,972
PulteGroup, Inc.	6,614	361,587
Ralph Lauren Corp.	1,259	148,801
Royal Caribbean Cruises Ltd.*	5,860	413,950
Starbucks Corp.	30,761	3,140,391
Tapestry, Inc.	7,014	305,179
Target Corp.	12,339	2,079,122
TJX Cos., Inc.	31,601	2,420,637
VF Corp.	8,524	211,566
Whirlpool Corp.	1,589	219,250
Yum! Brands, Inc.	7,602	966,670

(Cost $75,862,825)		56,683,687

Consumer Staples — 6.8%
Archer-Daniels-Midland Co.	14,853	1,182,299
Brown-Forman Corp., Class B	4,896	317,604
Campbell Soup Co.	5,372	282,137
Coca-Cola Co.	104,945	6,245,277
Colgate-Palmolive Co.	22,281	1,633,197

	Number of Shares	Value
Consumer Staples (Continued)
Conagra Brands, Inc.	12,656	$460,805
Constellation Brands, Inc., Class A	4,351	973,319
Estee Lauder Cos., Inc., Class A	6,213	1,510,070
General Mills, Inc.	15,989	1,271,285
Hershey Co.	3,936	938,028
Hormel Foods Corp.	7,742	343,590
J M Smucker Co.	2,912	430,656
Kellogg Co.	7,081	466,921
Kraft Heinz Co.	21,365	831,953
Kroger Co.	17,751	765,778
McCormick & Co., Inc.	6,653	494,451
Molson Coors Beverage Co., Class B	5,046	268,397
Mondelez International, Inc., Class A	36,736	2,394,452
PepsiCo, Inc.	37,223	6,459,307
Procter & Gamble Co.	63,972	8,799,988
Sysco Corp.	13,468	1,004,309
Tyson Foods, Inc., Class A	7,776	460,650
Walgreens Boots Alliance, Inc.	19,085	678,090
Walmart, Inc.	38,209	5,430,645

(Cost $44,769,706)		43,643,208

Energy — 5.2%
APA Corp.	9,015	345,996
Baker Hughes Co.	27,384	837,950
ConocoPhillips	33,626	3,475,247
Devon Energy Corp.	17,592	948,561
EOG Resources, Inc.	15,627	1,766,164
Exxon Mobil Corp.	110,953	12,194,844
Halliburton Co.	24,621	892,019
Hess Corp.	7,294	982,502
Kinder Morgan, Inc.	53,341	909,997
Marathon Oil Corp.	17,055	428,933
Marathon Petroleum Corp.	12,639	1,562,180
Occidental Petroleum Corp.	19,983	1,170,204
ONEOK, Inc.	11,695	765,438
Phillips 66	12,967	1,329,896
Pioneer Natural Resources Co.	6,377	1,278,015
Schlumberger NV	38,307	2,038,315
Valero Energy Corp.	10,386	1,368,148
Williams Cos., Inc.	33,295	1,002,180

(Cost $27,299,449)		33,296,589

Financials — 11.7%
Aflac, Inc.	15,184	1,034,790
Allstate Corp.	7,141	919,618
American Express Co.	16,020	2,787,320
American International Group, Inc.	19,866	1,214,011
Ameriprise Financial, Inc.	2,966	1,016,952
Assurant, Inc.	1,527	194,525
Bank of America Corp.	188,310	6,459,033
Bank of New York Mellon Corp.	19,632	998,876
BlackRock, Inc.	4,056	2,796,328
Capital One Financial Corp.	10,482	1,143,377
Cboe Global Markets, Inc.	2,791	352,140
Charles Schwab Corp.	41,296	3,217,784
Chubb Ltd.	11,198	2,363,002
Cincinnati Financial Corp.	4,002	483,041

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Citigroup, Inc.	51,768	$2,624,120
CME Group, Inc.	9,581	1,775,934
Comerica, Inc.	3,414	239,321
Discover Financial Services	7,312	818,944
FactSet Research Systems, Inc.	1,000	414,550
Fifth Third Bancorp	18,329	665,343
Franklin Resources, Inc.	7,378	217,430
Globe Life, Inc.	2,375	289,014
Goldman Sachs Group, Inc.	9,123	3,208,103
Hartford Financial Services Group, Inc.	8,969	702,093
Intercontinental Exchange, Inc.	14,969	1,523,844
Invesco Ltd.	12,171	214,940
JPMorgan Chase & Co.	78,959	11,318,773
KeyCorp	24,521	448,489
Lincoln National Corp.	4,406	139,758
MarketAxess Holdings, Inc.	989	337,694
Marsh & McLennan Cos., Inc.	13,413	2,174,784
MetLife, Inc.	17,635	1,264,959
Moody’s Corp.	4,300	1,247,645
Morgan Stanley	35,435	3,419,478
MSCI, Inc.	2,147	1,121,056
Nasdaq, Inc.	9,074	508,688
Northern Trust Corp.	5,539	527,701
PNC Financial Services Group, Inc.	10,920	1,724,486
Principal Financial Group, Inc.	6,016	538,793
Prudential Financial, Inc.	9,917	991,700
Raymond James Financial, Inc.	5,219	566,053
Regions Financial Corp.	25,589	596,735
S&P Global, Inc.	8,994	3,068,753
State Street Corp.	9,747	864,364
Synchrony Financial	11,935	426,199
T. Rowe Price Group, Inc.	6,107	685,694
Travelers Cos., Inc.	6,370	1,179,214
Truist Financial Corp.	35,584	1,670,669
US Bancorp	36,010	1,718,757
W R Berkley Corp.	5,563	368,215
Willis Towers Watson PLC	2,987	700,033

(Cost $78,524,630)		75,283,123

Health Care — 15.4%
Abbott Laboratories	46,873	4,767,922
AbbVie, Inc.	47,636	7,331,180
Agilent Technologies, Inc.	7,970	1,131,501
AmerisourceBergen Corp.	4,376	680,731
Amgen, Inc.	14,338	3,321,541
Baxter International, Inc.	13,491	538,965
Becton Dickinson and Co.	7,727	1,812,368
Biogen, Inc.*	3,849	1,038,691
Bio-Rad Laboratories, Inc., Class A*	534	255,167
Boston Scientific Corp.*	38,742	1,810,026
Bristol-Myers Squibb Co.	57,248	3,947,822
Cardinal Health, Inc.	7,356	556,923
Catalent, Inc.*	4,794	327,047
Centene Corp.*	15,575	1,065,330
Charles River Laboratories International, Inc.*	1,344	294,793
Cigna Group	8,162	2,384,120

	Number of Shares	Value
Health Care (Continued)
CVS Health Corp.	35,171	$2,938,185
DaVita, Inc.*	1,619	133,179
Edwards Lifesciences Corp.*	16,685	1,342,141
Elevance Health, Inc.	6,428	3,019,039
Eli Lilly & Co.	21,233	6,608,134
Gilead Sciences, Inc.	33,982	2,736,570
Henry Schein, Inc.*	3,573	279,802
Hologic, Inc.*	6,647	529,367
Humana, Inc.	3,420	1,692,968
IDEXX Laboratories, Inc.*	2,266	1,072,362
Illumina, Inc.*	4,267	849,986
Laboratory Corp. of America Holdings	2,418	578,773
McKesson Corp.	3,869	1,353,415
Medtronic PLC	35,634	2,950,495
Merck & Co., Inc.	68,235	7,249,286
Mettler-Toledo International, Inc.*	583	835,853
Moderna, Inc.*	9,032	1,253,732
Organon & Co.	6,848	167,708
PerkinElmer, Inc.	3,411	424,908
Pfizer, Inc.	151,196	6,134,022
Quest Diagnostics, Inc.	3,230	446,903
Regeneron Pharmaceuticals, Inc.*	2,894	2,200,656
Thermo Fisher Scientific, Inc.	10,586	5,735,071
UnitedHealth Group, Inc.	25,154	11,971,795
Vertex Pharmaceuticals, Inc.*	6,869	1,994,002
Viatris, Inc.	32,113	366,088
Waters Corp.*	1,618	503,020
West Pharmaceutical Services, Inc.	1,981	628,036
Zoetis, Inc.	12,619	2,107,373

(Cost $101,591,042)		99,366,996

Industrials — 6.7%
American Airlines Group, Inc.*	17,374	277,637
Carrier Global Corp.	22,839	1,028,440
Caterpillar, Inc.	13,963	3,344,837
Cintas Corp.	2,334	1,023,389
CSX Corp.	57,436	1,751,224
Cummins, Inc.	3,781	919,085
Deere & Co.	7,408	3,105,730
Dover Corp.	3,781	566,772
Eaton Corp. PLC	10,612	1,856,357
Emerson Electric Co.	15,748	1,302,517
Fastenal Co.	15,269	787,270
FedEx Corp.	6,454	1,311,582
Fortive Corp.	9,328	621,804
Generac Holdings, Inc.*	1,657	198,857
General Electric Co.	29,142	2,468,619
IDEX Corp.	1,988	447,260
Illinois Tool Works, Inc.	7,609	1,774,114
Ingersoll Rand, Inc.	10,818	628,201
JB Hunt Transport Services, Inc.	2,256	407,862
Johnson Controls International PLC	18,572	1,164,836
Nordson Corp.	1,465	321,773
Otis Worldwide Corp.	11,325	958,322
PACCAR, Inc.	13,682	987,840
Parker-Hannifin Corp.	3,410	1,199,809
Pentair PLC	4,352	243,451

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Republic Services, Inc.	5,493	$708,212
Robert Half International, Inc.	2,911	234,685
Rockwell Automation, Inc.	3,056	901,306
Snap-on, Inc.	1,378	342,681
Stanley Black & Decker, Inc.	4,267	365,298
Trane Technologies PLC	6,293	1,164,016
Union Pacific Corp.	16,498	3,419,705
United Parcel Service, Inc., Class B	19,584	3,573,884
United Rentals, Inc.	1,957	916,913
Verisk Analytics, Inc.	4,243	726,020
Waste Management, Inc.	10,252	1,535,340
Westinghouse Air Brake Technologies Corp.	5,042	526,032
Xylem, Inc.	4,716	484,097

(Cost $43,243,344)		43,595,777

Information Technology — 30.3%
Adobe, Inc.*	12,487	4,045,164
Advanced Micro Devices, Inc.*	43,344	3,405,971
ANSYS, Inc.*	2,337	709,537
Apple, Inc.	403,077	59,417,581
Applied Materials, Inc.	23,085	2,681,323
Arista Networks, Inc.*	6,656	923,187
Autodesk, Inc.*	5,870	1,166,310
CDW Corp.	3,622	733,165
Cisco Systems, Inc.	110,717	5,360,917
Corning, Inc.	19,803	672,312
Gen Digital, Inc.	15,231	297,157
Hewlett Packard Enterprise Co.	34,741	542,307
HP, Inc.	24,301	717,366
Intel Corp.	110,746	2,760,898
Intuit, Inc.	7,606	3,097,011
Juniper Networks, Inc.	8,595	264,554
Keysight Technologies, Inc.*	4,864	778,045
Lam Research Corp.	3,716	1,806,013
Mastercard, Inc., Class A	22,933	8,147,866
Micron Technology, Inc.	29,815	1,723,903
Microsoft Corp.	200,984	50,129,429
Motorola Solutions, Inc.	4,500	1,182,645
NVIDIA Corp.	67,072	15,571,436
Oracle Corp.	41,408	3,619,059
QUALCOMM, Inc.	30,140	3,723,194
Roper Technologies, Inc.	2,892	1,244,138
Salesforce, Inc.*	26,975	4,413,380
Seagate Technology Holdings PLC	5,338	344,621
TE Connectivity Ltd.	8,634	1,099,281
Texas Instruments, Inc.	24,482	4,197,439
Trimble, Inc.*	6,658	346,615
Tyler Technologies, Inc.*	1,095	351,769
Visa, Inc., Class A (a)	44,115	9,702,653
Zebra Technologies Corp., Class A*	1,399	420,050

(Cost $213,507,153)		195,596,296

Materials — 2.8%
Air Products and Chemicals, Inc.	5,984	1,711,304
Albemarle Corp.	3,079	783,021
Amcor PLC	40,600	452,284

	Number of Shares	Value
Materials (Continued)
Ball Corp.	8,809	$495,154
CF Industries Holdings, Inc.	5,585	479,696
Corteva, Inc.	19,265	1,200,017
Dow, Inc.	19,533	1,117,288
Ecolab, Inc.	6,629	1,056,464
FMC Corp.	3,375	435,881
Freeport-McMoRan, Inc.	38,994	1,597,584
International Flavors & Fragrances, Inc.	6,694	623,881
International Paper Co.	10,165	369,904
Linde PLC	13,271	4,623,218
LyondellBasell Industries NV, Class A	6,922	664,443
Mosaic Co.	9,069	482,380
Newmont Corp.	21,122	921,130
PPG Industries, Inc.	6,304	832,506
Westrock Co.	7,016	220,302

(Cost $18,964,084)		18,066,457

Real Estate — 2.7%
Alexandria Real Estate Equities, Inc. REIT	3,883	581,596
American Tower Corp. REIT	12,646	2,504,034
AvalonBay Communities, Inc. REIT	3,711	640,222
Boston Properties, Inc. REIT	3,735	244,568
CBRE Group, Inc., Class A*	8,832	751,957
Digital Realty Trust, Inc. REIT	7,863	819,561
Equinix, Inc. REIT	2,518	1,733,064
Equity Residential REIT	9,181	573,996
Essex Property Trust, Inc. REIT	1,712	390,439
Extra Space Storage, Inc. REIT	3,493	575,122
Federal Realty Investment Trust REIT	1,904	203,309
Healthpeak Properties, Inc. REIT	14,154	340,545
Host Hotels & Resorts, Inc. REIT	18,929	318,007
Iron Mountain, Inc. REIT	7,735	408,021
Kimco Realty Corp. REIT	15,980	329,348
Prologis, Inc. REIT	24,774	3,057,112
Regency Centers Corp. REIT	4,433	278,836
Simon Property Group, Inc. REIT	8,734	1,066,334
UDR, Inc. REIT	8,006	342,977
Ventas, Inc. REIT	10,502	510,922
Welltower, Inc. REIT	13,012	964,449
Weyerhaeuser Co. REIT	19,689	615,281

(Cost $20,332,668)		17,249,700

Utilities — 1.6%
American Water Works Co., Inc.	4,864	682,808
Consolidated Edison, Inc.	9,410	840,783
Edison International	10,099	668,655
Entergy Corp.	5,342	549,532
Eversource Energy	9,523	717,653
Exelon Corp.	27,095	1,094,367
NextEra Energy, Inc.	53,558	3,804,225
Public Service Enterprise Group, Inc.	13,474	814,234
Sempra Energy	8,536	1,280,059

(Cost $11,253,710)		10,452,316

TOTAL COMMON STOCKS (Cost $704,614,972)		641,993,091

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b) (Cost $2,189,692)	2,189,692	$2,189,692

TOTAL INVESTMENTS — 99.8% (Cost $706,804,664)		$644,182,783
Other assets and liabilities, net — 0.2%		1,167,848

NET ASSETS — 100.0%		$645,350,631

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 4.39% (b)(c)
—	—	0 (d)	—	—	2	—	—	—
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b)
1,156,171	8,946,706	(7,913,185)	—	—	30,375	—	2,189,692	2,189,692

1,156,171	8,946,706	(7,913,185)	—	—	30,377	—	2,189,692	2,189,692

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $9,217,465, which is 1.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $9,421,003.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

REIT:	Real Estate Investment Trust

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
E-Mini S&P 500 ESG Futures	USD	18	$3,148,829	$3,121,200	3/17/2023	$(27,629)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 28, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$641,993,091	$—	$—	$641,993,091
Short-Term Investments (a)	2,189,692	—	—	2,189,692

TOTAL	$644,182,783	$—	$—	$644,182,783

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(27,629)	$—	$—	$(27,629)

TOTAL	$(27,629)	$—	$—	$(27,629)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Growth ESG ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 8.2%
Alphabet, Inc., Class A*	2,552	$229,833
Alphabet, Inc., Class C*	2,262	204,259

(Cost $444,365)		434,092

Consumer Discretionary — 9.0%
Amazon.com, Inc.*	2,783	262,242
Etsy, Inc.*	50	6,070
Hilton Worldwide Holdings, Inc.	88	12,717
Lowe’s Cos., Inc.	292	60,079
McDonald’s Corp.	309	81,548
Starbucks Corp.	399	40,734
Yum! Brands, Inc.	124	15,768

(Cost $479,433)		479,158

Consumer Staples — 5.3%
Costco Wholesale Corp.	199	96,352
Hershey Co.	100	23,832
PepsiCo, Inc.	939	162,945

(Cost $284,772)		283,129

Energy — 2.6%
APA Corp.	219	8,405
Devon Energy Corp.	446	24,048
Hess Corp.	189	25,458
Occidental Petroleum Corp.	496	29,046
ONEOK, Inc.	305	19,962
Pioneer Natural Resources Co.	162	32,467

(Cost $162,084)		139,386

Financials — 3.2%
American Express Co.	200	34,798
Aon PLC, Class A	93	28,277
Cboe Global Markets, Inc.	48	6,056
FactSet Research Systems, Inc.	16	6,633
MarketAxess Holdings, Inc.	13	4,439
Marsh & McLennan Cos., Inc.	216	35,022
Moody’s Corp.	50	14,507
MSCI, Inc.	31	16,186
Nasdaq, Inc.	148	8,297
Raymond James Financial, Inc.	132	14,317

(Cost $165,464)		168,532

Health Care — 22.5%
Abbott Laboratories	618	62,863
AbbVie, Inc.	1,205	185,450
Agilent Technologies, Inc.	121	17,178
Amgen, Inc.	364	84,324
Eli Lilly & Co.	538	167,436
HCA Healthcare, Inc.	78	18,989
Hologic, Inc.*	173	13,778
IDEXX Laboratories, Inc.*	28	13,251
Mettler-Toledo International, Inc.*	10	14,337
Moderna, Inc.*	225	31,232
Quest Diagnostics, Inc.	49	6,780
Regeneron Pharmaceuticals, Inc.*	73	55,511
ResMed, Inc.	54	11,502
Thermo Fisher Scientific, Inc.	267	144,650

	Number of Shares	Value
Health Care (Continued)
UnitedHealth Group, Inc.	637	$303,174
Vertex Pharmaceuticals, Inc.*	175	50,801
Waters Corp.*	41	12,746

(Cost $1,260,106)		1,194,002

Industrials — 4.3%
Cintas Corp.	35	15,346
Deere & Co.	187	78,398
Fastenal Co.	191	9,848
IDEX Corp.	29	6,524
Illinois Tool Works, Inc.	97	22,617
JB Hunt Transport Services, Inc.	56	10,124
Republic Services, Inc.	77	9,928
Union Pacific Corp.	210	43,529
Verisk Analytics, Inc.	49	8,384
Waste Management, Inc.	150	22,464

(Cost $225,237)		227,162

Information Technology — 40.1%
Adobe, Inc.*	149	48,269
Advanced Micro Devices, Inc.*	593	46,598
Apple, Inc.	3,443	507,533
Applied Materials, Inc.	586	68,064
Arista Networks, Inc.*	169	23,440
CDW Corp.	58	11,740
Keysight Technologies, Inc.*	66	10,557
Lam Research Corp.	93	45,199
Microsoft Corp.	1,976	492,854
Motorola Solutions, Inc.	63	16,557
NVIDIA Corp.	1,697	393,976
Oracle Corp.	618	54,013
QUALCOMM, Inc.	764	94,377
Texas Instruments, Inc.	390	66,865
Visa, Inc., Class A	1,114	245,013

(Cost $1,926,976)		2,125,055

Materials — 3.3%
Albemarle Corp.	80	20,345
CF Industries Holdings, Inc.	134	11,509
Freeport-McMoRan, Inc.	974	39,905
Linde PLC	206	71,764
Nucor Corp.	175	29,302

(Cost $167,115)		172,825

Real Estate — 1.1%
American Tower Corp. REIT	168	33,266
Extra Space Storage, Inc. REIT	46	7,574
Iron Mountain, Inc. REIT	125	6,594
Weyerhaeuser Co. REIT	290	9,062

(Cost $57,953)		56,496

TOTAL COMMON STOCKS (Cost $5,173,505)		5,279,837

EXCHANGE-TRADED FUNDS — 0.2%
SPDR Portfolio S&P 500 Growth ETF (Cost $8,720)	170	8,920

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Growth ESG ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “ Institutional Shares”, 4.51% (a) (Cost $4,824)	4,824	$4,824

TOTAL INVESTMENTS — 99.9% (Cost $5,187,049)		$5,293,581
Other assets and liabilities, net — 0.1%		3,940

NET ASSETS — 100.0%		$5,297,521

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 11/9/2022 (Commence- ment of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.51% (a)

—	28,984	(24,160)	—	—	31	—	4,824	4,824

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$5,279,837	$—	$—	$5,279,837
Exchange-Traded Funds	8,920	—	—	8,920
Short-Term Investments (a)	4,824	—	—	4,824

TOTAL	$5,293,581	$—	$—	$5,293,581

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 8.1%
AT&T, Inc.	3,830	$72,425
Charter Communications, Inc., Class A*	58	21,321
Comcast Corp., Class A	2,318	86,160
Electronic Arts, Inc.	45	4,992
Interpublic Group of Cos., Inc.	213	7,570
Omnicom Group, Inc.	113	10,235
Take-Two Interactive Software, Inc.*	85	9,312
Verizon Communications, Inc.	2,256	87,555
Walt Disney Co.*	980	97,618
Warner Bros Discovery, Inc.*	1,167	18,229

(Cost $387,836)		415,417

Consumer Discretionary — 9.9%
Aptiv PLC*	145	16,861
Bath & Body Works, Inc.	122	4,986
Best Buy Co., Inc.	110	9,142
BorgWarner, Inc.	129	6,486
Caesars Entertainment, Inc.*	114	5,787
CarMax, Inc.*	85	5,868
Darden Restaurants, Inc.	67	9,580
eBay, Inc.	291	13,357
Expedia Group, Inc.*	83	9,045
General Motors Co.	762	29,520
Hasbro, Inc.	73	4,016
Hilton Worldwide Holdings, Inc.	75	10,838
Home Depot, Inc.	255	75,618
Las Vegas Sands Corp.*	181	10,402
Marriott International, Inc., Class A	70	11,847
McDonald’s Corp.	149	39,323
MGM Resorts International	172	7,398
Mohawk Industries, Inc.*	30	3,085
Newell Brands, Inc.	199	2,923
NIKE, Inc., Class B	677	80,421
Norwegian Cruise Line Holdings Ltd.*	242	3,586
PulteGroup, Inc.	125	6,834
Ralph Lauren Corp.	19	2,246
Ross Stores, Inc.	185	20,450
Royal Caribbean Cruises Ltd.*	121	8,547
Starbucks Corp.	302	30,831
Tapestry, Inc.	132	5,743
Target Corp.	247	41,619
TJX Cos., Inc.	225	17,235
VF Corp.	181	4,492
Whirlpool Corp.	31	4,277
Yum! Brands, Inc.	54	6,867

(Cost $486,157)		509,230

Consumer Staples — 8.6%
Archer-Daniels-Midland Co.	150	11,940
Brown-Forman Corp., Class B	43	2,789
Campbell Soup Co.	44	2,311
Coca-Cola Co.	732	43,561
Colgate-Palmolive Co.	201	14,733
Conagra Brands, Inc.	266	9,685
Constellation Brands, Inc., Class A	38	8,501
Estee Lauder Cos., Inc., Class A	124	30,138

	Number of Shares	Value
Consumer Staples (Continued)
General Mills, Inc.	102	$8,110
Hormel Foods Corp.	42	1,864
J M Smucker Co.	59	8,725
Kellogg Co.	61	4,022
Kraft Heinz Co.	422	16,433
Kroger Co.	361	15,573
McCormick & Co., Inc.	65	4,831
Molson Coors Beverage Co., Class B	104	5,532
Mondelez International, Inc., Class A	337	21,966
Procter & Gamble Co.	573	78,822
Sysco Corp.	271	20,208
Tyson Foods, Inc., Class A	161	9,538
Walgreens Boots Alliance, Inc.	375	13,324
Walmart, Inc.	759	107,877

(Cost $450,055)		440,483

Energy — 2.8%
Baker Hughes Co.	530	16,218
Halliburton Co.	483	17,499
Kinder Morgan, Inc.	1,056	18,015
Marathon Petroleum Corp.	132	16,315
Phillips 66	255	26,153
Schlumberger NV	361	19,209
Valero Energy Corp.	208	27,400

(Cost $141,101)		140,809

Financials — 23.4%
Aflac, Inc.	302	20,581
Allstate Corp.	147	18,931
American Express Co.	164	28,534
American International Group, Inc.	398	24,322
Bank of America Corp.	3,752	128,694
Bank of New York Mellon Corp.	390	19,843
BlackRock, Inc.	81	55,844
Capital One Financial Corp.	205	22,361
Cboe Global Markets, Inc.	19	2,397
Charles Schwab Corp.	336	26,181
Chubb Ltd.	96	20,258
Cincinnati Financial Corp.	84	10,139
Citigroup, Inc.	1,041	52,768
CME Group, Inc.	193	35,775
Comerica, Inc.	70	4,907
FactSet Research Systems, Inc.	8	3,316
Fifth Third Bancorp	357	12,959
Franklin Resources, Inc.	153	4,509
Globe Life, Inc.	14	1,704
Hartford Financial Services Group, Inc.	166	12,994
Huntington Bancshares, Inc.	798	12,225
Intercontinental Exchange, Inc.	295	30,031
Invesco Ltd.	248	4,380
JPMorgan Chase & Co.	1,577	226,063
KeyCorp	513	9,383
Lincoln National Corp.	96	3,045
MarketAxess Holdings, Inc.	12	4,097
Marsh & McLennan Cos., Inc.	96	15,565
MetLife, Inc.	354	25,392
Moody’s Corp.	45	13,057
Morgan Stanley	709	68,419

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Nasdaq, Inc.	66	$3,700
Northern Trust Corp.	115	10,956
PNC Financial Services Group, Inc.	217	34,269
Principal Financial Group, Inc.	48	4,299
Prudential Financial, Inc.	196	19,600
Regions Financial Corp.	501	11,683
S&P Global, Inc.	179	61,075
State Street Corp.	194	17,204
Synchrony Financial	241	8,606
T. Rowe Price Group, Inc.	120	13,474
Travelers Cos., Inc.	58	10,737
Truist Financial Corp.	713	33,475
US Bancorp	727	34,700
Willis Towers Watson PLC	60	14,062

(Cost $1,163,199)		1,196,514

Health Care — 8.8%
Abbott Laboratories	454	46,181
Agilent Technologies, Inc.	65	9,228
AmerisourceBergen Corp.	85	13,223
Baxter International, Inc.	279	11,146
Becton Dickinson and Co.	153	35,886
Biogen, Inc.*	41	11,064
Bio-Rad Laboratories, Inc., Class A*	11	5,256
Boston Scientific Corp.*	361	16,866
Catalent, Inc.*	96	6,549
Centene Corp.*	304	20,794
Cigna Group	84	24,536
CVS Health Corp.	707	59,063
DaVita, Inc.*	24	1,974
Edwards Lifesciences Corp.*	332	26,706
Humana, Inc.	25	12,376
Illumina, Inc.*	84	16,733
IQVIA Holdings, Inc.*	52	10,840
Medtronic PLC	714	59,119
Mettler-Toledo International, Inc.*	4	5,735
Organon & Co.	145	3,551
Quest Diagnostics, Inc.	21	2,906
Viatris, Inc.	670	7,638
Zoetis, Inc.	250	41,750

(Cost $461,349)		449,120

Industrials — 12.1%
American Airlines Group, Inc.*	358	5,721
Carrier Global Corp.	445	20,038
Caterpillar, Inc.	112	26,830
Cintas Corp.	19	8,331
CSX Corp.	585	17,837
Cummins, Inc.	37	8,994
Dover Corp.	75	11,242
Eaton Corp. PLC	214	37,435
Emerson Electric Co.	318	26,302
Fastenal Co.	166	8,559
FedEx Corp.	128	26,012
Fortive Corp.	184	12,265
General Electric Co.	587	49,725
IDEX Corp.	18	4,050

	Number of Shares	Value
Industrials (Continued)
Illinois Tool Works, Inc.	74	$17,254
Ingersoll Rand, Inc.	224	13,008
Johnson Controls International PLC	370	23,206
Nordson Corp.	29	6,369
Otis Worldwide Corp.	224	18,955
PACCAR, Inc.	279	20,144
Parker-Hannifin Corp.	68	23,926
Pentair PLC	87	4,867
Republic Services, Inc.	50	6,446
Robert Half International, Inc.	60	4,837
Rockwell Automation, Inc.	62	18,286
Snap-on, Inc.	12	2,984
Stanley Black & Decker, Inc.	82	7,020
Trane Technologies PLC	124	22,936
Union Pacific Corp.	165	34,201
United Parcel Service, Inc., Class B	392	71,536
United Rentals, Inc.	37	17,336
Verisk Analytics, Inc.	44	7,529
Waste Management, Inc.	83	12,430
Westinghouse Air Brake Technologies Corp.	100	10,433
Xylem, Inc.	97	9,957

(Cost $577,257)		617,001

Information Technology — 13.1%
Accenture PLC, Class A	173	45,940
Akamai Technologies, Inc.*	84	6,098
Analog Devices, Inc.	147	26,970
ANSYS, Inc.*	47	14,270
Autodesk, Inc.*	52	10,332
Cisco Systems, Inc.	2,207	106,863
Corning, Inc.	422	14,327
DXC Technology Co.*	134	3,717
Gen Digital, Inc.	145	2,829
Hewlett Packard Enterprise Co.	675	10,537
HP, Inc.	474	13,993
Intel Corp.	2,218	55,295
International Business Machines Corp.	486	62,840
Juniper Networks, Inc.	180	5,540
Keysight Technologies, Inc.*	44	7,038
Microchip Technology, Inc.	148	11,992
Micron Technology, Inc.	585	33,825
Motorola Solutions, Inc.	41	10,775
Paychex, Inc.	74	8,170
PayPal Holdings, Inc.*	613	45,117
Roper Technologies, Inc.	57	24,521
Salesforce, Inc.*	537	87,859
Seagate Technology Holdings PLC	103	6,650
TE Connectivity Ltd.	170	21,644
Texas Instruments, Inc.	181	31,032
Tyler Technologies, Inc.*	12	3,855

(Cost $669,620)		672,029

Materials — 3.3%
Amcor PLC	825	9,191
Ball Corp.	173	9,724
Corteva, Inc.	119	7,413

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Dow, Inc.	376	$21,507
Ecolab, Inc.	132	21,037
International Flavors & Fragrances, Inc.	141	13,141
Linde PLC	104	36,230
LyondellBasell Industries NV, Class A	133	12,767
Newmont Corp.	426	18,578
PPG Industries, Inc.	124	16,375
Westrock Co.	140	4,396

(Cost $158,561)		170,359

Real Estate — 5.7%
Alexandria Real Estate Equities, Inc. REIT	78	11,683
American Tower Corp. REIT	118	23,365
AvalonBay Communities, Inc. REIT	75	12,939
Boston Properties, Inc. REIT	79	5,173
CBRE Group, Inc., Class A*	169	14,389
Digital Realty Trust, Inc. REIT	152	15,843
Equinix, Inc. REIT	50	34,413
Equity Residential REIT	189	11,816
Essex Property Trust, Inc. REIT	32	7,298
Federal Realty Investment Trust REIT	39	4,164
Healthpeak Properties, Inc. REIT	297	7,146
Host Hotels & Resorts, Inc. REIT	396	6,653
Iron Mountain, Inc. REIT	52	2,743
Kimco Realty Corp. REIT	341	7,028
Prologis, Inc. REIT	497	61,330
Regency Centers Corp. REIT	85	5,346
Simon Property Group, Inc. REIT	175	21,366
UDR, Inc. REIT	163	6,983
Ventas, Inc. REIT	220	10,703
Welltower, Inc. REIT	250	18,530

	Number of Shares	Value
Real Estate (Continued)
Weyerhaeuser Co. REIT	170	$5,313

(Cost $287,036)		294,224

Utilities — 3.8%
American Water Works Co., Inc.	101	14,178
Consolidated Edison, Inc.	197	17,602
Edison International	211	13,970
Entergy Corp.	113	11,624
Eversource Energy	193	14,545
Exelon Corp.	525	21,205
NextEra Energy, Inc.	1,065	75,647
Public Service Enterprise Group, Inc.	262	15,833
Sempra Energy	65	9,747

(Cost $202,331)		194,351

TOTAL COMMON STOCKS (Cost $4,984,502)		5,099,537

EXCHANGE-TRADED FUNDS — 0.2%
SPDR Portfolio S&P 500 Value ETF (Cost $11,844)	300	12,108

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.51% (a) (Cost $2,167)	2,167	2,167

TOTAL INVESTMENTS — 99.8% (Cost $4,998,513)		$5,113,812
Other assets and liabilities, net — 0.2%		8,626

NET ASSETS — 100.0%		$5,122,438

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 11/9/2022 (Commence- ment of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (a)(b)
—	—	0 (c)	—	—	3	—	—	—
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.51% (a)
—	50,834	(48,667)	—	—	25	—	2,167	2,167

—	50,834	(48,667)	—	—	28	—	2,167	2,167

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF (Continued)

February 28, 2023 (Unaudited)

for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$5,099,537	$—	$—	$5,099,537
Exchange-Traded Funds	12,108	—	—	12,108
Short-Term Investments (a)	2,167	—	—	2,167

TOTAL	$5,113,812	$—	$—	$5,113,812

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers S&P ESG Dividend Aristocrats ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.1%
Communication Services — 0.5%
John Wiley & Sons, Inc., Class A (Cost $25,215)	587	$26,116

Consumer Discretionary — 8.9%
Genuine Parts Co.	345	61,017
Leggett & Platt, Inc.	2,225	76,740
Lowe’s Cos., Inc.	286	58,844
McDonald’s Corp.	232	61,227
NIKE, Inc., Class B	248	29,460
Polaris, Inc.	674	76,668
Target Corp.	493	83,071

(Cost $440,943)		447,027

Consumer Staples — 19.9%
Archer-Daniels-Midland Co.	549	43,700
Brown-Forman Corp., Class B	510	33,084
Church & Dwight Co., Inc.	439	36,779
Coca-Cola Co.	1,272	75,697
Colgate-Palmolive Co.	873	63,991
Flowers Foods, Inc.	3,165	88,240
Hormel Foods Corp.	1,464	64,972
J M Smucker Co.	477	70,544
Kimberly-Clark Corp.	698	87,285
McCormick & Co., Inc.	657	48,828
PepsiCo, Inc.	405	70,280
Procter & Gamble Co.	458	63,002
Sysco Corp.	890	66,367
Walgreens Boots Alliance, Inc.	3,954	140,486
Walmart, Inc.	304	43,208

(Cost $1,026,040)		996,463

Energy — 3.3%
Chevron Corp.	471	75,723
Exxon Mobil Corp.	804	88,367

(Cost $178,279)		164,090

Financials — 12.3%
Aflac, Inc.	907	61,812
Chubb Ltd.	191	40,305
Cincinnati Financial Corp.	724	87,387
Commerce Bancshares, Inc.	611	40,418
FactSet Research Systems, Inc.	56	23,215
Franklin Resources, Inc.	4,182	123,243
S&P Global, Inc.	78	26,613
SEI Investments Co.	663	39,946
T. Rowe Price Group, Inc.	1,031	115,761
UMB Financial Corp.	512	46,418
W R Berkley Corp.	213	14,098

(Cost $589,905)		619,216

Health Care — 7.3%
Abbott Laboratories	458	46,588
AbbVie, Inc.	659	101,420
Becton Dickinson and Co.	158	37,059
Cardinal Health, Inc.	919	69,577
Medtronic PLC	1,194	98,863

	Number of Shares	Value
Health Care (Continued)
West Pharmaceutical Services, Inc.	34	$10,779

(Cost $357,232)		364,286

Industrials — 17.2%
ABM Industries, Inc.	812	39,309
Brady Corp., Class A	454	25,043
C.H. Robinson Worldwide, Inc.	786	78,568
Carlisle Cos., Inc.	146	37,700
Caterpillar, Inc.	222	53,180
Cintas Corp.	66	28,939
Dover Corp.	298	44,670
Emerson Electric Co.	670	55,416
Expeditors International of Washington, Inc.	325	33,982
Fastenal Co.	1,477	76,154
Franklin Electric Co., Inc.	308	29,436
Illinois Tool Works, Inc.	290	67,616
Lincoln Electric Holdings, Inc.	313	52,562
MSA Safety, Inc.	261	35,065
Nordson Corp.	125	27,455
Pentair PLC	1,104	61,758
Stanley Black & Decker, Inc.	1,370	117,286

(Cost $824,902)		864,139

Information Technology — 5.3%
Automatic Data Processing, Inc.	238	52,317
Badger Meter, Inc.	192	23,351
International Business Machines Corp.	916	118,439
Microchip Technology, Inc.	706	57,207
Roper Technologies, Inc.	38	16,348

(Cost $275,104)		267,662

Materials — 12.5%
Air Products and Chemicals, Inc.	191	54,622
Albemarle Corp.	79	20,090
Amcor PLC	9,563	106,532
AptarGroup, Inc.	329	38,401
Ecolab, Inc.	264	42,074
HB Fuller Co.	416	29,020
International Flavors & Fragrances, Inc.	760	70,832
Linde PLC	122	42,501
Nucor Corp.	272	45,544
PPG Industries, Inc.	417	55,069
Sherwin-Williams Co.	111	24,570
Sonoco Products Co.	1,298	76,660
Stepan Co.	184	19,152

(Cost $638,684)		625,067

Real Estate — 4.7%
Essex Property Trust, Inc. REIT	530	120,872
Federal Realty Investment Trust REIT	1,097	117,137

(Cost $236,363)		238,009

Utilities — 6.2%
California Water Service Group	644	36,863
Consolidated Edison, Inc.	976	87,206
Essential Utilities, Inc.	1,431	61,218
Eversource Energy	1,053	79,354

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers S&P ESG Dividend Aristocrats ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Utilities (Continued)
NextEra Energy, Inc.	671	$47,661

(Cost $328,132)		312,302

TOTAL COMMON STOCKS
(Cost $4,920,799)		4,924,377

EXCHANGE-TRADED FUNDS — 1.6%
ProShares S&P 500 Dividend Aristocrats ETF	635	57,601
Xtrackers S&P 500 ESG ETF (a)	500	17,875

TOTAL EXCHANGE-TRADED FUNDS
(Cost $75,635)		75,476

	Number of Shares	Value
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b) (Cost $1,425)	1,425	$1,425

TOTAL INVESTMENTS — 99.7%
(Cost $4,997,859)		$5,001,278
Other assets and liabilities, net — 0.3%		16,335

NET ASSETS — 100.0%		$5,017,613

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 11/9/2022 (Commence -ment of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
EXCHANGE-TRADED FUNDS — 0.4% (a) Xtrackers S&P 500 ESG ETF
—	17,880	—	—	(5)	—	—	500	17,875
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b)
—	65,999	(64,574)	—	—	83	—	1,425	1,425

—	83,879	(64,574)	—	(5)	83	—	1,925	19,300

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,924,377	$—	$—	$4,924,377
Exchange-Traded Funds	75,476	—	—	75,476
Short-Term Investments (a)	1,425	—	—	1,425

TOTAL	$5,001,278	$—	$—	$5,001,278

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.9%
Communication Services — 1.5%
Cable One, Inc.	39	$26,934
John Wiley & Sons, Inc., Class A	379	16,862
New York Times Co., Class A	1,365	52,552
TEGNA, Inc.	1,877	32,660
TripAdvisor, Inc.*	848	18,291
Ziff Davis, Inc.*	415	32,777

(Cost $248,667)		180,076

Consumer Discretionary — 16.5%
Adient PLC*	802	34,261
AutoNation, Inc.*	284	38,769
Boyd Gaming Corp.	674	43,898
Brunswick Corp.	600	52,452
Capri Holdings Ltd.*	1,065	52,792
Carter’s, Inc.	310	23,371
Columbia Sportswear Co.	304	26,509
Cracker Barrel Old Country Store, Inc.	179	19,504
Crocs, Inc.*	511	62,194
Dana, Inc.	1,046	16,569
Deckers Outdoor Corp.*	222	92,430
Dick’s Sporting Goods, Inc.	470	60,456
Five Below, Inc.*	466	95,204
Foot Locker, Inc.	675	29,511
Gap, Inc.	1,728	22,481
Goodyear Tire & Rubber Co.*	2,420	27,491
Graham Holdings Co., Class B	31	19,426
Grand Canyon Education, Inc.*	259	29,342
H&R Block, Inc.	1,274	46,883
Hanesbrands, Inc.	3,010	17,097
Harley-Davidson, Inc.	1,114	52,971
KB Home	683	24,089
Kohl’s Corp.	963	27,003
Lear Corp.	489	68,289
Leggett & Platt, Inc.	1,105	38,111
Lithia Motors, Inc.	229	58,436
Macy’s, Inc.	2,241	45,851
Marriott Vacations Worldwide Corp.	317	48,498
Nordstrom, Inc.	912	17,766
Papa John’s International, Inc.	261	21,911
Polaris, Inc.	447	50,846
RH*	159	47,546
Service Corp. International	1,287	86,911
Taylor Morrison Home Corp.*	905	32,426
Tempur Sealy International, Inc.	1,415	60,477
Texas Roadhouse, Inc.	554	56,253
Thor Industries, Inc. (a)	456	41,491
Toll Brothers, Inc.	900	53,946
Topgolf Callaway Brands Corp.*	1,189	27,561
Travel + Leisure Co.	670	28,106
Visteon Corp.*	238	39,756
Wendy’s Co.	1,440	31,622
Williams-Sonoma, Inc. (a)	553	69,081
Wingstop, Inc.	253	43,099
Wyndham Hotels & Resorts, Inc.	741	57,072
YETI Holdings, Inc.*	734	28,611

(Cost $1,899,977)		1,968,369

	Number of Shares	Value
Consumer Staples — 3.0%
BJ’s Wholesale Club Holdings, Inc.*	1,136	$81,565
Coty, Inc., Class A*	3,117	35,222
Darling Ingredients, Inc.*	1,325	83,833
Flowers Foods, Inc.	1,590	44,329
Grocery Outlet Holding Corp.*	759	20,531
Ingredion, Inc.	547	54,372
Pilgrim’s Pride Corp.*	356	8,327
Sprouts Farmers Market, Inc.*	854	25,867

(Cost $314,052)		354,046

Energy — 2.3%
CNX Resources Corp.*	1,525	23,409
Equitrans Midstream Corp.	3,705	22,341
HF Sinclair Corp.	1,104	54,891
Murphy Oil Corp.	1,216	47,448
NOV, Inc.	3,298	72,160
Range Resources Corp.	1,989	53,584

(Cost $238,956)		273,833

Financials — 16.4%
Affiliated Managers Group, Inc.	317	50,533
Associated Banc-Corp.	1,207	27,942
Bank of Hawaii Corp.	321	24,030
Bank OZK	936	43,084
Brighthouse Financial, Inc.*	573	33,137
Cadence Bank	1,540	40,902
CNO Financial Group, Inc.	924	23,673
Commerce Bancshares, Inc.	943	62,379
East West Bancorp, Inc.	1,163	88,632
Evercore, Inc., Class A	303	39,747
First American Financial Corp.	873	49,569
First Horizon Corp.	4,492	111,267
FNB Corp.	2,963	42,282
Fulton Financial Corp.	1,434	24,665
Hancock Whitney Corp.	710	34,875
Hanover Insurance Group, Inc.	295	41,147
Janus Henderson Group PLC	1,121	30,783
Jefferies Financial Group, Inc.	1,539	58,159
Kemper Corp.	543	33,449
Kinsale Capital Group, Inc.	179	57,047
MGIC Investment Corp.	2,413	33,203
Navient Corp.	905	16,335
Old National Bancorp.	2,435	43,026
PacWest Bancorp	1,001	27,778
Pinnacle Financial Partners, Inc.	634	46,973
Primerica, Inc.	310	59,501
Prosperity Bancshares, Inc.	762	55,999
Reinsurance Group of America, Inc.	565	81,626
RenaissanceRe Holdings Ltd.	360	77,364
SEI Investments Co.	857	51,634
Selective Insurance Group, Inc.	499	50,663
SLM Corp.	2,099	30,184
Stifel Financial Corp.	885	59,145
Synovus Financial Corp.	1,210	50,590
Texas Capital Bancshares, Inc.*	426	28,214
UMB Financial Corp.	369	33,454
Unum Group	1,546	68,874
Valley National Bancorp	3,500	40,530

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Voya Financial, Inc.	812	$60,486
Webster Financial Corp.	1,438	76,387
Wintrust Financial Corp.	505	46,526

(Cost $1,765,249)		1,955,794

Health Care — 9.3%
Acadia Healthcare Co., Inc.*	755	54,745
Amedisys, Inc.*	278	25,562
Arrowhead Pharmaceuticals, Inc.*	895	28,908
Azenta, Inc.*	626	27,475
Encompass Health Corp.	833	47,081
Enovis Corp.*	375	21,608
Envista Holdings Corp.*	1,350	52,191
Exelixis, Inc.*	2,710	46,287
Haemonetics Corp.*	411	31,963
Halozyme Therapeutics, Inc.*	1,141	54,757
HealthEquity, Inc.*	704	45,880
ICU Medical, Inc.*(a)	175	29,862
Integra LifeSciences Holdings Corp.*	614	34,151
Jazz Pharmaceuticals PLC*	518	72,727
LivaNova PLC*	450	21,294
Neurocrine Biosciences, Inc.*	807	83,202
Patterson Cos., Inc.	720	19,094
Penumbra, Inc.*	322	83,717
Perrigo Co. PLC	1,125	42,401
Progyny, Inc.*	598	22,461
QuidelOrtho Corp.*	445	38,688
R1 RCM, Inc.*	1,117	15,861
STAAR Surgical Co.*(a)	410	22,710
Syneos Health, Inc.*	864	34,750
Tenet Healthcare Corp.*	905	52,970
United Therapeutics Corp.*	379	93,249

(Cost $1,200,747)		1,103,594

Industrials — 21.8%
Acuity Brands, Inc.	264	51,205
AECOM	1,171	101,128
AGCO Corp.	511	71,954
Avis Budget Group, Inc.*	205	45,030
Axon Enterprise, Inc.*	564	112,975
Brink’s Co.	377	24,599
Carlisle Cos., Inc.	431	111,293
Chart Industries, Inc.*(a)	345	46,058
Clean Harbors, Inc.*	420	55,469
Donaldson Co., Inc.	1,014	64,136
EMCOR Group, Inc.	396	66,219
EnerSys	350	31,742
Flowserve Corp.	1,092	37,881
FTI Consulting, Inc.*	289	53,092
Graco, Inc.	1,415	98,399
Hubbell, Inc.	448	112,690
IAA, Inc.*	1,105	45,206
Insperity, Inc.	305	37,847
ITT, Inc.	685	62,260
Kennametal, Inc.	705	19,973
Kirby Corp.*	503	36,483
Knight-Swift Transportation Holdings, Inc.	1,327	75,427

	Number of Shares	Value
Industrials (Continued)
Lennox International, Inc.	266	$67,785
Lincoln Electric Holdings, Inc.	479	80,438
ManpowerGroup, Inc.	431	36,583
MasTec, Inc.*	494	48,274
Middleby Corp.*	446	69,349
MSA Safety, Inc.	307	41,245
nVent Electric PLC	1,387	63,580
Owens Corning	778	76,081
Regal Rexnord Corp.	560	88,278
Ryder System, Inc.	428	41,905
Saia, Inc.*	221	59,862
Stericycle, Inc.*	766	36,523
Sunrun, Inc.*	1,762	42,358
Terex Corp.	571	33,809
Tetra Tech, Inc.	438	59,958
Timken Co.	554	47,339
Toro Co.	870	96,083
Trex Co., Inc.*	926	47,346
Univar Solutions, Inc.*	1,377	47,851
Valmont Industries, Inc.	176	55,850
Watts Water Technologies, Inc., Class A	228	39,952
Werner Enterprises, Inc.	477	22,157
XPO, Inc.*	974	32,493

(Cost $2,176,037)		2,596,165

Information Technology — 12.1%
ACI Worldwide, Inc.*	927	23,963
Amkor Technology, Inc.	861	22,179
Arrow Electronics, Inc.*	517	61,001
Avnet, Inc.	754	33,711
Belden, Inc.	352	29,702
Calix, Inc.*	480	24,552
Ciena Corp.*	1,232	59,407
Cirrus Logic, Inc.*	463	47,573
CommVault Systems, Inc.*	361	21,256
Envestnet, Inc.*	449	28,067
Fair Isaac Corp.*	209	141,575
Genpact Ltd.	1,399	66,774
Jabil, Inc.	1,128	93,658
Littelfuse, Inc.	207	53,557
Lumentum Holdings, Inc.*	584	31,425
Manhattan Associates, Inc.*	516	74,175
Maximus, Inc.	511	41,943
National Instruments Corp.	1,101	55,612
Paylocity Holding Corp.*	350	67,413
Power Integrations, Inc.	476	39,151
Silicon Laboratories, Inc.*	272	48,560
Synaptics, Inc.*	332	39,047
TD SYNNEX Corp.	353	34,072
Teradata Corp.*	865	35,257
Universal Display Corp.	361	49,042
Vishay Intertechnology, Inc.	1,053	22,355
Western Union Co.	3,204	41,524
WEX, Inc.*	366	70,568
Wolfspeed, Inc.*	1,044	77,235
Xerox Holdings Corp.	914	15,072

(Cost $1,384,518)		1,449,426

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Materials — 6.3%
Alcoa Corp.	1,472	$72,040
AptarGroup, Inc.	540	63,029
Ashland, Inc.	413	42,035
Avient Corp.	735	32,068
Cabot Corp.	477	37,936
Chemours Co.	1,259	43,033
Cleveland-Cliffs, Inc.*(a)	4,258	90,823
Commercial Metals Co.	993	51,388
Greif, Inc., Class A	225	15,986
Ingevity Corp.*	289	23,860
Louisiana-Pacific Corp.	600	35,106
NewMarket Corp.	56	19,236
Scotts Miracle-Gro Co.	345	28,462
Sensient Technologies Corp.	353	26,613
Sonoco Products Co.	811	47,898
United States Steel Corp.	1,981	60,678
Valvoline, Inc.	1,467	51,638
Worthington Industries, Inc. (a)	239	14,445

(Cost $720,114)		756,274

Real Estate — 7.6%
Brixmor Property Group, Inc. REIT	2,491	56,396
Corporate Office Properties Trust REIT	967	24,591
Cousins Properties, Inc. REIT	1,275	31,225
Douglas Emmett, Inc. REIT	1,413	19,966
EastGroup Properties, Inc. REIT	360	58,777
First Industrial Realty Trust, Inc. REIT	1,099	57,972
Highwoods Properties, Inc. REIT	900	23,850
JBG SMITH Properties REIT	810	13,972
Jones Lang LaSalle, Inc.*	400	69,784
Kilroy Realty Corp. REIT	876	31,553
Lamar Advertising Co., Class A REIT	735	76,852
Life Storage, Inc. REIT	701	84,484
Macerich Co. REIT	1,741	20,805

	Number of Shares	Value
Real Estate (Continued)
Medical Properties Trust, Inc. REIT (a)	4,946	$50,944
National Storage Affiliates Trust REIT	726	30,710
Park Hotels & Resorts, Inc. REIT	1,932	26,565
Pebblebrook Hotel Trust REIT	1,065	15,198
Physicians Realty Trust REIT	1,925	28,548
PotlatchDeltic Corp. REIT	677	31,250
Rayonier, Inc. REIT	1,230	41,303
Rexford Industrial Realty, Inc. REIT	1,541	93,169
SL Green Realty Corp. REIT	515	17,536

(Cost $1,087,717)		905,450

Utilities — 2.1%
Essential Utilities, Inc.	1,996	85,389
Hawaiian Electric Industries, Inc.	915	37,012
ONE Gas, Inc.	457	36,633
Spire, Inc.	441	31,046
UGI Corp.	1,730	64,408

(Cost $252,236)		254,488

TOTAL COMMON STOCKS
(Cost $11,288,270)		11,797,515

EXCHANGE-TRADED FUNDS — 1.0%
iShares ESG Screened S&P Mid-Cap ETF
(Cost $120,012)	3,500	123,830

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b) (Cost $11,541)	11,541	11,541

TOTAL INVESTMENTS — 100.0%8
(Cost $11,419,823)		$11,932,886
Other assets and liabilities, net — (0.0)%		(3,567)

NET ASSETS — 100.0%		$11,929,319

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”4.39% (b)(c)
—	—	0 (d)	—	—	119	—	—	—

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b)
5,679	217,874	(212,012)	—	—	144	—	11,541	11,541

5,679	217,874	(212,012)	—	—	263	—	11,541	11,541

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $335,557, which is 2.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $346,955.

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

February 28, 2023 (Unaudited)

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$11,797,515	$–	$–	$11,797,515
Exchange-Traded Funds	123,830	–	–	123,830
Short-Term Investments (a)	11,541	–	–	11,541

TOTAL	$11,932,886	$–	$–	$11,932,886

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 1.3%
Cars.com, Inc.*	1,142	$21,927
Cinemark Holdings, Inc.*	2,007	27,315
Consolidated Communications Holdings, Inc.*	1,267	3,839
EW Scripps Co., Class A*	1,083	13,668
QuinStreet, Inc.*	888	15,069
Scholastic Corp.	550	25,086
TechTarget, Inc.*	506	19,091
Thryv Holdings, Inc.*	579	13,803

(Cost $155,240)		139,798

Consumer Discretionary — 13.2%
Aaron’s Co., Inc.	620	8,897
Abercrombie & Fitch Co., Class A*	886	26,057
Adtalem Global Education, Inc.*	837	32,743
American Axle & Manufacturing Holdings, Inc.*	2,114	18,603
America’s Car-Mart, Inc.*	100	8,496
Asbury Automotive Group, Inc.*	404	91,748
Bed Bath & Beyond, Inc.*(a)	1,559	2,198
Big Lots, Inc. (a)	500	7,175
BJ’s Restaurants, Inc.*	414	13,248
Bloomin’ Brands, Inc.	1,599	41,734
Boot Barn Holdings, Inc.*	545	42,210
Brinker International, Inc.*	803	30,514
Buckle, Inc.	544	22,190
Caleres, Inc.	661	17,259
Cavco Industries, Inc.*	151	43,035
Century Communities, Inc.	506	30,264
Cheesecake Factory, Inc. (a)	860	32,198
Chico’s FAS, Inc.*	2,225	12,794
Children’s Place, Inc.*	249	10,426
Dine Brands Global, Inc.	293	22,464
Ethan Allen Interiors, Inc.	398	11,761
Gentherm, Inc.*	607	38,551
Group 1 Automotive, Inc.	265	58,584
Guess?, Inc.	597	12,561
Hibbett, Inc.	228	16,400
Installed Building Products, Inc.	426	49,152
iRobot Corp.*	511	20,997
Jack in the Box, Inc.	387	30,341
Kontoor Brands, Inc.	907	47,300
La-Z-Boy, Inc.	800	25,904
LCI Industries (a)	462	52,118
LGI Homes, Inc.*	374	39,012
MarineMax, Inc.*	380	12,760
MDC Holdings, Inc.	1,048	38,776
Monro, Inc.	579	29,205
Motorcar Parts of America, Inc.*	316	4,136
Movado Group, Inc.	317	10,975
ODP Corp.*	737	33,371
Patrick Industries, Inc. (a)	400	29,140
PetMed Express, Inc.	385	7,230
Ruth’s Hospitality Group, Inc.	519	9,679
Sally Beauty Holdings, Inc.*	1,943	31,263
Shake Shack, Inc., Class A*	689	38,439

	Number of Shares	Value
Consumer Discretionary (Continued)
Signet Jewelers Ltd.	840	$60,161
Sleep Number Corp.*	389	15,506
Sonos, Inc.*	2,342	45,505
Standard Motor Products, Inc.	332	12,938
Steven Madden Ltd.	1,343	48,751
Strategic Education, Inc.	412	35,123
Universal Electronics, Inc.*	210	2,671
Upbound Group, Inc.	932	25,024
Winnebago Industries, Inc.	563	35,784
Wolverine World Wide, Inc.	1,470	24,623
WW International, Inc.*	960	3,514

(Cost $1,573,910)		1,471,508

Consumer Staples — 5.0%
Calavo Growers, Inc.	314	10,133
Cal-Maine Foods, Inc.	693	39,362
Edgewell Personal Care Co.	941	40,181
elf Beauty, Inc.*	917	68,546
Fresh Del Monte Produce, Inc.	572	17,892
Hostess Brands, Inc.*	2,436	60,169
J & J Snack Foods Corp.	275	38,833
John B Sanfilippo & Son, Inc.	161	14,453
Medifast, Inc.	202	22,650
MGP Ingredients, Inc.	281	28,505
PriceSmart, Inc.	451	31,444
Seneca Foods Corp., Class A*	99	5,504
Simply Good Foods Co.*	1,541	59,005
SpartanNash Co.	623	16,671
TreeHouse Foods, Inc.*	921	44,936
United Natural Foods, Inc.*	1,067	43,459
USANA Health Sciences, Inc.*	204	12,399

(Cost $497,177)		554,142

Energy — 4.0%
Archrock, Inc.	2,463	27,265
Bristow Group, Inc.*	415	11,305
Core Laboratories NV	852	20,337
DMC Global, Inc.*	349	9,343
Green Plains, Inc.*	1,086	37,652
Helix Energy Solutions Group, Inc.*	2,638	21,843
Helmerich & Payne, Inc.	1,929	81,172
Nabors Industries Ltd.*(a)	165	24,801
Par Pacific Holdings, Inc.*	1,030	28,613
Patterson-UTI Energy, Inc.	3,920	53,704
SM Energy Co.	2,242	66,161
Talos Energy, Inc.*	1,199	21,354
Vital Energy, Inc.*(a)	298	15,314
World Fuel Services Corp.	1,141	31,321

(Cost $395,034)		450,185

Financials — 20.0%
Ambac Financial Group, Inc.*	817	13,521
American Equity Investment Life Holding Co.	1,260	52,479
Ameris Bancorp	1,183	56,630
AMERISAFE, Inc.	358	19,525
Assured Guaranty Ltd.	1,102	68,776

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Avantax, Inc.*	722	$20,642
Banc of California, Inc.	996	17,480
Bancorp, Inc.*	1,018	35,213
BankUnited, Inc.	1,417	50,190
Banner Corp.	631	39,740
Berkshire Hills Bancorp, Inc.	818	23,771
Brightsphere Investment Group, Inc.	572	14,340
Central Pacific Financial Corp.	488	10,946
City Holding Co.	273	26,809
Community Bank System, Inc.	977	59,646
Customers Bancorp, Inc.*	555	17,094
Donnelley Financial Solutions, Inc.*	446	18,870
Eagle Bancorp, Inc.	588	25,760
Ellington Financial, Inc. REIT	1,027	13,218
Encore Capital Group, Inc.*	420	21,706
Enova International, Inc.*	581	28,324
FB Financial Corp.	629	23,707
First BanCorp	3,349	48,594
First Financial Bancorp	1,723	42,455
First Hawaiian, Inc.	2,311	63,206
Franklin BSP Realty Trust, Inc. REIT (a)	1,467	20,553
Genworth Financial, Inc., Class A*	9,057	56,425
Green Dot Corp., Class A*	830	15,712
Hanmi Financial Corp.	544	12,849
Heritage Financial Corp.	655	18,255
Hilltop Holdings, Inc.	848	28,128
HomeStreet, Inc.	330	8,326
Hope Bancorp, Inc.	2,189	28,041
Horace Mann Educators Corp.	758	28,016
Independent Bank Corp.	826	65,816
Independent Bank Group, Inc.	651	38,318
Invesco Mortgage Capital, Inc. REIT	662	8,295
Lakeland Financial Corp.	467	33,447
Mr Cooper Group, Inc.*	1,299	60,313
National Bank Holdings Corp., Class A	702	28,424
NBT Bancorp, Inc.	780	31,660
New York Mortgage Trust, Inc. REIT	6,575	17,555
Northfield Bancorp, Inc.	755	11,106
Northwest Bancshares, Inc.	2,348	32,449
OFG Bancorp	852	25,918
Pacific Premier Bancorp, Inc.	1,719	55,730
Park National Corp.	260	33,220
Pathward Financial, Inc.	514	26,219
PennyMac Mortgage Investment Trust REIT (a)	1,608	20,952
Piper Sandler Cos.	257	38,804
PRA Group, Inc.*	718	30,558
ProAssurance Corp.	978	19,452
Provident Financial Services, Inc.	1,386	32,363
Redwood Trust, Inc. REIT	2,100	15,981
S&T Bancorp, Inc.	713	26,566
Seacoast Banking Corp. of Florida	1,508	46,009
ServisFirst Bancshares, Inc.	886	65,520
Simmons First National Corp., Class A	2,309	51,329
Southside Bancshares, Inc.	559	21,348
Stewart Information Services Corp.	497	21,118
StoneX Group, Inc.*	320	32,266

	Number of Shares	Value
Financials (Continued)
Tompkins Financial Corp.	223	$16,678
Triumph Financial, Inc.*	412	25,070
Trupanion, Inc.*(a)	636	37,766
Trustmark Corp.	1,090	32,046
Two Harbors Investment Corp. REIT	1,779	29,478
United Fire Group, Inc.	384	10,959
Veritex Holdings, Inc.	1,001	26,687
Virtus Investment Partners, Inc.	124	26,093
Westamerica BanCorp	501	27,615
WisdomTree, Inc.	1,954	11,665
World Acceptance Corp.*	66	6,162
WSFS Financial Corp.	1,117	55,749

(Cost $2,205,809)		2,225,651

Health Care — 10.5%
Addus HomeCare Corp.*	297	32,266
AMN Healthcare Services, Inc.*	784	70,568
Amphastar Pharmaceuticals, Inc.*	692	22,047
AngioDynamics, Inc.*	686	8,493
Anika Therapeutics, Inc.*	268	8,496
Avanos Medical, Inc.*	825	23,158
Avid Bioservices, Inc.*(a)	1,113	18,320
Cara Therapeutics, Inc.*	845	8,585
Coherus Biosciences, Inc.*	1,141	7,725
Collegium Pharmaceutical, Inc.*	603	15,998
Community Health Systems, Inc.*	2,283	13,835
Computer Programs and Systems, Inc.*	267	8,013
CONMED Corp. (a)	558	53,674
CorVel Corp.*	168	30,287
Cross Country Healthcare, Inc.*(a)	663	17,536
Cytokinetics, Inc.*	1,715	74,362
Eagle Pharmaceuticals, Inc.*	187	5,236
Emergent BioSolutions, Inc.*	781	9,669
Enanta Pharmaceuticals, Inc.*	362	17,557
Ensign Group, Inc.	1,012	90,554
Fulgent Genetics, Inc.*	374	12,263
Glaukos Corp.*	876	41,373
Innoviva, Inc.*	1,209	14,593
Inogen, Inc.*	404	6,331
iTeos Therapeutics, Inc.*	428	7,580
Ligand Pharmaceuticals, Inc.*	296	21,353
Merit Medical Systems, Inc.*	1,042	73,544
ModivCare, Inc.*	237	23,271
Myriad Genetics, Inc.*	1,457	27,566
Nektar Therapeutics*	3,271	4,514
NextGen Healthcare, Inc.*(a)	977	17,693
OraSure Technologies, Inc.*	1,383	8,727
Organogenesis Holdings, Inc.*	1,322	3,239
Orthofix Medical, Inc.*	598	12,319
Owens & Minor, Inc.*	1,414	21,677
Pediatrix Medical Group, Inc.*	1,489	23,437
Phibro Animal Health Corp., Class A	409	6,425
Prestige Consumer Healthcare, Inc.*	898	54,104
RadNet, Inc.*	877	20,684
REGENXBIO, Inc.*	712	15,842
Select Medical Holdings Corp.	1,881	51,144
Surmodics, Inc.*	263	5,744

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
uniQure NV*	773	$16,202
US Physical Therapy, Inc. (a)	238	24,117
Vanda Pharmaceuticals, Inc.*	1,005	6,472
Varex Imaging Corp.*	746	13,197
Veradigm, Inc.*	2,004	33,286
Vericel Corp.*	851	25,879
Xencor, Inc.*	1,106	35,536

(Cost $1,245,729)		1,164,491

Industrials — 16.6%
AAON, Inc.	765	69,584
ABM Industries, Inc.	1,209	58,528
Alamo Group, Inc.	188	34,289
Allegiant Travel Co.*	281	28,817
Applied Industrial Technologies, Inc.	704	100,573
ArcBest Corp.	447	43,001
Astec Industries, Inc.	424	19,093
Atlas Air Worldwide Holdings, Inc.*	474	47,784
AZZ, Inc.	469	19,065
Boise Cascade Co.	715	49,414
Brady Corp., Class A	834	46,003
Comfort Systems USA, Inc.	656	95,409
Deluxe Corp.	806	14,863
Encore Wire Corp.	334	64,465
Enerpac Tool Group Corp.	1,039	27,980
EnPro Industries, Inc.	381	40,958
Federal Signal Corp.	1,098	57,941
Forrester Research, Inc.*	210	6,907
Forward Air Corp.	487	50,263
Franklin Electric Co., Inc.	715	68,333
GEO Group, Inc.*	2,311	20,244
Granite Construction, Inc.	784	33,869
Greenbrier Cos., Inc.	589	18,913
Harsco Corp.*	1,420	12,013
Healthcare Services Group, Inc.	1,331	17,662
Heartland Express, Inc.	820	13,227
Heidrick & Struggles International, Inc.	352	12,084
Hillenbrand, Inc.	1,279	60,292
HNI Corp.	735	22,969
Interface, Inc.	1,049	9,252
John Bean Technologies Corp.	576	63,873
KAR Auction Services, Inc.*	2,018	28,837
Kelly Services, Inc., Class A	651	10,891
Korn Ferry	973	54,381
Lindsay Corp.	200	30,098
Liquidity Services, Inc.*	476	6,026
Matson, Inc.	690	45,892
Matthews International Corp., Class A	556	21,217
MYR Group, Inc.*	297	35,821
NOW, Inc.*	1,996	25,649
NV5 Global, Inc.*	224	23,569
PGT Innovations, Inc.*	1,105	23,371
Pitney Bowes, Inc.	2,980	12,933
Powell Industries, Inc.	173	7,673
Proto Labs, Inc.*	494	15,531
Quanex Building Products Corp.	590	15,311
Resideo Technologies, Inc.*	2,640	48,418
SkyWest, Inc.*	917	17,487

	Number of Shares	Value
Industrials (Continued)
SPX Technologies, Inc.*	821	$57,831
Standex International Corp.	220	25,450
Tennant Co.	338	23,937
Titan International, Inc.*	905	11,231
TrueBlue, Inc.*	589	11,014
Veritiv Corp.	248	37,557
Viad Corp.*	362	9,307
Wabash National Corp.	893	24,468

(Cost $1,651,600)		1,851,568

Information Technology — 14.8%
8x8, Inc.*	2,074	11,034
ADTRAN Holdings, Inc.	1,263	22,039
Agilysys, Inc.*	364	29,087
Alarm.com Holdings, Inc.*	912	46,357
Arlo Technologies, Inc.*	1,533	5,825
Axcelis Technologies, Inc.*	600	77,124
Badger Meter, Inc.	528	64,215
Cerence, Inc.*	730	19,987
CEVA, Inc.*	405	12,782
Cohu, Inc.*	870	32,364
CTS Corp.	582	25,206
Digi International, Inc.*	638	21,290
Diodes, Inc.*	833	76,378
Ebix, Inc.	429	7,456
EVERTEC, Inc.	1,188	43,730
Extreme Networks, Inc.*	2,400	44,928
Fabrinet*	669	81,531
FARO Technologies, Inc.*	325	8,840
FormFactor, Inc.*	1,399	42,110
Harmonic, Inc.*	1,966	25,932
Ichor Holdings Ltd.*	537	17,694
Insight Enterprises, Inc.*	553	74,058
InterDigital, Inc.	533	38,904
Itron, Inc.*	821	45,787
Knowles Corp.*	1,661	28,204
Kulicke & Soffa Industries, Inc.	1,070	57,031
LivePerson, Inc.*	1,273	12,883
Methode Electronics, Inc.	667	32,503
NETGEAR, Inc.*	514	9,303
NetScout Systems, Inc.*	1,247	35,465
OneSpan, Inc.*	709	9,586
Onto Innovation, Inc.*	895	73,811
OSI Systems, Inc.*	290	26,839
PDF Solutions, Inc.*	556	20,817
Perficient, Inc.*	627	44,392
Plexus Corp.*	504	48,329
Progress Software Corp.	786	45,148
Rambus, Inc.*	1,962	86,779
Rogers Corp.*	344	50,637
ScanSource, Inc.*	446	13,906
SPS Commerce, Inc.*	660	99,422
TTEC Holdings, Inc.	334	13,447
Unisys Corp.*	1,184	5,896
Veeco Instruments, Inc.*	929	19,760
Viavi Solutions, Inc.*	4,135	45,237

(Cost $1,599,571)		1,654,053

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Materials — 5.7%
AdvanSix, Inc.	511	$21,028
American Vanguard Corp.	485	10,122
Arconic Corp.*	1,833	48,464
Balchem Corp.	583	75,790
Century Aluminum Co.*	913	11,020
Clearwater Paper Corp.*	297	11,461
Compass Minerals International, Inc.	631	24,312
Hawkins, Inc.	331	13,462
Haynes International, Inc.	232	12,693
HB Fuller Co.	981	68,435
Innospec, Inc.	455	49,804
Kaiser Aluminum Corp.	287	22,765
Koppers Holdings, Inc.	383	13,746
Livent Corp.*	3,279	76,893
Olympic Steel, Inc.	177	9,292
Quaker Chemical Corp.	248	48,553
Stepan Co.	377	39,242
SunCoke Energy, Inc.	1,503	14,293
TimkenSteel Corp.*	734	13,425
Trinseo PLC	628	14,557
Warrior Met Coal, Inc.	929	35,553

(Cost $604,014)		634,910

Real Estate — 6.7%
Acadia Realty Trust REIT	1,750	25,498
American Assets Trust, Inc. REIT	924	23,313
Anywhere Real Estate, Inc.*	2,009	11,632
Armada Hoffler Properties, Inc. REIT	1,180	15,128
Brandywine Realty Trust REIT	3,179	18,724
CareTrust REIT, Inc. REIT	1,748	34,383
Centerspace REIT	270	16,905
Chatham Lodging Trust REIT	908	11,087
Community Healthcare Trust, Inc. REIT	413	16,000
DiamondRock Hospitality Co. REIT	3,878	33,816
Easterly Government Properties, Inc. REIT (a)	1,624	24,522
Elme Communities REIT	1,622	30,185
Essential Properties Realty Trust, Inc. REIT	2,573	66,281
Getty Realty Corp. REIT	778	26,709
Hersha Hospitality Trust, Class A REIT	558	4,665
Innovative Industrial Properties, Inc. REIT	513	45,354
iStar, Inc. REIT	1,536	11,827
LTC Properties, Inc. REIT	748	26,793
Office Properties Income Trust REIT	910	14,960
Retail Opportunity Investments Corp. REIT	2,227	31,690
RPT Realty REIT	1,586	17,002
Safehold, Inc. REIT	454	13,566
SITE Centers Corp. REIT	3,378	45,164

	Number of Shares	Value
Real Estate (Continued)
Summit Hotel Properties, Inc. REIT	1,881	$13,919
Tanger Factory Outlet Centers, Inc. REIT	1,875	35,419
Uniti Group, Inc. REIT	4,411	24,216
Universal Health Realty Income Trust REIT	227	12,036
Urban Edge Properties REIT	2,112	32,525
Veris Residential, Inc. REIT*	1,431	23,096
Whitestone REIT	823	7,777
Xenia Hotels & Resorts, Inc. REIT	2,050	28,782

(Cost $886,106)		742,974

Utilities — 1.8%
American States Water Co.	667	59,563
Avista Corp.	1,344	55,265
California Water Service Group	991	56,725
Northwest Natural Holding Co.	648	31,325

(Cost $196,108)		202,878

TOTAL COMMON STOCKS (Cost $11,010,298)		11,092,158

OTHER INVESTMENTS — 0.0%
Health Care — 0.0%
Omniab, Inc. $12.50 Earnout *(b)(c)	105	0
Omniab, Inc. $15.00 Earnout *(b)(c)	105	0

(Cost $0)		0

TOTAL OTHER INVESTMENTS (Cost $0)		0

EXCHANGE-TRADED FUNDS — 0.3%
SPDR Portfolio S&P 600 Small Cap ETF (Cost $38,495)	1,013	40,500

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (d)(e) (Cost $2,525)	2,525	2,525

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.51% (d) (Cost $6,749)	6,749	6,749

TOTAL INVESTMENTS — 100.0% (Cost $11,058,067)		$11,141,932
Other assets and liabilities, net — (0.0)%		(2,997)

NET ASSETS — 100.0%		$11,138,935

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 28, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (d)(e)
22,525	—	(20,000	) (f)	—	—	181	—	2,525	2,525

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.51% (d)
33,982	226,002	(253,235)		—	—	119	—	6,749	6,749

56,507	226,002	(273,235)		—	—	300	—	9,274	9,274

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $335,624, which is 3.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)

Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $341,266.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$11,092,158	$–	$–	$11,092,158
Other Investments	–	–	0	0
Exchange-Traded Funds	40,500	–	–	40,500
Short-Term Investments (a)	9,274	–	–	9,274

TOTAL	$11,141,932	$–	$0	$11,141,932

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	30

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	Xtrackers S&P 500 ESG ETF	Xtrackers S&P 500 Growth ESG ETF	Xtrackers S&P 500 Value ESG ETF	Xtrackers S&P ESG Dividend Aristocrats ETF
Assets
Investment in non-affiliated securities at value	$641,993,091	$5,288,757	$5,111,645	$4,981,978
Investment in affiliated securities at value	—	—	—	17,875
Investment in DWS Government Money Market Series	2,189,692	4,824	2,167	1,425
Deposit with broker for futures contracts	217,800	—	—	—
Receivables:
Investment securities sold	—	—	—	168,227
Dividends	1,004,219	4,557	9,226	12,967
Interest	6,887	9	5	59
Securities lending income	851	7	—	—

Total assets	$645,412,540	$5,298,154	$5,123,043	$5,182,531

Liabilities
Payables:
Investment securities purchased	—	—	—	164,322
Investment advisory fees	51,109	633	605	596
Variation margin on futures contracts	10,800	—	—	—

Total liabilities	61,909	633	605	164,918

Net Assets, at value	$645,350,631	$5,297,521	$5,122,438	$5,017,613

Net Assets Consist of
Paid-in capital	$690,149,425	$5,002,846	$5,000,025	$4,986,848
Distributable earnings (loss)	(44,798,794)	294,675	122,413	30,765

Net Assets, at value	$645,350,631	$5,297,521	$5,122,438	$5,017,613

Number of Common Shares outstanding	18,050,001	200,001	200,001	200,001

Net Asset Value	$35.75	$26.49	$25.61	$25.09

Investment in non-affiliated securities at cost	$704,614,972	$5,182,225	$4,996,346	$4,978,554

Investment in affiliated securities at cost	$—	$—	$—	$17,880

Value of securities loaned	$9,217,465	$—	$—	$—

Investment in DWS Government Money Market Series at cost	$2,189,692	$4,824	$2,167	$1,425

Non-cash collateral for securities on loan	$9,421,003	$—	$—	$—

See Notes to Financial Statements.	31

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 28, 2023 (Unaudited)

	Xtrackers S&P MidCap 400 ESG ETF	Xtrackers S&P SmallCap 600 ESG ETF
Assets
Investment in non-affiliated securities at value	$11,921,345	$11,132,658
Investment in DWS Government Money Market Series	11,541	6,749
Investment in DWS Government & Agency Securities Portfolio*	—	2,525
Receivables:
Investment securities sold	32,233	4,716
Dividends	9,780	7,707
Interest	57	19
Securities lending income	69	389

Total assets	$11,975,025	$11,154,763

Liabilities
Payable upon return of securities loaned	$—	$2,525
Payables:
Investment securities purchased	44,304	11,997
Investment advisory fees	1,402	1,306

Total liabilities	45,706	15,828

Net Assets, at value	$11,929,319	$11,138,935

Net Assets Consist of
Paid-in capital	$11,668,515	$11,519,833
Distributable earnings (loss)	260,804	(380,898)

Net Assets, at value	$11,929,319	$11,138,935

Number of Common Shares outstanding	450,001	450,001

Net Asset Value	$26.51	$24.75

Investment in non-affiliated securities at cost	$11,408,282	$11,048,793

Value of securities loaned	$335,557	$335,624

Investment in DWS Government Money Market Series at cost	$11,541	$6,749

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$2,525

Non-cash collateral for securities on loan	$346,955	$341,266

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	32

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2023 (Unaudited)

	Xtrackers S&P 500 ESG ETF	Xtrackers S&P 500 Growth ESG ETF(1)	Xtrackers S&P 500 Value ESG ETF(1)	Xtrackers S&P ESG Dividend Aristocrats ETF(1)
Investment Income
Unaffiliated dividend income	$6,245,617	$20,047	$41,959	$47,903
Income distributions from affiliated funds	30,375	31	25	83
Affiliated securities lending income	2	—	3	—
Unaffiliated securities lending income, net of borrower rebates	5,098	14	—	—

Total investment income	6,281,092	20,092	41,987	47,986

Expenses
Investment advisory fees	379,040	2,426	2,377	2,377
Other expenses	58	—	—	—

Total expenses	379,098	2,426	2,377	2,377

Less fees waived (see note 3):
Waiver	(35,009)	(0)	(0)	(1)

Net expenses	344,089	2,426	2,377	2,376

Net investment income (loss)	5,937,003	17,666	39,610	45,610

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,124,770)	(10,574)	(11,496)	(77,004)
In-kind redemptions	24,627,385	191,053	—	87,740
Futures contracts	(126,121)	—	—	—

Net realized gain (loss)	23,376,494	180,479	(11,496)	10,736

Net change in unrealized appreciation (depreciation) on:
Investments	(23,325,124)	106,532	115,299	3,424
Investments in affiliates	—	—	—	(5)
Futures contracts	10,190	—	—	—

Net change in unrealized appreciation (depreciation)	(23,314,934)	106,532	115,299	3,419

Net realized and unrealized gain (loss) on investments and futures	61,560	287,011	103,803	14,155

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,998,563	$304,677	$143,413	$59,765

(1)	For the period November 9, 2022 (commencement of operations) through February 28, 2023.

See Notes to Financial Statements.	33

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 28, 2023 (Unaudited)

	Xtrackers S&P MidCap 400 ESG ETF	Xtrackers S&P SmallCap 600 ESG ETF
Investment Income
Unaffiliated dividend income*	$86,480	$87,413
Income distributions from affiliated funds	144	119
Affiliated securities lending income	119	181
Unaffiliated securities lending income, net of borrower rebates	335	805

Total investment income	87,078	88,518

Expenses
Investment advisory fees	8,361	7,648
Other expenses	58	58

Total expenses	8,419	7,706

Less fees waived (see note 3):
Waiver	(2)	(2)

Net expenses	8,417	7,704

Net investment income (loss)	78,661	80,814

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	41,024	(33,740)

Net realized gain (loss)	41,024	(33,740)

Net change in unrealized appreciation (depreciation) on:
Investments	891,548	678,313

Net change in unrealized appreciation (depreciation)	891,548	678,313

Net realized and unrealized gain (loss) on investments	932,572	644,573

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,011,233	$725,387

* Unaffiliated foreign tax withheld	$—	$71

See Notes to Financial Statements.	34

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers S&P 500 ESG ETF		Xtrackers S&P 500 Growth ESG ETF	Xtrackers S&P 500 Value ESG ETF
	For the Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	For the Period November 9, 2022(1) to February 28, 2023 (Unaudited)	For the Period November 9, 2022(1) to February 28, 2023 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$5,937,003	$11,009,626	$17,666	$39,610
Net realized gain (loss)	23,376,494	82,828,583	180,479	(11,496)
Net change in net unrealized appreciation (depreciation)	(23,314,934)	(185,980,755)	106,532	115,299

Net increase (decrease) in net assets resulting from operations	5,998,563	(92,142,546)	304,677	143,413

Distributions to Shareholders	(6,196,169)	(10,676,805)	(10,002)	(21,000)

Fund Shares Transactions
Proceeds from shares sold	109,095,064	454,290,442	6,356,731	5,000,000
Value of shares redeemed	(211,411,975)	(348,358,077)	(1,353,910)	—

Net increase (decrease) in net assets resulting from fund share transactions	(102,316,911)	105,932,365	5,002,821	5,000,000

Total net increase (decrease) in Net Assets	(102,514,517)	3,113,014	5,297,496	5,122,413

Net Assets
Beginning of period	747,865,148	744,752,134	25	25

End of period	$645,350,631	$747,865,148	$5,297,521	$5,122,438

Changes in Shares Outstanding
Shares outstanding, beginning of period	21,000,001	18,650,001	1	1
Shares sold	3,100,000	11,650,000	250,000	200,000
Shares redeemed	(6,050,000)	(9,300,000)	(50,000)	—

Shares outstanding, end of period	18,050,001	21,000,001	200,001	200,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	35

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P ESG Dividend Aristocrats ETF	Xtrackers S&P MidCap 400 ESG ETF		Xtrackers S&P SmallCap 600 ESG ETF
	For the Period November 9, 2022(1) to February 28, 2023 (Unaudited)	For the Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$45,610	$78,661	$134,537	$80,814	$125,129
Net realized gain (loss)	10,736	41,024	(119,108)	(33,740)	(145,350)
Net change in net unrealized appreciation (depreciation)	3,419	891,548	(1,161,848)	678,313	(1,080,165)

Net increase (decrease) in net assets resulting from operations	59,765	1,011,233	(1,146,419)	725,387	(1,100,386)

Distributions to Shareholders	(29,000)	(89,478)	(125,672)	(88,345)	(182,588)

Fund Shares Transactions
Proceeds from shares sold	6,282,907	—	2,580,181	1,109,309	1,210,311
Value of shares redeemed	(1,296,084)	—	(1,257,281)	—	(1,205,460)

Net increase (decrease) in net assets resulting from fund share transactions	4,986,823	— —	1,322,900	1,109,309	4,851

Total net increase (decrease) in Net Assets	5,017,588	921,755	50,809	1,746,351	(1,278,123)

Net Assets
Beginning of period	25	11,007,564	10,956,755	9,392,584	10,670,707

End of period	$5,017,613	$11,929,319	$11,007,564	$11,138,935	$9,392,584

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	450,001	400,001	400,001	400,001
Shares sold	250,000	—	100,000	50,000	50,000
Shares redeemed	(50,000)	—	(50,000)	—	(50,000)

Shares outstanding, end of period	200,001	450,001	450,001	450,001	400,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	36

DBX ETF Trust

Financial Highlights

Xtrackers S&P 500 ESG ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Years Ended August 31,			Period Ended 8/31/2019(a)
			2022	2021	2020
Net Asset Value, beginning of period	$35.61		$39.93	$31.08	$25.30	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.30		0.53	0.49	0.50	0.10
Net realized and unrealized gain (loss)	0.14		(4.32)	8.79	5.85	0.20

Total from investment operations	0.44		(3.79)	9.28	6.35	0.30

Less distributions from:
Net investment income	(0.30)		(0.53)	(0.43)	(0.57)	—

Total distributions	(0.30)		(0.53)	(0.43)	(0.57)	—

Net Asset Value, end of period	$35.75		$35.61	$39.93	$31.08	$25.30

Total Return (%)(c)	1.27	**	(9.59)	30.16	25.71	1.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	645		748	745	270	11
Ratio of expenses before fee waiver (%)	0.11	*	0.11	0.11	0.11	0.11	*
Ratio of expenses after fee waiver (%)	0.10	*	0.10	0.10	0.11	0.11	*
Ratio of net investment income (loss) (%)	1.72	*	1.37	1.41	1.86	2.08	*
Portfolio turnover rate (%)(d)	1	**	6	13	11	0	**

Xtrackers S&P 500 Growth ESG ETF Selected Per Share Data	Period Ended 2/28/2023(e) (Unaudited)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.09
Net realized and unrealized gain (loss)	1.45

Total from investment operations	1.54

Less distributions from:
Net investment income	(0.05)

Total distributions	(0.05)

Net Asset Value, end of period	$26.49

Total Return (%)(c)	6.17	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5
Ratio of expenses before fee waiver (%)	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*
Ratio of net investment income (loss) (%)	1.09	*
Portfolio turnover rate (%)(d)	26	**

(a)	For the period June 26, 2019 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period November 9, 2022 (commencement of operations) through February 28, 2023.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	37

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 Value ESG ETF Selected Per Share Data	Period Ended 2/28/2023(a) (Unaudited)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.20
Net realized and unrealized gain (loss)	0.52

Total from investment operations	0.72

Less distributions from:
Net investment income	(0.11)

Total distributions	(0.11)

Net Asset Value, end of period	$25.61

Total Return (%)(c)	2.87	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5
Ratio of expenses before fee waiver (%)	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*
Ratio of net investment income (loss) (%)	2.50	*
Portfolio turnover rate (%) (d)	42	**

Xtrackers S&P ESG Dividend Aristocrats ETF Selected Per Share Data	Period Ended 2/28/2023(a) (Unaudited)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.23
Net realized and unrealized gain (loss)	0.01

Total from investment operations	0.24

Less distributions from:
Net investment income	(0.15)

Total distributions	(0.15)

Net Asset Value, end of period	$25.09

Total Return (%)(c)	0.94	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5
Ratio of expenses before fee waiver (%)	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*
Ratio of net investment income (loss) (%)	2.88	*
Portfolio turnover rate (%)(d)	28	**

(a)	For the period November 9, 2022 (commencement of operations) through February 28, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	38

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P MidCap 400 ESG ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Year Ended 8/31/2022	Period Ended 8/31/2021(a)
Net Asset Value, beginning of period	$24.46		$27.39	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.17		0.32	0.14
Net realized and unrealized gain (loss)	2.08		(2.94)	2.33

Total from investment operations	2.25		(2.62)	2.47

Less distributions from:
Net investment income	(0.20)		(0.31)	(0.08)

Total distributions	(0.20)		(0.31)	(0.08)

Net Asset Value, end of period	$26.51		$24.46	$27.39

Total Return (%)(c)	9.27	**	(9.64)	9.92	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	12		11	11
Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	*
Ratio of net investment income (loss) (%)	1.41	*	1.24	1.00	*
Portfolio turnover rate (%)(d)	10	**	41	27	**

Xtrackers S&P SmallCap 600 ESG ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Year Ended 8/31/2022	Period Ended 8/31/2021(a)
Net Asset Value, beginning of period	$23.48		$26.68	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.19		0.31	0.16
Net realized and unrealized gain (loss)	1.28		(3.05)	1.59

Total from investment operations	1.47		(2.74)	1.75

Less distributions from:
Net investment income	(0.20)		(0.34)	(0.07)
Net realized gains	–		(0.12)	–

Total distributions	(0.20)		(0.46)	(0.07)

Net Asset Value, end of period	$24.75		$23.48	$26.68

Total Return (%)(c)	6.36	**	(10.43)	7.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	11		9	11
Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	*
Ratio of net investment income (loss) (%)	1.59	*	1.22	1.19	*
Portfolio turnover rate (%)(d)	7	**	43	25	**

(a)	For the period February 24, 2021 (commencement of operations) through August 31, 2021.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	39

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2023, the Trust consists of thirty-eight investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers S&P 500 ESG ETF
Xtrackers S&P 500 Growth ESG ETF
Xtrackers S&P 500 Value ESG ETF
Xtrackers S&P ESG Dividend Aristocrats ETF
Xtrackers S&P MidCap 400 ESG ETF
Xtrackers S&P SmallCap 600 ESG ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF and Xtrackers S&P ESG Dividend Aristocrats ETF offers shares that are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers S&P 500 ESG ETF	S&P 500 ESG Index
Xtrackers S&P 500 Growth ESG ETF	S&P 500 Growth ESG Index
Xtrackers S&P 500 Value ESG ETF	S&P 500 Value ESG Index
Xtrackers S&P ESG Dividend Aristocrats ETF	S&P ESG High Yield Dividend Aristocrats Index
Xtrackers S&P MidCap 400 ESG ETF	S&P MidCap 400 ESG Index
Xtrackers S&P SmallCap 600 ESG ETF	S&P SmallCap 600 ESG Index

S&P 500 ESG Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P 500 Growth ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Value Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

40

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

S&P 500 Value ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Growth Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P ESG High Yield Dividend Aristocrats Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats Index that meet certain environmental, social and governance (“ESG”) criteria. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of January. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P MidCap 400 ESG Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P SmallCap 600 ESG is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

41

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for

42

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2023, the Funds did not incur any interest or penalties.

At August 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers S&P 500 ESG ETF	$3,129,116	$77,906	$3,207,022
Xtrackers S&P MidCap 400 ESG ETF	—	3,522	3,522
Xtrackers S&P SmallCap 600 ESG ETF	49,959	166,957	216,916

As of August 31, 2022, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers S&P 500 ESG ETF	$790,353,761	$(43,618,583)	$30,515,577	$(74,134,160)
Xtrackers S&P MidCap 400 ESG ETF	11,692,863	(687,873)	775,499	(1,463,372)
Xtrackers S&P SmallCap 600 ESG ETF	10,271,336	(828,866)	723,545	(1,552,411)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of February 28, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

43

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2023, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of February 28, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2023, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2023

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers S&P 500 ESG ETF
Common Stocks	$—	$—	$321,400	$9,099,603	$9,421,003

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$9,421,003

Xtrackers S&P MidCap 400 ESG ETF
Common Stocks	$—	$—	$18,330	$328,626	$346,955

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$346,955

Xtrackers S&P SmallCap 600 ESG ETF
Common Stocks	$2,525	$—	$7,388	$333,878	$343,791

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$343,791

As of February 28, 2023, Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF and Xtrackers S&P ESG Dividend Aristocrats ETF had no securities on loan.

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will

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Notes to Financial Statements (Unaudited) (Continued)

enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2023, Xtrackers S&P 500 ESG ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 28, 2023 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers S&P 500 ESG ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$27,629

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers S&P 500 ESG ETF	$(126,121)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers S&P 500 ESG ETF	$10,190

For the period ended February 28, 2023 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers S&P 500 ESG ETF	$2,047,024

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers S&P 500 ESG ETF	0.11%
Xtrackers S&P 500 Growth ESG ETF	0.15%
Xtrackers S&P 500 Value ESG ETF	0.15%
Xtrackers S&P ESG Dividend Aristocrats ETF	0.15%
Xtrackers S&P MidCap 400 ESG ETF	0.15%
Xtrackers S&P SmallCap 600 ESG ETF	0.15%

The Advisor for the Xtrackers S&P 500 ESG ETF has contractually agreed through December 21, 2023 to waive its fees and/or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period ended February 28, 2023, the Advisor waived $34,458 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 28, 2023, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers S&P 500 ESG ETF	$551
Xtrackers S&P 500 Growth ESG ETF	0
Xtrackers S&P 500 Value ESG ETF	0
Xtrackers S&P ESG Dividend Aristocrats ETF	1
Xtrackers S&P MidCap 400 ESG ETF	2
Xtrackers S&P SmallCap 600 ESG ETF	2

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

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Notes to Financial Statements (Unaudited) (Continued)

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended February 28, 2023, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers S&P 500 ESG ETF	$5,748,625	$7,284,290
Xtrackers S&P 500 Growth ESG ETF	1,428,521	1,445,117
Xtrackers S&P 500 Value ESG ETF	2,163,727	2,185,127
Xtrackers S&P ESG Dividend Aristocrats ETF	1,237,412	1,276,195
Xtrackers S&P MidCap 400 ESG ETF	1,092,264	1,100,423
Xtrackers S&P SmallCap 600 ESG ETF	674,282	673,659

For the period ended February 28, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers S&P 500 ESG ETF	$109,067,989	$211,263,510
Xtrackers S&P 500 Growth ESG ETF	6,387,559	1,369,217
Xtrackers S&P 500 Value ESG ETF	5,029,282	—
Xtrackers S&P ESG Dividend Aristocrats ETF	6,303,911	1,279,430
Xtrackers S&P SmallCap 600 ESG ETF	1,104,919	—

5. Fund Share Transactions

As of February 28, 2023, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 28, 2023, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers S&P 500 Growth ESG ETF	98%
Xtrackers S&P 500 Value ESG ETF	98%
Xtrackers S&P ESG Dividend Aristocrats ETF	95%
Xtrackers S&P MidCap 400 ESG ETF	52%
Xtrackers S&P SmallCap 600 ESG ETF	79%

47

DBX ETF Trust

Liquidity Risk Management (Unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (the “Advisor”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). The Advisor has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of the Advisor that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2023, as required by the Program and the Liquidity Rule, the Advisor provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, your Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, the Advisor stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. The Advisor also reported that there were no material changes made to the Program during the Reporting Period.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited)

Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 15-16, 2023 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF, and Xtrackers S&P SmallCap 600 ESG ETF, (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 13, 2023 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held on February 15 and February 16, 2023.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds

50

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers S&P 500 Growth ESG ETF and Xtrackers S&P 500 Value ESG ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 10, 2022, the Trustees, all of who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) of DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement between DBX Advisors LLC (“DBX” or the “Advisor”) and the Trust, with respect to Xtrackers S&P 500 Growth ESG ETF and Xtrackers S&P 500 Value ESG ETF (each a “Fund”, and together, the “Funds”). The Independent Trustees were advised throughout the review and meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to each Fund and its shareholders; (2) the financial resources of the Advisor and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Funds’ advisory fee; (4) the total cost of the services to be provided by, and the anticipated profits to be realized, by the Advisor from its relationship with the Funds; and (5) the extent to which economies of scale would be realized, and if each Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Advisor under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor will provide, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the

51

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolio directly, the Advisor will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fee to be paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Funds), noting the Advisor’s extensive work with these service providers (including onsite and virtual due diligence sessions) to conduct such supervision (which would cover the Funds as well). The Board further considered the compliance program of the Advisor, which supports the compliance program of the Advisor’s currently managed funds (which would also cover the Funds).

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is below the average and median fee of the ETFs in the Fund’s respective peer group. The Board accordingly noted that each Fund’s fees are competitive with the fees of its respective peer groups. The Board agreed that it was familiar with the Advisor’s methodology for selecting the Funds’ peer groups and believed that each Fund’s peer group was appropriate. The Board considered that the proposed fees for each Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs (subject to certain specified exceptions). The Board also considered that the Funds’ portfolios will be managed on a day-to-day basis by the Advisor and that the Advisor will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fees for each Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability.    The Board considered the anticipated expenses of the Advisor in developing and rendering services to be provided to the Funds and the likelihood and level of profits in the early years of the Funds’ operations. The Board noted that because the Funds are new, it is difficult to estimate the profitability of the Funds to the Advisor at this time. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board noted that each Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Funds are new, it is difficult to estimate whether the Funds would experience economies of scale beyond those already reflected in the advisory fees. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers S&P ESG Dividend Aristocrats ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 10, 2022, the Trustees, all of who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) of DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the

52

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

Investment Advisory Agreement between DBX Advisors LLC (“DBX” or the “Advisor”) and the Trust, with respect to Xtrackers S&P ESG Dividend Aristocrats ETF (the “Fund”). The Independent Trustees were advised throughout the review and meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) the financial resources of the Advisor and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Fund’s advisory fee; (4) the total cost of the services to be provided by, and the anticipated profits to be realized, by the Advisor from its relationship with the Fund; and (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Advisor under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the Advisor will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fee to be paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Advisor in supervising third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Advisor’s extensive work with these service providers (including onsite and virtual due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Advisor, which supports the compliance program of the Advisor’s currently managed funds (which would also cover the Fund).

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

53

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

Reasonableness of Advisory Fee.    The Board compared the Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s respective peer group. The Board accordingly noted that the Fund’s fees are competitive with the fees of its peer groups. The Board agreed that it was familiar with the Advisor’s methodology for selecting the Fund’s peer groups and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fees for the Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs (subject to certain specified exceptions). The Board also considered that the Fund’s portfolios will be managed on a day-to-day basis by the Advisor and that the Advisor will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability.    The Board considered the anticipated expenses of the Advisor in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Advisor at this time. The Board considered whether the Advisor would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Fund.

Economies of Scale.    The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the advisory fees. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

54

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe at a price above (i.e.,at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

55

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in a Fund’s investment strategy does not guarantee a return or protect against loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Stocks of medium-sized companies involve greater risk than securities of larger, more established companies. Small company stocks tend to be more volatile than medium-sized or large company stocks. Each Fund is currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

Environmental, social and governance (ESG) criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employee, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or CBOE BZX Exchange, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The S&P 400 ESG Index, S&P 500 ESG Index and S&P 600 ESG Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by DBX Advisors LLC. S&P®, S&P 400®, S&P 500® and S&P 600®, are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DBX Advisors. The ESG Scores used in the Indexes are calculated by SAM. DBX Advisors LLC Xtrackers ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates or SAM, and none of such parties make any representation regarding the advisability of investing in such ETFs, nor do they have any liability for any errors, omissions, or interruptions of the S&P 400 ESG Index, S&P 500 ESG Index and S&P 600 ESG Index.

Copyright © 2023 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-094867-1 (4/23) DBX005478 (4/24)

February 28, 2023

Semi-Annual Report

DBX ETF Trust

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell US Multifactor ETF (DEUS)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this semi-annual report on four of our equity ETFs for the period ended February 28, 2023.

The global economy showed signs of recovery during the reporting period on cooling inflation, a robust job market, and declining energy prices. Driven by slowing inflation in the U.S., central banks across developed countries announced slower rate hikes in their fight against rising prices. While central banks readjusted their stance again by revising the possible peak level for lending rates, the Bank of Japan continued to hold an accommodative stance on monetary policy in its push to solidify the economic recovery. While the Russia-Ukraine war continued, concerns of an energy crisis in Europe were largely abated as winter was not as cold as expected. In early 2023, developing markets continue to rally, even though inflation numbers seem primed to stay resolute.

U.S. equities wobbled through the period on high inflation levels and the consequent rate hikes by the U.S. Federal Reserve (Fed). Tight labor-market conditions kept inflation levels high with no signs of cooling. Despite multiple rate hikes by the Fed, inflation remained at its highest in decades, denting market expectations of a slowdown in rate hikes. A growing realization that the rate hikes by the Fed have not had much of an impact in taming inflation, weighed on the investor sentiment. Meanwhile, the U.S. economy expanded at a healthy pace in Q4 2022 despite looming fears of a recession. By February 2023, the unemployment rate had dipped to its lowest level in 53 years.

Eurozone equities rallied through the period on upbeat corporate earnings, strong business activity, falling energy prices and a milder-than-expected winter. Meanwhile, manufacturing activity also improved as supply bottlenecks eased. With winter ending, inflation in the Eurozone declined to 8.5% in February. Investors also expected the policymakers to ease off on the rate-hike spree. However, the European Central Bank maintained a hawkish stance and reiterated that it would work toward achieving the target inflation rate of 2%.

In the U.K., newly appointed Prime Minister Rishi Sunak signaled a slew of critical decisions in the coming days and promised a supportive approach to restoring the U.K.’s economic stability. U.K. equities rallied in the period, notwithstanding the historically high levels of inflation and the ensuing rate hikes. Elsewhere, Japan’s stocks also rallied on expectations of reduced monetary tightening by the Fed and other major central banks.

Our analysts believe 2023 will be a year of tackling uncertainties that can plague the investment environment. These relate to inflation rates, interest rate hikes, changing economic growth prospects, and geopolitical developments. Although there is a chance of a recession in 2023, we believe it will be shallow and mild, given the absence of structural imbalances in the economy. Meanwhile, we believe slowing demand and declining housing prices are likely to help reduce inflation and prompt the major central banks to pause or scale back further rate hikes.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers FTSE Developed ex US Multifactor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2023 (7.0% of Net Assets)

Description	% of Net Assets
Fairfax Financial Holdings Ltd. (Canada)	1.1%
Rio Tinto Ltd. (Australia)	0.9%
3i Group PLC (United Kingdom)	0.9%
Industrivarden AB, Class A (Sweden)	0.7%
Imperial Brands PLC (United Kingdom)	0.6%
Boliden AB (Sweden)	0.6%
Ampol Ltd. (Australia)	0.6%
Carrefour SA (France)	0.6%
ENEOS Holdings, Inc. (Japan)	0.5%
Mitsui & Co. Ltd. (Japan)	0.5%

Country Diversification* as of February 28, 2023

Japan	30.3%
United Kingdom	10.6%
Australia	10.6%
Canada	5.5%
France	4.9%
Sweden	4.8%
South Korea	4.1%
Singapore	4.0%
Switzerland	3.5%
Germany	3.0%
Hong Kong	2.7%
Netherlands	2.1%
Spain	2.1%
Other	11.8%

Total	100.0%

Sector Diversification* as of February 28, 2023

Industrials	21.9%
Materials	12.5%
Financials	10.7%
Consumer Staples	10.6%
Consumer Discretionary	10.2%
Utilities	8.3%
Real Estate	7.4%
Communication Services	6.5%
Information Technology	4.1%
Health Care	4.0%
Energy	3.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers MSCI Kokusai Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the “Underlying Index”). The MSCI Kokusai Index is also known as the MSCI World ex Japan Index. The Underlying Index is designed to track the performance of equity markets in developed markets (excluding Japan). The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance throughout the world. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2023 (18.1% of Net Assets)

Description	% of Net Assets
Apple, Inc. (United States)	4.8%
Microsoft Corp. (United States)	3.6%
Alphabet, Inc., Class C (United States)	2.1%
Amazon.com, Inc. (United States)	1.8%
NVIDIA Corp. (United States)	1.2%
Tesla, Inc. (United States)	1.1%
Exxon Mobil Corp. (United States)	0.9%
UnitedHealth Group, Inc. (United States)	0.9%
JPMorgan Chase & Co. (United States)	0.9%
Johnson & Johnson (United States)	0.8%

Country Diversification* as of February 28, 2023

United States	70.1%
United Kingdom	5.1%
Canada	3.7%
France	3.7%
Switzerland	3.4%
Germany	2.6%
Australia	2.4%
Other	9.0%

Total	100.0%

Sector Diversification* as of February 28, 2023

Information Technology	21.8%
Financials	14.7%
Health Care	13.6%
Consumer Discretionary	10.2%
Industrials	10.0%
Consumer Staples	7.6%
Communication Services	6.5%
Energy	5.5%
Materials	4.5%
Utilities	3.0%
Real Estate	2.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2023 (34.2% of Net Assets)

Description	% of Net Assets
Apple, Inc.	5.2%
Microsoft Corp.	4.8%
Berkshire Hathaway, Inc., Class B *	4.6%
Exxon Mobil Corp.	4.0%
Alphabet, Inc., Class A *	4.0%
Meta Platforms, Inc., Class A *	3.5%
Chevron Corp.	2.1%
Home Depot, Inc.	2.1%
Costco Wholesale Corp.	2.0%
UnitedHealth Group, Inc.	1.9%

Sector Diversification* as of February 28, 2023

Information Technology	23.9%
Health Care	14.4%
Consumer Discretionary	12.9%
Energy	10.3%
Communication Services	9.9%
Financials	9.2%
Consumer Staples	8.1%
Industrials	6.2%
Materials	3.8%
Real Estate	0.9%
Utilities	0.4%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 35.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Russell US Multifactor ETF (DEUS)

Xtrackers Russell US Multifactor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2023 (7.7% of Net Assets)

Description	% of Net Assets
Cardinal Health, Inc.	1.0%
McKesson Corp.	1.0%
Nucor Corp.	0.8%
Archer-Daniels-Midland Co.	0.8%
AmerisourceBergen Corp.	0.8%
Reliance Steel & Aluminum Co.	0.8%
Steel Dynamics, Inc.	0.7%
Willis Towers Watson PLC	0.6%
Phillips 66	0.6%
Amdocs Ltd.	0.6%

Sector Diversification* as of February 28, 2023

Industrials	18.8%
Information Technology	14.8%
Financials	13.4%
Health Care	11.2%
Consumer Discretionary	10.0%
Materials	8.7%
Consumer Staples	7.7%
Utilities	5.7%
Energy	3.9%
Real Estate	3.0%
Communication Services	2.8%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

5

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers FTSE Developed ex US Multifactor ETF
Actual	$1,000.00	$1,057.90	0.24%	$1.22
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.24%	$1.20
Xtrackers MSCI Kokusai Equity ETF
Actual	$1,000.00	$1,042.30	0.09%	$0.46
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	0.09%	$0.45
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Actual	$1,000.00	$1,027.20	0.19%	$0.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	0.19%	$0.95
Xtrackers Russell US Multifactor ETF
Actual	$1,000.00	$1,054.70	0.17%	$0.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.17%	$0.85

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

6

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.9%
Australia — 10.5%
Adbri Ltd.	4,196	$4,839
AGL Energy Ltd.	49,600	230,790
ALS Ltd.	3,542	30,311
Altium Ltd.	195	5,149
Alumina Ltd.	15,102	15,327
AMP Ltd.*	7,531	5,256
Ampol Ltd.	16,895	375,518
Ansell Ltd.	1,379	25,229
ANZ Group Holdings Ltd.	1,035	17,204
APA Group (a)	17,438	126,177
Aristocrat Leisure Ltd.	1,515	37,331
ASX Ltd.	1,157	53,086
Atlas Arteria Ltd. (a)	8,551	39,442
Aurizon Holdings Ltd.	84,088	187,693
Bank of Queensland Ltd.	986	4,694
Beach Energy Ltd.	19,955	19,041
Bendigo & Adelaide Bank Ltd.	5,058	33,358
BHP Group Ltd.	2,046	62,363
BlueScope Steel Ltd.	7,090	91,129
Boral Ltd.*	8,377	20,562
Brambles Ltd.	34,762	301,695
carsales.com Ltd.	840	12,853
Challenger Ltd.	2,685	13,562
Charter Hall Group REIT	4,673	41,943
Cleanaway Waste Management Ltd.	25,123	45,065
Cochlear Ltd.	772	115,687
Coles Group Ltd.	20,405	250,159
Commonwealth Bank of Australia	160	10,864
Computershare Ltd.	6,908	115,529
CSL Ltd.	102	20,381
CSR Ltd.	21,861	75,037
Deterra Royalties Ltd.	19,277	58,108
Dexus REIT	1,317	7,487
Downer EDI Ltd.	13,502	28,772
EBOS Group Ltd. (b)	1,464	40,245
Endeavour Group Ltd.	44,171	203,443
Fortescue Metals Group Ltd.	2,540	36,655
Goodman Group REIT	9,141	122,422
GPT Group REIT	67,319	213,818
Harvey Norman Holdings Ltd.	19,398	50,362
IGO Ltd.	544	4,817
Iluka Resources Ltd.	12,313	86,520
Incitec Pivot Ltd.	13,172	30,556
Insurance Australia Group Ltd.	15,854	49,714
JB Hi-Fi Ltd.	6,661	187,939
Lendlease Corp. Ltd. (a)	537	2,767
Lottery Corp. Ltd.*	15,235	53,321
Macquarie Group Ltd.	632	80,771
Medibank Pvt Ltd.	132,167	297,684
Metcash Ltd.	63,240	173,569
Mineral Resources Ltd.	90	5,011
Mirvac Group REIT	34,542	52,876
Newcrest Mining Ltd.	976	14,835
NEXTDC Ltd.*	272	1,884
Northern Star Resources Ltd.	2,880	20,140
Nufarm Ltd.	2,134	8,361

	Number of Shares	Value
Australia (Continued)
Orica Ltd.	2,500	$27,311
Origin Energy Ltd.	4,353	23,513
Orora Ltd.	63,530	151,230
OZ Minerals Ltd.	3,879	73,373
Perpetual Ltd.	1,003	16,497
Qantas Airways Ltd.*	3,218	13,932
QBE Insurance Group Ltd.	13,951	141,871
Qube Holdings Ltd.	22,866	49,651
Ramsay Health Care Ltd.	1,311	59,719
REA Group Ltd.	213	17,649
Reece Ltd.	791	8,823
Region RE Ltd. REIT	82,050	141,093
Rio Tinto Ltd.	7,739	609,190
Santos Ltd.	1,408	6,646
Scentre Group REIT	18,309	36,793
SEEK Ltd.	1,317	21,475
Seven Group Holdings Ltd.	2,073	34,221
Sims Ltd.	8,332	89,730
Sonic Healthcare Ltd.	8,235	178,871
South32 Ltd.	27,152	79,465
Stockland REIT	35,902	92,968
Suncorp Group Ltd.	7,010	60,744
Tabcorp Holdings Ltd.	162,684	110,803
Telstra Group Ltd.	17,114	48,010
TPG Telecom Ltd.	1,534	5,245
Transurban Group (a)	1,476	14,114
Treasury Wine Estates Ltd.	4,880	46,104
Vicinity Ltd. REIT	128,814	177,206
Washington H Soul Pattinson & Co. Ltd.	1,230	24,187
Wesfarmers Ltd.	2,503	81,424
Westpac Banking Corp.	2,055	31,222
Whitehaven Coal Ltd.	4,120	20,087
Woodside Energy Group Ltd.	3,628	87,855
Woolworths Group Ltd.	390	9,710
Worley Ltd.	1,159	11,856

(Cost $6,753,699)		6,821,939

Austria — 0.2%
ANDRITZ AG	1,161	71,966
OMV AG	235	11,491
Telekom Austria AG*	5,902	44,189
Verbund AG	74	6,443
voestalpine AG	690	25,626

(Cost $114,939)		159,715

Belgium — 1.1%
Ackermans & van Haaren NV	255	43,350
Ageas SA/NV	386	17,492
Anheuser-Busch InBev SA/NV	85	5,159
D’ieteren Group	208	40,477
Elia Group SA/NV	1,585	209,775
Etablissements Franz Colruyt NV	279	7,572
Groupe Bruxelles Lambert NV	101	8,517
KBC Group NV	145	10,872
Proximus SADP	5,204	48,124
Sofina SA	144	36,101
Solvay SA	413	47,412
UCB SA	782	67,489

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Belgium (Continued)
Umicore SA	1,133	$37,933
Warehouses De Pauw CVA REIT	3,450	105,957

(Cost $803,355)		686,230

Bermuda — 0.0%
Hiscox Ltd. (Cost $10,778)	880	12,145

Canada — 5.5%
Agnico Eagle Mines Ltd.	437	20,164
Alimentation Couche-Tard, Inc.	1,834	86,227
Bank of Montreal	177	16,813
Bank of Nova Scotia	81	4,012
Barrick Gold Corp.	2,859	46,304
BCE, Inc.	651	28,867
Brookfield Asset Management Ltd., Class A	47	1,585
Brookfield Corp.	294	9,804
Canadian Imperial Bank of Commerce	355	16,271
Canadian National Railway Co.	501	57,189
Canadian Natural Resources Ltd.	112	6,344
Canadian Pacific Railway Ltd.	107	8,145
Canadian Tire Corp. Ltd., Class A	948	118,436
Canadian Utilities Ltd., Class A	3,111	81,782
CGI, Inc.*	1,933	173,700
Constellation Software, Inc.	30	51,698
Dollarama, Inc.	2,668	154,462
Enbridge, Inc.	734	27,598
Fairfax Financial Holdings Ltd.	1,019	714,015
Fortis, Inc.	2,992	118,673
Franco-Nevada Corp.	556	71,129
George Weston Ltd.	1,542	193,621
Great-West Lifeco, Inc. (b)	539	14,739
Hydro One Ltd., 144A	3,363	87,468
IGM Financial, Inc.	1,424	43,428
Imperial Oil Ltd.	260	12,889
Intact Financial Corp.	1,225	176,365
Loblaw Cos. Ltd.	1,458	124,880
Lumine Group, Inc.* (c)	90	1,082
Magna International, Inc.	1,492	83,342
Manulife Financial Corp.	2,497	49,483
Metro, Inc.	5,655	294,370
National Bank of Canada	824	60,657
Nutrien Ltd.	447	34,908
Power Corp. of Canada	1,381	36,943
Restaurant Brands International, Inc.	390	25,223
Royal Bank of Canada	124	12,618
Saputo, Inc.	2,310	61,998
Shaw Communications, Inc., Class B	3,679	106,821
Sun Life Financial, Inc. (b)	1,470	71,197
Suncor Energy, Inc.	1,328	44,733
TC Energy Corp.	610	24,334
Teck Resources Ltd., Class B	311	12,443
TELUS Corp.	1,246	24,829
Thomson Reuters Corp.	500	60,693
Toronto-Dominion Bank	215	14,347
Tourmaline Oil Corp.	797	35,007
Wheaton Precious Metals Corp.	945	39,460

(Cost $3,009,504)		3,561,096

	Number of Shares	Value
Chile — 0.1%
Antofagasta PLC (Cost $37,361)	2,779	$52,821

China — 0.2%
Lenovo Group Ltd.	76,984	69,045
Want Want China Holdings Ltd.	77,506	48,777

(Cost $121,068)		117,822

Denmark — 0.9%
A.P. Moller — Maersk A/S, Class A	13	29,860
A.P. Moller — Maersk A/S, Class B	19	44,427
Carlsberg A/S, Class B	1,054	149,555
Chr Hansen Holding A/S	240	16,685
Coloplast A/S, Class B	426	49,399
Danske Bank A/S	1,110	25,852
Demant A/S*	271	8,144
DSV A/S	57	10,404
Genmab A/S*	104	39,241
H Lundbeck A/S	2,961	12,556
H Lundbeck A/S, Class A*	1,706	6,539
Novo Nordisk A/S, Class B	159	22,570
Novozymes A/S, Class B	1,435	69,358
Orsted AS, 144A	137	12,009
Royal Unibrew A/S	386	26,967
SimCorp A/S	85	6,124
Tryg A/S	1,558	34,621
Vestas Wind Systems A/S	164	4,688

(Cost $553,565)		568,999

Finland — 1.6%
Elisa OYJ	2,478	141,172
Fortum OYJ	389	5,965
Huhtamaki OYJ (b)	389	13,775
Kesko OYJ, Class B	2,949	64,331
Kojamo OYJ	9,014	119,874
Kone OYJ, Class B	1,210	63,070
Metso Outotec OYJ	598	6,393
Neste OYJ	312	15,118
Nokia OYJ	3,951	18,350
Nordea Bank Abp	1,391	17,663
Orion OYJ, Class B	2,832	133,799
Sampo OYJ, Class A	2,327	113,617
Stora Enso OYJ, Class R	6,331	89,934
UPM-Kymmene OYJ	3,212	116,871
Valmet OYJ	2,492	82,639
Wartsila OYJ Abp	2,324	22,566

(Cost $1,163,188)		1,025,137

France — 4.8%
Air Liquide SA	356	56,842
Airbus SE	42	5,524
ALD SA, 144A	1,586	21,125
Alstom SA (b)	290	8,559
Amundi SA, 144A	340	22,500
Arkema SA	753	76,789
AXA SA	477	15,100
BioMerieux	331	32,554
BNP Paribas SA	144	10,102
Bollore SE	9,947	55,803

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
France (Continued)
Bouygues SA	3,011	$102,309
Bureau Veritas SA	2,008	57,624
Capgemini SE	199	37,533
Carrefour SA	17,785	352,889
Cie de L’Odet SE (b)	8	12,217
Cie de Saint-Gobain	1,047	62,546
Cie Generale des Etablissements Michelin SCA	3,862	121,784
Credit Agricole SA	451	5,530
Danone SA	1,238	69,899
Dassault Aviation SA	516	89,033
Dassault Systemes SE	183	7,099
Edenred	1,181	66,781
Eiffage SA	1,815	200,180
Engie SA	9,777	143,459
EssilorLuxottica SA	81	14,122
Eurazeo SE	1,818	123,006
Gecina SA REIT	181	20,942
Getlink SE	1,047	17,682
Hermes International	6	10,916
Ipsen SA	494	56,632
JCDecaux SE*	354	8,124
Kering SA	24	14,126
La Francaise des Jeux SAEM, 144A	195	7,732
Legrand SA	585	54,347
L’Oreal SA	22	8,752
LVMH Moet Hennessy Louis Vuitton SE	10	8,367
Orange SA	19,336	221,299
Pernod Ricard SA	215	45,077
Publicis Groupe SA	1,206	96,229
Remy Cointreau SA	221	38,999
Renault SA*	516	23,240
Rexel SA*	1,023	25,549
Sanofi	414	39,027
Sartorius Stedim Biotech	14	4,583
Schneider Electric SE	162	26,134
SEB SA (b)	196	22,740
Societe Generale SA	184	5,331
Sodexo SA	360	33,497
Teleperformance	144	37,567
Thales SA	288	40,377
TotalEnergies SE	468	29,069
Ubisoft Entertainment SA*	226	5,004
Veolia Environnement SA	4,819	144,680
Vinci SA	671	76,739
Vivendi SE	19,240	198,899
Wendel SE	496	56,546

(Cost $2,840,931)		3,149,115

Germany — 2.9%
adidas AG	94	14,122
Allianz SE	78	18,376
BASF SE	1,266	65,082
Bayer AG	676	40,354
Bayerische Motoren Werke AG	754	78,163
Bechtle AG	113	4,785
Beiersdorf AG	453	54,286
Brenntag SE	508	38,466

	Number of Shares	Value
Germany (Continued)
Carl Zeiss Meditec AG	40	$5,358
Continental AG	212	15,288
Covestro AG, 144A	887	39,179
CTS Eventim AG & Co. KGaA*	247	16,293
Daimler Truck Holding AG*	1,608	51,184
Deutsche Boerse AG	53	9,274
Deutsche Post AG	969	41,228
Deutsche Telekom AG	2,204	49,633
E.ON SE	16,954	186,000
Evonik Industries AG	1,648	35,356
Fielmann AG	171	6,097
Fresenius Medical Care AG & Co. KGaA	403	15,779
Fresenius SE & Co. KGaA	571	15,762
FUCHS PETROLUB SE	541	17,786
GEA Group AG	2,023	89,291
Hannover Rueck SE	155	30,196
HeidelbergCement AG	1,130	78,038
Henkel AG & Co. KGaA	364	25,265
HOCHTIEF AG	78	5,334
Infineon Technologies AG	129	4,585
Knorr-Bremse AG	74	5,055
LEG Immobilien SE	925	67,471
Mercedes-Benz Group AG	584	44,995
Merck KGaA	356	67,711
METRO AG*	1,226	11,110
MTU Aero Engines AG	124	30,048
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	99	34,237
Puma SE	59	3,779
Rational AG	13	8,658
Rheinmetall AG	83	21,178
RWE AG	6,384	272,434
SAP SE	73	8,321
Scout24 SE, 144A	628	34,578
Siemens AG	94	14,425
Siemens Energy AG* (b)	625	12,574
Symrise AG	210	21,558
Talanx AG	68	3,257
Telefonica Deutschland Holding AG	30,361	92,440
United Internet AG	753	16,546
Vantage Towers AG* (b)	415	14,348
Vonovia SE	233	5,893
Wacker Chemie AG	67	10,544

(Cost $1,799,064)		1,851,720

Hong Kong — 2.7%
AIA Group Ltd.	1,818	19,281
ASMPT Ltd.	2,353	20,054
Bank of East Asia Ltd.	7,259	10,246
BOC Hong Kong Holdings Ltd.	5,040	17,047
Budweiser Brewing Co. APAC Ltd., 144A	2,636	7,892
Cafe de Coral Holdings Ltd.	10,020	15,395
Cathay Pacific Airways Ltd.*	5,616	5,523
China Travel International Investment Hong Kong Ltd.*	38,656	7,682
Chow Tai Fook Jewellery Group Ltd.	8,078	15,642
CK Asset Holdings Ltd.	14,176	88,854
CK Hutchison Holdings Ltd.	28,711	171,180

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
CK Infrastructure Holdings Ltd.	5,073	$26,756
CLP Holdings Ltd.	9,732	68,872
Dah Sing Financial Holdings Ltd.	1,787	4,826
DFI Retail Group Holdings Ltd.	3,800	12,236
ESR Group Ltd., 144A	1,622	2,757
First Pacific Co. Ltd.	81,517	27,313
Hang Lung Group Ltd.	5,688	10,333
Hang Lung Properties Ltd.	3,504	6,758
Hang Seng Bank Ltd.	787	12,793
Henderson Land Development Co. Ltd.	3,863	13,558
Hong Kong & China Gas Co. Ltd.	15,734	14,793
Hong Kong Exchanges & Clearing Ltd.	147	5,892
Hutchison Port Holdings Trust, Class U	182,500	33,580
Hutchison Telecommunications Hong Kong Holdings Ltd.	87,155	14,878
Hysan Development Co. Ltd.	5,427	17,181
Jardine Matheson Holdings Ltd.	5,100	252,552
Kerry Logistics Network Ltd.	13,657	22,549
Kerry Properties Ltd.	32,170	80,492
Link REIT	8,344	54,851
MTR Corp. Ltd.	2,641	13,307
New World Development Co. Ltd.	3,315	9,017
NWS Holdings Ltd.	21,812	19,201
PCCW Ltd.	189,436	94,121
Power Assets Holdings Ltd.	26,088	139,588
Sino Land Co. Ltd.	61,320	78,588
SITC International Holdings Co. Ltd.	8,909	18,614
Sun Hung Kai Properties Ltd.	2,610	35,645
Swire Pacific Ltd., Class A	6,635	54,098
Swire Pacific Ltd., Class B	17,598	22,240
Swire Properties Ltd.	3,665	9,642
VTech Holdings Ltd.	4,239	23,275
WH Group Ltd., 144A	161,097	93,586
Wharf Holdings Ltd.	4,369	9,674
Wharf Real Estate Investment Co. Ltd.	2,983	16,341
Xinyi Glass Holdings Ltd.	8,474	15,826
Yue Yuen Industrial Holdings Ltd.	7,414	10,956

(Cost $1,884,817)		1,725,485

Ireland — 0.6%
CRH PLC	1,625	76,873
DCC PLC	2,916	163,168
Experian PLC	1,453	49,342
Glanbia PLC	1,896	23,545
James Hardie Industries PLC CDI	1,051	21,992
Kerry Group PLC, Class A	360	34,597
Kingspan Group PLC	104	6,792
Smurfit Kappa Group PLC	1,271	47,593

(Cost $418,332)		423,902

Israel — 1.8%
Airport City Ltd.*	5,063	66,915
Alony Hetz Properties & Investments Ltd.	4,304	37,479
Amot Investments Ltd.	4,747	23,521
Ashtrom Group Ltd.	443	6,791
Azrieli Group Ltd.	500	28,059
Bank Hapoalim BM	6,011	50,319
Bank Leumi Le-Israel BM	6,616	51,490

	Number of Shares	Value
Israel (Continued)
Bezeq The Israeli Telecommunication Corp. Ltd.	80,579	$111,571
Big Shopping Centers Ltd.*	149	12,926
Elbit Systems Ltd.	484	82,067
Elco Ltd.	166	6,126
Electra Ltd. (b)	16	6,487
Energix-Renewable Energies Ltd.	1,271	3,497
Enlight Renewable Energy Ltd.*	752	12,311
First International Bank Of Israel Ltd.	302	10,706
Fox Wizel Ltd.	62	4,930
Gav-Yam Lands Corp. Ltd.	2,104	15,038
Harel Insurance Investments & Financial Services Ltd.	1,587	13,359
ICL Group Ltd.	16,233	118,026
Israel Corp. Ltd.	47	16,044
Israel Discount Bank Ltd., Class A	9,684	45,968
Melisron Ltd.	345	20,645
Mivne Real Estate KD Ltd. (b)	21,710	56,132
Mizrahi Tefahot Bank Ltd.	806	23,984
Nice Ltd.*	124	25,662
Nova Ltd.*	231	21,089
OPC Energy Ltd.*	485	3,926
Paz Oil Co. Ltd.*	722	76,489
Phoenix Holdings Ltd.	2,042	19,503
Sapiens International Corp NV	183	3,813
Shapir Engineering and Industry Ltd.	1,197	7,897
Shufersal Ltd.	7,351	37,952
Strauss Group Ltd.	2,336	53,204
Teva Pharmaceutical Industries Ltd.*	726	7,218
Tower Semiconductor Ltd.*	1,699	69,486

(Cost $1,286,016)		1,150,630

Italy — 1.7%
A2A SpA	38,772	57,380
Amplifon SpA	128	3,717
Assicurazioni Generali SpA	1,584	31,430
Banca Mediolanum SpA	929	9,040
Buzzi Unicem SpA	2,141	49,384
Davide Campari-Milano NV	1,772	19,910
De’ Longhi SpA	257	6,432
Enel SpA	8,525	48,070
Eni SpA	11,626	164,794
Ferrari NV	204	53,069
Hera SpA	25,984	69,524
Infrastrutture Wireless Italiane SpA, 144A	1,278	14,122
Interpump Group SpA	178	9,806
Intesa Sanpaolo SpA	2,126	5,775
Italgas SpA	20,042	114,456
Leonardo SpA	2,224	25,036
Mediobanca Banca di Credito Finanziario SpA	1,517	16,249
Moncler SpA	698	42,785
Pirelli & C SpA, 144A	5,145	26,310
Poste Italiane SpA, 144A	372	4,024
PRADA SpA	1,128	7,631
Prysmian SpA	3,394	130,908
Recordati Industria Chimica e Farmaceutica SpA	1,022	43,505

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Reply SpA	52	$6,276
Snam SpA	10,352	51,005
Terna — Rete Elettrica Nazionale	9,084	68,668
UnipolSai Assicurazioni SpA	3,570	9,109

(Cost $1,081,303)		1,088,415

Japan — 30.1%
ABC-Mart, Inc. (b)	663	32,660
Acom Co. Ltd.	1,700	4,181
Activia Properties, Inc. REIT	4	11,526
Advance Residence Investment Corp. REIT	6	14,734
Advantest Corp.	100	7,936
Aeon Co. Ltd. (b)	1,049	19,561
Aeon Mall Co. Ltd. (b)	900	11,748
AEON REIT Investment Corp. REIT	15	16,386
AGC, Inc.	3,254	120,399
Aica Kogyo Co. Ltd.	914	20,767
Ain Holdings, Inc.	700	29,086
Air Water, Inc.	6,200	74,510
Aisin Corp.	2,593	71,005
Ajinomoto Co., Inc.	1,500	44,246
Alfresa Holdings Corp.	10,700	129,297
Amada Co. Ltd.	8,243	74,978
Amano Corp.	1,500	27,717
Anritsu Corp.	1,100	10,046
As One Corp.	200	8,340
Asahi Group Holdings Ltd.	692	24,466
Asahi Intecc Co. Ltd.	216	3,679
Asahi Kasei Corp.	7,819	54,520
Asics Corp.	400	10,131
ASKUL Corp.	900	11,378
Astellas Pharma, Inc.	5,883	82,880
Azbil Corp.	1,113	28,925
Bandai Namco Holdings, Inc.	1,600	98,832
Benesse Holdings, Inc.	1,000	14,793
Bic Camera, Inc. (b)	4,800	41,123
BIPROGY, Inc.	900	19,954
Bridgestone Corp.	1,624	62,294
Brother Industries Ltd.	3,942	57,966
Calbee, Inc.	1,480	29,347
Canon Marketing Japan, Inc.	1,700	37,566
Canon, Inc.	7,222	155,903
Capcom Co. Ltd.	1,408	44,292
Casio Computer Co. Ltd.	1,000	9,801
Central Japan Railway Co.	100	11,240
Chiba Bank Ltd.	2,000	14,639
Chubu Electric Power Co., Inc.	5,731	59,407
Chugai Pharmaceutical Co. Ltd.	700	17,442
Chugin Financial Group, Inc.	1,700	11,919
Chugoku Electric Power Co., Inc.	1,883	9,276
Coca-Cola Bottlers Japan Holdings, Inc.	1,200	12,633
COMSYS Holdings Corp.	1,634	29,725
Concordia Financial Group Ltd.	2,600	11,166
Cosmo Energy Holdings Co. Ltd.	900	27,056
Cosmos Pharmaceutical Corp.	90	8,246
Credit Saison Co. Ltd.	600	8,175
CyberAgent, Inc.	800	6,848

	Number of Shares	Value
Japan (Continued)
Dai Nippon Printing Co. Ltd.	10,407	$278,865
Daicel Corp.	7,827	54,300
Daido Steel Co. Ltd.	255	9,997
Daifuku Co. Ltd.	126	6,873
Dai-ichi Life Holdings, Inc.	1,100	23,447
Daiichi Sankyo Co. Ltd.	200	6,289
Daiichikosho Co. Ltd.	700	22,252
Daikin Industries Ltd.	84	14,396
Daio Paper Corp.	800	6,349
Daito Trust Construction Co. Ltd.	1,885	177,547
Daiwa House Industry Co. Ltd.	3,302	76,190
Daiwa House REIT Investment Corp. REIT (b)	6	12,382
Daiwa Office Investment Corp. REIT	1	4,493
Daiwa Securities Living Investments Corp. REIT	13	10,813
DeNA Co. Ltd.	500	6,420
Denka Co. Ltd.	1,100	23,217
Denso Corp.	344	18,281
Dentsu Group, Inc.	1,700	54,539
DIC Corp.	700	12,488
Disco Corp.	159	49,843
DMG Mori Co. Ltd.	700	11,249
Dowa Holdings Co. Ltd.	3,100	100,932
East Japan Railway Co.	500	25,350
Ebara Corp.	1,500	63,759
Electric Power Development Co. Ltd.	10,976	175,178
ENEOS Holdings, Inc.	93,920	324,271
EXEO Group, Inc.	1,972	34,586
Ezaki Glico Co. Ltd.	900	22,597
Fancl Corp.	200	3,706
FANUC Corp.	196	33,339
Fast Retailing Co. Ltd.	33	6,517
FP Corp.	400	10,146
Frontier Real Estate Investment Corp. REIT	5	18,427
Fuji Electric Co. Ltd.	1,288	49,737
Fuji Media Holdings, Inc.	1,700	14,265
FUJIFILM Holdings Corp.	651	30,367
Fujitsu Ltd.	242	31,126
Fukuoka Financial Group, Inc.	900	20,086
Furukawa Electric Co. Ltd.	900	15,732
Fuyo General Lease Co. Ltd.	300	20,659
GLP J REIT (b)	9	9,455
Goldwin, Inc.	300	26,054
GS Yuasa Corp.	638	11,503
GungHo Online Entertainment, Inc.	800	14,395
H.U. Group Holdings, Inc.	3,000	59,024
Hachijuni Bank Ltd.	4,200	18,993
Hakuhodo DY Holdings, Inc.	569	6,341
Hamamatsu Photonics KK	950	46,588
Hankyu Hanshin Holdings, Inc.	2,467	70,180
Haseko Corp.	13,197	151,429
Heiwa Corp.	1,100	20,633
Hikari Tsushin, Inc.	100	14,514
Hirogin Holdings, Inc.	1,600	8,093
Hirose Electric Co. Ltd.	440	53,783

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Hisamitsu Pharmaceutical Co., Inc.	500	$14,022
Hitachi Construction Machinery Co. Ltd.	600	13,413
Hitachi Ltd.	1,046	52,909
Honda Motor Co. Ltd.	4,245	110,383
Horiba Ltd.	300	15,989
Hoshizaki Corp.	626	22,174
House Foods Group, Inc.	857	16,993
Hoya Corp.	200	19,778
Hulic Co. Ltd.	3,248	25,848
Ibiden Co. Ltd.	200	6,864
Idemitsu Kosan Co. Ltd.	10,225	227,823
IHI Corp.	1,000	25,952
Iida Group Holdings Co. Ltd.	600	9,968
Industrial & Infrastructure Fund Investment Corp. REIT	9	9,488
INFRONEER Holdings, Inc.*	1,484	11,254
Inpex Corp.	6,499	68,370
Internet Initiative Japan, Inc.	1,400	28,048
Isetan Mitsukoshi Holdings Ltd.	1,500	15,318
Isuzu Motors Ltd.	3,700	44,248
ITOCHU Corp.	6,536	195,243
Itochu Techno-Solutions Corp.	800	17,795
Itoham Yonekyu Holdings, Inc.	2,600	13,628
Iwatani Corp.	1,000	41,332
Iyogin Holdings, Inc.	1,000	5,954
Izumi Co. Ltd.	800	17,478
J. Front Retailing Co. Ltd. (b)	2,165	20,090
Japan Aviation Electronics Industry Ltd.	1,000	16,591
Japan Logistics Fund, Inc. REIT	3	6,484
Japan Metropolitan Fund Invest REIT (b)	16	12,016
Japan Post Holdings Co. Ltd.	4,200	37,309
Japan Post Insurance Co. Ltd.	700	12,138
Japan Prime Realty Investment Corp. REIT	7	18,474
Japan Real Estate Investment Corp. REIT	6	24,843
Japan Steel Works Ltd.	200	3,757
Japan Tobacco, Inc.	5,064	102,960
JFE Holdings, Inc.	3,900	48,272
JTEKT Corp.	3,700	27,625
Kadokawa Corp.	400	7,973
Kagome Co. Ltd.	665	14,695
Kajima Corp.	8,800	105,110
Kaken Pharmaceutical Co. Ltd.	647	17,218
Kamigumi Co. Ltd.	5,632	111,387
Kandenko Co. Ltd.	6,592	43,264
Kaneka Corp.	1,122	28,170
Kansai Electric Power Co., Inc.	21,011	197,747
Kansai Paint Co. Ltd.	488	6,542
Kao Corp.	1,053	39,348
Kawasaki Heavy Industries Ltd.	1,743	38,055
KDDI Corp.	1,829	53,521
Keihan Holdings Co. Ltd.	1,200	29,512
Keikyu Corp.	4,300	40,059
Keio Corp.	400	13,934
Keisei Electric Railway Co. Ltd.	600	17,333
Kenedix Office Investment Corp. REIT	4	9,382
Kewpie Corp.	1,659	26,807

	Number of Shares	Value
Japan (Continued)
Keyence Corp.	11	$4,756
Kikkoman Corp.	473	22,119
Kinden Corp.	3,600	40,410
Kintetsu Group Holdings Co. Ltd.	1,900	57,538
Kirin Holdings Co. Ltd.	2,712	40,596
Kobayashi Pharmaceutical Co. Ltd.	526	31,665
Kobe Bussan Co. Ltd.	300	8,204
Kobe Steel Ltd.	1,300	8,799
Koei Tecmo Holdings Co. Ltd.	724	12,129
Koito Manufacturing Co. Ltd.	600	10,074
Kokuyo Co. Ltd.	4,100	56,406
Komatsu Ltd.	3,870	92,620
Konami Group Corp.	1,182	52,152
Kose Corp.	200	22,597
K’s Holdings Corp.	8,211	70,768
Kubota Corp.	1,700	25,653
Kuraray Co. Ltd.	13,381	119,944
Kurita Water Industries Ltd.	828	37,444
Kyocera Corp.	1,672	82,339
Kyowa Kirin Co. Ltd.	500	10,700
Kyudenko Corp.	499	12,602
Kyushu Electric Power Co., Inc.	19,464	103,454
Kyushu Financial Group, Inc.	2,400	9,144
Kyushu Railway Co.	3,800	83,105
LaSalle Logiport REIT (b)	7	7,960
Lawson, Inc.	600	23,610
Lintec Corp.	2,613	42,797
Lion Corp.	2,206	23,774
Lixil Corp.	1,411	22,489
Mabuchi Motor Co. Ltd.	1,100	30,444
Marubeni Corp.	22,791	291,130
Marui Group Co. Ltd.	1,379	20,997
Maruichi Steel Tube Ltd.	3,150	68,358
MatsukiyoCocokara & Co.	197	9,155
Mazda Motor Corp.	16,000	144,125
Mebuki Financial Group, Inc.	5,600	15,047
Medipal Holdings Corp.	6,451	84,536
MEIJI Holdings Co. Ltd.	1,669	76,457
MINEBEA MITSUMI, Inc.	1,471	25,507
MISUMI Group, Inc.	940	22,359
Mitsubishi Chemical Group Corp.	12,302	71,618
Mitsubishi Corp.	4,636	157,545
Mitsubishi Electric Corp.	11,874	133,633
Mitsubishi Estate Co. Ltd.	2,600	32,363
Mitsubishi Gas Chemical Co., Inc.	3,067	43,433
Mitsubishi HC Capital, Inc.	8,050	42,018
Mitsubishi Heavy Industries Ltd.	3,913	144,064
Mitsubishi Logistics Corp.	2,000	46,397
Mitsubishi Materials Corp.	4,000	62,254
Mitsubishi Motors Corp.*	10,300	40,606
Mitsubishi UFJ Financial Group, Inc.	1,200	8,502
Mitsui & Co. Ltd.	11,325	317,930
Mitsui Chemicals, Inc.	2,200	53,056
Mitsui Fudosan Co. Ltd.	1,700	32,386
Mitsui Fudosan Logistics Park, Inc. REIT	1	3,333
Mitsui Mining & Smelting Co. Ltd.	900	22,167
Mitsui OSK Lines Ltd. (b)	2,374	62,045

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Mizuho Financial Group, Inc.	3,080	$47,992
MonotaRO Co. Ltd.	500	6,798
Mori Hills REIT Investment Corp. REIT	11	12,372
Morinaga & Co. Ltd.	1,800	51,933
MS&AD Insurance Group Holdings, Inc.	1,800	58,831
Murata Manufacturing Co. Ltd.	317	17,035
Nabtesco Corp.	800	20,673
Nagase & Co. Ltd.	965	14,332
Nagoya Railroad Co. Ltd.	2,800	42,489
Nankai Electric Railway Co. Ltd.	2,018	40,889
NEC Corp.	400	14,316
NEC Networks & System Integration Corp.	1,100	13,486
Nexon Co. Ltd.	900	19,504
NGK Insulators Ltd.	6,477	85,970
NGK Spark Plug Co. Ltd. (b)	4,002	80,472
NH Foods Ltd.	500	13,802
NHK Spring Co. Ltd.	11,400	75,908
Nichirei Corp.	1,000	19,733
Nifco, Inc.	1,461	38,505
Nihon Kohden Corp.	800	20,027
Nikon Corp.	4,900	48,563
Nintendo Co. Ltd.	1,650	62,068
Nippon Accommodations Fund, Inc. REIT (b)	4	17,825
Nippon Building Fund, Inc. REIT	8	33,770
Nippon Electric Glass Co. Ltd.	4,300	79,993
NIPPON EXPRESS HOLDINGS, Inc.	1,136	63,382
Nippon Kayaku Co. Ltd.	7,200	63,218
Nippon Prologis REIT, Inc. REIT	5	10,667
Nippon Sanso Holdings Corp.	659	11,747
Nippon Shinyaku Co. Ltd.	200	8,956
Nippon Shokubai Co. Ltd.	1,700	70,514
Nippon Steel Corp.	8,413	187,573
Nippon Telegraph & Telephone Corp.	791	22,920
Nippon Television Holdings, Inc.	1,700	13,990
Nippon Yusen KK (b)	3,900	101,125
Nipro Corp.	600	4,563
Nishi-Nippon Railroad Co. Ltd.	2,600	45,295
Nissan Chemical Corp.	1,083	47,545
Nissan Motor Co. Ltd.	7,500	29,050
Nisshin Seifun Group, Inc.	1,678	19,390
Nissin Foods Holdings Co. Ltd.	1,084	90,244
Nitori Holdings Co. Ltd.	232	26,229
Nitto Denko Corp.	2,343	141,046
Noevir Holdings Co. Ltd.	300	11,893
NOF Corp.	707	30,052
NOK Corp.	3,400	33,322
Nomura Real Estate Holdings, Inc.	1,386	30,881
Nomura Real Estate Master Fund, Inc. REIT (b)	15	16,628
Nomura Research Institute Ltd.	330	7,365
NS Solutions Corp.	600	15,637
NSK Ltd.	4,800	26,570
NTT Data Corp.	917	12,723
Obayashi Corp.	17,462	129,092
Obic Co. Ltd.	100	14,639

	Number of Shares	Value
Japan (Continued)
Odakyu Electric Railway Co. Ltd.	700	$8,484
Oji Holdings Corp.	30,588	124,180
OKUMA Corp.	600	24,138
Olympus Corp.	1,000	16,841
Omron Corp.	100	5,368
Ono Pharmaceutical Co. Ltd.	4,777	97,493
Open House Group Co. Ltd.	380	13,670
Oracle Corp.	300	20,438
Oriental Land Co. Ltd.	100	15,971
ORIX Corp.	5,836	104,604
Orix JREIT, Inc. REIT (b)	13	17,408
Osaka Gas Co. Ltd.	15,729	255,539
OSG Corp.	1,700	24,199
Otsuka Corp.	508	17,118
Otsuka Holdings Co. Ltd.	1,634	49,590
PALTAC Corp.	882	32,052
Pan Pacific International Holdings Corp.	4,599	84,069
Panasonic Holdings Corp.	2,272	19,799
Penta-Ocean Construction Co. Ltd.	1,520	7,242
Persol Holdings Co. Ltd.	1,629	32,612
Pigeon Corp.	400	6,161
Recruit Holdings Co. Ltd.	326	8,865
Relo Group, Inc.	800	12,768
Rengo Co. Ltd.	7,312	47,453
Resona Holdings, Inc.	5,500	30,279
Resonac Holdings Corp.	1,100	18,065
Resorttrust, Inc.	500	7,815
Ricoh Co. Ltd.	2,100	16,311
Rinnai Corp.	517	36,247
Rohm Co. Ltd.	414	31,852
Rohto Pharmaceutical Co. Ltd.	3,322	60,360
Ryohin Keikaku Co. Ltd.	500	5,032
Sankyo Co. Ltd.	3,009	122,600
Sankyu, Inc.	1,700	62,526
Sanrio Co. Ltd.	500	15,141
Santen Pharmaceutical Co. Ltd.	1,600	12,216
Sanwa Holdings Corp.	4,100	43,223
Sapporo Holdings Ltd.	800	18,794
SBI Holdings, Inc.	600	12,937
SCREEN Holdings Co. Ltd.	200	15,960
SCSK Corp.	1,000	14,499
Secom Co. Ltd.	2,635	153,266
Sega Sammy Holdings, Inc.	7,000	119,634
Seibu Holdings, Inc.	2,200	22,143
Seiko Epson Corp.	1,651	22,750
Seino Holdings Co. Ltd.	5,800	59,825
Sekisui Chemical Co. Ltd.	9,001	120,595
Sekisui House Ltd.	6,036	114,304
Sekisui House Reit, Inc. REIT	20	10,586
Seven & i Holdings Co. Ltd. (b)	2,700	120,714
Seven Bank Ltd.	7,200	14,483
SG Holdings Co. Ltd.	1,160	16,717
Shikoku Electric Power Co., Inc.	6,200	33,272
Shimadzu Corp.	1,196	34,550
Shimamura Co. Ltd.	1,300	121,396
Shimano, Inc.	100	15,575
Shimizu Corp.	7,946	42,876

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Shin-Etsu Chemical Co. Ltd.	300	$42,176
Shinko Electric Industries Co. Ltd.	300	8,226
Shionogi & Co. Ltd.	800	35,585
Ship Healthcare Holdings, Inc.	600	10,827
Shiseido Co. Ltd.	400	18,415
Shizuoka Financial Group, Inc.	1,000	7,987
SHO-BOND Holdings Co. Ltd.	1,149	45,297
Skylark Holdings Co. Ltd.*	1,800	21,064
SMC Corp.	53	26,886
SoftBank Corp.	3,405	38,433
Sohgo Security Services Co. Ltd.	887	23,280
Sojitz Corp.	12,620	242,181
Sompo Holdings, Inc.	1,900	81,445
Sony Group Corp.	208	17,454
Sotetsu Holdings, Inc.	1,200	20,412
Square Enix Holdings Co. Ltd.	800	35,649
Stanley Electric Co. Ltd.	2,131	44,430
Subaru Corp.	4,464	71,688
Sugi Holdings Co. Ltd.	335	14,018
Sumitomo Bakelite Co. Ltd.	400	13,963
Sumitomo Chemical Co. Ltd.	30,700	107,506
Sumitomo Corp.	11,832	201,782
Sumitomo Electric Industries Ltd.	9,526	117,174
Sumitomo Forestry Co. Ltd.	8,283	158,892
Sumitomo Heavy Industries Ltd.	3,249	76,446
Sumitomo Metal Mining Co. Ltd.	3,669	136,293
Sumitomo Mitsui Financial Group, Inc.	500	21,921
Sumitomo Mitsui Trust Holdings, Inc.	600	22,222
Sumitomo Realty & Development Co. Ltd.	771	18,197
Sumitomo Rubber Industries Ltd.	4,500	40,502
Sundrug Co. Ltd.	1,688	45,665
Suntory Beverage & Food Ltd.	1,474	51,725
Suzuken Co. Ltd.	5,084	128,392
Suzuki Motor Corp.	1,342	47,122
Sysmex Corp.	127	7,609
Taiheiyo Cement Corp.	1,000	18,375
Taisei Corp.	5,334	173,865
Taisho Pharmaceutical Holdings Co. Ltd.	200	7,885
Takashimaya Co. Ltd. (b)	5,400	75,164
Takeda Pharmaceutical Co. Ltd.	500	15,461
TDK Corp.	330	11,047
TechnoPro Holdings, Inc.	387	9,830
Teijin Ltd.	5,620	58,380
Terumo Corp.	216	5,805
THK Co. Ltd.	800	17,913
TIS, Inc.	2,700	66,997
Tobu Railway Co. Ltd.	2,200	49,099
Toda Corp.	4,400	22,934
Toho Co. Ltd.	1,659	57,730
Toho Gas Co. Ltd.	300	5,632
Tohoku Electric Power Co., Inc.	6,619	31,536
Tokio Marine Holdings, Inc.	2,700	57,294
Tokyo Electric Power Co. Holdings, Inc.*	29,404	97,571
Tokyo Electron Ltd.	50	17,146
Tokyo Gas Co. Ltd.	13,759	265,453
Tokyo Ohka Kogyo Co. Ltd.	500	26,392
Tokyo Tatemono Co. Ltd.	1,600	19,593

	Number of Shares	Value
Japan (Continued)
Tokyu Corp.	2,600	$31,303
Tokyu Fudosan Holdings Corp.	1,922	9,284
TOPPAN, Inc.	11,065	200,074
Toray Industries, Inc.	19,000	108,687
Toshiba Corp.	4,300	133,121
Toshiba TEC Corp.	391	10,908
Tosoh Corp.	10,641	144,677
TOTO Ltd.	1,080	36,036
Toyo Seikan Group Holdings Ltd.	9,221	119,887
Toyo Suisan Kaisha Ltd.	1,000	40,451
Toyo Tire Corp.	1,000	11,834
Toyoda Gosei Co. Ltd.	1,484	24,164
Toyota Boshoku Corp.	3,500	54,421
Toyota Industries Corp.	298	17,480
Toyota Motor Corp.	500	6,837
Toyota Tsusho Corp.	2,023	82,574
Trend Micro, Inc.	1,139	53,599
TS Tech Co. Ltd.	5,058	64,128
Tsumura & Co.	300	5,706
Tsuruha Holdings, Inc.	128	9,012
UBE Corp.	2,993	44,868
Ulvac, Inc.	200	7,664
Unicharm Corp.	877	32,469
United Urban Investment Corp. REIT	14	15,458
Ushio, Inc.	1,901	21,715
USS Co. Ltd.	5,800	94,059
Yakult Honsha Co. Ltd.	1,600	109,122
Yamada Holdings Co. Ltd. (b)	15,857	55,761
Yamaha Corp.	481	18,256
Yamaha Motor Co. Ltd.	3,700	94,663
Yamato Holdings Co. Ltd.	3,700	62,502
Yamato Kogyo Co. Ltd.	1,600	64,016
Yamazaki Baking Co. Ltd.	1,553	18,025
Yaoko Co. Ltd.	200	10,072
Yaskawa Electric Corp.	300	11,805
Yokogawa Electric Corp.	3,600	53,756
Yokohama Rubber Co. Ltd.	4,700	89,159
Zenkoku Hosho Co. Ltd.	638	24,309
Zensho Holdings Co. Ltd.	2,000	56,308
Zeon Corp.	3,259	30,816

(Cost $20,013,759)		19,502,040

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $24,221)	895	18,767

Luxembourg — 0.2%
ArcelorMittal SA	385	11,614
Eurofins Scientific SE	131	9,169
L’Occitane International SA	5,604	13,365
RTL Group SA	1,327	64,313
Tenaris SA	721	11,989

(Cost $105,372)		110,450

Mexico — 0.0%
Fresnillo PLC (Cost $6,006)	716	6,617

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Netherlands — 2.1%
Aalberts NV	595	$29,051
Aegon NV	1,225	6,408
Akzo Nobel NV	504	37,008
ASM International NV	15	5,138
ASR Nederland NV	819	37,400
BE Semiconductor Industries NV	87	6,768
CTP NV, 144A	301	4,162
EXOR NV*	94	7,772
Heineken Holding NV	645	55,372
Heineken NV	248	25,380
IMCD NV	250	39,742
JDE Peet’s NV	915	27,015
Koninklijke Ahold Delhaize NV	5,923	188,535
Koninklijke DSM NV	480	59,405
Koninklijke KPN NV	71,040	244,170
Koninklijke Philips NV	1,109	18,171
Koninklijke Vopak NV	356	11,394
NN Group NV	980	39,805
OCI NV	1,100	36,630
QIAGEN NV*	1,970	91,005
Randstad NV	2,923	180,101
Signify NV, 144A	626	21,795
Stellantis NV	3,794	66,606
Universal Music Group NV	627	14,861
Wolters Kluwer NV	1,083	125,706

(Cost $1,279,928)		1,379,400

New Zealand — 0.9%
a2 Milk Co. Ltd.*	2,538	11,368
Auckland International Airport Ltd.*	6,270	33,951
Contact Energy Ltd.	14,788	70,180
Fisher & Paykel Healthcare Corp. Ltd.	1,848	29,745
Fletcher Building Ltd.	11,068	32,572
Infratil Ltd.	3,291	17,943
Kiwi Property Group Ltd.	76,649	43,926
Mainfreight Ltd.	2,122	95,775
Mercury NZ Ltd.	7,764	30,160
Meridian Energy Ltd.	14,995	49,331
Ryman Healthcare Ltd.	2,502	8,154
SKYCITY Entertainment Group Ltd.*	2,587	4,167
Spark New Zealand Ltd.	60,469	187,318

(Cost $637,504)		614,590

Norway — 1.3%
Aker ASA, Class A	138	9,797
Aker BP ASA	294	7,965
DNB Bank ASA	240	4,815
Equinor ASA	642	19,865
Gjensidige Forsikring ASA	3,485	62,111
Kongsberg Gruppen ASA	2,674	111,699
Leroy Seafood Group ASA	6,081	30,386
Mowi ASA	4,975	86,382
Norsk Hydro ASA	12,735	93,126
Orkla ASA	17,757	119,998
Salmar ASA	498	20,793
Telenor ASA	4,943	55,681
TOMRA Systems ASA	1,863	29,901
Var Energi ASA (b)	6,886	19,703

	Number of Shares	Value
Norway (Continued)
Yara International ASA	3,725	$177,888

(Cost $921,117)		850,110

Poland — 0.4%
Dino Polska SA, 144A*	369	30,903
KGHM Polska Miedz SA	581	16,682
Polski Koncern Naftowy ORLEN SA	15,379	231,044
Powszechny Zaklad Ubezpieczen SA	1,569	12,949

(Cost $315,291)		291,578

Portugal — 0.5%
EDP — Energias de Portugal SA	17,464	88,454
Galp Energia SGPS SA	7,481	91,713
Jeronimo Martins SGPS SA	5,824	119,945

(Cost $285,122)		300,112

Russia — 0.0%
Evraz PLC* (c) (Cost $35,071)	4,559	0

Singapore — 3.9%
BOC Aviation Ltd., 144A	2,262	16,339
CapitaLand Ascendas REIT	72,636	149,465
CapitaLand Ascott Trust (a)	61,300	45,993
CapitaLand Integrated Commercial Trust REIT	88,674	127,792
Capitaland Investment Ltd.	20,700	57,203
City Developments Ltd.	2,500	14,319
ComfortDelGro Corp. Ltd.	151,344	136,037
DBS Group Holdings Ltd.	1,326	33,658
Frasers Logistics & Commercial Trust REIT	169,700	160,100
Genting Singapore Ltd.	110,900	84,031
Jardine Cycle & Carriage Ltd.	6,705	147,982
Kenon Holdings Ltd.	395	11,062
Keppel REIT	41,800	28,723
Keppel Corp. Ltd.	27,262	110,980
Keppel DC REIT	34,600	50,892
Mapletree Industrial Trust REIT	46,878	82,184
Mapletree Logistics Trust REIT	65,267	81,938
Mapletree Pan Asia Commercial Trust REIT	20,991	26,821
NETLINK NBN TRUST	62,100	39,904
Olam Group Ltd.	22,264	25,470
Oversea-Chinese Banking Corp. Ltd.	4,762	44,820
SATS Ltd.*	8,465	17,796
Sembcorp Industries Ltd.	44,653	120,410
Sembcorp Marine Ltd.* (c)	520,704	49,125
SIA Engineering Co. Ltd.* (b)	11,200	19,219
Singapore Airlines Ltd.	15,900	67,207
Singapore Exchange Ltd.	29,380	190,097
Singapore Post Ltd.	94,700	37,637
Singapore Technologies Engineering Ltd.	54,828	145,404
Singapore Telecommunications Ltd.	36,266	63,849
StarHub Ltd.	40,000	31,497
Suntec Real Estate Investment Trust REIT	82,300	86,815
United Overseas Bank Ltd.	1,900	42,230
UOL Group Ltd.	7,029	35,663

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
Venture Corp. Ltd.	6,562	$83,698
Wilmar International Ltd.	30,400	88,977

(Cost $2,637,504)		2,555,337

South Korea — 4.0%
AMOREPACIFIC Group	96	2,902
BGF retail Co. Ltd.	210	28,677
BNK Financial Group, Inc.	2,306	11,676
Cheil Worldwide, Inc.	4,238	64,054
CJ CheilJedang Corp.	214	51,913
CJ Corp.	328	21,540
CJ ENM Co. Ltd.*	51	3,573
CJ Logistics Corp.	91	5,619
Coway Co. Ltd.	374	15,093
Daewoo Engineering & Construction Co. Ltd.*	1,453	4,727
DB Insurance Co. Ltd.	1,056	61,449
DGB Financial Group, Inc.	2,164	12,919
DL E&C Co. Ltd.	309	7,706
DL Holdings Co. Ltd.	466	20,742
Doosan Bobcat, Inc.	370	10,597
E-MART, Inc.	49	4,147
GS Engineering & Construction Corp.	328	5,515
GS Holdings Corp.	2,398	73,666
GS Retail Co. Ltd.	174	3,794
Hana Financial Group, Inc.	1,164	39,936
Hankook Tire & Technology Co. Ltd.	1,470	41,326
Hanmi Pharm. Co. Ltd.*	29	5,676
Hanwha Aerospace Co. Ltd.	200	13,603
Hanwha Corp.	1,108	22,566
HD Hyundai Co. Ltd.	661	29,672
Hite Jinro Co. Ltd.*	897	16,201
Hotel Shilla Co. Ltd.	112	6,788
Hyundai Department Store Co. Ltd.	612	25,114
Hyundai Engineering & Construction Co. Ltd.	514	14,139
Hyundai Glovis Co. Ltd.	751	90,012
Hyundai Marine & Fire Insurance Co. Ltd.	1,922	51,127
Hyundai Mobis Co. Ltd.	381	61,185
Hyundai Motor Co.	109	14,522
Industrial Bank of Korea	3,913	30,695
Kangwon Land, Inc.*	754	11,510
KB Financial Group, Inc.	1,826	70,791
KEPCO Plant Service & Engineering Co. Ltd.*	744	18,217
Kia Corp.	1,888	107,437
Korea Aerospace Industries Ltd.*	240	8,180
Korea Electric Power Corp.	2,343	31,960
Korea Gas Corp.*	424	8,988
Korea Investment Holdings Co. Ltd.*	93	4,357
Korea Zinc Co. Ltd.	121	53,402
Korean Air Lines Co. Ltd.	566	9,731
KT&G Corp.	4,132	276,976
LG Corp.	1,432	89,064
LG Display Co. Ltd.	4,073	47,063
LG Electronics, Inc.	321	26,975
LG H&H Co. Ltd.	9	4,543
LG Innotek Co. Ltd.	118	24,701

	Number of Shares	Value
South Korea (Continued)
LG Uplus Corp.	6,905	$57,766
Lotte Chemical Corp.	190	25,587
Lotte Chilsung Beverage Co. Ltd.	150	18,976
Lotte Corp.	225	5,212
LOTTE Fine Chemical Co. Ltd.	120	5,269
Lotte Shopping Co. Ltd.	208	13,675
LS Corp.	229	11,664
NAVER Corp.	52	8,194
NCSoft Corp.	18	5,910
NH Investment & Securities Co. Ltd.*	1,761	12,643
NHN Corp.*	266	5,830
NongShim Co. Ltd.	144	39,829
Orion Corp.	281	26,545
Ottogi Corp.*	40	13,301
Pan Ocean Co. Ltd.	820	3,923
POSCO Holdings, Inc.	164	39,412
Posco International Corp.	1,156	19,744
S-1 Corp.	550	23,442
Samsung C&T Corp.	813	67,645
Samsung Card Co. Ltd.	164	3,805
Samsung Electro-Mechanics Co. Ltd.	287	31,232
Samsung Electronics Co. Ltd.	200	9,159
Samsung Engineering Co. Ltd.*	760	15,077
Samsung Fire & Marine Insurance Co. Ltd.	339	54,952
Samsung Life Insurance Co. Ltd.	216	11,116
Samsung SDI Co. Ltd.	14	7,364
Samsung SDS Co. Ltd.	391	37,024
Samsung Securities Co. Ltd.	193	4,886
Shinhan Financial Group Co. Ltd.	598	17,557
Shinsegae, Inc.	127	19,579
SK Hynix, Inc.	873	58,981
SK Networks Co. Ltd.	3,818	11,873
SK Telecom Co. Ltd.	2,278	77,727
SK, Inc.	105	14,172
S-Oil Corp.	688	41,959
Woori Financial Group, Inc.	9,681	89,256
Yuhan Corp.	401	15,970

(Cost $2,655,586)		2,593,022

Spain — 2.1%
Acciona SA	174	32,864
ACS Actividades de Construccion y Servicios SA (b)	975	29,634
Aena SME SA, 144A*	66	10,247
Amadeus IT Group SA*	83	5,228
Banco Santander SA	2,589	10,221
Bankinter SA	1,955	13,791
CaixaBank SA	3,802	16,338
Corp ACCIONA Energias Renovables SA	302	11,728
EDP Renovaveis SA	306	6,299
Enagas SA (b)	6,049	108,798
Endesa SA	5,436	107,054
Ferrovial SA	1,080	30,077
Iberdrola SA	7,179	82,719
Industria de Diseno Textil SA	531	16,381
Inmobiliaria Colonial Socimi SA REIT	1,057	7,611
Mapfre SA (b)	10,219	21,978

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Merlin Properties Socimi SA REIT	4,168	$39,737
Naturgy Energy Group SA	1,432	39,576
Red Electrica Corp. SA	13,919	231,897
Repsol SA	18,096	287,958
Telefonica SA	59,763	243,945

(Cost $1,362,379)		1,354,081

Sweden — 4.8%
Alfa Laval AB	1,611	53,295
Alleima AB*	4,895	26,605
Assa Abloy AB, Class B	3,490	85,371
Atlas Copco AB, Class B	1,597	16,940
Axfood AB	2,444	58,753
Boliden AB	9,208	379,804
Castellum AB (b)	2,503	32,126
Electrolux AB, Class B	3,557	43,324
Epiroc AB, Class A	3,606	69,675
Epiroc AB, Class B	2,930	48,437
Essity AB, Class B (b)	4,726	128,249
Fastighets AB Balder, Class B* (b)	2,944	14,685
Getinge AB, Class B	432	9,341
H & M Hennes & Mauritz AB, Class B (b)	2,578	32,641
Hexagon AB, Class B	929	10,347
Holmen AB, Class B	2,252	91,345
Husqvarna AB, Class B	1,441	12,839
Industrivarden AB, Class A	9,050	250,102
Industrivarden AB, Class C (b)	7,711	212,654
Indutrade AB	1,086	23,222
Investment AB Latour, Class B (b)	792	16,495
Investor AB, Class A	3,993	82,321
Investor AB, Class B	11,459	222,618
Kinnevik AB, Class B* (b)	979	14,659
L E Lundbergforetagen AB, Class B	1,486	69,351
Lifco AB, Class B	312	6,271
Nibe Industrier AB, Class B	1,340	13,929
Saab AB, Class B	1,432	82,993
Sagax AB, Class B	702	17,374
Sagax AB, Class D	5,587	14,679
Sandvik AB	2,124	43,952
Securitas AB, Class B	6,489	56,237
Skandinaviska Enskilda Banken AB, Class A	1,378	17,317
Skanska AB, Class B	1,851	33,830
SKF AB, Class B	2,414	46,145
Svenska Cellulosa AB SCA, Class B	6,694	93,908
Svenska Handelsbanken AB, Class A	1,297	13,817
Sweco AB, Class B	842	9,931
Swedbank AB, Class A	1,278	26,201
Swedish Orphan Biovitrum AB*	1,233	28,506
Tele2 AB, Class B (b)	13,531	125,000
Telefonaktiebolaget LM Ericsson, Class B	9,645	53,734
Telia Co. AB	38,385	99,564
Trelleborg AB, Class B	5,892	152,772
Volvo AB, Class A	676	14,144
Volvo AB, Class B	5,932	119,339
Volvo Car AB, Class B* (b)	4,773	22,637

(Cost $2,967,999)		3,097,479

	Number of Shares	Value
Switzerland — 3.4%
ABB Ltd.	2,264	$75,559
Accelleron Industries AG*	112	2,772
Adecco Group AG	1,662	59,334
Alcon, Inc.	376	25,739
Baloise Holding AG	325	54,268
Banque Cantonale Vaudoise	96	8,599
Barry Callebaut AG	29	57,984
Belimo Holding AG	57	29,678
BKW AG	227	33,278
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5	55,055
Cie Financiere Richemont SA, Class A	595	89,988
Clariant AG*	2,600	42,305
Coca-Cola HBC AG*	1,748	45,012
DKSH Holding AG	2,045	167,026
Emmi AG	35	33,086
EMS-Chemie Holding AG	28	21,301
Flughafen Zurich AG*	113	20,556
Geberit AG	87	47,248
Georg Fischer AG	696	47,526
Givaudan SA	6	18,187
Glencore PLC	16,631	99,735
Helvetia Holding AG	177	22,794
Holcim AG*	2,950	182,996
Julius Baer Group Ltd.	50	3,327
Kuehne + Nagel International AG	152	39,085
Logitech International SA	347	19,060
Lonza Group AG	23	13,762
Nestle SA	127	14,374
Novartis AG	518	43,816
Partners Group Holding AG	19	18,115
PSP Swiss Property AG	1,347	151,767
Roche Holding AG	63	18,270
Schindler Holding AG	53	11,451
Schindler Holding AG Participation Certificates	105	23,683
SGS SA	26	59,864
SIG Group AG*	1,597	38,815
Sika AG	71	19,991
Sonova Holding AG	136	33,548
STMicroelectronics NV	277	13,344
Straumann Holding AG	71	9,458
Swatch Group AG — Bearer	385	134,406
Swatch Group AG — Registered	546	35,041
Swiss Life Holding AG	42	25,373
Swiss Prime Site AG	718	60,903
Swiss Re AG	272	28,499
Swisscom AG	170	105,274
Temenos AG	78	5,766
UBS Group AG	1,186	25,877
VAT Group AG, 144A	25	7,586
Zurich Insurance Group AG	59	28,101

(Cost $2,037,833)		2,228,582

United Kingdom — 10.5%
3i Group PLC	30,400	598,797
abrdn PLC (b)	25,110	68,277
Admiral Group PLC	3,768	100,404

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Amcor PLC CDI	17,181	$191,517
Anglo American PLC	3,681	128,545
Ashtead Group PLC	156	10,406
Associated British Foods PLC	1,732	42,084
Auto Trader Group PLC, 144A	18,092	130,411
Aviva PLC	6,501	35,134
B&M European Value Retail SA	6,943	41,338
BAE Systems PLC	20,726	225,326
Barratt Developments PLC	10,222	58,052
Bellway PLC	1,278	34,302
Berkeley Group Holdings PLC	355	18,034
BP PLC	2,434	16,222
British American Tobacco PLC	1,251	47,609
British Land Co. PLC REIT	32,191	174,088
BT Group PLC	51,179	86,341
Bunzl PLC	5,029	180,459
Burberry Group PLC	3,960	118,224
Centrica PLC	114,985	146,376
CNH Industrial NV	931	15,328
Compass Group PLC	1,390	32,310
ConvaTec Group PLC, 144A	8,832	23,994
Croda International PLC	620	49,255
Dechra Pharmaceuticals PLC	210	6,951
Derwent London PLC REIT	378	11,962
Diageo PLC	772	32,983
Direct Line Insurance Group PLC	18,081	39,478
DS Smith PLC	8,361	34,142
Endeavour Mining PLC	2,290	47,047
Ferguson PLC	1,107	160,086
GSK PLC	6,631	114,429
Haleon PLC*	16,948	66,058
Halma PLC	1,418	37,149
Hargreaves Lansdown PLC	2,345	23,552
Howden Joinery Group PLC	5,119	44,422
HSBC Holdings PLC	1,107	8,518
IMI PLC	1,064	20,056
Imperial Brands PLC	15,972	387,697
Informa PLC	4,792	38,777
InterContinental Hotels Group PLC	671	45,540
International Distributions Services PLC	2,101	5,982
Intertek Group PLC	972	49,118
ITV PLC	5,888	6,301
J Sainsbury PLC	18,162	58,971
Johnson Matthey PLC	4,170	110,156
Kingfisher PLC	9,559	33,237
Land Securities Group PLC REIT	21,378	178,011
Legal & General Group PLC	3,513	10,883
Lloyds Banking Group PLC	37,775	24,064
Mondi PLC	5,492	92,852
National Grid PLC	8,754	111,067
NatWest Group PLC	1,941	6,869
Next PLC	1,076	89,128
Pearson PLC	6,343	70,525
Pennon Group PLC	1,587	15,851
Pepco Group NV*	1,234	12,254
Persimmon PLC	1,523	26,781
Reckitt Benckiser Group PLC	544	37,948

	Number of Shares	Value
United Kingdom (Continued)
RELX PLC	2,343	$70,999
Renishaw PLC	59	2,853
Rentokil Initial PLC	5,824	36,128
Rightmove PLC	9,521	64,641
Rio Tinto PLC	3,372	233,182
RS GROUP PLC	10,405	123,134
Sage Group PLC	16,399	148,623
Schroders PLC	2,258	13,597
Segro PLC REIT	25,713	256,320
Severn Trent PLC	2,232	74,337
Shell PLC	189	5,781
Smith & Nephew PLC	2,964	42,558
Smiths Group PLC	5,121	109,332
Spirax-Sarco Engineering PLC	221	31,264
SSE PLC	12,552	265,248
St James’s Place PLC	651	10,100
Tate & Lyle PLC	2,247	21,828
Taylor Wimpey PLC	34,824	51,941
Tesco PLC	81,437	251,409
Unilever PLC	569	28,491
UNITE Group PLC REIT	2,797	33,286
United Utilities Group PLC	6,739	83,054
Vodafone Group PLC	137,256	165,803
Weir Group PLC	560	12,875
Whitbread PLC	218	8,153
WPP PLC	4,762	59,035

(Cost $6,666,436)		6,835,650

United States — 0.1%
Waste Connections, Inc. (Cost $60,949)	575	77,171

TOTAL COMMON STOCKS (Cost $63,889,997)		64,210,157

PREFERRED STOCKS — 0.2%
Germany — 0.1%
Bayerische Motoren Werke AG	221	21,035
FUCHS PETROLUB SE	686	27,616
Henkel AG & Co. KGaA	509	37,149
Sartorius AG	11	4,696

(Cost $88,339)		90,496

South Korea — 0.1%
CJ CheilJedang Corp.	53	6,384
Hanwha Corp.	1,820	19,600
Hyundai Motor Co.	98	6,969
Samsung Fire & Marine Insurance Co. Ltd.	86	10,431

(Cost $48,356)		43,384

TOTAL PREFERRED STOCKS (Cost $136,695)		133,880

RIGHTS — 0.0%
Hong Kong — 0.0%
Link REIT*, expires 3/27/23 (Cost $0)	1,668	1,573

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
New Zealand — 0.0%
Ryman Healthcare Ltd.*, expires 3/6/23 (Cost $0)	890	$110

TOTAL RIGHTS (Cost $0)		1,683

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	826	969

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (d)(e) (Cost $914,720)	914,720	914,720

	Number of Shares	Value
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.51% (d) (Cost $35,298)	35,298	$35,298

TOTAL INVESTMENTS — 100.6%
(Cost $64,976,710)		$65,296,707
Other assets and liabilities, net — (0.6%)		(408,721)

NET ASSETS — 100.0%		$64,887,986

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
COMMON STOCKS — 0.0%
Germany — 0.0%
DEUTSCHE BANK AG (f)
4,101	—		(4,457)	(1,511)	1,867	—	—	—	—

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (d)(e)
731,962	182,758	(g)	—	—	—	4,514	—	914,720	914,720

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.51% (d)
101,059	4,301,926		(4,367,687)	—	—	1,989	—	35,298	35,298

837,122	4,484,684		(4,372,144)	(1,511)	1,867	6,503	—	950,018	950,018

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $1,607,168, which is 2.5% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,029,377.

(f)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

Securities are listed in country of domicile.

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MINI TOPIX Index Futures	JPY	2	$28,505	$29,292	3/09/2023	$787
MSCI EAFE Futures	USD	4	399,520	409,320	3/17/2023	9,800

Total unrealized appreciation						$10,587

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$64,159,950	$—	$50,207	$64,210,157
Preferred Stocks (a)	133,880	—	—	133,880
Rights (a)	110	1,573	—	1,683
Warrants	969	—	—	969
Short-Term Investments (a)	950,018	—	—	950,018
Derivatives (b)
Futures Contracts	10,587	—	—	10,587

TOTAL	$65,255,514	$1,573	$50,207	$65,307,294

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.1%
Australia — 2.4%
Ampol Ltd.	2,507	$55,722
ANZ Group Holdings Ltd.	31,385	521,705
APA Group (a)	11,384	82,372
Aristocrat Leisure Ltd.	6,908	170,218
ASX Ltd.	2,193	100,621
Atlassian Corp., Class A*	1,597	262,435
Aurizon Holdings Ltd.	16,325	36,439
BHP Group Ltd.	53,049	1,616,967
BlueScope Steel Ltd.	5,167	66,412
Brambles Ltd.	14,991	130,105
Cochlear Ltd.	786	117,785
Coles Group Ltd.	13,331	163,434
Commonwealth Bank of Australia	17,969	1,220,101
Computershare Ltd.	5,724	95,728
CSL Ltd.	5,162	1,031,419
Dexus REIT	12,041	68,450
EBOS Group Ltd.	2,072	56,958
Endeavour Group Ltd.	13,936	64,187
Fortescue Metals Group Ltd.	18,157	262,026
Goodman Group REIT	17,542	234,933
GPT Group REIT	22,387	71,105
IDP Education Ltd.	2,287	44,262
IGO Ltd.	7,056	62,475
Insurance Australia Group Ltd.	24,577	77,067
Lendlease Corp. Ltd. (a)	7,597	39,140
Lottery Corp. Ltd.*	28,184	98,641
Macquarie Group Ltd.	3,843	491,146
Medibank Pvt Ltd.	31,226	70,331
Mineral Resources Ltd.	1,958	109,011
Mirvac Group REIT	44,321	67,846
National Australia Bank Ltd.	34,061	689,071
Newcrest Mining Ltd.	8,480	128,895
Northern Star Resources Ltd.	11,866	82,979
Orica Ltd.	5,205	56,862
Origin Energy Ltd.	19,925	107,626
Pilbara Minerals Ltd.*	26,559	74,685
Qantas Airways Ltd.*	8,405	36,388
QBE Insurance Group Ltd.	16,050	163,216
Ramsay Health Care Ltd.	2,068	94,202
REA Group Ltd.	644	53,360
Reece Ltd.	1,325	14,779
Rio Tinto Ltd.	4,032	317,387
Santos Ltd.	35,456	167,368
Scentre Group REIT	53,099	106,706
SEEK Ltd.	3,640	59,353
Sonic Healthcare Ltd.	4,957	107,670
South32 Ltd.	43,804	128,200
Stockland REIT	18,901	48,944
Suncorp Group Ltd.	13,301	115,259
Telstra Group Ltd.	38,195	107,148
Transurban Group (a)	33,729	322,526
Treasury Wine Estates Ltd.	9,025	85,265
Vicinity Ltd. REIT	51,676	71,089
Washington H Soul Pattinson & Co. Ltd.	2,244	44,126
Wesfarmers Ltd.	11,948	388,676

	Number of Shares	Value
Australia (Continued)
Westpac Banking Corp.	36,877	$560,276
WiseTech Global Ltd.	1,441	61,220
Woodside Energy Group Ltd.	20,194	489,016
Woolworths Group Ltd.	12,766	317,835

(Cost $12,689,024)		12,489,168

Austria — 0.1%
Erste Group Bank AG	3,594	141,709
OMV AG	1,252	61,222
Verbund AG	609	53,024
voestalpine AG	1,178	43,750

(Cost $269,602)		299,705

Belgium — 0.3%
Ageas SA/NV	1,537	69,649
Anheuser-Busch InBev SA/NV	9,274	562,862
D’ieteren Group	265	51,570
Elia Group SA/NV	344	45,529
Groupe Bruxelles Lambert NV	1,191	100,438
KBC Group NV	2,684	201,239
Sofina SA	121	30,335
Solvay SA	812	93,217
UCB SA	1,433	123,673
Umicore SA	2,207	73,890
Warehouses De Pauw CVA REIT	1,569	48,187

(Cost $1,478,063)		1,400,589

Bermuda — 0.1%
Arch Capital Group Ltd.*	3,649	255,430
Everest Re Group Ltd.	411	157,812

(Cost $240,884)		413,242

Canada — 3.7%
Agnico Eagle Mines Ltd.	4,954	228,587
Air Canada*	1,527	22,567
Algonquin Power & Utilities Corp.	7,548	57,769
Alimentation Couche-Tard, Inc.	8,565	402,692
AltaGas Ltd.	3,775	64,938
ARC Resources Ltd.	7,237	78,991
Bank of Montreal	6,970	662,059
Bank of Nova Scotia	12,806	634,351
Barrick Gold Corp.	19,388	314,007
BCE, Inc.	766	33,966
Brookfield Asset Management Ltd., Class A	3,728	125,713
Brookfield Corp.	14,914	497,334
BRP, Inc.	398	34,563
CAE, Inc.*	2,955	66,786
Cameco Corp.	4,331	118,658
Canadian Apartment Properties REIT	844	30,637
Canadian Imperial Bank of Commerce	9,592	439,635
Canadian National Railway Co.	5,971	681,592
Canadian Natural Resources Ltd.	11,631	658,758
Canadian Pacific Railway Ltd.	9,832	748,386
Canadian Tire Corp. Ltd., Class A	654	81,706
Canadian Utilities Ltd., Class A	1,372	36,067
CCL Industries, Inc., Class B	1,547	74,575
Cenovus Energy, Inc.	14,713	271,901

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Canada (Continued)
CGI, Inc.*	2,305	$207,127
Constellation Software, Inc.	214	368,782
Descartes Systems Group, Inc.*	851	62,907
Dollarama, Inc.	2,830	163,840
Element Fleet Management Corp.	3,800	54,399
Emera, Inc.	2,853	113,265
Empire Co. Ltd., Class A	1,417	37,667
Enbridge, Inc.	21,343	802,489
Fairfax Financial Holdings Ltd.	217	152,052
First Quantum Minerals Ltd.	6,186	135,447
FirstService Corp.	473	64,989
Fortis, Inc.	4,880	193,558
Franco-Nevada Corp.	2,048	262,000
George Weston Ltd.	818	102,712
GFL Environmental, Inc.	1,905	58,041
Gildan Activewear, Inc.	2,243	71,436
Great-West Lifeco, Inc. (b)	2,608	71,318
Hydro One Ltd., 144A	3,660	95,193
iA Financial Corp., Inc.	1,131	76,095
IGM Financial, Inc.	1,249	38,091
Imperial Oil Ltd.	2,335	115,751
Intact Financial Corp.	1,882	270,954
Ivanhoe Mines Ltd., Class A*	6,379	53,414
Keyera Corp. (b)	2,155	47,660
Kinross Gold Corp.	14,211	52,608
Loblaw Cos. Ltd.	1,753	150,147
Lululemon Athletica, Inc.*	1,182	365,474
Lumine Group, Inc.* (c)	642	7,715
Lundin Mining Corp.	6,394	39,873
Magna International, Inc.	2,866	160,094
Manulife Financial Corp.	20,455	405,359
Metro, Inc.	2,248	117,019
National Bank of Canada	3,570	262,797
Northland Power, Inc.	2,762	67,252
Nutrien Ltd.	5,467	426,936
Nuvei Corp., 144A*	663	20,346
Onex Corp.	727	38,960
Open Text Corp.	2,596	89,562
Pan American Silver Corp.	2,017	30,134
Parkland Corp.	1,889	41,403
Pembina Pipeline Corp.	5,419	178,318
Power Corp. of Canada	6,251	167,220
Quebecor, Inc., Class B	1,565	37,106
Restaurant Brands International, Inc.	2,700	174,619
RioCan Real Estate Investment Trust REIT	1,558	24,730
Ritchie Bros Auctioneers, Inc.	1,163	71,312
Rogers Communications, Inc., Class B	3,414	163,447
Royal Bank of Canada	14,582	1,483,852
Saputo, Inc.	2,485	66,695
Shaw Communications, Inc., Class B	4,810	139,659
Shopify, Inc., Class A*	12,799	528,149
Sun Life Financial, Inc. (b)	6,191	299,853
Suncor Energy, Inc. (b)	14,240	479,670
TC Energy Corp.	10,625	423,845
Teck Resources Ltd., Class B	5,134	205,405
TELUS Corp.	4,782	95,292

	Number of Shares	Value
Canada (Continued)
TFI International, Inc.	831	$101,634
Thomson Reuters Corp.	1,636	198,586
TMX Group Ltd.	650	64,964
Toromont Industries Ltd.	870	71,916
Toronto-Dominion Bank	19,469	1,299,173
Tourmaline Oil Corp.	3,360	147,584
West Fraser Timber Co. Ltd.	468	35,235
Wheaton Precious Metals Corp.	4,759	198,721
WSP Global, Inc.	1,379	173,620

(Cost $19,136,552)		19,091,709

Chile — 0.0%
Antofagasta PLC (Cost $80,056)	4,186	79,564

Denmark — 0.9%
A.P. Moller — Maersk A/S, Class A	33	75,799
A.P. Moller — Maersk A/S, Class B	55	128,605
Carlsberg A/S, Class B	958	135,933
Chr Hansen Holding A/S	1,273	88,501
Coloplast A/S, Class B	1,263	146,456
Danske Bank A/S	6,419	149,499
Demant A/S*	883	26,535
DSV A/S	2,021	368,895
Genmab A/S*	659	248,651
Novo Nordisk A/S, Class B	17,403	2,470,343
Novozymes A/S, Class B	2,102	101,596
Orsted AS, 144A	2,061	180,668
Pandora A/S	1,202	114,308
ROCKWOOL A/S, Class B	134	30,598
Tryg A/S	3,795	84,330
Vestas Wind Systems A/S	10,782	308,189

(Cost $3,884,051)		4,658,906

Finland — 0.4%
Elisa OYJ	1,275	72,637
Fortum OYJ	4,980	76,368
Kesko OYJ, Class B	2,459	53,642
Kone OYJ, Class B	3,570	186,081
Metso Outotec OYJ	7,500	80,174
Neste OYJ	4,438	215,040
Nokia OYJ	59,302	275,426
Nordea Bank Abp	35,850	455,971
Orion OYJ, Class B	1,258	59,435
Sampo OYJ, Class A	5,045	246,324
Stora Enso OYJ, Class R	5,413	76,894
UPM-Kymmene OYJ	5,952	216,568
Wartsila OYJ Abp	5,034	48,880

(Cost $2,122,075)		2,063,440

France — 3.7%
Accor SA*	2,048	68,372
Aeroports de Paris*	316	46,062
Air Liquide SA	5,490	876,583
Airbus SE	6,183	813,208
Alstom SA (b)	3,534	104,302
Amundi SA, 144A	514	34,014
Arkema SA	656	66,897
AXA SA	19,843	628,149

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
France (Continued)
BioMerieux	554	$54,486
BNP Paribas SA	11,828	829,759
Bollore SE	10,000	56,101
Bouygues SA	2,769	94,086
Bureau Veritas SA	3,469	99,550
Capgemini SE	1,728	325,918
Carrefour SA	7,249	143,834
Cie de Saint-Gobain	5,246	313,386
Cie Generale des Etablissements Michelin SCA	7,667	241,771
Covivio SA REIT	651	41,906
Credit Agricole SA	12,106	148,438
Danone SA	6,998	395,114
Dassault Aviation SA	202	34,854
Dassault Systemes SE	6,978	270,698
Edenred	2,625	148,433
Eiffage SA	859	94,741
Engie SA	20,635	302,779
EssilorLuxottica SA	3,077	536,464
Eurazeo SE	503	34,033
Gecina SA REIT	567	65,602
Getlink SE	5,071	85,641
Hermes International	328	596,727
Ipsen SA	394	45,168
Kering SA	789	464,388
Klepierre SA REIT*	1,889	47,418
La Francaise des Jeux SAEM, 144A	850	33,704
Legrand SA	2,751	255,568
L’Oreal SA	2,535	1,008,407
LVMH Moet Hennessy Louis Vuitton SE	2,885	2,413,980
Orange SA	21,011	240,469
Pernod Ricard SA	2,165	453,916
Publicis Groupe SA	2,419	193,017
Remy Cointreau SA	246	43,411
Renault SA*	2,024	91,160
Safran SA	3,717	528,054
Sanofi	12,033	1,134,326
Sartorius Stedim Biotech	294	96,249
Schneider Electric SE	5,750	927,609
SEB SA (b)	129	14,966
Societe Generale SA	8,328	241,286
Sodexo SA	988	91,932
Teleperformance	655	170,879
Thales SA	1,121	157,162
TotalEnergies SE (b)	26,281	1,632,405
Unibail-Rodamco-Westfield REIT*	1,274	80,984
Valeo	2,248	47,048
Veolia Environnement SA	7,339	220,337
Vinci SA	5,574	637,467
Vivendi SE	7,528	77,823
Wendel SE	286	32,605
Worldline SA, 144A*	2,587	108,424

(Cost $16,970,818)		19,042,070

Germany — 2.4%
adidas AG	1,818	273,119
Allianz SE	4,222	994,662
BASF SE	9,722	499,786

	Number of Shares	Value
Germany (Continued)
Bayer AG	10,496	$626,565
Bayerische Motoren Werke AG	3,545	367,489
Bechtle AG	752	31,844
Beiersdorf AG	1,058	126,787
Brenntag SE	1,710	129,481
Carl Zeiss Meditec AG	471	63,086
Commerzbank AG*	11,245	137,439
Continental AG	1,156	83,364
Covestro AG, 144A	2,058	90,902
Daimler Truck Holding AG*	4,426	140,884
Delivery Hero SE, 144A*	1,558	63,100
Deutsche Bank AG (d)	21,324	266,847
Deutsche Boerse AG	2,011	351,890
Deutsche Lufthansa AG*	5,569	58,008
Deutsche Post AG	10,618	451,767
Deutsche Telekom AG	34,133	768,666
E.ON SE	22,476	246,581
Evonik Industries AG	2,210	47,413
Fresenius Medical Care AG & Co. KGaA	2,069	81,009
Fresenius SE & Co. KGaA	4,251	117,348
GEA Group AG	1,618	71,415
Hannover Rueck SE	600	116,888
HeidelbergCement AG	1,542	106,490
HelloFresh SE*	1,540	34,738
Henkel AG & Co. KGaA	1,178	81,765
Infineon Technologies AG	13,990	497,242
Knorr-Bremse AG	647	44,201
LEG Immobilien SE	676	49,308
Mercedes-Benz Group AG	8,451	651,110
Merck KGaA	1,361	258,863
MTU Aero Engines AG	643	155,815
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,499	518,398
Nemetschek SE	589	33,530
Puma SE	1,179	75,520
Rational AG	34	22,644
Rheinmetall AG	456	116,351
RWE AG	6,870	293,174
SAP SE	10,998	1,253,581
Scout24 SE, 144A	586	32,266
Siemens AG	8,147	1,250,193
Siemens Energy AG* (b)	4,186	84,213
Siemens Healthineers AG, 144A	2,957	154,851
Symrise AG	1,433	147,107
Telefonica Deutschland Holding AG	10,718	32,633
United Internet AG	1,437	31,576
Volkswagen AG	314	56,210
Vonovia SE	8,233	208,237
Zalando SE, 144A*	2,162	86,209

(Cost $13,487,814)		12,482,565

Hong Kong — 0.8%
AIA Group Ltd.	124,878	1,324,428
BOC Hong Kong Holdings Ltd.	35,779	121,018
Budweiser Brewing Co. APAC Ltd., 144A	20,536	61,481
CK Asset Holdings Ltd.	21,324	133,657
CK Hutchison Holdings Ltd.	27,551	164,264

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
CK Infrastructure Holdings Ltd.	6,637	$35,005
CLP Holdings Ltd.	16,859	119,309
ESR Group Ltd., 144A	26,986	45,862
Futu Holdings Ltd., ADR*	662	32,577
Galaxy Entertainment Group Ltd.	21,091	140,257
Hang Lung Properties Ltd.	28,377	54,733
Hang Seng Bank Ltd.	7,093	115,303
Henderson Land Development Co. Ltd.	17,717	62,183
HKT Trust & HKT Ltd. (a)	32,397	42,098
Hong Kong & China Gas Co. Ltd.	102,306	96,187
Hong Kong Exchanges & Clearing Ltd.	12,866	515,656
Hongkong Land Holdings Ltd.	12,100	55,297
Jardine Matheson Holdings Ltd.	1,651	81,758
Link REIT	20,921	137,528
MTR Corp. Ltd.	17,543	88,391
New World Development Co. Ltd.	15,905	43,260
Power Assets Holdings Ltd.	14,613	78,189
Sino Land Co. Ltd.	37,865	48,528
SITC International Holdings Co. Ltd.	15,433	32,244
Sun Hung Kai Properties Ltd.	14,824	202,450
Swire Pacific Ltd., Class A	3,327	27,126
Swire Properties Ltd.	13,400	35,252
Techtronic Industries Co. Ltd.	14,647	145,640
WH Group Ltd., 144A	110,032	63,921
Wharf Real Estate Investment Co. Ltd.	14,195	77,761
Xinyi Glass Holdings Ltd.	17,012	31,772

(Cost $4,771,826)		4,213,135

Ireland — 1.1%
Accenture PLC, Class A	6,660	1,768,563
AerCap Holdings NV*	1,414	88,290
AIB Group PLC	10,277	44,096
Allegion PLC	931	104,933
Aptiv PLC*	2,891	336,166
Bank of Ireland Group PLC	10,885	120,399
CRH PLC	8,071	381,060
DCC PLC	1,183	66,196
Experian PLC	9,365	318,024
Flutter Entertainment PLC*	1,754	283,389
James Hardie Industries PLC CDI	4,349	91,003
Jazz Pharmaceuticals PLC*	646	90,698
Kerry Group PLC, Class A	1,507	144,827
Kingspan Group PLC	1,626	106,187
Medtronic PLC	14,022	1,161,022
Smurfit Kappa Group PLC	2,152	80,721
Trane Technologies PLC	2,456	454,286

(Cost $6,090,772)		5,639,860

Israel — 0.2%
Azrieli Group Ltd.	561	31,482
Bank Hapoalim BM	13,376	111,973
Bank Leumi Le-Israel BM	14,706	114,452
Bezeq The Israeli Telecommunication Corp. Ltd.	20,763	28,749
Check Point Software Technologies Ltd.*	1,084	134,112
CyberArk Software Ltd.*	496	71,806
Elbit Systems Ltd.	283	47,985

	Number of Shares	Value
Israel (Continued)
First International Bank Of Israel Ltd.	550	$19,498
ICL Group Ltd.	7,695	55,948
Israel Discount Bank Ltd., Class A	12,524	59,449
Mizrahi Tefahot Bank Ltd.	1,777	52,877
Nice Ltd.*	720	149,006
SolarEdge Technologies, Inc.*	567	180,261
Teva Pharmaceutical Industries Ltd., ADR*	12,191	120,813
Tower Semiconductor Ltd.*	1,147	46,910
Wix.com Ltd.*	644	58,301

(Cost $1,373,513)		1,283,622

Italy — 0.6%
Amplifon SpA	1,275	37,022
Assicurazioni Generali SpA	11,653	231,218
Davide Campari-Milano NV	5,568	62,562
DiaSorin SpA	193	23,364
Enel SpA	85,958	484,690
Eni SpA	26,787	379,696
Ferrari NV	1,371	356,653
FinecoBank Banca Fineco SpA	6,668	115,618
Infrastrutture Wireless Italiane SpA, 144A	2,866	31,671
Intesa Sanpaolo SpA	174,275	473,413
Mediobanca Banca di Credito Finanziario SpA	5,650	60,517
Moncler SpA	2,153	131,972
Nexi SpA, 144A*	6,823	55,368
Poste Italiane SpA, 144A	3,913	42,327
Prysmian SpA	2,956	114,014
Recordati Industria Chimica e Farmaceutica SpA	1,343	57,170
Snam SpA	21,239	104,646
Telecom Italia SpA*	53,264	17,466
Terna — Rete Elettrica Nazionale	12,869	97,280
UniCredit SpA	20,289	416,301

(Cost $3,100,145)		3,292,968

Jersey — 0.0%
Novocure Ltd.* (Cost $101,886)	834	64,193

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $64,591)	2,053	43,048

Luxembourg — 0.1%
ArcelorMittal SA	5,260	158,673
Aroundtown SA (b)	10,721	27,878
Eurofins Scientific SE	1,443	101,000
Tenaris SA	4,952	82,345

(Cost $371,643)		369,896

Macau — 0.0%
Sands China Ltd.* (Cost $96,173)	26,189	90,750

Netherlands — 1.6%
ABN AMRO Bank NV, 144A	2,867	50,791
Adyen NV, 144A*	231	329,541

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Netherlands (Continued)
Aegon NV	19,718	$103,154
Akzo Nobel NV	1,979	145,316
Argenx SE*	593	215,202
ASM International NV	491	168,188
ASML Holding NV	4,251	2,632,782
Euronext NV, 144A	904	66,284
EXOR NV*	1,359	112,358
Heineken Holding NV	1,400	120,186
Heineken NV	2,564	262,395
IMCD NV	668	106,191
ING Groep NV	40,168	565,107
JDE Peet’s NV	740	21,848
Just Eat Takeaway.com NV, 144A*	1,974	43,334
Koninklijke Ahold Delhaize NV	11,432	363,891
Koninklijke DSM NV	1,858	229,947
Koninklijke KPN NV	37,552	129,069
Koninklijke Philips NV	9,820	160,898
NN Group NV	3,208	130,300
NXP Semiconductors NV	2,704	482,610
OCI NV	1,107	36,863
Prosus NV*	8,739	629,463
QIAGEN NV*	2,434	112,440
Randstad NV	1,441	88,787
Stellantis NV	23,100	405,533
Universal Music Group NV	7,528	178,430
Wolters Kluwer NV	2,773	321,867

(Cost $7,915,129)		8,212,775

New Zealand — 0.1%
Auckland International Airport Ltd.*	12,828	69,462
Fisher & Paykel Healthcare Corp. Ltd.	5,584	89,880
Mercury NZ Ltd.	7,206	27,992
Meridian Energy Ltd.	13,566	44,630
Spark New Zealand Ltd.	22,480	69,637
Xero Ltd.*	1,525	79,905

(Cost $462,688)		381,506

Norway — 0.2%
Adevinta ASA*	1,886	14,163
Aker BP ASA	3,267	88,507
DNB Bank ASA	9,727	195,169
Equinor ASA	9,916	306,828
Gjensidige Forsikring ASA	1,901	33,880
Kongsberg Gruppen ASA	944	39,433
Mowi ASA	4,276	74,245
Norsk Hydro ASA	16,424	120,102
Orkla ASA	8,653	58,475
Salmar ASA	620	25,887
Telenor ASA	7,867	88,619
Yara International ASA	1,433	68,433

(Cost $1,181,972)		1,113,741

Portugal — 0.1%
EDP — Energias de Portugal SA	31,046	157,247
Galp Energia SGPS SA	5,904	72,379
Jeronimo Martins SGPS SA	3,502	72,123

(Cost $301,163)		301,749

	Number of Shares	Value
Singapore — 0.4%
CapitaLand Ascendas REIT	34,979	$71,977
CapitaLand Integrated Commercial Trust REIT	48,156	69,400
Capitaland Investment Ltd.	27,702	76,553
City Developments Ltd.	3,300	18,901
DBS Group Holdings Ltd.	19,307	490,079
Genting Singapore Ltd.	88,400	66,982
Grab Holdings Ltd., Class A*	12,634	40,555
Jardine Cycle & Carriage Ltd.	1,300	28,692
Keppel Corp. Ltd.	15,500	63,099
Mapletree Logistics Trust REIT	34,128	42,845
Mapletree Pan Asia Commercial Trust REIT	14,100	18,016
Oversea-Chinese Banking Corp. Ltd.	35,285	332,103
Sea Ltd., ADR* (b)	3,780	236,212
Sembcorp Marine Ltd.* (c)	296,050	27,930
Singapore Airlines Ltd.	14,250	60,233
Singapore Exchange Ltd.	9,131	59,080
Singapore Technologies Engineering Ltd.	10,502	27,851
Singapore Telecommunications Ltd.	87,200	153,522
United Overseas Bank Ltd.	12,601	280,074
UOL Group Ltd.	2,801	14,212
Venture Corp. Ltd.	2,056	26,224
Wilmar International Ltd.	20,400	59,708

(Cost $2,486,037)		2,264,248

Spain — 0.8%
Acciona SA	263	49,674
ACS Actividades de Construccion y Servicios SA	2,360	71,730
Aena SME SA, 144A*	738	114,580
Amadeus IT Group SA*	4,744	298,842
Banco Bilbao Vizcaya Argentaria SA	63,976	500,233
Banco Santander SA	172,538	681,130
CaixaBank SA	46,707	200,707
Cellnex Telecom SA, 144A*	5,726	215,935
Corp ACCIONA Energias Renovables SA	692	26,874
EDP Renovaveis SA	2,883	59,345
Enagas SA	2,776	49,929
Endesa SA	3,394	66,840
Ferrovial SA	5,239	145,899
Grifols SA* (b)	3,570	43,671
Iberdrola SA	63,223	728,477
Industria de Diseno Textil SA	11,424	352,430
Naturgy Energy Group SA	1,079	29,820
Red Electrica Corp. SA	4,174	69,541
Repsol SA	13,972	222,334
Telefonica SA	57,332	234,022

(Cost $3,886,072)		4,162,013

Sweden — 1.0%
Alfa Laval AB	3,477	115,026
Assa Abloy AB, Class B	10,448	255,575
Atlas Copco AB, Class A	28,529	341,081
Atlas Copco AB, Class B	16,708	177,228
Boliden AB	2,882	118,874

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Electrolux AB, Class B	2,248	$27,381
Embracer Group AB* (b)	6,727	32,665
Epiroc AB, Class A	7,164	138,422
Epiroc AB, Class B	4,774	78,921
EQT AB	3,300	74,363
Essity AB, Class B (b)	5,908	160,325
Evolution AB, 144A	1,887	229,185
Fastighets AB Balder, Class B* (b)	8,274	41,272
Getinge AB, Class B	2,631	56,891
H & M Hennes & Mauritz AB, Class B (b)	8,596	108,837
Hexagon AB, Class B	20,253	225,571
Holmen AB, Class B	991	40,196
Husqvarna AB, Class B	3,522	31,381
Industrivarden AB, Class A	1,509	41,702
Industrivarden AB, Class C (b)	1,886	52,012
Indutrade AB	2,878	61,542
Investment AB Latour, Class B (b)	1,355	28,221
Investor AB, Class A	5,453	112,421
Investor AB, Class B	19,580	380,387
Kinnevik AB, Class B* (b)	2,684	40,188
L E Lundbergforetagen AB, Class B	661	30,849
Lifco AB, Class B	2,760	55,472
Nibe Industrier AB, Class B	16,347	169,919
Sagax AB, Class B	2,014	49,845
Sandvik AB	11,326	234,370
Securitas AB, Class B	6,760	58,586
Skandinaviska Enskilda Banken AB, Class A	17,148	215,489
Skanska AB, Class B	2,861	52,289
SKF AB, Class B (b)	3,392	64,840
Svenska Cellulosa AB SCA, Class B	6,139	86,122
Svenska Handelsbanken AB, Class A	14,293	152,269
Swedbank AB, Class A	9,802	200,954
Swedish Orphan Biovitrum AB*	1,776	41,060
Tele2 AB, Class B	5,661	52,297
Telefonaktiebolaget LM Ericsson, Class B	31,875	177,583
Telia Co. AB	26,262	68,119
Volvo AB, Class A	1,612	33,728
Volvo AB, Class B	15,895	319,772
Volvo Car AB, Class B*	6,277	29,770

(Cost $5,752,655)		5,063,000

Switzerland — 3.4%
ABB Ltd.	17,067	569,598
Adecco Group AG	1,447	51,658
Alcon, Inc.	5,259	360,008
Bachem Holding AG	205	20,549
Baloise Holding AG	556	92,840
Banque Cantonale Vaudoise	280	25,080
Barry Callebaut AG	38	75,980
BKW AG	222	32,545
Chocoladefabriken Lindt & Spruengli AG	1	111,283
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	11	121,120
Chubb Ltd.	4,434	935,663
Cie Financiere Richemont SA, Class A	5,583	844,375

	Number of Shares	Value
Switzerland (Continued)
Clariant AG*	1,604	$26,099
Coca-Cola HBC AG*	1,538	39,604
Credit Suisse Group AG	35,221	107,176
EMS-Chemie Holding AG	75	57,055
Garmin Ltd.	1,596	156,615
Geberit AG	375	203,654
Givaudan SA	100	303,121
Glencore PLC	112,062	672,031
Holcim AG*	5,842	362,394
Julius Baer Group Ltd.	2,083	138,593
Kuehne + Nagel International AG	571	146,824
Logitech International SA	1,615	88,706
Lonza Group AG	785	469,702
Nestle SA	29,117	3,295,526
Novartis AG	22,837	1,931,734
Partners Group Holding AG	241	229,776
Roche Holding AG	7,396	2,144,820
Roche Holding AG	284	88,238
Schindler Holding AG	250	54,014
Schindler Holding AG Participation Certificates	394	88,868
SGS SA	68	156,569
SIG Group AG*	3,217	78,190
Sika AG	1,502	422,916
Sonova Holding AG	564	139,127
STMicroelectronics NV	7,096	341,837
Straumann Holding AG	1,172	156,121
Swatch Group AG — Bearer	308	107,525
Swatch Group AG — Registered	751	48,197
Swiss Life Holding AG	328	198,147
Swiss Prime Site AG	727	61,666
Swiss Re AG	3,304	346,175
Swisscom AG	276	170,915
Temenos AG	650	48,047
UBS Group AG	35,200	768,034
VAT Group AG, 144A	287	87,087
Zurich Insurance Group AG	1,578	751,581

(Cost $18,181,644)		17,727,383

United Kingdom — 5.0%
3i Group PLC	10,966	216,000
abrdn PLC	17,635	47,952
Admiral Group PLC	2,151	57,316
Amcor PLC	14,698	163,736
Anglo American PLC	13,312	464,871
Ashtead Group PLC	4,506	300,581
Associated British Foods PLC	4,276	103,897
AstraZeneca PLC	16,327	2,150,572
Auto Trader Group PLC, 144A	10,678	76,969
Aviva PLC	29,313	158,417
BAE Systems PLC	33,139	360,275
Barclays PLC	176,480	373,128
Barratt Developments PLC	9,916	56,315
Berkeley Group Holdings PLC	1,274	64,718
BP PLC	190,986	1,272,851
British American Tobacco PLC	22,689	863,470
British Land Co. PLC REIT	9,639	52,127

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
BT Group PLC	73,182	$123,461
Bunzl PLC	3,554	127,531
Burberry Group PLC	3,660	109,268
Clarivate PLC*	3,643	36,904
CNH Industrial NV	9,923	163,375
Coca-Cola Europacific Partners PLC	2,074	114,070
Compass Group PLC	18,348	426,490
Croda International PLC	1,456	115,669
Diageo PLC	23,801	1,016,870
Entain PLC	5,500	90,523
Ferguson PLC	2,247	324,944
GSK PLC	42,376	731,266
Haleon PLC*	52,971	206,464
Halma PLC	3,663	95,965
Hargreaves Lansdown PLC	3,549	35,645
HSBC Holdings PLC	212,263	1,633,341
Imperial Brands PLC	9,506	230,744
Informa PLC	13,469	108,991
InterContinental Hotels Group PLC	2,068	140,353
Intertek Group PLC	1,703	86,057
J Sainsbury PLC	18,958	61,556
JD Sports Fashion PLC	33,261	72,924
Johnson Matthey PLC	1,972	52,093
Kingfisher PLC	18,156	63,128
Land Securities Group PLC REIT	7,418	61,769
Legal & General Group PLC	59,923	185,645
Liberty Global PLC, Class A*	1,683	34,485
Liberty Global PLC, Class C*	2,879	61,179
Linde PLC	5,221	1,818,840
Lloyds Banking Group PLC	693,715	441,927
London Stock Exchange Group PLC	3,360	302,318
M&G PLC	29,478	76,478
Melrose Industries PLC	45,027	81,686
Mondi PLC	5,709	96,521
National Grid PLC	39,344	499,181
NatWest Group PLC	54,956	194,474
Next PLC	1,212	100,393
Ocado Group PLC*	5,273	35,034
Pearson PLC	5,387	59,896
Pentair PLC	1,879	105,111
Persimmon PLC	3,391	59,630
Phoenix Group Holdings PLC	7,899	60,572
Prudential PLC	28,934	444,693
Reckitt Benckiser Group PLC	7,649	533,576
RELX PLC	19,860	601,809
Rentokil Initial PLC	26,400	163,769
Rio Tinto PLC	11,830	818,072
Rolls-Royce Holdings PLC*	90,971	159,628
Sage Group PLC	9,649	87,448
Schroders PLC	10,647	64,114
Segro PLC REIT	12,781	127,407
Severn Trent PLC	2,864	95,386
Shell PLC	74,403	2,275,770
Smith & Nephew PLC	9,265	133,030
Smiths Group PLC	3,451	73,678
Spirax-Sarco Engineering PLC	683	96,620
SSE PLC	10,860	229,492

	Number of Shares	Value
United Kingdom (Continued)
St James’s Place PLC	5,716	$88,681
Standard Chartered PLC	25,489	241,991
Taylor Wimpey PLC	33,857	50,498
Tesco PLC	84,807	261,813
Unilever PLC	26,975	1,350,705
United Utilities Group PLC	6,895	84,977
Vodafone Group PLC	283,731	342,743
Whitbread PLC	2,149	80,366
Willis Towers Watson PLC	1,129	264,592
WPP PLC	12,837	159,141

(Cost $24,378,061)		26,055,965

United States — 69.6%
3M Co.	5,776	622,306
A O Smith Corp.	1,384	90,832
Abbott Laboratories	18,296	1,861,069
AbbVie, Inc.	18,637	2,868,234
Activision Blizzard, Inc.	8,322	634,552
Adobe, Inc.*	4,923	1,594,806
Advance Auto Parts, Inc.	643	93,209
Advanced Micro Devices, Inc.*	16,882	1,326,588
AECOM	1,250	107,950
AES Corp.	7,163	176,783
Aflac, Inc.	6,110	416,396
Agilent Technologies, Inc.	3,161	448,767
Air Products and Chemicals, Inc.	2,338	668,621
Airbnb, Inc., Class A*	3,951	487,079
Akamai Technologies, Inc.*	1,692	122,839
Albemarle Corp.	1,231	313,056
Alcoa Corp.	1,941	94,993
Alexandria Real Estate Equities, Inc. REIT	1,603	240,097
Align Technology, Inc.*	747	231,196
Alliant Energy Corp.	2,758	141,403
Allstate Corp.	2,856	367,796
Ally Financial, Inc.	3,394	101,990
Alnylam Pharmaceuticals, Inc.*	1,250	239,313
Alphabet, Inc., Class A*	63,240	5,695,394
Alphabet, Inc., Class C*	58,068	5,243,540
Altria Group, Inc.	19,142	888,763
Amazon.com, Inc.*	97,002	9,140,498
Ameren Corp.	2,841	234,979
American Electric Power Co., Inc.	5,139	452,078
American Express Co.	6,636	1,154,598
American Financial Group, Inc.	747	100,180
American Homes 4 Rent, Class A REIT	3,294	102,180
American International Group, Inc.	7,909	483,319
American Tower Corp. REIT	4,911	972,427
American Water Works Co., Inc.	1,912	268,407
Ameriprise Financial, Inc.	1,164	399,101
AmerisourceBergen Corp.	1,655	257,452
AMETEK, Inc.	2,437	344,982
Amgen, Inc.	5,643	1,307,257
Amphenol Corp., Class A	6,448	499,849
Analog Devices, Inc.	5,398	990,371
Annaly Capital Management, Inc. REIT (b)	5,118	105,840
ANSYS, Inc.*	921	279,625

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
United States (Continued)
Aon PLC, Class A	2,220	$674,991
APA Corp.	3,656	140,317
Apollo Global Management, Inc.	4,210	298,489
Apple, Inc.	167,864	24,744,832
Applied Materials, Inc.	9,062	1,052,551
Aramark	2,229	82,027
Archer-Daniels-Midland Co.	5,765	458,894
Ares Management Corp., Class A	1,633	131,669
Arista Networks, Inc.*	2,592	359,510
Arrow Electronics, Inc.*	610	71,974
Arthur J Gallagher & Co.	2,164	405,425
Aspen Technology, Inc.*	300	63,603
Assurant, Inc.	648	82,549
AT&T, Inc.	75,404	1,425,890
Atmos Energy Corp.	1,564	176,435
Autodesk, Inc.*	2,294	455,795
Automatic Data Processing, Inc.	4,427	973,143
AutoZone, Inc.*	203	504,768
AvalonBay Communities, Inc. REIT	1,427	246,186
Avantor, Inc.*	6,427	156,626
Avery Dennison Corp.	858	156,319
Axon Enterprise, Inc.*	748	149,832
Baker Hughes Co.	10,045	307,377
Ball Corp.	3,386	190,327
Bank of America Corp.	76,491	2,623,641
Bank of New York Mellon Corp.	8,245	419,506
Bath & Body Works, Inc.	2,230	91,140
Baxter International, Inc.	5,145	205,543
Becton Dickinson and Co.	3,002	704,119
Bentley Systems, Inc., Class B	1,975	79,909
Berkshire Hathaway, Inc., Class B*	13,695	4,179,440
Best Buy Co., Inc.	2,321	192,898
BILL Holdings, Inc.*	985	83,361
Biogen, Inc.*	1,529	412,616
BioMarin Pharmaceutical, Inc.*	1,937	192,906
Bio-Rad Laboratories, Inc., Class A*	238	113,726
Bio-Techne Corp.	1,644	119,420
Black Knight, Inc.*	1,638	97,625
BlackRock, Inc.	1,579	1,088,610
Blackstone, Inc.	7,375	669,650
Block, Inc.*	5,700	437,361
Boeing Co.*	5,919	1,192,974
Booking Holdings, Inc.*	415	1,047,460
Booz Allen Hamilton Holding Corp.	1,547	146,547
BorgWarner, Inc.	2,137	107,448
Boston Properties, Inc. REIT	1,446	94,684
Boston Scientific Corp.*	15,337	716,545
Bristol-Myers Squibb Co.	22,372	1,542,773
Broadcom, Inc.	4,422	2,627,950
Broadridge Financial Solutions, Inc.	1,261	177,524
Brookfield Renewable Corp., Class A	1,360	37,960
Brown & Brown, Inc.	2,740	153,632
Brown-Forman Corp., Class B	3,261	211,541
Bunge Ltd.	1,539	146,975
Burlington Stores, Inc.*	648	138,834
C.H. Robinson Worldwide, Inc.	1,351	135,046
Cadence Design Systems, Inc.*	2,968	572,646

	Number of Shares	Value
United States (Continued)
Caesars Entertainment, Inc.*	2,164	$109,845
Camden Property Trust REIT	1,046	120,039
Campbell Soup Co.	1,961	102,992
Capital One Financial Corp.	3,952	431,084
Cardinal Health, Inc.	2,919	220,997
Carlisle Cos., Inc.	544	140,472
Carlyle Group, Inc.	2,012	69,213
CarMax, Inc.*	1,543	106,529
Carnival Corp.*	8,578	91,098
Carrier Global Corp.	9,011	405,765
Catalent, Inc.*	1,790	122,114
Caterpillar, Inc.	5,495	1,316,327
Cboe Global Markets, Inc.	1,003	126,549
CBRE Group, Inc., Class A*	3,244	276,194
CDW Corp.	1,400	283,388
Celanese Corp.	1,236	143,660
Centene Corp.*	5,840	399,456
CenterPoint Energy, Inc.	6,629	184,419
Ceridian HCM Holding, Inc.*	1,364	99,477
CF Industries Holdings, Inc.	2,142	183,976
Charles River Laboratories International, Inc.*	572	125,462
Charles Schwab Corp.	15,263	1,189,293
Charter Communications, Inc., Class A*	1,166	428,633
Cheniere Energy, Inc.	2,418	380,448
Chesapeake Energy Corp. (b)	1,047	84,608
Chevron Corp.	19,428	3,123,440
Chewy, Inc., Class A*	729	29,561
Chipotle Mexican Grill, Inc.*	298	444,342
Church & Dwight Co., Inc.	2,554	213,974
Cigna Group	3,202	935,304
Cincinnati Financial Corp.	1,607	193,965
Cintas Corp.	986	432,331
Cisco Systems, Inc.	43,134	2,088,548
Citigroup, Inc.	20,900	1,059,421
Citizens Financial Group, Inc.	5,144	214,813
Cleveland-Cliffs, Inc.*	5,524	117,827
Clorox Co.	1,295	201,295
Cloudflare, Inc., Class A*	2,816	168,988
CME Group, Inc.	3,698	685,461
CMS Energy Corp.	2,829	166,826
Coca-Cola Co.	43,480	2,587,495
Cognex Corp.	1,507	71,462
Cognizant Technology Solutions Corp., Class A	5,279	330,624
Coinbase Global, Inc., Class A*	1,261	81,751
Colgate-Palmolive Co.	8,319	609,783
Comcast Corp., Class A	45,126	1,677,333
Conagra Brands, Inc.	5,234	190,570
ConocoPhillips	13,114	1,355,332
Consolidated Edison, Inc.	3,731	333,365
Constellation Brands, Inc., Class A	1,735	388,120
Constellation Energy Corp.	3,530	264,362
Cooper Cos., Inc.	542	177,218
Copart, Inc.*	4,362	307,347
Corning, Inc.	8,586	291,495
Corteva, Inc.	7,658	477,017

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
United States (Continued)
CoStar Group, Inc.*	4,323	$305,463
Costco Wholesale Corp.	4,668	2,260,152
Coterra Energy, Inc.	8,572	214,043
Crowdstrike Holdings, Inc., Class A*	2,058	248,380
Crown Castle, Inc. REIT	4,550	594,913
Crown Holdings, Inc.	1,390	120,249
CSX Corp.	22,131	674,774
Cummins, Inc.	1,427	346,875
CVS Health Corp.	13,617	1,137,564
D.R. Horton, Inc.	3,557	328,951
Danaher Corp.	7,375	1,825,534
Darden Restaurants, Inc.	1,350	193,037
Darling Ingredients, Inc.*	1,612	101,991
Datadog, Inc., Class A*	2,638	201,860
DaVita, Inc.*	690	56,759
Deere & Co.	3,023	1,267,363
Dell Technologies, Inc., Class C	2,718	110,460
Delta Air Lines, Inc.*	1,356	51,989
DENTSPLY SIRONA, Inc. (b)	2,179	82,955
Devon Energy Corp.	6,464	348,539
Dexcom, Inc.*	4,086	453,587
Diamondback Energy, Inc.	1,773	249,248
Digital Realty Trust, Inc. REIT	2,998	312,482
Discover Financial Services	3,002	336,224
DISH Network Corp., Class A*	2,762	31,514
DocuSign, Inc.*	2,070	126,995
Dollar General Corp.	2,437	527,123
Dollar Tree, Inc.*	2,323	337,485
Dominion Energy, Inc.	8,537	474,828
Domino’s Pizza, Inc.	416	122,308
DoorDash, Inc., Class A*	2,429	132,769
Dover Corp.	1,520	227,848
Dow, Inc.	7,658	438,038
Dropbox, Inc., Class A*	2,758	56,263
DTE Energy Co.	2,143	235,109
Duke Energy Corp.	8,100	763,506
DuPont de Nemours, Inc.	5,152	376,251
Dynatrace, Inc.*	2,229	94,799
Eastman Chemical Co.	1,155	98,406
Eaton Corp. PLC	4,101	717,388
eBay, Inc.	5,632	258,509
Ecolab, Inc.	2,762	440,180
Edison International	4,097	271,262
Edwards Lifesciences Corp.*	6,566	528,169
Elanco Animal Health, Inc.*	4,180	47,945
Electronic Arts, Inc.	2,942	326,385
Elevance Health, Inc.	2,539	1,192,492
Eli Lilly & Co.	8,600	2,676,492
Emerson Electric Co.	6,248	516,772
Enphase Energy, Inc.*	1,430	301,058
Entegris, Inc.	1,625	138,499
Entergy Corp.	2,137	219,833
EOG Resources, Inc.	6,164	696,655
EPAM Systems, Inc.*	618	190,128
EQT Corp.	3,570	118,453
Equifax, Inc.	1,312	265,719
Equinix, Inc. REIT	958	659,363

	Number of Shares	Value
United States (Continued)
Equitable Holdings, Inc.	4,184	$131,461
Equity LifeStyle Properties, Inc. REIT	2,055	140,788
Equity Residential REIT	4,000	250,080
Erie Indemnity Co., Class A	270	63,555
Essential Utilities, Inc.	2,229	95,357
Essex Property Trust, Inc. REIT	712	162,379
Estee Lauder Cos., Inc., Class A	2,445	594,257
Etsy, Inc.*	1,340	162,689
Evergy, Inc.	2,419	142,261
Eversource Energy	3,480	262,253
Exact Sciences Corp.*	1,889	117,741
Exelon Corp.	10,565	426,720
Expedia Group, Inc.*	1,440	156,917
Expeditors International of Washington, Inc.	1,781	186,221
Extra Space Storage, Inc. REIT	1,379	227,052
Exxon Mobil Corp.	43,517	4,782,953
F5, Inc.*	645	92,222
FactSet Research Systems, Inc.	395	163,747
Fair Isaac Corp.*	280	189,669
Fastenal Co.	6,061	312,505
FedEx Corp.	2,650	538,533
Fidelity National Financial, Inc.	2,642	105,310
Fidelity National Information Services, Inc.	6,459	409,307
Fifth Third Bancorp	7,202	261,433
First Citizens BancShares, Inc., Class A	127	93,188
First Horizon Corp.	5,355	132,643
First Republic Bank	1,976	243,068
First Solar, Inc.*	1,014	171,508
FirstEnergy Corp.	6,250	247,125
Fiserv, Inc.*	6,378	734,044
FleetCor Technologies, Inc.*	709	152,286
FMC Corp.	1,323	170,865
Ford Motor Co.	42,000	506,940
Fortinet, Inc.*	7,280	432,723
Fortive Corp.	3,695	246,309
Fortune Brands Innovations, Inc.	1,453	90,013
Fox Corp., Class A	2,858	100,087
Fox Corp., Class B	1,563	50,407
Franklin Resources, Inc.	3,384	99,726
Freeport-McMoRan, Inc.	14,789	605,905
Gaming and Leisure Properties, Inc. REIT	3,188	171,769
Gartner, Inc.*	797	261,265
GE HealthCare Technologies, Inc.*	3,819	290,244
Gen Digital, Inc.	5,685	110,914
Generac Holdings, Inc.*	656	78,727
General Dynamics Corp.	2,457	559,975
General Electric Co.	11,459	970,692
General Mills, Inc.	6,222	494,711
General Motors Co.	14,540	563,280
Genuine Parts Co.	1,546	273,426
Gilead Sciences, Inc.	13,234	1,065,734
Global Payments, Inc.	2,971	333,346
Globe Life, Inc.	997	121,325
GoDaddy, Inc., Class A*	1,757	133,022

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
United States (Continued)
Goldman Sachs Group, Inc.	3,583	$1,259,962
Graco, Inc.	1,383	96,174
Halliburton Co.	9,817	355,670
Hartford Financial Services Group, Inc.	3,435	268,892
Hasbro, Inc.	1,356	74,594
HCA Healthcare, Inc.	2,248	547,276
Healthcare Realty Trust, Inc. REIT (b)	3,990	77,805
Healthpeak Properties, Inc. REIT	6,159	148,186
HEICO Corp.	474	78,480
HEICO Corp., Class A	814	105,942
Henry Schein, Inc.*	1,355	106,110
Hershey Co.	1,539	366,774
Hess Corp.	2,852	384,164
Hewlett Packard Enterprise Co.	13,698	213,826
HF Sinclair Corp.	1,694	84,226
Hilton Worldwide Holdings, Inc.	2,833	409,397
Hologic, Inc.*	2,418	192,570
Home Depot, Inc.	10,732	3,182,467
Honeywell International, Inc.	7,084	1,356,444
Horizon Therapeutics PLC*	2,211	242,082
Hormel Foods Corp.	3,380	150,004
Host Hotels & Resorts, Inc. REIT	7,189	120,775
Howmet Aerospace, Inc.	4,250	179,265
HP, Inc.	11,114	328,085
Hubbell, Inc.	558	140,359
HubSpot, Inc.*	474	183,372
Humana, Inc.	1,333	659,862
Huntington Bancshares, Inc.	15,700	240,524
Huntington Ingalls Industries, Inc.	418	89,954
IDEX Corp.	833	187,408
IDEXX Laboratories, Inc.*	889	420,710
Illinois Tool Works, Inc.	3,294	768,029
Illumina, Inc.*	1,775	353,580
Incyte Corp.*	2,048	157,655
Ingersoll Rand, Inc.	4,270	247,959
Insulet Corp.*	737	203,677
Intel Corp.	43,500	1,084,455
Intercontinental Exchange, Inc.	5,764	586,775
International Business Machines Corp.	9,475	1,225,118
International Flavors & Fragrances, Inc.	2,713	252,852
International Paper Co.	4,004	145,706
Interpublic Group of Cos., Inc.	4,148	147,420
Intuit, Inc.	2,851	1,160,870
Intuitive Surgical, Inc.*	3,771	865,030
Invesco Ltd.	4,276	75,514
Invitation Homes, Inc. REIT	6,448	201,564
IQVIA Holdings, Inc.*	1,919	400,054
Iron Mountain, Inc. REIT	3,250	171,438
J M Smucker Co.	1,183	174,954
Jack Henry & Associates, Inc.	695	114,147
Jacobs Solutions, Inc.	1,444	172,558
JB Hunt Transport Services, Inc.	800	144,632
Johnson & Johnson	27,656	4,238,559
Johnson Controls International PLC	7,193	451,145
JPMorgan Chase & Co.	30,943	4,435,679
Juniper Networks, Inc.	2,860	88,031
Kellogg Co.	2,891	190,633

	Number of Shares	Value
United States (Continued)
Keurig Dr Pepper, Inc.	7,798	$269,421
KeyCorp	8,447	154,496
Keysight Technologies, Inc.*	1,923	307,603
Kimberly-Clark Corp.	3,570	446,429
Kimco Realty Corp. REIT	7,106	146,455
Kinder Morgan, Inc.	21,920	373,955
KKR & Co., Inc.	5,662	319,054
KLA Corp.	1,475	559,586
Knight-Swift Transportation Holdings, Inc.	1,544	87,761
Kraft Heinz Co.	7,735	301,201
Kroger Co.	7,600	327,864
L3Harris Technologies, Inc.	2,033	429,349
Laboratory Corp. of America Holdings	986	236,009
Lam Research Corp.	1,478	718,323
Lamb Weston Holdings, Inc.	1,448	145,727
Las Vegas Sands Corp.*	4,006	230,225
Lear Corp.	642	89,655
Leidos Holdings, Inc.	1,260	122,308
Lennar Corp., Class A	2,857	276,386
Lennox International, Inc.	344	87,662
Liberty Broadband Corp., Class C*	1,244	107,817
Liberty Media Corp.-Liberty Formula One, Class C*	2,225	151,011
Liberty Media Corp-Liberty SiriusXM, Class A*	832	26,948
Liberty Media Corp-Liberty SiriusXM, Class C*	1,979	63,763
Live Nation Entertainment, Inc.*	1,893	136,410
LKQ Corp.	2,563	146,834
Lockheed Martin Corp.	2,506	1,188,496
Loews Corp.	2,121	129,572
Lowe’s Cos., Inc.	6,353	1,307,130
LPL Financial Holdings, Inc.	845	210,878
Lucid Group, Inc.*	4,242	38,729
LyondellBasell Industries NV, Class A	2,890	277,411
M&T Bank Corp.	1,796	278,901
Marathon Oil Corp.	6,295	158,319
Marathon Petroleum Corp.	4,948	611,573
Markel Corp.*	145	192,830
MarketAxess Holdings, Inc.	395	134,873
Marriott International, Inc., Class A	2,923	494,689
Marsh & McLennan Cos., Inc.	5,292	858,045
Martin Marietta Materials, Inc.	625	224,919
Marvell Technology, Inc.	9,073	409,646
Masco Corp.	2,287	119,907
Masimo Corp.*	621	103,900
Mastercard, Inc., Class A	9,099	3,232,784
Match Group, Inc.*	2,861	118,503
McCormick & Co., Inc.	2,715	201,779
McDonald’s Corp.	7,743	2,043,455
McKesson Corp.	1,488	520,517
Medical Properties Trust, Inc. REIT	6,367	65,580
Merck & Co., Inc.	26,628	2,828,959
Meta Platforms, Inc., Class A*	23,752	4,155,175
MetLife, Inc.	6,982	500,819
Mettler-Toledo International, Inc.*	243	348,392

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
United States (Continued)
MGM Resorts International	3,720	$159,997
Microchip Technology, Inc.	5,812	470,946
Micron Technology, Inc.	11,492	664,467
Microsoft Corp.	74,789	18,653,872
Mid-America Apartment Communities, Inc. REIT	1,266	202,687
Moderna, Inc.*	3,440	477,506
Mohawk Industries, Inc.*	416	42,786
Molina Healthcare, Inc.*	655	180,341
Molson Coors Beverage Co., Class B	1,967	104,625
Mondelez International, Inc., Class A	14,430	940,547
MongoDB, Inc.*	656	137,445
Monolithic Power Systems, Inc.	463	224,226
Monster Beverage Corp.*	4,116	418,844
Moody’s Corp.	1,751	508,053
Morgan Stanley	13,456	1,298,504
Mosaic Co.	3,536	188,080
Motorola Solutions, Inc.	1,768	464,648
MSCI, Inc.	858	448,005
Nasdaq, Inc.	3,630	203,498
NetApp, Inc.	2,318	149,627
Netflix, Inc.*	4,672	1,504,991
Neurocrine Biosciences, Inc.*	972	100,213
Newell Brands, Inc. (b)	4,259	62,565
Newmont Corp.	8,140	354,985
News Corp., Class A	4,251	72,905
NextEra Energy, Inc.	20,992	1,491,062
NIKE, Inc., Class B	13,251	1,574,086
NiSource, Inc.	4,271	117,154
Nordson Corp.	502	110,259
Norfolk Southern Corp.	2,366	531,924
Northern Trust Corp.	2,200	209,594
Northrop Grumman Corp.	1,542	715,658
NRG Energy, Inc.	2,670	87,549
Nucor Corp.	2,702	452,423
NVIDIA Corp.	26,009	6,038,249
NVR, Inc.*	33	170,729
Occidental Petroleum Corp.	8,040	470,822
Okta, Inc.*	1,582	112,781
Old Dominion Freight Line, Inc.	1,025	347,742
Omnicom Group, Inc.	2,139	193,729
ON Semiconductor Corp.*	4,796	371,258
ONEOK, Inc.	4,712	308,400
Oracle Corp.	17,187	1,502,144
O’Reilly Automotive, Inc.*	664	551,186
Otis Worldwide Corp.	4,286	362,681
Ovintiv, Inc.	2,599	111,159
Owens Corning	1,040	101,702
PACCAR, Inc.	5,355	386,631
Packaging Corp. of America	988	135,079
Palantir Technologies, Inc., Class A* (b)	18,341	143,793
Palo Alto Networks, Inc.*	3,102	584,324
Paramount Global, Class B	6,550	140,301
Parker-Hannifin Corp.	1,390	489,072
Paychex, Inc.	3,475	383,640
Paycom Software, Inc.*	579	167,366
Paylocity Holding Corp.*	417	80,318

	Number of Shares	Value
United States (Continued)
PayPal Holdings, Inc.*	11,492	$845,811
PepsiCo, Inc.	14,600	2,533,538
PerkinElmer, Inc.	1,281	159,574
Pfizer, Inc.	59,263	2,404,300
PG&E Corp.* (b)	16,078	251,138
Philip Morris International, Inc.	16,241	1,580,249
Phillips 66	5,045	517,415
Pinterest, Inc., Class A*	5,608	140,817
Pioneer Natural Resources Co.	2,434	487,798
Plug Power, Inc.* (b)	5,060	75,242
PNC Financial Services Group, Inc.	4,328	683,478
Pool Corp.	420	149,881
PPG Industries, Inc.	2,483	327,905
PPL Corp.	7,747	209,711
Principal Financial Group, Inc.	2,538	227,303
Procter & Gamble Co.	25,028	3,442,852
Progressive Corp.	6,012	862,842
Prologis, Inc. REIT	9,731	1,200,805
Prudential Financial, Inc.	3,959	395,900
PTC, Inc.*	1,168	146,385
Public Service Enterprise Group, Inc.	5,033	304,144
Public Storage REIT	1,713	512,101
PulteGroup, Inc.	2,267	123,937
Qorvo, Inc.*	1,140	115,015
QUALCOMM, Inc.	11,770	1,453,948
Quanta Services, Inc.	1,516	244,682
Quest Diagnostics, Inc.	1,142	158,007
Raymond James Financial, Inc.	2,065	223,970
Raytheon Technologies Corp.	15,262	1,497,050
Realty Income Corp. REIT	6,945	444,133
Regency Centers Corp. REIT	1,627	102,338
Regeneron Pharmaceuticals, Inc.*	1,113	846,347
Regions Financial Corp.	9,121	212,702
Reliance Steel & Aluminum Co.	586	145,234
Repligen Corp.*	536	93,462
Republic Services, Inc.	2,228	287,256
ResMed, Inc.	1,542	328,446
Rivian Automotive, Inc., Class A*	3,208	61,914
Robert Half International, Inc.	991	79,894
ROBLOX Corp., Class A*	3,704	135,715
Rockwell Automation, Inc.	1,222	360,404
Roku, Inc.*	1,279	82,739
Rollins, Inc.	2,250	79,200
Roper Technologies, Inc.	1,109	477,092
Ross Stores, Inc.	3,723	411,540
Royal Caribbean Cruises Ltd.* (b)	2,320	163,885
Royalty Pharma PLC, Class A	3,547	127,160
RPM International, Inc.	1,356	120,182
S&P Global, Inc.	3,592	1,225,590
Salesforce, Inc.*	10,610	1,735,902
SBA Communications Corp. REIT	1,143	296,437
Schlumberger NV	15,258	811,878
Seagate Technology Holdings PLC	2,047	132,154
Seagen, Inc.*	1,502	269,894
Sealed Air Corp.	1,562	75,944
SEI Investments Co.	1,281	77,180
Sempra Energy	3,323	498,317

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
United States (Continued)
Sensata Technologies Holding PLC	1,547	$78,247
ServiceNow, Inc.*	2,108	911,014
Sherwin-Williams Co.	2,546	563,557
Signature Bank	664	76,393
Simon Property Group, Inc. REIT	3,600	439,524
Sirius XM Holdings, Inc. (b)	7,954	34,918
Skyworks Solutions, Inc.	1,724	192,347
Snap, Inc., Class A*	11,247	114,157
Snap-on, Inc.	561	139,509
Snowflake, Inc., Class A*	2,356	363,719
Southern Co.	11,291	712,010
Southwest Airlines Co.	1,546	51,915
Splunk, Inc.*	1,675	171,688
SS&C Technologies Holdings, Inc.	2,677	157,140
Stanley Black & Decker, Inc.	1,724	147,592
Starbucks Corp.	12,117	1,237,025
State Street Corp.	3,767	334,058
Steel Dynamics, Inc.	1,815	228,890
STERIS PLC	1,051	197,620
Stryker Corp.	3,570	938,482
Sun Communities, Inc. REIT	1,273	182,217
SVB Financial Group*	638	183,814
Synchrony Financial	4,811	171,801
Synopsys, Inc.*	1,615	587,472
Sysco Corp.	5,342	398,353
T. Rowe Price Group, Inc.	2,324	260,939
Take-Two Interactive Software, Inc.*	1,705	186,783
Targa Resources Corp.	2,286	169,393
Target Corp.	4,800	808,800
TE Connectivity Ltd.	3,398	432,633
Teledyne Technologies, Inc.*	469	201,703
Teleflex, Inc.	549	130,788
Teradyne, Inc.	1,714	173,354
Tesla, Inc.*	28,344	5,830,644
Texas Instruments, Inc.	9,533	1,634,433
Texas Pacific Land Corp. (b)	65	115,712
Textron, Inc.	2,237	162,250
Thermo Fisher Scientific, Inc.	4,119	2,231,509
TJX Cos., Inc.	12,299	942,103
T-Mobile US, Inc.*	6,536	929,288
Toast, Inc., Class A*	2,408	45,559
Toro Co.	1,099	121,374
Tractor Supply Co.	1,125	262,418
Trade Desk, Inc., Class A*	4,734	264,915
Tradeweb Markets, Inc., Class A	1,177	83,438
TransDigm Group, Inc.	523	389,044
TransUnion	2,164	141,591
Travelers Cos., Inc.	2,449	453,359
Trimble, Inc.*	2,760	143,686
Truist Financial Corp.	14,118	662,840
Twilio, Inc., Class A*	1,806	121,381
Tyler Technologies, Inc.*	433	139,101
Tyson Foods, Inc., Class A	2,930	173,573
Uber Technologies, Inc.*	15,618	519,455
UDR, Inc. REIT	3,351	143,557
UGI Corp.	2,049	76,284
U-Haul Holding Co.	936	52,070

	Number of Shares	Value
United States (Continued)
Ulta Beauty, Inc.*	538	$279,114
Union Pacific Corp.	6,559	1,359,550
United Parcel Service, Inc., Class B	7,691	1,403,531
United Rentals, Inc.	744	348,586
United Therapeutics Corp.*	506	124,496
UnitedHealth Group, Inc.	9,821	4,674,207
Unity Software, Inc.*	2,754	83,832
Universal Health Services, Inc., Class B	639	85,351
US Bancorp	14,902	711,272
Vail Resorts, Inc.	423	98,766
Valero Energy Corp.	4,087	538,381
Veeva Systems, Inc., Class A*	1,443	239,047
Ventas, Inc. REIT	4,207	204,671
VeriSign, Inc.*	1,041	204,900
Verisk Analytics, Inc.	1,702	291,229
Verizon Communications, Inc.	44,800	1,738,688
Vertex Pharmaceuticals, Inc.*	2,680	777,977
VF Corp.	3,578	88,806
Viatris, Inc.	12,635	144,039
VICI Properties, Inc. REIT	10,150	340,330
Visa, Inc., Class A	17,140	3,769,772
Vistra Corp.	3,460	76,085
VMware, Inc., Class A*	2,156	237,440
Vulcan Materials Co.	1,343	242,962
W.R. Berkley Corp.	2,019	133,638
W.W. Grainger, Inc.	482	322,183
Walgreens Boots Alliance, Inc.	7,593	269,779
Walmart, Inc.	15,866	2,255,035
Walt Disney Co.*	19,135	1,906,037
Warner Bros Discovery, Inc.*	24,676	385,439
Waste Connections, Inc.	2,709	362,789
Waste Management, Inc.	4,364	653,553
Waters Corp.*	659	204,877
Webster Financial Corp.	1,974	104,859
WEC Energy Group, Inc.	3,321	294,440
Wells Fargo & Co.	40,176	1,879,032
Welltower, Inc. REIT	4,710	349,105
West Pharmaceutical Services, Inc.	763	241,894
Western Digital Corp.*	3,546	136,450
Westinghouse Air Brake Technologies Corp.	1,894	197,601
Westlake Corp.	402	47,894
Westrock Co.	2,772	87,041
Weyerhaeuser Co. REIT	7,864	245,750
Whirlpool Corp.	645	88,997
Williams Cos., Inc.	12,689	381,939
Wolfspeed, Inc.*	1,274	94,251
Workday, Inc., Class A*	2,081	385,963
WP Carey, Inc. REIT	2,007	162,888
Wynn Resorts Ltd.*	1,183	128,202
Xcel Energy, Inc.	5,797	374,312
Xylem, Inc.	2,048	210,227
Yum! Brands, Inc.	2,954	375,631
Zebra Technologies Corp., Class A*	531	159,433
Zillow Group, Inc., Class C*	1,452	60,984
Zimmer Biomet Holdings, Inc.	2,143	265,453
Zoetis, Inc.	4,903	818,801

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
United States (Continued)
Zoom Video Communications, Inc., Class A*	2,314	$172,601
ZoomInfo Technologies, Inc. *	2,760	66,709
Zscaler, Inc.*	975	127,871

(Cost $363,126,626)		360,911,745

Uruguay — 0.1%
MercadoLibre, Inc.* (Cost $515,633)	476	580,720

TOTAL COMMON STOCKS (Cost $514,517,168)		513,793,275

PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG	558	53,111
Dr Ing hc F Porsche AG*	1,198	144,962
Henkel AG & Co. KGaA	1,875	136,844
Porsche Automobil Holding SE	1,615	92,075
Sartorius AG	259	110,582
Volkswagen AG	1,973	270,250

(Cost $900,239)		807,824

United States — 0.0%
AMC Entertainment Holdings, Inc.* (Cost $79,929)	5,444	11,269

TOTAL PREFERRED STOCKS (Cost $980,168)		819,093

	Number of Shares	Value
RIGHTS — 0.0%
Hong Kong — 0.0%
Link REIT*, expires 3/27/23 (Cost $0)	4,184	$3,945

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	19,824	23,266

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (e)(f) (Cost $1,008,168)	1,008,168	1,008,168

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 4.51% (e) (Cost $1,449,681)	1,449,681	1,449,681

TOTAL INVESTMENTS — 99.7%
(Cost $517,955,185)		$517,097,428
Other assets and liabilities, net — 0.3%		1,723,347

NET ASSETS — 100.0%		$518,820,775

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (d)
178,464	—		—	—	88,383	—	—	21,324	266,847
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (e)(f)
339,649	668,519	(g)	—	—	—	16,452	—	1,008,168	1,008,168
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 4.51% (e)
995,448	6,273,086		(5,818,853)	—	—	24,489	—	1,449,681	1,449,681

1,513,561	6,941,605		(5,818,853)	—	88,383	40,941	—	2,479,173	2,724,696

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $4,329,701, which is 0.8% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2023 (Unaudited)

(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,594,106.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Futures	USD	10	$2,005,494	$1,987,750	3/17/2023	$(17,744)
S&P Mid 400 E-Mini Futures	USD	2	502,960	520,640	3/17/2023	17,680
MINI S&P/TSX 60 Futures	CAD	1	44,422	44,680	3/16/2023	258
MSCI EAFE Futures	USD	14	1,432,665	1,432,620	3/17/2023	(45)

Total net unrealized appreciation						$149

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$513,757,630	$—	$35,645	$513,793,275
Preferred Stocks (a)	819,093	—	—	819,093
Rights	—	3,945	—	3,945
Warrants	23,266	—	—	23,266
Short-Term Investments (a)	2,457,849	—	—	2,457,849
Derivatives (b)
Futures Contracts	17,938	—	—	17,938

TOTAL	$517,075,776	$3,945	$35,645	$517,115,366

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(17,789)	$—	$—	$(17,789)

TOTAL	$(17,789)	$—	$—	$(17,789)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 9.8%
Activision Blizzard, Inc.	250	$19,063
Alphabet, Inc., Class A*	2,163	194,800
Alphabet, Inc., Class C*	2,015	181,955
AT&T, Inc.	2,596	49,090
Charter Communications, Inc., Class A* (a)	41	15,072
Comcast Corp., Class A	1,183	43,972
Electronic Arts, Inc.	127	14,089
Fox Corp., Class A	176	6,164
Fox Corp., Class B	84	2,709
Interpublic Group of Cos., Inc.	315	11,195
Lumen Technologies, Inc.	294	1,000
Meta Platforms, Inc., Class A*	1,895	331,511
New York Times Co., Class A	82	3,157
News Corp., Class A	107	1,835
Omnicom Group, Inc.	86	7,789
Pinterest, Inc., Class A*	186	4,670
Spotify Technology SA*	34	3,954
Take-Two Interactive Software, Inc.*	18	1,972
Verizon Communications, Inc.	688	26,701
Walt Disney Co.*	23	2,291
Warner Bros Discovery, Inc.*	249	3,889

(Cost $1,133,961)		926,878

Consumer Discretionary — 12.9%
Advance Auto Parts, Inc.	64	9,277
Amazon.com, Inc.*	786	74,065
AutoNation, Inc.*	57	7,781
AutoZone, Inc.*	14	34,812
Bath & Body Works, Inc.	174	7,111
Best Buy Co., Inc.	337	28,008
Booking Holdings, Inc.*	5	12,620
BorgWarner, Inc.	154	7,743
Burlington Stores, Inc.*	39	8,356
Capri Holdings Ltd.*	102	5,056
Chipotle Mexican Grill, Inc.*	10	14,911
Columbia Sportswear Co.	32	2,790
D.R. Horton, Inc.	130	12,022
Darden Restaurants, Inc.	59	8,436
Deckers Outdoor Corp.*	18	7,494
Dick’s Sporting Goods, Inc.	92	11,834
Dollar General Corp.	150	32,445
Dollar Tree, Inc.*	56	8,136
Domino’s Pizza, Inc.	18	5,292
eBay, Inc.	203	9,318
Expedia Group, Inc.*	62	6,756
Five Below, Inc.*	25	5,107
Floor & Decor Holdings, Inc., Class A*	46	4,223
Garmin Ltd.	96	9,420
Gentex Corp.	161	4,597
Genuine Parts Co.	78	13,795
Grand Canyon Education, Inc.*	35	3,965
Home Depot, Inc.	669	198,385
Kohl’s Corp.	126	3,533
Lear Corp.	27	3,771
Lennar Corp., Class A	190	18,381
Lithia Motors, Inc.	20	5,104

	Number of Shares	Value
Consumer Discretionary (Continued)
LKQ Corp.	170	$9,739
Lowe’s Cos., Inc.	607	124,890
Lululemon Athletica, Inc.*	45	13,914
Macy’s, Inc.	331	6,772
Mohawk Industries, Inc.*	48	4,937
NIKE, Inc., Class B	397	47,160
NVR, Inc.*	3	15,521
O’Reilly Automotive, Inc.*	47	39,015
Penske Automotive Group, Inc.	22	3,171
Polaris, Inc.	31	3,526
PulteGroup, Inc.	202	11,043
PVH Corp.	44	3,531
Ralph Lauren Corp.	29	3,428
Ross Stores, Inc.	266	29,404
Skechers U.S.A., Inc., Class A*	74	3,294
Starbucks Corp.	511	52,168
Tapestry, Inc.	217	9,442
Target Corp.	587	98,910
Tempur Sealy International, Inc.	150	6,411
Thor Industries, Inc. (a)	53	4,822
TJX Cos., Inc.	772	59,135
Toll Brothers, Inc.	59	3,536
Tractor Supply Co.	91	21,227
Ulta Beauty, Inc.*	34	17,639
VF Corp.	100	2,482
Victoria’s Secret & Co.*	108	4,281
Whirlpool Corp.	45	6,209
Williams-Sonoma, Inc. (a)	103	12,867
Yum! Brands, Inc.	97	12,335

(Cost $1,209,630)		1,215,353

Consumer Staples — 8.1%
Altria Group, Inc.	637	29,576
Archer-Daniels-Midland Co.	465	37,014
BJ’s Wholesale Club Holdings, Inc.*	128	9,190
Clorox Co.	55	8,549
Colgate-Palmolive Co.	326	23,896
Costco Wholesale Corp.	386	186,893
Darling Ingredients, Inc.*	55	3,480
Estee Lauder Cos., Inc., Class A	19	4,618
General Mills, Inc.	57	4,532
Hershey Co.	18	4,290
Hormel Foods Corp.	56	2,485
Kimberly-Clark Corp.	52	6,503
Kroger Co.	452	19,499
Monster Beverage Corp.*	143	14,552
PepsiCo, Inc.	18	3,124
Performance Food Group Co.*	52	2,943
Philip Morris International, Inc.	767	74,629
Procter & Gamble Co.	867	119,265
Sysco Corp.	57	4,251
Tyson Foods, Inc., Class A	152	9,004
US Foods Holding Corp.*	99	3,715
Walgreens Boots Alliance, Inc.	442	15,704
Walmart, Inc.	1,248	177,378

(Cost $750,148)		765,090

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Energy — 10.3%
Antero Resources Corp.*	104	$2,725
APA Corp.	202	7,753
Chesapeake Energy Corp.	62	5,010
Chevron Corp.	1,246	200,319
ConocoPhillips	791	81,750
Coterra Energy, Inc.	100	2,497
Devon Energy Corp.	227	12,240
Diamondback Energy, Inc.	77	10,825
EOG Resources, Inc.	491	55,493
Exxon Mobil Corp.	3,445	378,640
HF Sinclair Corp.	49	2,436
Marathon Oil Corp.	402	10,110
Marathon Petroleum Corp.	542	66,991
Occidental Petroleum Corp.	171	10,014
ONEOK, Inc.	132	8,639
Ovintiv, Inc.	212	9,067
PDC Energy, Inc.	77	5,168
Phillips 66	410	42,050
Pioneer Natural Resources Co.	26	5,211
Targa Resources Corp.	122	9,040
Texas Pacific Land Corp. (a)	2	3,560
Valero Energy Corp.	336	44,261

(Cost $791,265)		973,799

Financials — 9.2%
Affiliated Managers Group, Inc.	17	2,710
Aflac, Inc.	50	3,408
Allstate Corp.	124	15,969
Aon PLC, Class A	20	6,081
Apollo Global Management, Inc.	133	9,430
Arch Capital Group Ltd.*	133	9,310
Berkshire Hathaway, Inc., Class B*	1,423	434,271
Blackstone, Inc.	358	32,506
Capital One Financial Corp.	38	4,145
Carlyle Group, Inc.	240	8,256
Cboe Global Markets, Inc.	48	6,056
Cincinnati Financial Corp.	146	17,622
Coinbase Global, Inc., Class A* (a)	194	12,577
Credit Acceptance Corp.*	8	3,555
Discover Financial Services	68	7,616
Erie Indemnity Co., Class A (a)	18	4,237
Evercore, Inc., Class A	72	9,445
F&G Annuities & Life, Inc.	9	183
FactSet Research Systems, Inc.	19	7,876
Fidelity National Financial, Inc.	143	5,700
First American Financial Corp.	103	5,848
Franklin Resources, Inc. (a)	197	5,806
Janus Henderson Group PLC	91	2,499
Lazard Ltd., Class A	119	4,446
LPL Financial Holdings, Inc.	27	6,738
Markel Corp.*	4	5,319
MarketAxess Holdings, Inc.	15	5,122
Marsh & McLennan Cos., Inc.	199	32,266
MGIC Investment Corp.	344	4,733
Moody’s Corp.	87	25,243
MSCI, Inc.	32	16,709
Old Republic International Corp.	161	4,246
Progressive Corp.	227	32,579

	Number of Shares	Value
Financials (Continued)
S&P Global, Inc.	147	$50,156
SEI Investments Co.	101	6,085
Synchrony Financial	204	7,285
T. Rowe Price Group, Inc. (a)	254	28,519
Travelers Cos., Inc.	14	2,592
Willis Towers Watson PLC	93	21,796

(Cost $775,363)		868,940

Health Care — 14.4%
Abbott Laboratories	454	46,181
AbbVie, Inc.	132	20,315
Align Technology, Inc.*	35	10,833
AmerisourceBergen Corp.	22	3,422
Amgen, Inc.	96	22,239
Biogen, Inc.*	97	26,176
Bio-Rad Laboratories, Inc., Class A*	23	10,990
Bristol-Myers Squibb Co.	506	34,894
Cardinal Health, Inc.	64	4,845
Chemed Corp.	10	5,216
Cigna Group	120	35,052
Cooper Cos., Inc.	13	4,251
CVS Health Corp.	701	58,562
DaVita, Inc.*	30	2,468
Edwards Lifesciences Corp.*	205	16,490
Elevance Health, Inc.	72	33,816
Eli Lilly & Co.	48	14,939
Exelixis, Inc.*	175	2,989
Gilead Sciences, Inc.	382	30,762
HCA Healthcare, Inc.	136	33,109
Henry Schein, Inc.*	125	9,789
Hologic, Inc.*	191	15,211
Humana, Inc.	56	27,721
IDEXX Laboratories, Inc.*	26	12,304
Incyte Corp.*	72	5,543
Intuitive Surgical, Inc.*	14	3,211
Johnson & Johnson	1,131	173,337
Laboratory Corp. of America Holdings	65	15,558
Masimo Corp.*	18	3,012
McKesson Corp.	196	68,563
Merck & Co., Inc.	157	16,680
Mettler-Toledo International, Inc.*	9	12,903
Moderna, Inc.*	410	56,912
Molina Healthcare, Inc.*	62	17,070
Organon & Co.	228	5,584
Pfizer, Inc.	3,728	151,245
Premier, Inc., Class A	77	2,479
Quest Diagnostics, Inc.	102	14,113
QuidelOrtho Corp.*	46	3,999
Regeneron Pharmaceuticals, Inc.*	96	73,000
Thermo Fisher Scientific, Inc.	30	16,253
United Therapeutics Corp.*	16	3,937
UnitedHealth Group, Inc.	374	178,002
Universal Health Services, Inc., Class B	34	4,541
Vertex Pharmaceuticals, Inc.*	119	34,545
Waters Corp.*	24	7,461
West Pharmaceutical Services, Inc.	29	9,194

(Cost $1,287,314)		1,359,716

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Industrials — 6.1%
3M Co.	242	$26,073
A O Smith Corp.	114	7,482
Acuity Brands, Inc.	27	5,237
AECOM	36	3,109
AGCO Corp.	41	5,773
Alaska Air Group, Inc.*	77	3,683
Allegion PLC	22	2,480
C.H. Robinson Worldwide, Inc.	52	5,198
Carrier Global Corp.	235	10,582
Caterpillar, Inc.	27	6,468
Cintas Corp.	6	2,631
Copart, Inc.*	180	12,683
Cummins, Inc.	107	26,010
Delta Air Lines, Inc.*	132	5,061
Donaldson Co., Inc.	64	4,048
Eaton Corp. PLC	27	4,723
Emerson Electric Co.	92	7,609
Expeditors International of Washington, Inc.	167	17,462
Fastenal Co.	264	13,612
FedEx Corp.	127	25,809
Fortune Brands Innovations, Inc.	50	3,097
FTI Consulting, Inc.* (a)	24	4,409
General Dynamics Corp.	14	3,191
Graco, Inc.	87	6,050
GXO Logistics, Inc.*	49	2,429
Huntington Ingalls Industries, Inc.	12	2,582
Illinois Tool Works, Inc.	21	4,896
JB Hunt Transport Services, Inc.	70	12,655
JetBlue Airways Corp.*	225	1,867
Johnson Controls International PLC	61	3,826
Knight-Swift Transportation Holdings, Inc.	114	6,480
L3Harris Technologies, Inc.	15	3,168
Landstar System, Inc.	40	7,232
Lennox International, Inc.	21	5,351
Lincoln Electric Holdings, Inc.	22	3,694
Lockheed Martin Corp.	173	82,047
ManpowerGroup, Inc.	44	3,735
Masco Corp.	128	6,711
Masterbrand, Inc.*	50	487
Nordson Corp.	13	2,855
Northrop Grumman Corp.	13	6,033
Old Dominion Freight Line, Inc.	53	17,981
Otis Worldwide Corp.	83	7,023
Owens Corning	73	7,139
PACCAR, Inc.	36	2,599
Parker-Hannifin Corp.	8	2,815
Pentair PLC	86	4,811
Quanta Services, Inc.	21	3,389
Robert Half International, Inc.	98	7,901
Rockwell Automation, Inc.	10	2,949
RXO, Inc.* (a)	74	1,522
Snap-on, Inc.	37	9,201
Southwest Airlines Co.	129	4,332
Tetra Tech, Inc.	18	2,464
Textron, Inc.	62	4,497
Toro Co.	61	6,737

	Number of Shares	Value
Industrials (Continued)
Trex Co., Inc.*	48	$2,454
United Parcel Service, Inc., Class B	462	84,310
W.W. Grainger, Inc.	20	13,369
Waste Management, Inc.	97	14,527
Watsco, Inc.	22	6,704
WESCO International, Inc.*	17	2,815
XPO, Inc.*	74	2,469

(Cost $546,211)		580,536

Information Technology — 23.8%
Accenture PLC, Class A	312	82,852
Adobe, Inc.*	181	58,635
Advanced Micro Devices, Inc.*	546	42,905
Akamai Technologies, Inc.*	52	3,775
Amdocs Ltd.	92	8,428
Apple, Inc.	3,304	487,043
Applied Materials, Inc.	524	60,863
Arista Networks, Inc.*	94	13,038
Autodesk, Inc.*	14	2,782
Automatic Data Processing, Inc.	192	42,205
Broadridge Financial Solutions, Inc.	49	6,898
Cadence Design Systems, Inc.*	94	18,136
Ciena Corp.*	92	4,436
Cirrus Logic, Inc.*	39	4,007
Cisco Systems, Inc.	3,132	151,651
Cognex Corp.	62	2,940
Cognizant Technology Solutions Corp., Class A	388	24,300
Concentrix Corp.	18	2,463
Corning, Inc.	168	5,704
Dell Technologies, Inc., Class C	207	8,412
Dolby Laboratories, Inc., Class A	32	2,633
Dropbox, Inc., Class A*	106	2,162
EPAM Systems, Inc.*	18	5,538
F5, Inc.*	27	3,860
Fair Isaac Corp.*	8	5,419
First Solar, Inc.*	36	6,089
Fortinet, Inc.*	87	5,171
Gartner, Inc.*	23	7,540
Genpact Ltd.	50	2,387
HP, Inc.	1,559	46,022
Intel Corp.	3,493	87,081
International Business Machines Corp.	56	7,241
Intuit, Inc.	28	11,401
Jack Henry & Associates, Inc.	32	5,256
Keysight Technologies, Inc.*	66	10,557
KLA Corp.	51	19,348
Lam Research Corp.	74	35,965
Lumentum Holdings, Inc.*	37	1,991
Mastercard, Inc., Class A	299	106,232
Micron Technology, Inc.	1,036	59,902
Microsoft Corp.	1,808	450,951
MKS Instruments, Inc.	36	3,489
NetApp, Inc.	55	3,550
NVIDIA Corp.	126	29,252
ON Semiconductor Corp.*	93	7,199
Oracle Corp.	261	22,811

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Paychex, Inc.	133	$14,683
PayPal Holdings, Inc.*	322	23,699
Qorvo, Inc.*	49	4,944
QUALCOMM, Inc.	492	60,777
Salesforce, Inc.*	52	8,508
Skyworks Solutions, Inc.	108	12,050
Synopsys, Inc.*	15	5,456
Teradyne, Inc.	113	11,429
Texas Instruments, Inc.	536	91,897
VeriSign, Inc.*	13	2,559
Visa, Inc., Class A (a)	126	27,712
Western Union Co.	221	2,864
Zebra Technologies Corp., Class A*	26	7,807

(Cost $2,354,548)		2,254,905

Materials — 3.7%
Air Products and Chemicals, Inc.	26	7,435
Alcoa Corp.	55	2,692
Amcor PLC	231	2,573
Celanese Corp.	71	8,252
CF Industries Holdings, Inc.	149	12,798
Cleveland-Cliffs, Inc.* (a)	482	10,281
Corteva, Inc.	432	26,909
Dow, Inc.	476	27,227
DuPont de Nemours, Inc.	303	22,128
Eagle Materials, Inc.	27	3,789
Eastman Chemical Co.	33	2,812
Freeport-McMoRan, Inc.	905	37,078
Huntsman Corp.	112	3,286
International Paper Co.	167	6,077
Louisiana-Pacific Corp.	126	7,372
LyondellBasell Industries NV, Class A	280	26,877
Mosaic Co.	141	7,500
Newmont Corp.	112	4,884
Nucor Corp.	365	61,116
Olin Corp.	123	7,103
Packaging Corp. of America	41	5,606
Reliance Steel & Aluminum Co.	62	15,366
Sherwin-Williams Co.	18	3,984
Southern Copper Corp. (a)	42	3,095
Steel Dynamics, Inc.	226	28,501
United States Steel Corp.	295	9,036

(Cost $283,472)		353,777

Real Estate — 0.9%
CBRE Group, Inc., Class A*	298	25,372
Jones Lang LaSalle, Inc.*	27	4,710
Public Storage REIT	78	23,318
Simon Property Group, Inc. REIT	106	12,942
Weyerhaeuser Co. REIT	631	19,719

(Cost $86,304)		86,061

Utilities — 0.4%
Constellation Energy Corp.	37	2,771
DTE Energy Co.	76	8,338
Exelon Corp.	109	4,402
NRG Energy, Inc.	211	6,919
Public Service Enterprise Group, Inc.	55	3,324

	Number of Shares	Value
Utilities (Continued)
Sempra Energy	21	$3,149
UGI Corp.	72	2,680
Vistra Corp.	112	2,463

(Cost $33,932)		34,046

TOTAL COMMON STOCKS (Cost $9,252,148)		9,419,101

EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 ETF (Cost $18,578)	85	18,628

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c) (Cost $11,086)	11,086	11,086

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b) (Cost $2,487)	2,487	2,487

TOTAL INVESTMENTS — 99.9% (Cost $9,284,299)		$9,451,302
Other assets and liabilities, net — 0.1%		6,073

NET ASSETS — 100.0%		$9,457,375

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c)
4,995	6,091	(d)	—	—	—	174	—	11,086	11,086

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b)
4,206	141,304		(143,023)	—	—	93	—	2,487	2,487

9,201	147,395		(143,023)	—	—	267	—	13,573	13,573

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $121,371, which is 1.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $111,859.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$9,419,101	$—	$—	$9,419,101
Exchange-Traded Funds	18,628	—	—	18,628
Short-Term Investments (a)	13,573	—	—	13,573

TOTAL	$9,451,302	$—	$—	$9,451,302

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Communication Services — 2.8%
Activision Blizzard, Inc.	4,727	$360,434
Alphabet, Inc., Class A*	475	42,779
Alphabet, Inc., Class C*	418	37,745
AT&T, Inc.	20,597	389,489
Cable One, Inc.	24	16,575
Charter Communications, Inc., Class A* (a)	236	86,756
Comcast Corp., Class A	3,525	131,024
DISH Network Corp., Class A* (a)	485	5,534
Electronic Arts, Inc.	2,414	267,809
Fox Corp., Class A	3,673	128,628
Fox Corp., Class B	2,141	69,047
Frontier Communications Parent, Inc.*	4,158	113,763
Interpublic Group of Cos., Inc.	13,837	491,767
Liberty Broadband Corp., Class C*	286	24,788
Liberty Media Corp.-Liberty Formula One, Class C*	799	54,228
Liberty Media Corp-Liberty SiriusXM, Class A*	962	31,159
Liberty Media Corp-Liberty SiriusXM, Class C*	1,857	59,833
Live Nation Entertainment, Inc.*	242	17,439
Lumen Technologies, Inc.	4,494	15,280
Madison Square Garden Sports Corp.	550	105,127
Meta Platforms, Inc., Class A*	84	14,695
New York Times Co., Class A	3,229	124,317
News Corp., Class A	8,384	143,786
News Corp., Class B	2,694	46,498
Nexstar Media Group, Inc.	966	179,579
Omnicom Group, Inc.	6,439	583,180
Paramount Global, Class B	1,656	35,472
Sirius XM Holdings, Inc. (a)	11,283	49,532
Take-Two Interactive Software, Inc.*	415	45,463
T-Mobile US, Inc.*	338	48,057
Verizon Communications, Inc.	3,435	133,312
Walt Disney Co.*	163	16,236
World Wrestling Entertainment, Inc., Class A	664	55,776

(Cost $3,970,990)		3,925,107

Consumer Discretionary — 10.0%
Advance Auto Parts, Inc.	1,419	205,698
Airbnb, Inc., Class A*	77	9,493
Aptiv PLC*	176	20,465
Aramark	3,077	113,234
AutoNation, Inc.*	2,067	282,166
AutoZone, Inc.*	241	599,256
Best Buy Co., Inc.	4,922	409,067
Booking Holdings, Inc.*	36	90,864
BorgWarner, Inc.	9,009	452,972
Boyd Gaming Corp.	144	9,379
Bright Horizons Family Solutions, Inc.*	98	7,726
Brunswick Corp.	1,076	94,064
Burlington Stores, Inc.*	147	31,495
CarMax, Inc.* (a)	354	24,440
Carter’s, Inc.	1,200	90,468

	Number of Shares	Value
Consumer Discretionary (Continued)
Chipotle Mexican Grill, Inc.*	83	$123,760
Choice Hotels International, Inc. (a)	623	73,738
Churchill Downs, Inc.	228	56,038
Columbia Sportswear Co.	1,772	154,518
D.R. Horton, Inc.	1,433	132,524
Darden Restaurants, Inc.	1,031	147,423
Deckers Outdoor Corp.*	313	130,318
Dick’s Sporting Goods, Inc.	1,766	227,161
Dollar General Corp.	2,206	477,158
Dollar Tree, Inc.*	2,040	296,371
Domino’s Pizza, Inc.	418	122,896
eBay, Inc.	4,020	184,518
Expedia Group, Inc.*	510	55,575
Five Below, Inc.*	418	85,397
Floor & Decor Holdings, Inc., Class A*	365	33,511
Ford Motor Co.	9,239	111,515
Gap, Inc. (a)	2,016	26,228
Garmin Ltd.	1,809	177,517
General Motors Co.	2,183	84,569
Gentex Corp.	7,604	217,094
Genuine Parts Co.	3,468	613,350
Grand Canyon Education, Inc.*	2,430	275,295
H&R Block, Inc.	12,008	441,894
Harley-Davidson, Inc.	2,575	122,441
Hasbro, Inc.	876	48,189
Hilton Worldwide Holdings, Inc.	209	30,203
Home Depot, Inc.	205	60,791
Hyatt Hotels Corp., Class A*	111	12,903
Kohl’s Corp.	932	26,133
Las Vegas Sands Corp.*	305	17,528
Lear Corp.	1,166	162,832
Leggett & Platt, Inc.	3,135	108,126
Lennar Corp., Class A	2,082	201,413
Lithia Motors, Inc.	561	143,156
LKQ Corp.	6,433	368,547
Lowe’s Cos., Inc.	1,094	225,090
Lululemon Athletica, Inc.*	310	95,852
Macy’s, Inc.	1,378	28,194
Marriott International, Inc., Class A	355	60,080
Marriott Vacations Worldwide Corp.	56	8,567
Mattel, Inc.*	4,619	83,096
McDonald’s Corp.	390	102,925
MGM Resorts International	245	10,537
Mohawk Industries, Inc.*	595	61,196
Newell Brands, Inc. (a)	3,849	56,542
NIKE, Inc., Class B	431	51,198
Nordstrom, Inc.	1,030	20,064
NVR, Inc.*	60	310,417
Ollie’s Bargain Outlet Holdings, Inc.*	1,239	71,292
O’Reilly Automotive, Inc.*	709	588,541
Penske Automotive Group, Inc.	1,643	236,838
Polaris, Inc.	1,587	180,521
Pool Corp.	86	30,690
PulteGroup, Inc.	4,571	249,897
PVH Corp.	267	21,424
Ralph Lauren Corp. (a)	1,620	191,468
Ross Stores, Inc.	2,747	303,653

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Service Corp. International	3,873	$261,544
Skechers U.S.A., Inc., Class A*	3,954	175,993
Starbucks Corp.	1,601	163,446
Tapestry, Inc.	3,565	155,113
Target Corp.	2,048	345,088
Thor Industries, Inc. (a)	1,330	121,017
TJX Cos., Inc.	4,590	351,594
Toll Brothers, Inc.	1,046	62,697
TopBuild Corp.*	50	10,379
Tractor Supply Co.	2,149	501,276
Travel + Leisure Co.	643	26,974
Ulta Beauty, Inc.*	502	260,438
Vail Resorts, Inc.	324	75,651
VF Corp.	1,530	37,975
Victoria’s Secret & Co.*	587	23,269
Wendy’s Co.	782	17,173
Whirlpool Corp.	1,209	166,818
Williams-Sonoma, Inc. (a)	1,157	144,532
Wyndham Hotels & Resorts, Inc.	393	30,269
Yum! Brands, Inc.	2,918	371,053

(Cost $12,734,284)		14,281,798

Consumer Staples — 7.6%
Albertsons Cos., Inc., Class A	4,418	87,830
Altria Group, Inc.	6,582	305,602
Archer-Daniels-Midland Co.	15,096	1,201,642
BJ’s Wholesale Club Holdings, Inc.*	6,476	464,977
Boston Beer Co., Inc., Class A*	71	22,990
Brown-Forman Corp., Class A	355	23,047
Brown-Forman Corp., Class B	1,129	73,238
Bunge Ltd.	3,508	335,014
Campbell Soup Co.	4,403	231,246
Casey’s General Stores, Inc.	2,863	595,361
Church & Dwight Co., Inc.	2,090	175,100
Clorox Co.	1,027	159,637
Coca-Cola Co.	983	58,498
Colgate-Palmolive Co.	4,198	307,713
Conagra Brands, Inc.	6,708	244,238
Constellation Brands, Inc., Class A	488	109,166
Costco Wholesale Corp.	338	163,653
Darling Ingredients, Inc.*	3,276	207,273
Estee Lauder Cos., Inc., Class A	566	137,566
Flowers Foods, Inc.	6,610	184,287
General Mills, Inc.	5,031	400,015
Grocery Outlet Holding Corp.*	2,075	56,129
Hershey Co.	1,406	335,078
Hormel Foods Corp.	3,996	177,342
Ingredion, Inc.	1,774	176,336
J M Smucker Co.	1,928	285,132
Kellogg Co.	4,345	286,509
Keurig Dr Pepper, Inc.	3,302	114,084
Kimberly-Clark Corp.	2,404	300,620
Kraft Heinz Co.	4,029	156,889
Kroger Co.	17,189	741,533
Lamb Weston Holdings, Inc.	1,854	186,587
McCormick & Co., Inc.	1,598	118,763
Molson Coors Beverage Co., Class B	5,577	296,641

	Number of Shares	Value
Consumer Staples (Continued)
Mondelez International, Inc., Class A	2,872	$187,197
Monster Beverage Corp.*	2,042	207,794
PepsiCo, Inc.	496	86,071
Philip Morris International, Inc.	2,573	250,353
Pilgrim’s Pride Corp.*	1,473	34,453
Post Holdings, Inc.*	2,480	223,101
Procter & Gamble Co.	416	57,225
Reynolds Consumer Products, Inc.	1,142	31,336
Seaboard Corp.	13	51,350
Sysco Corp.	6,327	471,804
Tyson Foods, Inc., Class A	5,004	296,437
US Foods Holding Corp.*	2,325	87,257
Walgreens Boots Alliance, Inc.	4,546	161,519
Walmart, Inc.	450	63,959

(Cost $10,504,919)		10,929,592

Energy — 3.9%
Antero Midstream Corp.	2,182	22,998
Baker Hughes Co.	4,870	149,022
Cheniere Energy, Inc.	627	98,652
Chesapeake Energy Corp.	5,889	475,890
Chevron Corp.	653	104,983
ConocoPhillips	1,725	178,279
Coterra Energy, Inc.	2,820	70,415
Devon Energy Corp.	1,236	66,645
Diamondback Energy, Inc.	356	50,046
DT Midstream, Inc.	2,798	140,460
Enviva, Inc. (a)	144	6,273
EOG Resources, Inc.	2,089	236,099
EQT Corp.	653	21,667
Exxon Mobil Corp.	1,190	130,793
Halliburton Co.	701	25,397
Hess Corp.	808	108,838
HF Sinclair Corp.	3,792	188,538
Kinder Morgan, Inc.	14,186	242,013
Marathon Oil Corp.	6,765	170,140
Marathon Petroleum Corp.	5,311	656,440
NOV, Inc.	902	19,736
Occidental Petroleum Corp.	783	45,852
ONEOK, Inc.	2,258	147,786
Ovintiv, Inc.	833	35,627
PDC Energy, Inc.	305	20,469
Phillips 66	8,399	861,401
Pioneer Natural Resources Co.	1,070	214,439
Schlumberger NV	1,447	76,995
Targa Resources Corp.	365	27,046
Texas Pacific Land Corp. (a)	30	53,406
Valero Energy Corp.	5,299	698,037
Vitesse Energy, Inc.*	650	11,303
Williams Cos., Inc.	6,671	200,797

(Cost $4,753,030)		5,556,482

Financials — 13.3%
Affiliated Managers Group, Inc.	1,432	228,275
Aflac, Inc.	3,924	267,421
AGNC Investment Corp. REIT (a)	4,074	44,284
Allstate Corp.	6,199	798,307
Ally Financial, Inc.	780	23,439

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Financials (Continued)
American Express Co.	848	$147,544
American Financial Group, Inc.	958	128,477
American International Group, Inc.	2,710	165,608
Ameriprise Financial, Inc.	514	176,235
Annaly Capital Management, Inc. REIT	5,438	112,458
Aon PLC, Class A	445	135,302
Apollo Global Management, Inc.	3,065	217,308
Arch Capital Group Ltd.*	9,703	679,210
Ares Management Corp., Class A	242	19,512
Arthur J Gallagher & Co.	860	161,121
Assurant, Inc.	1,364	173,760
Assured Guaranty Ltd.	1,447	90,307
Axis Capital Holdings Ltd.	3,126	189,811
Bank of America Corp.	214	7,340
Bank of Hawaii Corp.	490	36,681
Bank of New York Mellon Corp.	1,390	70,723
Bank OZK	1,379	63,475
Berkshire Hathaway, Inc., Class B*	516	157,473
BlackRock, Inc.	87	59,980
Blackstone, Inc.	2,476	224,821
Brighthouse Financial, Inc.*	355	20,530
Brown & Brown, Inc.	2,614	146,567
Capital One Financial Corp.	994	108,426
Carlyle Group, Inc.	2,670	91,848
Cboe Global Markets, Inc.	1,999	252,214
Charles Schwab Corp.	214	16,675
Chubb Ltd.	1,514	319,484
Cincinnati Financial Corp.	6,678	806,035
Citigroup, Inc.	1,693	85,818
Citizens Financial Group, Inc.	1,828	76,337
CME Group, Inc.	235	43,560
CNA Financial Corp.	626	27,406
Comerica, Inc.	627	43,953
Commerce Bancshares, Inc.	1,028	68,002
Corebridge Financial, Inc.	828	16,742
Credit Acceptance Corp.* (a)	178	79,093
Cullen/Frost Bankers, Inc.	430	56,683
Discover Financial Services	1,765	197,680
East West Bancorp, Inc.	950	72,399
Equitable Holdings, Inc.	243	7,635
Erie Indemnity Co., Class A (a)	830	195,374
Evercore, Inc., Class A	2,088	273,904
Everest Re Group Ltd.	1,632	626,639
F&G Annuities & Life, Inc.	448	9,126
FactSet Research Systems, Inc.	571	236,708
Fidelity National Financial, Inc.	5,242	208,946
Fifth Third Bancorp	2,086	75,722
First American Financial Corp.	3,422	194,301
First Citizens BancShares, Inc., Class A	14	10,273
First Hawaiian, Inc.	1,385	37,880
First Horizon Corp.	3,654	90,510
First Republic Bank	150	18,451
FNB Corp.	3,704	52,856
Franklin Resources, Inc. (a)	4,183	123,273
Globe Life, Inc.	1,901	231,333
Goldman Sachs Group, Inc.	213	74,901
Hanover Insurance Group, Inc.	1,463	204,059

	Number of Shares	Value
Financials (Continued)
Hartford Financial Services Group, Inc.	4,327	$338,718
Huntington Bancshares, Inc.	5,833	89,362
Interactive Brokers Group, Inc., Class A	876	75,432
Intercontinental Exchange, Inc.	701	71,362
Invesco Ltd.	7,702	136,017
Janus Henderson Group PLC	2,967	81,474
Jefferies Financial Group, Inc.	5,526	208,828
JPMorgan Chase & Co.	206	29,530
Kemper Corp.	466	28,706
KeyCorp	4,094	74,879
KKR & Co., Inc.	347	19,553
Lazard Ltd., Class A	6,077	227,037
Lincoln National Corp.	560	17,763
Loews Corp.	3,536	216,014
LPL Financial Holdings, Inc.	702	175,191
M&T Bank Corp.	754	117,089
Markel Corp.*	429	570,510
MarketAxess Holdings, Inc.	243	82,972
Marsh & McLennan Cos., Inc.	1,729	280,340
MetLife, Inc.	2,330	167,131
MGIC Investment Corp.	11,701	161,006
Moody’s Corp.	491	142,464
Morgan Stanley	564	54,426
Morningstar, Inc.	181	37,527
MSCI, Inc.	330	172,310
Nasdaq, Inc.	2,331	130,676
New York Community Bancorp, Inc.	4,556	40,457
Northern Trust Corp.	683	65,069
Old Republic International Corp.	20,506	540,743
OneMain Holdings, Inc.	735	31,671
PacWest Bancorp	605	16,789
Pinnacle Financial Partners, Inc.	579	42,898
PNC Financial Services Group, Inc.	392	61,905
Popular, Inc.	913	65,188
Primerica, Inc.	516	99,041
Principal Financial Group, Inc.	1,814	162,462
Progressive Corp.	3,251	466,584
Prosperity Bancshares, Inc.	1,006	73,931
Prudential Financial, Inc.	1,750	175,000
Raymond James Financial, Inc.	1,046	113,449
Regions Financial Corp.	5,861	136,679
Reinsurance Group of America, Inc.	1,201	173,508
RenaissanceRe Holdings Ltd.	328	70,487
Rithm Capital Corp. REIT	6,425	58,468
Ryan Specialty Holdings, Inc.* (a)	365	15,374
S&P Global, Inc.	287	97,924
SEI Investments Co.	5,196	313,059
SLM Corp.	4,935	70,965
Starwood Property Trust, Inc. REIT (a)	537	10,289
State Street Corp.	249	22,081
Stifel Financial Corp.	1,798	120,160
Synchrony Financial	4,910	175,336
Synovus Financial Corp.	850	35,539
T. Rowe Price Group, Inc. (a)	2,255	253,191
Tradeweb Markets, Inc., Class A	477	33,815
Travelers Cos., Inc.	2,224	411,707
Truist Financial Corp.	1,962	92,116

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Umpqua Holdings Corp.	3,233	$57,095
Unum Group	2,919	130,041
US Bancorp	1,946	92,883
Virtu Financial, Inc., Class A	2,577	47,365
Voya Financial, Inc.	1,824	135,870
W.R. Berkley Corp.	3,790	250,860
Webster Financial Corp.	508	26,985
Wells Fargo & Co.	542	25,349
Willis Towers Watson PLC	3,833	898,302
Wintrust Financial Corp.	568	52,330
Zions Bancorp NA	1,228	62,161

(Cost $16,838,744)		19,111,658

Health Care — 11.1%
Abbott Laboratories	807	82,088
AbbVie, Inc.	588	90,493
Acadia Healthcare Co., Inc.*	736	53,367
Agilent Technologies, Inc.	1,344	190,808
AmerisourceBergen Corp.	7,591	1,180,856
Amgen, Inc.	741	171,660
Baxter International, Inc.	778	31,081
Becton Dickinson and Co.	322	75,525
Biogen, Inc.*	448	120,897
BioMarin Pharmaceutical, Inc.*	504	50,193
Bio-Rad Laboratories, Inc., Class A*	276	131,884
Bio-Techne Corp.	967	70,243
Boston Scientific Corp.*	2,576	120,351
Bristol-Myers Squibb Co.	2,965	204,466
Bruker Corp.	925	63,751
Cardinal Health, Inc.	19,200	1,453,632
Centene Corp.*	2,528	172,915
Charles River Laboratories International, Inc.*	113	24,786
Chemed Corp.	542	282,696
Cigna Group	1,177	343,802
Cooper Cos., Inc.	846	276,617
CVS Health Corp.	3,782	315,948
Danaher Corp.	205	50,744
DaVita, Inc.*	1,017	83,659
DENTSPLY SIRONA, Inc.	1,889	71,914
Dexcom, Inc.*	141	15,652
Edwards Lifesciences Corp.*	940	75,614
Elevance Health, Inc.	448	210,412
Eli Lilly & Co.	132	41,081
Encompass Health Corp.	3,485	196,972
Enhabit, Inc.*	2,979	45,728
Enovis Corp.*	379	21,838
Envista Holdings Corp.*	1,944	75,155
Exelixis, Inc.*	5,990	102,309
GE HealthCare Technologies, Inc.*	122	9,272
Gilead Sciences, Inc.	3,968	319,543
Globus Medical, Inc., Class A*	1,618	94,394
HCA Healthcare, Inc.	811	197,438
Henry Schein, Inc.*	8,190	641,359
Hologic, Inc.*	5,677	452,116
Horizon Therapeutics PLC*	397	43,468
Humana, Inc.	65	32,176

	Number of Shares	Value
Health Care (Continued)
ICU Medical, Inc.* (a)	278	$47,438
IDEXX Laboratories, Inc.*	216	102,220
Incyte Corp.*	3,582	275,742
Insulet Corp.*	71	19,622
Integra LifeSciences Holdings Corp.*	685	38,100
Intuitive Surgical, Inc.*	242	55,512
Ionis Pharmaceuticals, Inc.*	1,033	37,085
IQVIA Holdings, Inc.*	528	110,072
Jazz Pharmaceuticals PLC*	113	15,865
Johnson & Johnson	259	39,694
Laboratory Corp. of America Holdings	1,564	374,359
Masimo Corp.*	199	33,295
McKesson Corp.	4,100	1,434,221
Medtronic PLC	1,557	128,920
Merck & Co., Inc.	868	92,216
Mettler-Toledo International, Inc.*	158	226,526
Molina Healthcare, Inc.*	1,940	534,140
Neurocrine Biosciences, Inc.*	984	101,450
Organon & Co.	9,898	242,402
PerkinElmer, Inc.	206	25,661
Perrigo Co. PLC	925	34,863
Pfizer, Inc.	2,500	101,425
Premier, Inc., Class A	4,915	158,214
QIAGEN NV*	2,881	132,382
Quest Diagnostics, Inc.	4,013	555,239
QuidelOrtho Corp.*	320	27,821
Regeneron Pharmaceuticals, Inc.*	766	582,482
Repligen Corp.*	149	25,981
ResMed, Inc.	575	122,475
Royalty Pharma PLC, Class A	4,800	172,080
Seagen, Inc.*	133	23,899
STERIS PLC	91	17,111
Stryker Corp.	348	91,482
Teleflex, Inc.	293	69,801
Thermo Fisher Scientific, Inc.	49	26,546
United Therapeutics Corp.*	1,048	257,850
UnitedHealth Group, Inc.	70	33,316
Universal Health Services, Inc., Class B	1,754	234,282
Veeva Systems, Inc., Class A*	399	66,098
Vertex Pharmaceuticals, Inc.*	1,090	316,416
Viatris, Inc.	15,131	172,493
Waters Corp.*	732	227,572
West Pharmaceutical Services, Inc.	252	79,892
Zimmer Biomet Holdings, Inc.	1,078	133,532
Zoetis, Inc.	356	59,452

(Cost $15,120,285)		15,946,147

Industrials — 18.7%
3M Co.	2,249	242,307
A O Smith Corp.	3,900	255,957
Acuity Brands, Inc.	1,018	197,451
Advanced Drainage Systems, Inc.	277	24,578
AECOM	3,251	280,756
AGCO Corp.	2,773	390,466
Alaska Air Group, Inc.*	2,893	138,372
Allegion PLC	1,940	218,657
Allison Transmission Holdings, Inc.	7,139	339,102

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
American Airlines Group, Inc.*	1,061	$16,955
AMETEK, Inc.	1,432	202,714
Armstrong World Industries, Inc.	567	44,708
Axon Enterprise, Inc.*	263	52,681
Booz Allen Hamilton Holding Corp.	3,027	286,748
Builders FirstSource, Inc.*	765	64,857
BWX Technologies, Inc.	3,920	239,551
C.H. Robinson Worldwide, Inc.	5,178	517,593
CACI International, Inc., Class A*	1,616	473,488
Carlisle Cos., Inc.	395	101,997
Carrier Global Corp.	4,582	206,327
Caterpillar, Inc.	861	206,253
Cintas Corp.	531	232,828
Clean Harbors, Inc.*	702	92,713
Copa Holdings SA, Class A*	300	27,705
Copart, Inc.*	3,432	241,819
CoStar Group, Inc.*	1,010	71,367
Crane Holdings Co.	2,328	278,848
CSX Corp.	6,157	187,727
Cummins, Inc.	3,208	779,801
Curtiss-Wright Corp.	1,274	222,682
Deere & Co.	278	116,549
Delta Air Lines, Inc.*	4,163	159,609
Donaldson Co., Inc.	4,405	278,616
Dover Corp.	1,388	208,061
Driven Brands Holdings, Inc.*	365	10,211
Dun & Bradstreet Holdings, Inc.	1,696	20,369
Eaton Corp. PLC	1,094	191,373
Emerson Electric Co.	909	75,183
Equifax, Inc.	325	65,822
Esab Corp.	2,640	154,836
Expeditors International of Washington, Inc.	5,467	571,629
Fastenal Co.	4,578	236,042
FedEx Corp.	1,473	299,343
Flowserve Corp.	2,082	72,225
Fortive Corp.	1,628	108,522
Fortune Brands Innovations, Inc.	1,485	91,996
FTI Consulting, Inc.*	2,087	383,403
Gates Industrial Corp. PLC*	691	9,702
General Dynamics Corp.	1,460	332,749
General Electric Co.	368	31,173
Graco, Inc.	4,124	286,783
GXO Logistics, Inc.*	372	18,440
HEICO Corp.	452	74,838
HEICO Corp., Class A	709	92,276
Hexcel Corp.	355	25,897
Honeywell International, Inc.	572	109,527
Howmet Aerospace, Inc.	1,582	66,729
Hubbell, Inc.	1,066	268,142
Huntington Ingalls Industries, Inc.	586	126,107
IAA, Inc.*	1,095	44,796
IDEX Corp.	966	217,331
Illinois Tool Works, Inc.	1,091	254,378
Ingersoll Rand, Inc.	1,778	103,248
ITT, Inc.	710	64,532
Jacobs Solutions, Inc.	1,053	125,833

	Number of Shares	Value
Industrials (Continued)
JB Hunt Transport Services, Inc.	2,395	$432,992
JetBlue Airways Corp.*	1,112	9,230
Johnson Controls International PLC	2,950	185,024
KBR, Inc.	2,893	159,433
Kirby Corp.*	599	43,445
Knight-Swift Transportation Holdings, Inc.	6,223	353,715
L3Harris Technologies, Inc.	1,788	377,608
Landstar System, Inc.	2,762	499,342
Leidos Holdings, Inc.	6,764	656,581
Lennox International, Inc.	1,010	257,378
Lincoln Electric Holdings, Inc.	1,881	315,876
Lockheed Martin Corp.	943	447,227
ManpowerGroup, Inc.	3,574	303,361
Masco Corp.	4,709	246,893
MasTec, Inc.*	886	86,580
Masterbrand, Inc.*	3,116	30,350
MDU Resources Group, Inc.	4,959	157,944
Middleby Corp.*	350	54,421
MSA Safety, Inc.	329	44,201
MSC Industrial Direct Co., Inc., Class A	2,381	201,242
Nordson Corp.	978	214,808
Norfolk Southern Corp.	807	181,430
Northrop Grumman Corp.	787	365,255
nVent Electric PLC	3,326	152,464
Old Dominion Freight Line, Inc.	749	254,106
Oshkosh Corp.	133	11,862
Otis Worldwide Corp.	4,109	347,704
Owens Corning	5,015	490,417
PACCAR, Inc.	7,629	550,814
Parker-Hannifin Corp.	788	277,258
Pentair PLC	2,672	149,472
Quanta Services, Inc.	421	67,949
Raytheon Technologies Corp.	1,270	124,574
Republic Services, Inc.	1,463	188,625
Robert Half International, Inc.	2,936	236,700
Rockwell Automation, Inc.	382	112,663
Rollins, Inc.	4,596	161,779
RXO, Inc.* (a)	7,213	148,371
Ryder System, Inc.	2,557	250,356
Schneider National, Inc., Class B	4,233	118,778
Science Applications International Corp.	4,095	436,691
Sensata Technologies Holding PLC	860	43,499
SiteOne Landscape Supply, Inc.* (a)	183	27,146
Snap-on, Inc.	2,532	629,658
Southwest Airlines Co.	7,024	235,866
Stanley Black & Decker, Inc.	203	17,379
Stericycle, Inc.*	1,125	53,640
Tetra Tech, Inc.	1,627	222,720
Textron, Inc.	3,822	277,210
Timken Co.	1,297	110,829
Toro Co.	4,684	517,301
Trane Technologies PLC	963	178,126
TransDigm Group, Inc.	80	59,510
TransUnion	811	53,064
U-Haul Holding Co.	1,058	58,857
U-Haul Holding Co.	241	15,475

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Union Pacific Corp.	622	$128,928
United Airlines Holdings, Inc.*	438	22,758
United Parcel Service, Inc., Class B	1,488	271,545
United Rentals, Inc.	456	213,650
Univar Solutions, Inc.*	1,477	51,326
Valmont Industries, Inc.	290	92,026
Verisk Analytics, Inc.	698	119,435
W.W. Grainger, Inc.	696	465,227
Waste Management, Inc.	1,947	291,583
Watsco, Inc.	1,165	354,987
WESCO International, Inc.*	651	107,793
Westinghouse Air Brake Technologies Corp.	1,954	203,861
WillScot Mobile Mini Holdings Corp.*	1,979	101,721
Woodward, Inc.	651	64,449
XPO, Inc.*	3,142	104,817
Xylem, Inc.	1,173	120,408

(Cost $23,382,681)		26,852,991

Information Technology — 14.7%
Accenture PLC, Class A	350	92,943
Adobe, Inc.*	222	71,917
Advanced Micro Devices, Inc.*	318	24,988
Akamai Technologies, Inc.*	4,707	341,728
Allegro MicroSystems, Inc.*	1,523	66,525
Amdocs Ltd.	9,331	854,813
Amphenol Corp., Class A	4,087	316,824
Analog Devices, Inc.	2,370	434,824
ANSYS, Inc.*	379	115,068
Apple, Inc.	1,732	255,314
Applied Materials, Inc.	2,105	244,496
Arista Networks, Inc.*	924	128,159
Arrow Electronics, Inc.*	3,352	395,502
Atlassian Corp., Class A*	157	25,800
Autodesk, Inc.*	635	126,168
Automatic Data Processing, Inc.	1,088	239,164
Avnet, Inc.	6,543	292,538
Black Knight, Inc.*	1,345	80,162
Broadcom, Inc.	142	84,389
Broadridge Financial Solutions, Inc.	1,097	154,436
Cadence Design Systems, Inc.*	2,198	424,082
CDW Corp.	462	93,518
Ciena Corp.*	1,510	72,812
Cirrus Logic, Inc.*	3,320	341,130
Cisco Systems, Inc.	2,728	132,090
Cognex Corp.	1,004	47,610
Cognizant Technology Solutions Corp., Class A	9,511	595,674
Coherent Corp.* (a)	222	9,575
Concentrix Corp.	1,073	146,829
Corning, Inc.	19,691	668,509
Dell Technologies, Inc., Class C	12,110	492,150
Dolby Laboratories, Inc., Class A	2,099	172,706
Dropbox, Inc., Class A*	13,708	279,643
DXC Technology Co.*	1,954	54,204
Entegris, Inc.	560	47,729
EPAM Systems, Inc.*	148	45,532

	Number of Shares	Value
Information Technology (Continued)
Euronet Worldwide, Inc.*	576	$62,698
F5, Inc.*	1,083	154,847
Fair Isaac Corp.*	417	282,472
Fidelity National Information Services, Inc.	715	45,310
First Solar, Inc.*	875	147,997
Fiserv, Inc.*	1,200	138,108
FleetCor Technologies, Inc.*	919	197,392
Fortinet, Inc.*	2,883	171,366
Gartner, Inc.*	1,703	558,260
Gen Digital, Inc.	13,191	257,356
Genpact Ltd.	4,526	216,026
Global Payments, Inc.	1,248	140,026
Globant SA*	255	42,095
GoDaddy, Inc., Class A*	2,536	192,001
Hewlett Packard Enterprise Co.	52,463	818,947
HP, Inc.	16,306	481,353
Intel Corp.	8,682	216,442
International Business Machines Corp.	1,928	249,290
Intuit, Inc.	53	21,581
IPG Photonics Corp.*	417	51,391
Jabil, Inc.	9,480	787,124
Jack Henry & Associates, Inc.	2,208	362,642
Juniper Networks, Inc.	6,571	202,255
Keysight Technologies, Inc.*	1,295	207,148
KLA Corp.	1,541	584,625
Lam Research Corp.	379	184,198
Lattice Semiconductor Corp.*	1,660	141,034
Littelfuse, Inc.	428	110,736
Lumentum Holdings, Inc.*	244	13,130
Manhattan Associates, Inc.*	777	111,694
Mastercard, Inc., Class A	121	42,990
Microchip Technology, Inc.	2,504	202,899
Micron Technology, Inc.	6,146	355,362
Microsoft Corp.	513	127,952
MKS Instruments, Inc.	304	29,467
Monolithic Power Systems, Inc.	350	169,502
Motorola Solutions, Inc.	905	237,843
National Instruments Corp.	3,035	153,298
NCR Corp.*	500	12,765
NetApp, Inc.	5,884	379,812
ON Semiconductor Corp.*	957	74,081
Oracle Corp.	579	50,605
Palo Alto Networks, Inc.*	946	178,198
Paychex, Inc.	2,570	283,728
Paycom Software, Inc.*	267	77,179
Paylocity Holding Corp.*	167	32,166
PayPal Holdings, Inc.*	326	23,994
PTC, Inc.*	1,131	141,748
Pure Storage, Inc., Class A*	1,842	52,571
Qorvo, Inc.*	2,318	233,863
QUALCOMM, Inc.	1,217	150,336
Roper Technologies, Inc.	483	207,787
Salesforce, Inc.*	78	12,762
ServiceNow, Inc.*	140	60,504
Skyworks Solutions, Inc.	2,498	278,702
SS&C Technologies Holdings, Inc.	2,089	122,624

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Synopsys, Inc.*	1,304	$474,343
Teradata Corp.*	2,281	92,974
Teradyne, Inc.	1,856	187,716
Texas Instruments, Inc.	2,251	385,934
Trimble, Inc.*	1,240	64,554
Tyler Technologies, Inc.*	81	26,021
Universal Display Corp.	321	43,608
VeriSign, Inc.*	1,492	293,670
Viasat, Inc.*	587	18,643
Visa, Inc., Class A	311	68,401
VMware, Inc., Class A*	1,403	154,512
Vontier Corp.	1,567	41,008
Western Digital Corp.*	1,725	66,378
Western Union Co.	19,170	248,443
WEX, Inc.*	160	30,850
Workday, Inc., Class A*	245	45,440
Zebra Technologies Corp., Class A*	153	45,938

(Cost $19,499,519)		21,100,266

Materials — 8.6%
Air Products and Chemicals, Inc.	622	177,880
Albemarle Corp.	89	22,634
Alcoa Corp.	791	38,711
Amcor PLC	26,655	296,937
AptarGroup, Inc.	1,397	163,058
Ashland, Inc.	842	85,699
Avery Dennison Corp.	744	135,549
Axalta Coating Systems Ltd.*	3,201	95,390
Ball Corp.	1,461	82,123
Berry Global Group, Inc.	3,671	227,969
Celanese Corp.	1,618	188,060
CF Industries Holdings, Inc.	5,049	433,659
Chemours Co.	2,118	72,393
Cleveland-Cliffs, Inc.* (a)	1,605	34,235
Corteva, Inc.	7,409	461,507
Crown Holdings, Inc.	835	72,236
Dow, Inc.	9,324	533,333
DuPont de Nemours, Inc.	7,856	573,724
Eagle Materials, Inc.	1,136	159,403
Eastman Chemical Co.	1,884	160,517
Ecolab, Inc.	225	35,858
Element Solutions, Inc.	1,832	37,629
FMC Corp.	1,624	209,740
Freeport-McMoRan, Inc.	3,502	143,477
Graphic Packaging Holding Co.	5,593	133,113
Huntsman Corp.	8,283	243,023
International Paper Co.	9,026	328,456
Linde PLC	451	157,115
Louisiana-Pacific Corp.	2,405	140,716
LyondellBasell Industries NV, Class A	6,826	655,228
Martin Marietta Materials, Inc.	195	70,175
Mosaic Co.	3,850	204,781
NewMarket Corp.	55	18,892
Newmont Corp.	4,175	182,072
Nucor Corp.	7,241	1,212,433
Olin Corp.	4,176	241,164
Packaging Corp. of America	3,368	460,473

	Number of Shares	Value
Materials (Continued)
PPG Industries, Inc.	1,132	$149,492
Reliance Steel & Aluminum Co.	4,499	1,115,032
Royal Gold, Inc.	1,385	164,524
RPM International, Inc.	1,477	130,906
Sealed Air Corp.	2,459	119,557
Sherwin-Williams Co.	433	95,844
Silgan Holdings, Inc.	3,666	195,764
Sonoco Products Co.	2,115	124,912
Southern Copper Corp. (a)	823	60,647
SSR Mining, Inc.	7,218	98,526
Steel Dynamics, Inc.	8,419	1,061,720
United States Steel Corp.	3,303	101,171
Valvoline, Inc.	476	16,755
Vulcan Materials Co.	455	82,314
Westlake Corp. (a)	996	118,663
Westrock Co.	7,202	226,143

(Cost $10,342,018)		12,351,332

Real Estate — 3.0%
Alexandria Real Estate Equities, Inc. REIT	245	36,696
American Homes 4 Rent, Class A REIT	967	29,996
American Tower Corp. REIT	233	46,136
Americold Realty Trust, Inc. REIT	249	7,321
Apartment Income REIT Corp. REIT	2,657	100,435
AvalonBay Communities, Inc. REIT	529	91,263
Boston Properties, Inc. REIT	658	43,086
Brixmor Property Group, Inc. REIT	2,271	51,415
Camden Property Trust REIT	393	45,101
CBRE Group, Inc., Class A*	3,786	322,340
Cousins Properties, Inc. REIT	1,169	28,629
Crown Castle, Inc. REIT	304	39,748
CubeSmart REIT	1,391	65,363
Digital Realty Trust, Inc. REIT	699	72,857
EastGroup Properties, Inc. REIT	316	51,593
Equinix, Inc. REIT	42	28,907
Equity LifeStyle Properties, Inc. REIT	1,320	90,433
Equity Residential REIT	2,251	140,733
Essex Property Trust, Inc. REIT	215	49,033
Extra Space Storage, Inc. REIT	966	159,052
Federal Realty Investment Trust REIT	546	58,302
First Industrial Realty Trust, Inc. REIT	1,787	94,264
Gaming and Leisure Properties, Inc. REIT	1,325	71,391
Healthcare Realty Trust, Inc. REIT	1,640	31,980
Healthpeak Properties, Inc. REIT	2,051	49,347
Highwoods Properties, Inc. REIT	1,814	48,071
Host Hotels & Resorts, Inc. REIT	946	15,893
Invitation Homes, Inc. REIT	985	30,791
Iron Mountain, Inc. REIT	2,403	126,758
Jones Lang LaSalle, Inc.*	595	103,804
Kilroy Realty Corp. REIT	1,856	66,853
Kimco Realty Corp. REIT	5,009	103,235
Lamar Advertising Co., Class A REIT	1,152	120,453
Life Storage, Inc. REIT	582	70,143
Medical Properties Trust, Inc. REIT (a)	2,684	27,645
Mid-America Apartment Communities, Inc. REIT	522	83,572
National Retail Properties, Inc. REIT	1,686	76,410

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
National Storage Affiliates Trust REIT	293	$12,394
Omega Healthcare Investors, Inc. REIT	1,976	52,937
Prologis, Inc. REIT	381	47,015
Public Storage REIT	812	242,747
Rayonier, Inc. REIT	2,096	70,384
Realty Income Corp. REIT	646	41,312
Regency Centers Corp. REIT	1,289	81,078
Rexford Industrial Realty, Inc. REIT	450	27,207
SBA Communications Corp. REIT	147	38,124
Simon Property Group, Inc. REIT	651	79,481
SL Green Realty Corp. REIT	719	24,482
Spirit Realty Capital, Inc. REIT	692	28,497
Sun Communities, Inc. REIT	348	49,813
UDR, Inc. REIT	619	26,518
Ventas, Inc. REIT	141	6,860
VICI Properties, Inc. REIT	4,850	162,620
Vornado Realty Trust REIT (a)	510	10,088
Welltower, Inc. REIT	228	16,899
Weyerhaeuser Co. REIT	16,419	513,094
WP Carey, Inc. REIT	1,450	117,682

(Cost $4,361,247)		4,328,281

Utilities — 5.7%
AES Corp.	7,039	173,722
Alliant Energy Corp.	3,028	155,246
Ameren Corp.	2,935	242,754
American Electric Power Co., Inc.	3,178	279,569
American Water Works Co., Inc.	865	121,429
Atmos Energy Corp.	2,240	252,694
Avangrid, Inc.	829	32,356
Brookfield Renewable Corp., Class A	1,027	28,602
CenterPoint Energy, Inc.	5,279	146,862
CMS Energy Corp.	6,158	363,137
Consolidated Edison, Inc.	3,517	314,244
Constellation Energy Corp.	470	35,198
Dominion Energy, Inc.	2,748	152,844
DTE Energy Co.	4,963	544,491
Duke Energy Corp.	2,570	242,248
Edison International	2,008	132,950
Entergy Corp.	2,986	307,170
Essential Utilities, Inc.	2,464	105,410
Evergy, Inc.	3,994	234,887
Eversource Energy	2,573	193,901
Exelon Corp.	8,881	358,704
FirstEnergy Corp.	7,140	282,316
Hawaiian Electric Industries, Inc.	3,863	156,258
IDACORP, Inc.	1,325	137,005
National Fuel Gas Co.	5,553	318,076
NextEra Energy, Inc.	764	54,267
NiSource, Inc.	8,970	246,047
NRG Energy, Inc.	14,375	471,356
OGE Energy Corp.	4,307	153,846
Pinnacle West Capital Corp.	3,596	264,953
PPL Corp.	5,597	151,511
Public Service Enterprise Group, Inc.	2,180	131,737
Sempra Energy	1,479	221,791
Southern Co.	3,592	226,511

	Number of Shares	Value
Utilities (Continued)
UGI Corp.	8,106	$301,786
Vistra Corp.	4,735	104,123
WEC Energy Group, Inc.	2,720	241,155
Xcel Energy, Inc.	3,833	247,497

(Cost $8,254,185)		8,128,653

TOTAL COMMON STOCKS (Cost $129,761,902)		142,512,307

EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 ETF (Cost $385,882)	1,750	383,512

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c) (Cost $110,355)	110,355	110,355

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b) (Cost $328,577)	328,577	328,577

TOTAL INVESTMENTS — 99.9% (Cost $130,586,716)		$143,334,751
Other assets and liabilities, net — 0.1%		79,467

NET ASSETS — 100.0%		$143,414,218

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c)
304,334	—	(193,979	)(d)	—	—	2,126	—	110,355	110,355

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b)
657,286	2,454,609	(2,783,318)		—	—	9,252	—	328,577	328,577

961,620	2,454,609	(2,977,297)		—	—	11,378	—	438,932	438,932

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $1,713,752, which is 1.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,654,635.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

REIT:	Real Estate Investment Trust

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
S&P Mid 400 E-Mini Futures	USD	1	$251,480	$260,320	3/17/2023	$8,840
S&P 500 E-Mini Futures	USD	1	201,266	198,775	3/17/2023	(2,491)

Total net unrealized appreciation						$6,349

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$142,512,307	$—	$—	$142,512,307
Exchange-Traded Funds	383,512	—	—	383,512
Short-Term Investments (a)	438,932	—	—	438,932
Derivatives (b)
Futures Contracts	8,840	—	—	8,840

TOTAL	$143,343,591	$—	$—	$143,343,591

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(2,491)	$—	$—	$(2,491)

TOTAL	$(2,491)	$—	$—	$(2,491)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	49

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF
Assets
Investment in non-affiliated securities at value	$64,346,689	$514,372,732	$9,437,729	$142,895,819
Investment in affiliated securities at value	—	266,847	—	—
Investment in DWS Government Money Market Series	35,298	1,449,681	2,487	328,577
Investment in DWS Government & Agency Securities Portfolio*	914,720	1,008,168	11,086	110,355
Cash	—	—	—	27
Foreign currency at value	228,295	2,172,495	—	—
Deposit with broker for futures contracts	15,541	199,126	—	26,510
Receivables:
Investment securities sold	4,803	1,944,497	—	—
Variation margin on futures contracts	—	9,758	—	—
Dividends	218,449	825,073	18,529	247,413
Interest	148	4,843	13	1,437
Securities lending income	531	1,416	41	702
Foreign tax reclaim	54,410	287,785	—	—

Total assets	$65,818,884	$522,542,421	$9,469,885	$143,610,840

Liabilities
Payable upon return of securities loaned	$914,720	$1,008,168	$11,086	$110,355
Payables:
Investment securities purchased	1,082	2,676,824	—	66,048
Investment advisory fees	12,125	36,654	1,424	19,094
Variation margin on futures contracts	2,971	—	—	1,125

Total liabilities	930,898	3,721,646	12,510	196,622

Net Assets, at value	$64,887,986	$518,820,775	$9,457,375	$143,414,218

Net Assets Consist of
Paid-in capital	$83,657,243	$523,874,317	$12,784,071	$160,543,266
Distributable earnings (loss)	(18,769,257)	(5,053,542)	(3,326,696)	(17,129,048)

Net Assets, at value	$64,887,986	$518,820,775	$9,457,375	$143,414,218

Number of Common Shares outstanding	2,450,001	7,070,001	250,001	3,300,001

Net Asset Value	$26.48	$73.38	$37.83	$43.46

Investment in non-affiliated securities at cost	$64,026,692	$515,256,641	$9,270,726	$130,147,784

Investment in affiliated securities at cost	$—	$240,695	$—	$—

Value of securities loaned	$1,607,168	$4,329,701	$121,371	$1,713,752

Investment in DWS Government Money Market Series at cost	$35,298	$1,449,681	$2,487	$328,577

Investment in DWS Government & Agency Securities Portfolio at cost*	$914,720	$1,008,168	$11,086	$110,355

Non-cash collateral for securities on loan	$1,029,377	$3,594,106	$111,859	$1,654,635

Foreign currency at cost	$225,102	$2,154,221	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	50

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2023 (Unaudited)

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF
Investment Income
Unaffiliated dividend income*	$853,017	$4,433,320	$85,107	$1,441,757
Income distributions from affiliated funds	1,989	24,489	93	9,252
Affiliated securities lending income	4,514	16,452	174	2,126
Unaffiliated non-cash dividend income	53,596	—	—	—
Unaffiliated securities lending income, net of borrower rebates	—	—	—	2,812

Total investment income	913,116	4,474,261	85,374	1,455,947

Expenses
Investment advisory fees	109,099	223,813	9,170	117,435
Other expenses	153	58	194	153

Total expenses	109,252	223,871	9,364	117,588

Less fees waived (see note 3):
Waiver	(34,326)	(445)	(81)	(174)

Net expenses	74,926	223,426	9,283	117,414

Net investment income (loss)	838,190	4,250,835	76,091	1,338,533

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,900,167)	(2,185,528)	(4,157)	(2,802,028)
Investments in affiliates	(1,511)	—	—	—
In-kind redemptions	45,578	—	137,808	4,986,537
Futures contracts	44,616	(13,124)	—	21,381
Foreign currency transactions	(3,933)	(29,045)	—	—

Net realized gain (loss)	(4,815,417)	(2,227,697)	133,651	2,205,890

Net change in unrealized appreciation (depreciation) on:
Investments	7,242,575	18,865,956	(96,262)	2,598,038
Investments in affiliates	1,867	88,383	—	—
Futures contracts	15,287	27,708	—	(14,421)
Foreign currency translations	7,260	54,787	—	—

Net change in unrealized appreciation (depreciation)	7,266,989	19,036,834	(96,262)	2,583,617

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2,451,572	16,809,137	37,389	4,789,507

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,289,762	$21,059,972	$113,480	$6,128,040

* Unaffiliated foreign tax withheld	$102,662	$117,002	$—	$217

See Notes to Financial Statements.	51

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Multifactor ETF		Xtrackers MSCI Kokusai Equity ETF
	For the Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$838,190	$2,378,827	$4,250,835	$9,830,418
Net realized gain (loss)	(4,815,417)	4,012,437	(2,227,697)	108,176,625
Net change in net unrealized appreciation (depreciation)	7,266,989	(21,730,964)	19,036,834	(190,678,220)

Net increase (decrease) in net assets resulting from operations	3,289,762	(15,339,700)	21,059,972	(72,671,177)

Distributions to Shareholders	(901,870)	(2,665,644)	(4,614,166)	(10,748,298)

Fund Shares Transactions
Proceeds from shares sold	—	34,320,381	—	219,667,883
Value of shares redeemed	(3,503,013)	(21,000,774)	—	(436,629,998)

Net increase (decrease) in net assets resulting from fund share transactions	(3,503,013)	13,319,607	—	(216,962,115)

Total net increase (decrease) in Net Assets	(1,115,121)	(4,685,737)	16,445,806	(300,381,590)

Net Assets
Beginning of period	66,003,107	70,688,844	502,374,969	802,756,559

End of period	$64,887,986	$66,003,107	$518,820,775	$502,374,969

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,600,001	2,150,001	7,070,001	9,450,001
Shares sold	—	1,100,000	—	2,700,000
Shares redeemed	(150,000)	(650,000)	—	(5,080,000)

Shares outstanding, end of period	2,450,001	2,600,001	7,070,001	7,070,001

See Notes to Financial Statements.	52

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF		Xtrackers Russell US Multifactor ETF
	For the Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$76,091	$265,165	$1,338,533	$2,754,876
Net realized gain (loss)	133,651	5,906,029	2,205,890	19,100,647
Net change in net unrealized appreciation (depreciation)	(96,262)	(6,983,389)	2,583,617	(35,604,641)

Net increase (decrease) in net assets resulting from operations	113,480	(812,195)	6,128,040	(13,749,118)

Distributions to Shareholders	(88,799)	(319,266)	(1,464,973)	(2,701,417)

Fund Shares Transactions
Proceeds from shares sold	—	1,772,590	26,122,492	38,220,376
Value of shares redeemed	(1,715,762)	(29,229,939)	(33,071,586)	(82,229,358)

Net increase (decrease) in net assets resulting from fund share transactions	(1,715,762)	(27,457,349)	(6,949,094)	(44,008,982)

Total net increase (decrease) in Net Assets	(1,691,081)	(28,588,810)	(2,286,027)	(60,459,517)

Net Assets
Beginning of period	11,148,456	39,737,266	145,700,245	206,159,762

End of period	$9,457,375	$11,148,456	$143,414,218	$145,700,245

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	950,001	3,500,001	4,450,001
Shares sold	—	50,000	650,000	850,000
Shares redeemed	(50,000)	(700,000)	(850,000)	(1,800,000)

Shares outstanding, end of period	250,001	300,001	3,300,001	3,500,001

See Notes to Financial Statements.	53

DBX ETF Trust

Financial Highlights

Xtrackers FTSE Developed ex US Multifactor ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Years Ended August 31,
			2022		2021	2020		2019		2018
Net Asset Value, beginning of period	$25.39		$32.88		$27.84	$26.80		$28.84		$28.17

Income (loss) from investment operations:
Net investment income (loss)(a)	0.33		1.01		0.84	0.62		0.83		0.77
Net realized and unrealized gain (loss)	1.11		(7.37)		5.35	1.32		(2.11)		0.72

Total from investment operations	1.44		(6.36)		6.19	1.94		(1.28)		1.49

Less distributions from:
Net investment income	(0.35)		(1.13)		(1.15)	(0.90)		(0.76)		(0.82)

Total distributions	(0.35)		(1.13)		(1.15)	(0.90)		(0.76)		(0.82)

Net Asset Value, end of period	$26.48		$25.39		$32.88	$27.84		$26.80		$28.84

Total Return (%)	5.79	**(b)	(19.75	)(b)	22.69 (b)	7.49	(b)	(4.51	)(b)	5.32

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	65		66		71	72		72		59
Ratio of expenses before fee waiver (%)	0.35	*	0.35		0.35	0.35		0.35		0.35
Ratio of expenses after fee waiver (%)	0.24	*	0.24		0.24	0.24		0.29		0.35
Ratio of net investment income (loss) (%)	2.60	*	3.45		2.75	2.37		3.05		2.62
Portfolio turnover rate (%)(c)	27	**	56		53	43		51		45

Xtrackers MSCI Kokusai Equity ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Years Ended August 31,			Period Ended 8/31/2020(d)
			2022		2021
Net Asset Value, beginning of period	$71.06		$84.95		$65.83	$50.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.60		1.53		1.28	0.49
Net realized and unrealized gain (loss)	2.37		(13.73)		18.91	15.34

Total from investment operations	2.97		(12.20)		20.19	15.83

Less distributions from:
Net investment income	(0.65)		(1.69)		(1.06)	—
Net realized gains	—		—		(0.01)	—

Total distributions	(0.65)		(1.69)		(1.07)	—

Net Asset Value, end of period	$73.38		$71.06		$84.95	$65.83

Total Return (%)(b)	4.23	**	(14.55)		30.87	31.66	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	519		502		803	132
Ratio of expenses before fee waiver (%)	0.09	*	0.09		0.09	0.09	*
Ratio of expenses after fee waiver (%)	0.09	*	0.09		0.09	0.09	*
Ratio of net investment income (loss) (%)	1.71	*	1.93		1.73	2.08	*
Portfolio turnover rate (%)(c)	1	**	4		6	7	**

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	For the period April 8, 2020 (commencement of operations) through August 31, 2020.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	54

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Financial Highlights (Continued)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Years Ended August 31,					Period Ended 8/31/2018(a)
			2022		2021	2020	2019
Net Asset Value, beginning of period	$37.16		$41.83		$31.43	$27.08	$27.29	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.29		0.53		0.52	0.52	0.51	0.21
Net realized and unrealized gain (loss)	0.71		(4.60)		10.44	4.42	(0.25)	2.16

Total from investment operations	1.00		(4.07)		10.96	4.94	0.26	2.37

Less distributions from:
Net investment income	(0.33)		(0.60)		(0.56)	(0.59)	(0.47)	(0.08)

Total distributions	(0.33)		(0.60)		(0.56)	(0.59)	(0.47)	(0.08)

Net Asset Value, end of period	$37.83		$37.16		$41.83	$31.43	$27.08	$27.29

Total Return (%)	2.72	**(c)	(9.84	)(c)	35.25 (c)	18.72 (c)	1.03 (c)	9.52	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	9		11		40	101	111	61
Ratio of expenses before fee waiver (%)	0.19	*	0.19		0.19	0.19	0.19	0.19	*
Ratio of expenses after fee waiver (%)	0.19	*	0.19		0.19	0.19	0.19	0.19	*
Ratio of net investment income (loss) (%)	1.58	*	1.29		1.51	1.85	1.93	2.00	*
Portfolio turnover rate (%)(d)	1	**	14		13	22	31	26	**

Xtrackers Russell US Multifactor ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Years Ended August 31,
			2022		2021	2020	2019	2018
Net Asset Value, beginning of period	$41.63		$46.33		$34.84	$33.88	$33.93	$29.47

Income (loss) from investment operations:
Net investment income (loss)(b)	0.41		0.72		0.56	0.62	0.57	0.52
Net realized and unrealized gain (loss)	1.85		(4.76)		11.47	0.96	(0.09)	4.44

Total from investment operations	2.26		(4.04)		12.03	1.58	0.48	4.96

Less distributions from:
Net investment income	(0.43)		(0.66)		(0.54)	(0.62)	(0.53)	(0.50)

Total distributions	(0.43)		(0.66)		(0.54)	(0.62)	(0.53)	(0.50)

Net Asset Value, end of period	$43.46		$41.63		$46.33	$34.84	$33.88	$33.93

Total Return (%)(c)	5.47	**	(8.80)		34.85	4.93	1.53	16.97

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	143		146		206	150	203	171
Ratio of expenses before fee waiver (%)	0.17	*	0.17		0.17	0.17	0.17	0.19
Ratio of expenses after fee waiver (%)	0.17	*	0.17		0.17	0.17	0.17	0.18
Ratio of net investment income (loss) (%)	1.94	*	1.60		1.40	1.85	1.77	1.62
Portfolio turnover rate (%)(d)	14	**	38		39	47	48	45

(a)	For the period April 5, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	55

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28 2023, the Trust consists of thirty-eight investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Multifactor ETF
Xtrackers MSCI Kokusai Equity ETF
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Xtrackers Russell US Multifactor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers MSCI Kokusai Equity ETF which lots consist of 10,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.
The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Multifactor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers MSCI Kokusai Equity ETF	MSCI Kokusai Index
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Xtrackers Russell US Multifactor ETF	Russell 1000 2Qual/Val 5% Capped Factor Index Russell 1000 Comprehensive Factor Index

The FTSE Developed ex US Comprehensive Factor is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The MSCI Kokusai Index, also known as the MSCI World ex Japan Index, is designed to track the performance of equity markets in developed markets (excluding Japan). The index is reviewed quarterly in February, May, August and November, with the objective of reflecting change in the underlying equity markets in a timely manner, while limiting undue index turnover. During the May and November semi-annual index reviews, the index is rebalanced and the large and mid capitalization cutoff points are recalculated.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility

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Notes to Financial Statements (Unaudited) (Continued)

and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI Kokusai Equity ETF is diversified. Xtrackers MSCI Kokusai Equity ETF is non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well

57

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Notes to Financial Statements (Unaudited) (Continued)

as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

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Notes to Financial Statements (Unaudited) (Continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2023, the Funds did not incur any interest or penalties.

At August 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Multifactor ETF	$6,499,149	$7,435,855	$13,935,004
Xtrackers MSCI Kokusai Equity ETF	1,443,212	1,654,663	3,097,875
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	544,474	2,982,290	3,526,764
Xtrackers Russell US Multifactor ETF	21,569,550	9,299,551	30,869,101

As of August 31, 2022, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Multifactor ETF	$73,747,260	$(7,496,327)	$2,838,740	$(10,335,067)
Xtrackers MSCI Kokusai Equity ETF	520,620,894	(20,097,530)	30,497,765	(50,595,295)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	10,995,190	135,111	939,496	(804,385)
Xtrackers Russell US Multifactor ETF	137,204,602	8,541,343	15,009,670	(6,468,327)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of February 28, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the

59

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Notes to Financial Statements (Unaudited) (Continued)

borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2023, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of February 28, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2023, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2023

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers FTSE Developed ex US Multifactor ETF
Common Stocks	$914,720	$23,268	$11,099	$995,009	$1,944,097

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,944,097

Xtrackers MSCI Kokusai Equity ETF
Common Stocks	$1,008,168	$223,211	$128,931	$3,241,964	$4,602,274

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$4,602,274

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Common Stocks	$11,086	$—	$2,929	$108,929	$122,945

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$122,945

Xtrackers Russell US Multifactor ETF
Common Stocks	$110,355	$—	$66,450	$1,588,185	$1,764,990

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,764,990

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2023, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF and Xtrackers Russell US Multifactor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each

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Notes to Financial Statements (Unaudited) (Continued)

Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 28, 2023 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers FTSE Developed ex US Multifactor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$10,587	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI Kokusai Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$17,938	Unrealized depreciation on futures contracts*	$17,789
Xtrackers Russell US Multifactor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$8,840	Unrealized depreciation on futures contracts*	$2,491

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$44,616
Xtrackers MSCI Kokusai Equity ETF	(13,124)
Xtrackers Russell US Multifactor ETF	21,381

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$15,287
Xtrackers MSCI Kokusai Equity ETF	27,708
Xtrackers Russell US Multifactor ETF	(14,421)

For the period ended February 28, 2023 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Developed ex US Multifactor ETF	$491,620
Xtrackers MSCI Kokusai Equity ETF	3,365,614
Xtrackers Russell US Multifactor ETF	575,811

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Notes to Financial Statements (Unaudited) (Continued)

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers FTSE Developed ex US Multifactor ETF	0.35%
Xtrackers MSCI Kokusai Equity ETF	0.09%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0.19%
Xtrackers Russell US Multifactor ETF	0.17%

The Advisor for Xtrackers FTSE Developed ex US Multifactor ETF has contractually agreed, until December 21, 2023, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.24% of the Fund’s average daily net assets. For the period ended February 28, 2023, the Advisor waived $34,288 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 28, 2023, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers FTSE Developed ex US Multifactor ETF	$38
Xtrackers MSCI Kokusai Equity ETF	445
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	81
Xtrackers Russell US Multifactor ETF	174

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended February 28, 2023, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$16,923,038	$17,036,072
Xtrackers MSCI Kokusai Equity ETF	6,230,738	7,548,892
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	72,370	77,219
Xtrackers Russell US Multifactor ETF	18,859,386	19,032,784

For the period ended February 28, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$—	$3,345,114
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	—	1,715,734
Xtrackers Russell US Multifactor ETF	26,120,623	32,606,634

5. Fund Share Transactions

As of February 28, 2023 here were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

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DBX ETF Trust

Liquidity Risk Management (Unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (the “Advisor”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). The Advisor has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of the Advisor that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2023, as required by the Program and the Liquidity Rule, the Advisor provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, your Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, the Advisor stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. The Advisor also reported that there were no material changes made to the Program during the Reporting Period.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell US Multifactor ETF, and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 15-16, 2023 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell US Multifactor ETF, and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF, (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 13, 2023 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held on February 15 and February 16, 2023.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things,

65

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for many of the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge, but the following Fund had advisory fees and/or total expenses (after waivers/reimbursements) that were above the average and/or median of its respective Peer Group:

—	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

The Board considered, however, the following additional factor in connection with this Fund:

—	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF’s advisory fees and total expenses were almost equivalent to the average of its Peer Group.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in

66

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region, generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Because the Funds seek to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. KOKU is currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DEEF, DEUS and QARP have been developed solely by DBX Advisors LLC. The Funds are not in any way connected to or sponsored, endorsed, issued, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the FTSE Developed ex US Comprehensive Factor Index, Russell 1000 Comprehensive Factor Index and Russell 1000 2Qual/Val 5% Capped Factor Index vest in the relevant LSE Group company which owns the Indexes. “FTSE®” “Russell®” and “FTSE Russell®” are a trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Funds. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of the Indexes for the purpose to which it is being put by DBX Advisors LLC.

KOKU is not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The Prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2023 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY

R-045855-8 (4/23) DBX005475 (4/24)

February 28, 2023

Semi-Annual Report

DBX ETF Trust

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this semi-annual report for five of our ETFs tracking the fixed income market for the period ended February 28, 2023.

The global economy showed signs of recovery during the reporting period, with financial markets paring some of the year-to-date losses, on the back of easing inflation and prospects of a slowdown in rate hikes. Owing to slowing inflation in the U.S. central banks across developed countries announced slower rate hikes in their fight against rising prices. However, the Bank of Japan (BoJ) continued to hold an accommodative stance on its monetary policy in its push to solidify the economic recovery. While the Russia-Ukraine war continued, concerns surrounding an energy crisis in Europe largely eased as the winter was not as cold as expected. Around the turn of the year, China’s resurgence, after dropping the zero-Covid policy, buoyed markets. In early 2023, developing markets continued to rally even though inflation seemed primed to stay resolute.

Global bond markets ended Q4 2022 on a mixed note, with government bond yields moving up toward the end of the quarter, reflecting market disappointment at the hawkish stance of major central banks, despite signs of easing inflation. The US Federal Reserve (Fed) raised rates four times during the reporting period, ending between 4.50% and 4.75%. The Bank of England (BoE) increased the rate twice to 3.5% at the end of Q4. Meanwhile, the BoJ modified its yield-curve-control policy. U.S. and European investment-grade and high-yield credit bonds outperformed government bonds during the quarter on improved risk sentiment. In the Eurozone, there were signs of slowing inflation toward the end of the quarter owing to a decline in energy prices. Nevertheless, the European Central Bank (ECB) continued to tighten its monetary policy.

Bond prices rose in January 2023 on softening inflation and expectations of an end to the global monetary tightening policy. The Bank of Canada raised the rate by 25bps1, indicating a pause in its hiking cycle. In the U.S. and Europe, credit market bonds outperformed government bonds across high yield and investment grades. Moreover, risk sentiment improved as investors welcomed the news on moderating inflation and higher-than-expected growth in the Eurozone and China.

A rebound in economic activity resulted in higher bond yields globally in February 2023. Bonds declined for the month, negating much of the prior month’s returns. The Fed, the ECB, and the BoE announced rate hikes at the beginning of February. Of late, investors have been wary of an expected improvement in the near-term global economic situation, as this implies that the interest rate will likely remain high longer than expected in order to tame inflation.

We believe 2023 will be a year of tackling uncertainties that can plague the investment environment including inflation rates, interest rate hikes, changing economic growth prospects, and geopolitical developments. Although there is a chance of a recession in 2023, we believe it will likely be shallow and mild, given the absence of structural imbalances in the economy. Meanwhile we believe slowing demand and declining housing prices are likely to slow inflation and prompt the major central banks around the globe to pause or scale back further rate hikes.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Basis points (Bps) are a unit of measurement equal to 1/100th of 1 percent and a standard measure for interest rates.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP)

The Xtrackers High Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Quality * as of February 28, 2023

Description	% of Market Value
BBB	1.8%
BB	42.8%
B	42.1%
CCC	13.1%
CC	0.1%
NR	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 28, 2023

United States	80.8%
Canada	5.4%
Luxembourg	3.0%
France	2.3%
Other	8.5%

Total	100.0%

Sector Diversification* as of February 28, 2023

Consumer, Cyclical	24.1%
Communications	20.8%
Consumer, Non-cyclical	15.3%
Energy	12.0%
Financial	10.3%
Industrial	6.7%
Basic Materials	4.7%
Technology	3.7%
Utilities	2.4%

Total	100.0%

Modified duration to worst as of February 28, 2023: 3.9 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 8.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

The Xtrackers Low Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Quality* as of February 28, 2023

Description	% of Market Value
BBB	12.6%
BB	75.0%
B	11.9%
CCC	0.5%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 28, 2023

United States	90.5%
Canada	2.9%
Other	6.6%

Total	100.0%

Sector Diversification* as of February 28, 2023

Consumer, Cyclical	23.5%
Consumer, Non-cyclical	17.8%
Communications	16.2%
Industrial	10.3%
Energy	10.0%
Financial	9.9%
Technology	5.6%
Utilities	3.5%
Basic Materials	3.2%

Total	100.0%

Modified duration to worst as of February 28, 2023: 4.1 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 18.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)

The Xtrackers Risk Managed USD High Yield Strategy ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Adaptive Wealth Strategies Risk Managed High Yield Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. It is not possible to invest directly into an index.

Quality* as of February 28, 2023

Description	% of Market Value
BBB	6.9%
BB	60.0%
B	26.5%
CCC	6.6%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of February 28, 2023

Consumer, Cyclical	24.6%
Communications	19.0%
Consumer, Non-cyclical	16.0%
Energy	10.9%
Financial	9.8%
Industrial	8.5%
Basic Materials	3.9%
Technology	4.5%
Utilities	2.8%

Total	100.0%

Modified duration to worst as of February 28, 2023: 4.0 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

*As a percent of total investments excluding securities lending collateral and cash equivalents. Sector percentages include the sector allocations of the Underlying Funds in which the Fund invests.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

The Xtrackers Short Duration High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the “Underlying Index”). The Underlying Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. It is not possible to invest directly into an index.

Quality* as of February 28, 2023

Description	% of Market Value
BBB	9.0%
BB	55.5%
B	29.1%
CCC	6.2%
CC	0.1%
NR	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 28, 2023

United States	84.1%
Canada	5.2%
Netherlands	2.2%
Other	8.5%

Total	100.0%

Sector Diversification* as of February 28, 2023

Consumer, Cyclical	26.0%
Communications	18.3%
Consumer, Non-cyclical	15.1%
Financial	10.8%
Industrial	10.2%
Energy	9.8%
Basic Materials	4.1%
Technology	2.9%
Utilities	2.8%

Total	100.0%

Modified duration to worst as of February 28, 2023: 2.7 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 30.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The Xtrackers USD High Yield Corporate Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. It is not possible to invest directly into an index.

Quality* as of February 28, 2023

Description	% of Market Value
BBB	7.0%
BB	60.4%
B	26.1%
CCC	6.5%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 28, 2023

United States	86.2%
Canada	4.0%
Other	9.8%

Total	100.0%

Sector Diversification* as of February 28, 2023

Consumer, Cyclical	24.6%
Communications	19.0%
Consumer, Non-cyclical	16.0%
Energy	10.9%
Financial	9.8%
Industrial	8.5%
Technology	4.5%
Basic Materials	3.9%
Utilities	2.8%

Total	100.0%

Modified duration to worst as of February 28, 2023: 4.0 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

6

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers Risk Managed USD High Yield Strategy ETF shareholders indirectly bear the expenses of Xtrackers High Beta High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF (the “Underlying Funds”) in which the Xtrackers Risk Managed USD High Yield Strategy ETF invests. The Underlying Funds’ expenses are not included in Xtrackers Risk Managed USD High Yield Strategy ETF’s annualized expense ratios used to calculate the expense estimate in the tables. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers High Beta High Yield Bond ETF
Actual	$1,000.00	$1,029.80	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	0.20%	$1.00
Xtrackers Low Beta High Yield Bond ETF
Actual	$1,000.00	$1,017.60	0.20%	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	0.20%	$1.00
Xtrackers Risk Managed USD High Yield Strategy ETF(2)
Actual	$1,000.00	$1,028.50	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.75
Xtrackers Short Duration High Yield Bond ETF
Actual	$1,000.00	$1,034.20	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	0.20%	$1.00
Xtrackers USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,022.90	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.75

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

7

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

February 28, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.7%
Basic Materials — 4.6%
Chemicals — 2.0%
ASP Unifrax Holdings, Inc.
144A, 5.25%, 9/30/28	$31,000	$24,085
144A, 7.50%, 9/30/29	10,000	6,812
Chemours Co.
5.375%, 5/15/27 (a)	13,000	11,854
144A, 5.75%, 11/15/28	25,000	21,986
144A, 4.625%, 11/15/29	31,000	25,174
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/28	13,000	11,130
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	13,000	11,449
Methanex Corp., 5.25%, 12/15/29	26,000	23,882
NOVA Chemicals Corp.
144A, 5.00%, 5/1/25	17,000	16,227
144A, 5.25%, 6/1/27	35,000	31,547
144A, 4.25%, 5/15/29 (a)	13,000	10,777
Olympus Water US Holding Corp., 144A, 4.25%, 10/1/28	10,000	8,358
SCIH Salt Holdings, Inc.
144A, 4.875%, 5/1/28	38,000	32,893
144A, 6.625%, 5/1/29	19,000	15,447
Tronox, Inc., 144A, 4.625%, 3/15/29	37,000	30,194

(Cost $317,791)		281,815

Forest Products & Paper — 0.2%
Mercer International, Inc., 5.125%, 2/1/29
(Cost $32,783)	34,000	27,959

Iron/Steel — 0.6%
Mineral Resources Ltd.
144A, 8.125%, 5/1/27	18,000	17,987
144A, 8.00%, 11/1/27	32,000	31,869
144A, 8.50%, 5/1/30	16,000	16,039
United States Steel Corp., 6.875%, 3/1/29 (a)	19,000	19,029

(Cost $86,126)		84,924

Mining — 1.8%
Arconic Corp., 144A, 6.125%, 2/15/28	24,000	23,727
Constellium SE, 144A, 3.75%, 4/15/29	13,000	10,810
First Quantum Minerals Ltd.
144A, 7.50%, 4/1/25	46,000	44,661
144A, 6.875%, 3/1/26	40,000	38,200
144A, 6.875%, 10/15/27	54,000	50,711
FMG Resources August 2006 Pty Ltd., 144A, 6.125%, 4/15/32	28,000	26,500
Hudbay Minerals, Inc.
144A, 4.50%, 4/1/26	15,000	13,483
144A, 6.125%, 4/1/29	15,000	13,258
Kaiser Aluminum Corp.
144A, 4.625%, 3/1/28	15,000	12,937
144A, 4.50%, 6/1/31	15,000	11,892

(Cost $261,152)		246,179

	Principal Amount	Value
Communications — 20.3%
Advertising — 1.3%
Clear Channel Outdoor Holdings, Inc.
144A, 5.125%, 8/15/27	$42,000	$37,525
144A, 7.75%, 4/15/28	35,000	29,067
144A, 7.50%, 6/1/29	37,000	30,005
CMG Media Corp., 144A, 8.875%, 12/15/27	36,000	24,263
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A, 4.25%, 1/15/29	17,000	13,998
144A, 4.625%, 3/15/30	20,000	16,473
Stagwell Global LLC, 144A, 5.625%, 8/15/29	29,000	24,894

(Cost $203,159)		176,225

Internet — 0.1%
Rakuten Group, Inc., 144A, 10.25%, 11/30/24 (Cost $19,759)	20,000	20,076

Media — 9.6%
Altice Financing SA
144A, 5.00%, 1/15/28	32,000	26,585
144A, 5.75%, 8/15/29	64,000	52,409
AMC Networks, Inc.
5.00%, 4/1/24	24,000	23,906
4.75%, 8/1/25	27,000	25,560
4.25%, 2/15/29	36,000	26,505
Audacy Capital Corp.
144A, 6.50%, 5/1/27	21,000	3,016
144A, 6.75%, 3/31/29	14,000	2,016
CCO Holdings LLC / CCO Holdings Capital Corp., 144A, 7.375%, 3/1/31	32,000	31,154
CSC Holdings LLC
5.25%, 6/1/24	35,000	33,944
144A, 5.50%, 4/15/27	48,000	41,809
144A, 5.375%, 2/1/28	37,000	30,895
144A, 7.50%, 4/1/28	43,000	28,837
144A, 6.50%, 2/1/29	56,000	47,531
144A, 5.75%, 1/15/30	72,000	41,111
144A, 4.125%, 12/1/30	41,000	29,400
144A, 4.625%, 12/1/30	85,000	45,762
144A, 3.375%, 2/15/31	37,000	25,348
144A, 4.50%, 11/15/31	53,000	37,694
144A, 5.00%, 11/15/31	18,000	9,603
DISH DBS Corp.
5.875%, 11/15/24	66,000	61,650
7.75%, 7/1/26	72,000	55,962
144A, 5.25%, 12/1/26	98,000	82,259
7.375%, 7/1/28	30,000	20,550
144A, 5.75%, 12/1/28	91,000	72,861
5.125%, 6/1/29	48,000	28,410
DISH Network Corp., 144A, 11.75%, 11/15/27	113,000	114,684
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31	10,000	7,437

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Media (Continued)
Gray Television, Inc.
144A, 5.875%, 7/15/26	$17,000	$15,371
144A, 7.00%, 5/15/27	30,000	27,112
144A, 4.75%, 10/15/30	20,000	14,618
iHeartCommunications, Inc.
6.375%, 5/1/26	22,000	20,762
8.375%, 5/1/27	38,000	33,478
144A, 5.25%, 8/15/27	19,000	16,554
144A, 4.75%, 1/15/28	26,000	21,893
McGraw-Hill Education, Inc.
144A, 5.75%, 8/1/28	23,000	20,164
144A, 8.00%, 8/1/29	28,000	23,959
Sinclair Television Group, Inc.
144A, 5.50%, 3/1/30 (a)	13,000	9,627
144A, 4.125%, 12/1/30	26,000	20,207
Univision Communications, Inc., 144A, 7.375%, 6/30/30	31,000	29,433
UPC Holding BV, 144A, 5.50%, 1/15/28	20,000	17,618
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	25,000	20,398
VTR Finance NV, 144A, 6.375%, 7/15/28	18,000	7,776
Ziggo Bond Co. BV
144A, 6.00%, 1/15/27	16,000	14,896
144A, 5.125%, 2/28/30	13,000	10,518

(Cost $1,579,330)		1,331,282

Telecommunications — 9.3%
Altice France Holding SA
144A, 10.50%, 5/15/27	48,000	39,688
144A, 6.00%, 2/15/28	41,000	28,233
Altice France SA
144A, 8.125%, 2/1/27	64,000	59,805
144A, 5.50%, 1/15/28	41,000	33,813
144A, 5.125%, 1/15/29	15,000	11,533
144A, 5.125%, 7/15/29	79,000	61,074
144A, 5.50%, 10/15/29	67,000	52,336
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	43,000	39,000
CommScope Technologies LLC 144A, 6.00%, 6/15/25	53,000	50,856
144A, 5.00%, 3/15/27	19,000	14,494
CommScope, Inc.
144A, 6.00%, 3/1/26	48,000	46,297
144A, 8.25%, 3/1/27	35,000	29,845
144A, 7.125%, 7/1/28	30,000	23,397
144A, 4.75%, 9/1/29	43,000	35,193
Consolidated Communications, Inc.
144A, 5.00%, 10/1/28	12,000	8,114
144A, 6.50%, 10/1/28	30,000	22,125
Frontier Communications Holdings LLC
144A, 6.75%, 5/1/29	36,000	30,390
5.875%, 11/1/29	20,000	16,045
144A, 6.00%, 1/15/30	40,000	32,011
144A, 8.75%, 5/15/30	42,000	42,520
Hughes Satellite Systems Corp., 6.625%, 8/1/26 (a)	19,000	17,904

	Principal Amount	Value
Telecommunications (Continued)
Iliad Holding SASU
144A, 6.50%, 10/15/26	$31,000	$29,001
144A, 7.00%, 10/15/28	33,000	30,342
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	107,000	93,069
Level 3 Financing, Inc.
144A, 3.40%, 3/1/27	35,000	29,473
144A, 4.625%, 9/15/27	35,000	25,978
144A, 4.25%, 7/1/28	32,000	21,885
144A, 3.625%, 1/15/29	22,000	14,144
144A, 3.75%, 7/15/29	22,000	13,860
144A, 3.875%, 11/15/29	30,000	22,834
Lumen Technologies, Inc.
144A, 5.125%, 12/15/26	22,000	16,136
144A, 4.00%, 2/15/27	20,000	15,379
144A, 4.50%, 1/15/29	35,000	18,544
Millicom International Cellular SA, 144A, 6.25%, 3/25/29	18,000	16,345
Sable International Finance Ltd., 144A, 5.75%, 9/7/27	17,000	15,669
Telecom Italia SpA, 144A, 5.303%, 5/30/24	65,000	63,357
VEON Holdings BV, 144A, 4.95%, 6/16/24	17,000	15,120
Viasat, Inc.
144A, 5.625%, 9/15/25	18,000	16,683
144A, 5.625%, 4/15/27	16,000	14,613
144A, 6.50%, 7/15/28	20,000	14,814
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	45,000	36,827
Zayo Group Holdings, Inc.
144A, 4.00%, 3/1/27	53,000	40,863
144A, 6.125%, 3/1/28	38,000	23,986

(Cost $1,480,168)		1,283,595

Consumer, Cyclical — 23.6%
Airlines — 1.4%
American Airlines Group, Inc., 144A, 3.75%, 3/1/25	16,000	14,621
American Airlines, Inc.
144A, 11.75%, 7/15/25	80,000	87,707
144A, 7.25%, 2/15/28	25,000	24,477
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	31,000	28,845
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144A, 8.00%, 9/20/25	40,000	40,210

(Cost $200,872)		195,860

Apparel — 0.4%
Hanesbrands, Inc.
144A, 4.875%, 5/15/26	34,000	31,432
144A, 9.00%, 2/15/31	23,000	23,286

(Cost $54,697)		54,718

Auto Manufacturers — 0.8%
Aston Martin Capital Holdings Ltd.,
144A, 10.50%, 11/30/25	45,000	44,941

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Auto Manufacturers (Continued)
Ford Motor Co., 9.625%, 4/22/30	$16,000	$18,422
Ford Motor Credit Co. LLC, 7.35%, 3/6/30	44,000	44,610

(Cost $109,219)		107,973

Auto Parts & Equipment — 1.4%
American Axle & Manufacturing, Inc.
6.50%, 4/1/27 (a)	13,000	12,031
6.875%, 7/1/28	10,000	8,983
5.00%, 10/1/29	24,000	19,384
Clarios Global LP / Clarios US Finance Co., 144A, 8.50%, 5/15/27	52,000	51,742
DanA, Inc.
5.375%, 11/15/27	10,000	9,238
5.625%, 6/15/28	20,000	18,123
4.25%, 9/1/30	10,000	8,089
Goodyear Tire & Rubber Co.
5.00%, 7/15/29	23,000	20,031
5.25%, 4/30/31 (a)	14,000	12,024
5.25%, 7/15/31 (a)	16,000	13,642
5.625%, 4/30/33 (a)	21,000	17,868

(Cost $210,156)		191,155

Distribution/Wholesale — 0.0%
Wesco Aircraft Holdings, Inc., 144A, 13.125%, 11/15/27 (Cost $13,429)	15,000	1,313

Entertainment — 2.6%
AMC Entertainment Holdings, Inc.
144A, 10.00%, 6/15/26	46,000	23,805
144A, 7.50%, 2/15/29	38,000	22,810
Caesars Entertainment, Inc. 144A, 8.125%, 7/1/27 (a)	46,000	46,474
144A, 4.625%, 10/15/29	46,000	39,386
Cinemark USA, Inc.
144A, 5.875%, 3/15/26	22,000	20,081
144A, 5.25%, 7/15/28	20,000	16,831
Mohegan Tribal Gaming Authority, 144A, 8.00%, 2/1/26	53,000	49,701
Penn Entertainment, Inc.
144A, 5.625%, 1/15/27	10,000	9,283
144A, 4.125%, 7/1/29	10,000	8,124
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A, 5.625%, 9/1/29	19,000	13,987
144A, 5.875%, 9/1/31	31,000	22,266
Scientific Games International, Inc.
144A, 7.00%, 5/15/28	19,000	18,561
144A, 7.25%, 11/15/29	21,000	20,659
Six Flags Entertainment Corp., 144A, 5.50%, 4/15/27	13,000	12,232
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A, 5.125%, 10/1/29	19,000	17,017
144A, 7.125%, 2/15/31	20,000	19,931

(Cost $416,615)		361,148

	Principal Amount	Value
Food Service — 0.2%
TKC Holdings, Inc.
144A, 6.875%, 5/15/28	$11,000	$9,007
144A, 10.50%, 5/15/29	26,000	15,956

(Cost $35,325)		24,963

Home Builders — 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	10,000	8,060
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A, 6.25%, 9/15/27	25,000	21,829
144A, 4.875%, 2/15/30	15,000	11,298
Mattamy Group Corp.
144A, 5.25%, 12/15/27	13,000	11,625
144A, 4.625%, 3/1/30	26,000	21,627

(Cost $83,925)		74,439

Home Furnishings — 0.2%
Tempur Sealy International, Inc., 144A, 3.875%, 10/15/31 (Cost $28,672)	31,000	25,017

Housewares — 0.2%
Scotts Miracle-Gro Co.
4.50%, 10/15/29 (a)	10,000	8,676
4.00%, 4/1/31	22,000	17,623
4.375%, 2/1/32	10,000	8,174

(Cost $37,822)		34,473

Leisure Time — 6.8%
Carnival Corp.
144A, 10.50%, 2/1/26	20,000	20,731
144A, 7.625%, 3/1/26 (a)	53,000	47,793
144A, 5.75%, 3/1/27	115,000	94,436
144A, 9.875%, 8/1/27	23,000	23,439
144A, 4.00%, 8/1/28	80,000	67,664
144A, 6.00%, 5/1/29	76,000	59,031
144A, 10.50%, 6/1/30	37,000	35,867
Carnival Holdings Bermuda Ltd.,
144A, 10.375%, 5/1/28	69,000	73,892
Life Time, Inc.
144A, 5.75%, 1/15/26	24,000	23,075
144A, 8.00%, 4/15/26	20,000	19,289
NCL Corp. Ltd.
144A, 3.625%, 12/15/24	14,000	13,160
144A, 5.875%, 3/15/26	45,000	38,978
144A, 5.875%, 2/15/27	26,000	24,140
144A, 8.375%, 2/1/28	25,000	25,492
144A, 7.75%, 2/15/29 (a)	25,000	21,787
Royal Caribbean Cruises Ltd.
144A, 4.25%, 7/1/26	18,000	15,811
144A, 5.50%, 8/31/26	38,000	34,433
144A, 5.375%, 7/15/27	36,000	31,660
144A, 11.625%, 8/15/27 (a)	35,000	37,378
3.70%, 3/15/28	22,000	17,586
144A, 5.50%, 4/1/28	63,000	54,968
144A, 8.25%, 1/15/29	26,000	26,938
144A, 9.25%, 1/15/29 (a)	26,000	27,595
144A, 7.25%, 1/15/30	25,000	25,138

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Leisure Time (Continued)
Viking Cruises Ltd.
144A, 13.00%, 5/15/25	$35,000	$37,235
144A, 5.875%, 9/15/27	32,000	27,481
144A, 7.00%, 2/15/29	13,000	11,193

(Cost $977,338)		936,190

Lodging — 2.7%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A, 5.00%, 6/1/29	12,000	10,540
Marriott Ownership Resorts, Inc., 144A, 4.50%, 6/15/29	13,000	10,922
Melco Resorts Finance Ltd.
144A, 4.875%, 6/6/25	26,000	24,278
144A, 5.25%, 4/26/26	10,000	9,023
144A, 5.625%, 7/17/27	16,000	14,162
144A, 5.75%, 7/21/28	33,000	28,524
144A, 5.375%, 12/4/29	39,000	32,409
Station Casinos LLC
144A, 4.50%, 2/15/28	19,000	16,731
144A, 4.625%, 12/1/31	13,000	10,603
Studio City Finance Ltd.
144A, 6.00%, 7/15/25	28,000	25,257
144A, 6.50%, 1/15/28	27,000	22,960
144A, 5.00%, 1/15/29	32,000	24,640
Travel + Leisure Co., 144A, 4.50%, 12/1/29	17,000	14,293
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A, 5.50%, 3/1/25	97,000	94,441
144A, 5.25%, 5/15/27	33,000	30,770

(Cost $397,341)		369,553

Retail — 6.4%
Asbury Automotive Group, Inc.
144A, 4.625%, 11/15/29	21,000	18,282
4.75%, 3/1/30	18,000	15,615
144A, 5.00%, 2/15/32	16,000	13,656
Bath & Body Works, Inc.
5.25%, 2/1/28	13,000	12,120
7.50%, 6/15/29 (a)	14,000	14,152
144A, 6.625%, 10/1/30	36,000	34,138
Carvana Co.
144A, 5.625%, 10/1/25	13,000	8,074
144A, 5.50%, 4/15/27	15,000	7,666
144A, 5.875%, 10/1/28	25,000	12,048
144A, 4.875%, 9/1/29	29,000	14,065
144A, 10.25%, 5/1/30	116,000	71,621
eG Global Finance PLC,
144A, 6.75%, 2/7/25	50,000	45,185
Ferrellgas LP / Ferrellgas Finance Corp.
144A, 5.375%, 4/1/26	17,000	15,322
144A, 5.875%, 4/1/29	35,000	28,577
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A, 4.625%, 1/15/29	51,000	44,156
144A, 6.75%, 1/15/30	36,000	29,863

	Principal Amount	Value
Retail (Continued)
Gap, Inc.
144A, 3.625%, 10/1/29	$19,000	$13,955
144A, 3.875%, 10/1/31	29,000	20,839
Kohl’s Corp., 3.625%, 5/1/31	10,000	7,041
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	31,000	22,223
Macy’s Retail Holdings LLC
144A, 5.875%, 4/1/29	13,000	11,826
144A, 5.875%, 3/15/30	11,000	9,711
144A, 6.125%, 3/15/32	21,000	18,086
Michaels Cos., Inc. 144A, 5.25%, 5/1/28	37,000	30,830
144A, 7.875%, 5/1/29	43,000	32,409
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	29,000	28,015
Nordstrom, Inc.
4.375%, 4/1/30	23,000	18,166
4.25%, 8/1/31	11,000	8,069
PetSmart, Inc. / PetSmart Finance Corp., 144A, 7.75%, 2/15/29	39,000	37,966
QVC, Inc.
4.85%, 4/1/24	16,000	15,051
4.45%, 2/15/25	15,000	12,149
4.75%, 2/15/27	15,000	9,620
4.375%, 9/1/28	23,000	12,848
Rite Aid Corp., 144A, 8.00%, 11/15/26	33,000	17,526
Sonic Automotive, Inc.
144A, 4.625%, 11/15/29	17,000	14,136
144A, 4.875%, 11/15/31	17,000	13,545
SRS Distribution, Inc.
144A, 6.125%, 7/1/29	12,000	10,048
144A, 6.00%, 12/1/29	31,000	25,934
Staples, Inc.
144A, 7.50%, 4/15/26	66,000	58,814
144A, 10.75%, 4/15/27 (a)	36,000	27,609
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	28,000	23,329

(Cost $1,038,349)		884,285

Consumer, Non-cyclical — 15.0%
Agriculture — 0.4%
Vector Group Ltd.
144A, 10.50%, 11/1/26	22,000	22,072
144A, 5.75%, 2/1/29	33,000	28,549

(Cost $54,380)		50,621

Beverages — 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29 (Cost $18,989)	19,000	16,292

Biotechnology — 0.1%
Grifols Escrow Issuer SA, 144A, 4.75%, 10/15/28 (Cost $18,074)	19,000	16,262

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Commercial Services — 3.8%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A, 6.625%, 7/15/26	$59,000	$56,101
144A, 9.75%, 7/15/27	48,000	44,104
144A, 6.00%, 6/1/29	25,000	18,712
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	51,000	42,445
APX Group, Inc.
144A, 6.75%, 2/15/27	15,000	14,420
144A, 5.75%, 7/15/29	30,000	25,167
CoreCivic, Inc., 8.25%, 4/15/26 (a)	18,000	18,240
Garda World Security Corp.
144A, 4.625%, 2/15/27	14,000	12,484
144A, 9.50%, 11/1/27	26,000	25,021
144A, 6.00%, 6/1/29	11,000	9,038
Hertz Corp.
144A, 4.625%, 12/1/26	13,000	11,591
144A, 5.00%, 12/1/29	38,000	31,590
MPH Acquisition Holdings LLC
144A, 5.50%, 9/1/28	38,000	28,835
144A, 5.75%, 11/1/28 (a)	43,000	28,007
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 6.25%, 1/15/28	33,000	30,628
Sabre GLBL, Inc.
144A, 9.25%, 4/15/25	20,000	19,706
144A, 7.375%, 9/1/25	47,000	44,054
144A, 11.25%, 12/15/27	17,000	17,000
Sotheby’s, 144A, 7.375%, 10/15/27 (a)	20,000	18,886
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	29,000	29,135

(Cost $584,298)		525,164

Cosmetics/Personal Care — 0.4%
Coty, Inc.
144A, 5.00%, 4/15/26	24,000	22,857
144A, 6.50%, 4/15/26 (a)	14,000	13,734
Edgewell Personal Care Co., 144A, 4.125%, 4/1/29	13,000	11,099

(Cost $51,366)		47,690

Food — 1.7%
B&G Foods, Inc.
5.25%, 4/1/25	24,000	21,633
5.25%, 9/15/27	24,000	19,365
Performance Food Group, Inc., 144A, 4.25%, 8/1/29	26,000	22,726
Post Holdings, Inc.
144A, 5.625%, 1/15/28	50,000	47,795
144A, 5.50%, 12/15/29	42,000	38,383
144A, 4.625%, 4/15/30	42,000	36,457
144A, 4.50%, 9/15/31	45,000	37,947
Sigma Holdco BV, 144A, 7.875%, 5/15/26	19,000	15,158

(Cost $264,527)		239,464

	Principal Amount	Value
Healthcare-Services — 4.8%
CHS/Community Health Systems, Inc.
144A, 8.00%, 3/15/26	$67,000	$65,407
144A, 5.625%, 3/15/27	60,000	52,724
144A, 8.00%, 12/15/27	24,000	23,304
144A, 6.875%, 4/1/28	28,000	19,040
144A, 6.00%, 1/15/29	31,000	26,847
144A, 6.875%, 4/15/29	48,000	33,618
144A, 6.125%, 4/1/30	44,000	29,986
144A, 5.25%, 5/15/30	51,000	40,877
144A, 4.75%, 2/15/31	38,000	29,400
DaVitA, Inc.
144A, 4.625%, 6/1/30	102,000	84,173
144A, 3.75%, 2/15/31	48,000	36,416
Envision Healthcare Corp., 144A, 8.75%, 10/15/26	29,000	6,821
Legacy LifePoint Health LLC
144A, 6.75%, 4/15/25	25,000	23,919
144A, 4.375%, 2/15/27	32,000	27,040
LifePoint Health, Inc., 144A, 5.375%, 1/15/29	13,000	8,548
ModivCare, Inc., 144A, 5.875%, 11/15/25	13,000	12,211
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	46,000	39,201
Select Medical Corp., 144A, 6.25%, 8/15/26	32,000	30,597
Tenet Healthcare Corp., 6.125%, 10/1/28 (a)	79,000	73,146

(Cost $752,248)		663,275

Household Products/Wares — 0.2%
Central Garden & Pet Co., 144A, 4.125%, 4/30/31	10,000	8,201
Spectrum Brands, Inc., 144A, 3.875%, 3/15/31	23,000	18,230

(Cost $30,693)		26,431

Pharmaceuticals — 3.5%
AdaptHealth LLC
144A, 4.625%, 8/1/29	21,000	17,646
144A, 5.125%, 3/1/30	16,000	13,786
Bausch Health Americas, Inc.
144A, 9.25%, 4/1/26	38,000	28,453
144A, 8.50%, 1/31/27	25,000	13,179
Bausch Health Cos., Inc.
144A, 5.50%, 11/1/25	63,000	54,862
144A, 9.00%, 12/15/25	28,000	22,206
144A, 6.125%, 2/1/27	26,000	17,970
144A, 5.75%, 8/15/27	13,000	8,642
144A, 5.00%, 1/30/28	7,000	3,025
144A, 4.875%, 6/1/28	52,000	32,550
144A, 11.00%, 9/30/28	63,000	49,609
144A, 5.00%, 2/15/29	15,000	6,475
144A, 6.25%, 2/15/29	23,000	10,118
144A, 5.25%, 1/30/30	24,000	10,380
144A, 14.00%, 10/15/30	14,000	8,950
144A, 5.25%, 2/15/31	11,000	4,926
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	13,000	11,514

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Pharmaceuticals (Continued)
Elanco Animal Health, Inc., 6.65%, 8/28/28	$19,000	$18,190
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	26,000	20,183
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
144A, 10.00%, 4/15/25	27,000	24,204
144A, 11.50%, 12/15/28	19,000	17,061
Owens & Minor, Inc.
144A, 4.50%, 3/31/29	21,000	16,139
144A, 6.625%, 4/1/30	16,000	13,202
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 1/31/25	26,000	26,353
3.15%, 10/1/26	10,000	8,764
6.75%, 3/1/28 (a)	32,000	30,790

(Cost $623,824)		489,177

Energy — 11.7%
Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC, 144A, 5.00%, 1/31/28 (Cost $10,593)	10,000	9,164

Oil & Gas — 5.7%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A, 7.00%, 11/1/26	16,000	15,544
144A, 5.875%, 6/30/29	10,000	8,710
Callon Petroleum Co.
144A, 8.00%, 8/1/28	17,000	16,687
144A, 7.50%, 6/15/30 (a)	25,000	23,510
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	29,000	30,096
CITGO Petroleum Corp., 144A, 6.375%, 6/15/26	17,000	16,434
CNX Resources Corp.
144A, 6.00%, 1/15/29	13,000	11,800
144A, 7.375%, 1/15/31	21,000	20,034
Comstock Resources, Inc.
144A, 6.75%, 3/1/29	42,000	38,691
144A, 5.875%, 1/15/30	40,000	34,457
Crescent Energy Finance LLC, 144A, 9.25%, 2/15/28	22,000	21,476
CVR Energy, Inc.
144A, 5.25%, 2/15/25	15,000	14,416
144A, 5.75%, 2/15/28	11,000	9,773
Energean PLC, 144A, 6.50%, 4/30/27	16,000	14,864
Hilcorp Energy I LP / Hilcorp Finance Co., 144A, 6.25%, 11/1/28	15,000	13,948
Kosmos Energy Ltd. 144A, 7.125%, 4/4/26	22,000	19,824
144A, 7.75%, 5/1/27	14,000	12,297
144A, 7.50%, 3/1/28	20,000	17,200
Leviathan Bond Ltd. 144A, REGS, 6.125%, 6/30/25	16,000	15,600
144A, REGS, 6.50%, 6/30/27	25,000	23,925
144A, REGS, 6.75%, 6/30/30	14,000	13,129

	Principal Amount	Value
Oil & Gas (Continued)
MEG Energy Corp., 144A, 5.875%, 2/1/29	$16,000	$14,940
Northern Oil and Gas, Inc., 144A, 8.125%, 3/1/28	19,000	18,352
Parkland Corp. 144A, 5.875%, 7/15/27	11,000	10,331
144A, 4.50%, 10/1/29	33,000	27,756
144A, 4.625%, 5/1/30	31,000	25,838
PBF Holding Co. LLC / PBF Finance Corp. 7.25%, 6/15/25	18,000	17,964
6.00%, 2/15/28	29,000	27,048
Permian Resources Operating LLC, 144A, 5.875%, 7/1/29	19,000	17,059
Puma International Financing SA, 144A, 5.125%, 10/6/24	50,000	48,312
Range Resources Corp., 8.25%, 1/15/29	16,000	16,435
SM Energy Co. 6.75%, 9/15/26	12,000	11,591
6.625%, 1/15/27	11,000	10,435
6.50%, 7/15/28	11,000	10,159
Transocean, Inc. 144A, 7.50%, 1/15/26	25,000	22,973
144A, 11.50%, 1/30/27	18,000	18,518
144A, 8.00%, 2/1/27	24,000	21,270
144A, 8.75%, 2/15/30	41,000	41,666
Tullow Oil PLC, 144A, 7.00%, 3/1/25	31,000	19,555
Vital Energy, Inc. 9.50%, 1/15/25	15,000	15,136
144A, 7.75%, 7/31/29	5,000	4,336

(Cost $824,673)		792,089

Oil & Gas Services — 1.2%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	16,000	15,537
144A, 6.25%, 4/1/28	21,000	19,760
CGG SA, 144A, 8.75%, 4/1/27	21,000	18,460
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	19,000	18,309
6.875%, 9/1/27	29,000	27,496
Weatherford International Ltd. 144A, 6.50%, 9/15/28	13,000	12,786
144A, 8.625%, 4/30/30	51,000	50,991

(Cost $171,013)		163,339

Pipelines — 4.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 5.75%, 3/1/27	18,000	17,013
144A, 5.75%, 1/15/28	17,000	15,975
Buckeye Partners LP, 144A, 4.50%, 3/1/28	13,000	11,427
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 144A, 5.625%, 5/1/27	15,000	13,823

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
144A, 6.00%, 2/1/29	$29,000	$26,412
144A, 8.00%, 4/1/29	11,000	10,955
EQM Midstream Partners LP 144A, 6.00%, 7/1/25	19,000	18,357
144A, 7.50%, 6/1/27	13,000	12,737
144A, 6.50%, 7/1/27	24,000	22,759
5.50%, 7/15/28	40,000	35,740
144A, 4.50%, 1/15/29	21,000	17,539
144A, 7.50%, 6/1/30	13,000	12,402
144A, 4.75%, 1/15/31	47,000	38,265
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	14,000	13,462
8.00%, 1/15/27	25,000	24,444
7.75%, 2/1/28	28,000	26,816
ITT Holdings LLC, 144A, 6.50%, 8/1/29	41,000	33,757
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	32,000	29,963
144A, 6.50%, 9/30/26	53,000	48,566
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	62,000	59,273
NuStar Logistics LP 6.00%, 6/1/26	25,000	23,781
5.625%, 4/28/27	15,000	13,972
6.375%, 10/1/30	15,000	14,004
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A, 8.50%, 10/15/26	32,000	30,422
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 7.50%, 10/1/25	15,000	14,946
144A, 6.00%, 3/1/27	11,000	10,227
144A, 5.50%, 1/15/28	22,000	19,779
144A, 6.00%, 12/31/30	19,000	16,410
144A, 6.00%, 9/1/31	25,000	21,408

(Cost $707,924)		654,634

Financial — 10.0%
Banks — 0.4%
Freedom Mortgage Corp. 144A, 8.125%, 11/15/24	11,000	10,631
144A, 8.25%, 4/15/25	14,000	13,261
144A, 7.625%, 5/1/26	15,000	12,820
144A, 6.625%, 1/15/27	24,000	19,586

(Cost $60,668)		56,298

Diversified Financial Services — 4.1%
Coinbase Global, Inc. 144A, 3.375%, 10/1/28	37,000	24,274
144A, 3.625%, 10/1/31	34,000	20,394
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28	33,000	13,485
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	26,000	21,968
LD Holdings Group LLC 144A, 6.50%, 11/1/25	11,000	8,161

	Principal Amount	Value
Diversified Financial Services (Continued)
144A, 6.125%, 4/1/28	$26,000	$15,408
Nationstar Mortgage Holdings, Inc. 144A, 6.00%, 1/15/27	15,000	13,816
144A, 5.50%, 8/15/28	32,000	27,215
144A, 5.125%, 12/15/30	31,000	24,046
144A, 5.75%, 11/15/31	16,000	12,568
Navient Corp. 6.75%, 6/25/25	13,000	12,831
6.75%, 6/15/26	10,000	9,643
5.00%, 3/15/27	19,000	16,911
4.875%, 3/15/28	13,000	11,063
5.50%, 3/15/29	34,000	28,797
NFP Corp., 144A, 6.875%, 8/15/28	67,000	57,141
OneMain Finance Corp. 7.125%, 3/15/26	45,000	43,783
6.625%, 1/15/28	30,000	27,966
3.875%, 9/15/28	15,000	11,940
5.375%, 11/15/29	32,000	26,993
4.00%, 9/15/30	32,000	24,470
PennyMac Financial Services, Inc. 144A, 5.375%, 10/15/25	17,000	15,507
144A, 4.25%, 2/15/29	17,000	13,322
144A, 5.75%, 9/15/31	23,000	18,360
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	21,000	19,365
144A, 5.75%, 6/15/27	11,000	9,662
144A, 5.50%, 4/15/29	29,000	24,037
VistaJet Malta Finance PLC / XO Management Holding, Inc., 144A, 7.875%, 5/1/27	13,000	12,412

(Cost $660,499)		565,538

Insurance — 0.7%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	32,000	29,934
144A, 10.125%, 8/1/26	20,000	19,936
144A, 6.00%, 8/1/29	13,000	10,586
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 6.75%, 10/15/27	12,000	10,916
AssuredPartners, Inc. 144A, 7.00%, 8/15/25	13,000	12,743
144A, 5.625%, 1/15/29	14,000	11,876

(Cost $102,575)		95,991

Real Estate — 0.7%
Kennedy-Wilson, Inc. 4.75%, 3/1/29	17,000	13,672
4.75%, 2/1/30	25,000	19,242
5.00%, 3/1/31	24,000	18,472
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 5.75%, 1/15/29	24,000	17,315
144A, 5.25%, 4/15/30	35,000	24,015
WeWork Cos., Inc., 144A, 7.875%, 5/1/25	18,000	9,555

(Cost $132,734)		102,271

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts — 4.0%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A, 4.50%, 4/1/27	$19,000	$16,300
Diversified Healthcare Trust 9.75%, 6/15/25	13,000	12,625
4.75%, 2/15/28	13,000	8,474
4.375%, 3/1/31	22,000	15,299
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.75%, 6/15/29	27,000	21,982
MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/27	57,000	46,839
4.625%, 8/1/29	29,000	21,714
3.50%, 3/15/31	44,000	30,205
Office Properties Income Trust 4.50%, 2/1/25	20,000	18,411
3.45%, 10/15/31	12,000	8,015
Service Properties Trust 4.35%, 10/1/24	32,000	30,664
7.50%, 9/15/25	26,000	25,797
4.75%, 10/1/26	15,000	13,029
4.95%, 2/15/27	21,000	18,121
5.50%, 12/15/27	16,000	14,435
3.95%, 1/15/28	7,000	5,601
4.95%, 10/1/29	22,000	17,378
4.375%, 2/15/30	10,000	7,651
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 144A, 7.875%, 2/15/25	87,000	88,744
144A, 6.00%, 1/15/30	26,000	16,147
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 10.50%, 2/15/28	83,000	83,199
144A, 4.75%, 4/15/28	15,000	11,911
144A, 6.50%, 2/15/29	38,000	24,930

(Cost $598,331)		557,471

Venture Capital — 0.1%
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/29 (Cost $10,344)	10,000	8,733

Industrial — 6.6%
Aerospace/Defense — 2.5%
Bombardier, Inc. 144A, 7.50%, 3/15/25	24,000	24,002
144A, 7.125%, 6/15/26	41,000	40,318
144A, 7.875%, 4/15/27	70,000	69,669
144A, 6.00%, 2/15/28	30,000	28,135
144A, 7.50%, 2/1/29	26,000	25,510
Rolls-Royce PLC, 144A, 3.625%, 10/14/25	12,000	11,160
Spirit AeroSystems, Inc. 144A, 7.50%, 4/15/25	31,000	31,006
4.60%, 6/15/28	29,000	23,971
144A, 9.375%, 11/30/29	25,000	26,529
TransDigm, Inc. 7.50%, 3/15/27	16,000	15,814

	Principal Amount	Value
Aerospace/Defense (Continued)
4.875%, 5/1/29	$34,000	$29,187
Triumph Group, Inc. 144A, 6.25%, 9/15/24	13,000	12,992
7.75%, 8/15/25	11,000	10,529

(Cost $356,404)		348,822

Building Materials — 0.7%
JELD-WEN, Inc. 144A, 4.625%, 12/15/25	10,000	8,990
144A, 4.875%, 12/15/27	10,000	8,366
Smyrna Ready Mix Concrete LLC, 144A, 6.00%, 11/1/28	36,000	31,992
Standard Industries, Inc., 144A, 4.375%, 7/15/30	56,000	46,675

(Cost $108,190)		96,023

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc. 144A, 4.75%, 6/15/28	25,000	21,841
144A, 4.375%, 3/31/29	21,000	17,902

(Cost $44,666)		39,743

Engineering & Construction — 0.3%
IHS Holding Ltd. 144A, 5.625%, 11/29/26	17,000	14,569
144A, 6.25%, 11/29/28	20,000	16,475
Promontoria Holding 264 BV, 144A, 7.875%, 3/1/27	12,000	11,556

(Cost $42,385)		42,600

Environmental Control — 0.6%
Covanta Holding Corp. 144A, 4.875%, 12/1/29	10,000	8,459
5.00%, 9/1/30	10,000	8,296
GFL Environmental, Inc. 144A, 4.00%, 8/1/28	19,000	16,548
144A, 4.75%, 6/15/29	19,000	16,952
144A, 4.375%, 8/15/29	30,000	25,998

(Cost $86,339)		76,253

Machinery-Diversified — 0.3%
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	10,000	9,188
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	41,000	37,179

(Cost $52,732)		46,367

Packaging & Containers — 1.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A, 4.00%, 9/1/29	28,000	22,491
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 4.125%, 8/15/26	31,000	28,240
144A, 5.25%, 8/15/27	40,000	32,894
144A, 5.25%, 8/15/27	34,000	27,960
LABL, Inc. 144A, 6.75%, 7/15/26	18,000	17,142

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Packaging & Containers (Continued)
144A, 10.50%, 7/15/27	$28,000	$26,202
144A, 5.875%, 11/1/28	13,000	11,285
144A, 8.25%, 11/1/29	11,000	8,920
OI European Group BV, 144A, 4.75%, 2/15/30	12,000	10,692
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 5/13/27	16,000	15,576

(Cost $220,352)		201,402

Transportation — 0.1%
Seaspan Corp., 144A, 5.50%, 8/1/29 (Cost $25,234)	27,000	20,352

Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC 144A, 9.75%, 8/1/27	12,000	12,340
144A, 5.50%, 5/1/28	25,000	22,336

(Cost $37,620)		34,676

Technology — 3.6%
Computers — 1.4%
Diebold Nixdorf, Inc., 144A, 9.375%, 7/15/25	28,000	19,629
McAfee Corp., 144A, 7.375%, 2/15/30	70,000	55,559
NCR Corp. 144A, 5.00%, 10/1/28	32,000	27,540
144A, 5.125%, 4/15/29	32,000	27,364
144A, 5.25%, 10/1/30	11,000	9,100
Presidio Holdings, Inc., 144A, 8.25%, 2/1/28	15,000	14,270
Seagate HDD Cayman 4.125%, 1/15/31	5,000	4,153
144A, 9.625%, 12/1/32	15,600	17,072
Vericast Corp., 144A, 11.00%, 9/15/26	16,894	18,098

(Cost $213,865)		192,785

Office/Business Equipment — 0.3%
Xerox Holdings Corp. 144A, 5.00%, 8/15/25 (a)	19,000	17,707
144A, 5.50%, 8/15/28	29,000	24,390

(Cost $46,210)		42,097

Semiconductors — 0.1%
ams-OSRAM AG, 144A, 7.00%, 7/31/25 (Cost $11,291)	11,000	10,460

Software — 1.8%
AthenaHealth Group, Inc., 144A, 6.50%, 2/15/30	75,000	59,412
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	16,000	15,863
Clarivate Science Holdings Corp., 144A, 4.875%, 7/1/29	33,000	28,360
Cloud Software Group Holdings, Inc., 144A, 6.50%, 3/31/29	142,000	123,217

	Principal Amount	Value
Software (Continued)
MicroStrategy, Inc., 144A, 6.125%, 6/15/28 (a)	$16,000	$13,299
Rackspace Technology Global, Inc. 144A, 3.50%, 2/15/28	17,000	10,367
144A, 5.375%, 12/1/28	15,000	5,911

(Cost $282,832)		256,429

Utilities — 2.3%
Electric — 1.9%
Calpine Corp. 144A, 5.125%, 3/15/28	37,000	32,868
144A, 4.625%, 2/1/29	31,000	26,204
144A, 5.00%, 2/1/31	23,000	18,999
Drax Finco PLC, 144A, 6.625%, 11/1/25	25,000	24,653
NRG Energy, Inc. 5.75%, 1/15/28	21,000	19,733
144A, 5.25%, 6/15/29	20,000	17,779
144A, 3.625%, 2/15/31	46,000	35,702
144A, 3.875%, 2/15/32	13,000	10,097
PG&E Corp. 5.00%, 7/1/28	25,000	22,854
5.25%, 7/1/30	37,000	33,068
TransAlta Corp., 7.75%, 11/15/29	20,000	20,464

(Cost $290,758)		262,421

Gas — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.50%, 5/20/25	18,000	17,129
5.875%, 8/20/26	18,000	16,983
5.75%, 5/20/27	28,000	25,930

(Cost $62,859)		60,042

TOTAL CORPORATE BONDS (Cost $15,143,518)		13,523,518

	Number of Shares
SECURITIES LENDING COLLATERAL — 3.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c)
(Cost $463,251)	463,251	463,251

CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b)
(Cost $266,481)	266,481	266,481

TOTAL INVESTMENTS — 102.9%
(Cost $15,873,250)		$14,253,250
Other assets and liabilities, net — (2.9%)		(406,562)

NET ASSETS — 100.0%		$13,846,688

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
SECURITIES LENDING COLLATERAL — 3.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c)
263,774	199,477	(d)	—	—	—	5,790	—	463,251	463,251

CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b)
35,828	973,062		(742,409)	—	—	3,574	—	266,481	266,481

299,602	1,172,539		(742,409)	—	—	9,364	—	729,732	729,732

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $616,139, which is 4.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $180,599.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$13,523,518	$—	$13,523,518
Short-Term Investments (a)	729,732	—	—	729,732

TOTAL	$729,732	$13,523,518	$—	$14,253,250

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

February 28, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.3%
Basic Materials — 3.2%
Chemicals — 1.6%
Ashland LLC, 144A, 3.375%, 9/1/31	$791,000	$630,870
Avient Corp. 144A, 5.75%, 5/15/25	1,132,000	1,110,967
144A, 7.125%, 8/1/30	1,241,000	1,245,672
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	1,220,000	1,016,181
Methanex Corp., 5.125%, 10/15/27	1,277,000	1,201,440
NOVA Chemicals Corp., 144A, 4.875%, 6/1/24	1,808,000	1,773,645
Olin Corp. 5.125%, 9/15/27	909,000	865,009
5.625%, 8/1/29 (a)	1,028,000	980,584
5.00%, 2/1/30	966,000	880,134
Valvoline, Inc. 144A, 4.25%, 2/15/30 (a)	995,000	973,508
144A, 3.625%, 6/15/31	942,000	759,700

(Cost $12,018,014)		11,437,710

Iron/Steel — 0.3%
Cleveland-Cliffs, Inc. 144A, 6.75%, 3/15/26	1,496,000	1,512,636
5.875%, 6/1/27 (a)	1,036,000	1,006,660

(Cost $2,592,706)		2,519,296

Mining — 1.3%
Arconic Corp., 144A, 6.00%, 5/15/25	1,133,000	1,133,000
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 5/15/24	1,419,000	1,402,738
144A, 4.50%, 9/15/27	1,367,000	1,259,110
144A, 5.875%, 4/15/30	1,139,000	1,073,832
144A, 4.375%, 4/1/31	2,571,000	2,175,876
Nexa Resources SA 144A, 5.375%, 5/4/27	1,250,000	1,179,644
144A, 6.50%, 1/18/28	840,000	811,241

(Cost $9,544,978)		9,035,441

Communications — 15.9%

Advertising — 0.6%
Lamar Media Corp. 3.75%, 2/15/28	1,038,000	919,622
4.00%, 2/15/30	949,000	816,994
3.625%, 1/15/31	1,015,000	836,913
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 6.25%, 6/15/25	729,000	723,924
144A, 5.00%, 8/15/27	1,074,000	965,757
144A, 4.25%, 1/15/29	30,000	24,702

(Cost $4,656,189)		4,287,912

Internet — 3.0%
Gen Digital, Inc. 144A, 5.00%, 4/15/25	1,950,000	1,888,673
144A, 6.75%, 9/30/27	1,621,000	1,595,092

	Principal Amount	Value
Internet (Continued)
144A, 7.125%, 9/30/30	$1,052,000	$1,028,267
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 144A, 5.25%, 12/1/27	995,000	942,554
144A, 3.50%, 3/1/29	1,365,000	1,148,300
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	671,000	625,942
144A, 4.625%, 6/1/28	894,000	795,007
144A, 4.125%, 8/1/30	976,000	810,128
144A, 3.625%, 10/1/31	856,000	670,590
MercadoLibre, Inc. 2.375%, 1/14/26	700,000	624,050
3.125%, 1/14/31	1,205,000	930,260
Uber Technologies, Inc. 144A, 7.50%, 5/15/25	1,791,000	1,810,920
144A, 8.00%, 11/1/26	2,757,000	2,815,076
144A, 7.50%, 9/15/27	2,067,000	2,100,754
144A, 6.25%, 1/15/28	900,000	885,492
144A, 4.50%, 8/15/29	2,626,000	2,330,667
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	793,000	669,609

(Cost $22,563,070)		21,671,381

Media — 9.4%
Cable One, Inc., 144A, 4.00%, 11/15/30 (a)	1,138,000	888,357
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.50%, 5/1/26	931,000	899,397
144A, 5.125%, 5/1/27	3,452,000	3,199,892
144A, 5.00%, 2/1/28	4,377,000	3,970,814
144A, 5.375%, 6/1/29	1,502,000	1,341,061
144A, 6.375%, 9/1/29	1,593,000	1,491,120
144A, 4.75%, 3/1/30	3,358,000	2,835,394
144A, 4.50%, 8/15/30	2,877,000	2,374,215
144A, 4.25%, 2/1/31	3,187,000	2,561,073
144A, 4.75%, 2/1/32	1,314,000	1,067,165
4.50%, 5/1/32	3,074,000	2,440,318
144A, 4.50%, 6/1/33	1,926,000	1,500,291
144A, 4.25%, 1/15/34	2,013,000	1,508,859
News Corp. 144A, 3.875%, 5/15/29	1,691,000	1,450,624
144A, 5.125%, 2/15/32	876,000	778,195
Nexstar MediA, Inc. 144A, 5.625%, 7/15/27	2,911,000	2,706,320
144A, 4.75%, 11/1/28	1,857,000	1,625,191
Sirius XM Radio, Inc. 144A, 3.125%, 9/1/26	1,751,000	1,549,858
144A, 5.00%, 8/1/27	2,626,000	2,411,955
144A, 4.00%, 7/15/28	3,093,000	2,647,299
144A, 5.50%, 7/1/29	2,464,000	2,226,101
144A, 4.125%, 7/1/30	2,685,000	2,184,587
144A, 3.875%, 9/1/31	2,651,000	2,063,565
TEGNA, Inc. 144A, 4.75%, 3/15/26	890,000	846,466
4.625%, 3/15/28	1,672,000	1,490,170
5.00%, 9/15/29	1,961,000	1,748,065

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Media (Continued)
Telenet Finance Luxembourg Notes SARL, 144A, 5.50%, 3/1/28	$1,600,000	$1,502,440
Univision Communications, Inc. 144A, 5.125%, 2/15/25	2,590,000	2,524,110
144A, 6.625%, 6/1/27	2,682,000	2,557,629
144A, 4.50%, 5/1/29	1,839,000	1,552,737
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	2,215,000	1,872,074
Videotron Ltd. 144A, 5.375%, 6/15/24	895,000	886,251
144A, 5.125%, 4/15/27	1,081,000	1,011,794
144A, 3.625%, 6/15/29 (a)	916,000	772,554
Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29	2,536,000	2,300,304
144A, 4.50%, 8/15/30	1,588,000	1,315,833
VZ Secured Financing BV, 144A, 5.00%, 1/15/32	37,000	30,470
Ziggo BV, 144A, 4.875%, 1/15/30	1,678,000	1,420,533

(Cost $73,885,188)		67,553,081

Telecommunications — 2.9%
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	2,013,000	1,873,539
144A, 5.00%, 5/1/28	2,714,000	2,404,631
Hughes Satellite Systems Corp., 5.25%, 8/1/26	1,306,000	1,251,879
Millicom International Cellular SA 144A, 5.125%, 1/15/28	655,200	577,488
144A, 4.50%, 4/27/31	1,482,000	1,198,197
Sprint LLC 7.125%, 6/15/24	3,946,000	3,999,271
7.625%, 2/15/25	2,427,000	2,489,468
7.625%, 3/1/26	2,988,000	3,105,656
Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31	2,372,000	1,905,338
144A, 4.75%, 7/15/31	2,451,000	2,032,124

(Cost $21,951,360)		20,837,591

Consumer, Cyclical — 23.1%

Airlines — 1.8%
Air CanadA, 144A, 3.875%, 8/15/26	2,066,000	1,863,617
Delta Air Lines, Inc. 2.90%, 10/28/24	1,550,000	1,476,232
7.375%, 1/15/26	1,659,000	1,708,252
4.375%, 4/19/28	712,000	650,412
3.75%, 10/28/29 (a)	742,000	634,463
United Airlines, Inc. 144A, 4.375%, 4/15/26	3,783,000	3,549,766
144A, 4.625%, 4/15/29	3,387,000	3,005,645

(Cost $13,700,355)		12,888,387

Auto Manufacturers — 4.6%
Allison Transmission, Inc. 144A, 4.75%, 10/1/27	689,000	639,881
144A, 5.875%, 6/1/29	786,000	745,501

	Principal Amount	Value
Auto Manufacturers (Continued)
144A, 3.75%, 1/30/31	$1,774,000	$1,474,709
Ford Motor Co. 4.346%, 12/8/26 (a)	2,637,000	2,520,332
3.25%, 2/12/32	4,426,000	3,350,078
6.10%, 8/19/32	2,935,000	2,737,627
Ford Motor Credit Co. LLC 3.81%, 1/9/24	556,000	544,133
5.584%, 3/18/24	1,195,000	1,188,027
3.664%, 9/8/24	573,000	550,209
4.063%, 11/1/24	1,086,000	1,045,482
2.30%, 2/10/25	954,000	877,838
4.687%, 6/9/25	458,000	438,409
5.125%, 6/16/25	1,336,000	1,291,231
4.134%, 8/4/25	1,357,000	1,279,013
3.375%, 11/13/25	1,803,000	1,661,681
GMTN, 4.389%, 1/8/26	1,056,000	997,012
6.95%, 3/6/26	1,043,000	1,044,131
4.542%, 8/1/26	573,000	531,444
2.70%, 8/10/26	1,345,000	1,175,564
4.271%, 1/9/27	827,000	751,453
4.95%, 5/28/27	1,145,000	1,069,069
4.125%, 8/17/27	954,000	851,868
3.815%, 11/2/27	573,000	503,687
7.35%, 11/4/27	1,317,000	1,337,545
2.90%, 2/16/28	573,000	477,615
2.90%, 2/10/29	573,000	466,932
5.113%, 5/3/29	1,285,000	1,175,775
4.00%, 11/13/30	1,460,000	1,222,122
3.625%, 6/17/31	1,129,000	895,716

(Cost $36,630,864)		32,844,084

Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26	1,401,000	1,301,501
Clarios Global LP, 144A, 6.75%, 5/15/25	721,000	717,871
Clarios Global LP / Clarios US Finance Co., 144A, 6.25%, 5/15/26	1,603,000	1,575,148
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	1,373,000	1,416,889
5.00%, 5/31/26 (a)	1,572,000	1,514,795
4.875%, 3/15/27 (a)	1,161,000	1,078,319
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	1,877,000	1,795,144

(Cost $9,730,080)		9,399,667

Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc. 144A, 4.00%, 1/15/28	1,179,000	1,056,325
144A, 3.875%, 11/15/29	704,000	581,568
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	2,154,000	1,854,620

(Cost $3,737,388)		3,492,513

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Entertainment — 4.9%
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	$6,533,000	$6,483,008
144A, 7.00%, 2/15/30	3,400,000	3,429,495
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	1,691,000	1,689,985
CDI Escrow Issuer, Inc., 144A, 5.75%, 4/1/30	2,067,000	1,922,114
Cedar Fair LP,5.25%, 7/15/29	863,000	788,147
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	1,718,000	1,698,698
5.375%, 4/15/27	846,000	808,994
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	1,095,000	1,041,307
144A, 4.75%, 1/15/28	1,192,000	1,085,864
International Game Technology PLC 144A, 6.50%, 2/15/25	1,255,000	1,259,355
144A, 4.125%, 4/15/26	1,369,000	1,277,996
144A, 6.25%, 1/15/27	1,317,000	1,292,583
144A, 5.25%, 1/15/29	1,330,000	1,235,590
Live Nation Entertainment, Inc. 144A, 4.875%, 11/1/24	858,000	833,152
144A, 6.50%, 5/15/27	2,037,000	2,003,500
144A, 4.75%, 10/15/27	1,819,000	1,634,326
144A, 3.75%, 1/15/28	836,000	729,000
Scientific Games International, Inc., 144A, 8.625%, 7/1/25	820,000	839,024
Six Flags Entertainment Corp., 144A, 4.875%, 7/31/24	1,881,000	1,848,684
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	1,033,000	1,031,265
WMG Acquisition Corp. 144A, 3.75%, 12/1/29	1,095,000	925,410
144A, 3.875%, 7/15/30	878,000	745,510
144A, 3.00%, 2/15/31	1,284,000	1,009,075

(Cost $37,511,885)		35,612,082

Food Service — 0.8%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	1,145,000	1,111,876
144A, 6.375%, 5/1/25	2,620,000	2,606,088
144A, 5.00%, 2/1/28	2,010,000	1,851,009

(Cost $5,692,456)		5,568,973

Home Builders — 0.5%
Meritage Homes Corp. 6.00%, 6/1/25	785,000	781,947
144A, 3.875%, 4/15/29	746,000	647,908
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	917,000	879,467
144A, 5.75%, 1/15/28	728,000	686,996
144A, 5.125%, 8/1/30	923,000	814,548

(Cost $4,125,394)		3,810,866

Home Furnishings — 0.2%
Tempur Sealy International, Inc., 144A, 4.00%, 4/15/29 (Cost $1,381,421)	1,373,000	1,175,164

	Principal Amount	Value
Housewares — 0.8%
Newell Brands, Inc. 4.875%, 6/1/25	$1,106,000	$1,072,975
4.45%, 4/1/26	3,383,000	3,205,342
6.375%, 9/15/27	846,000	842,366
6.625%, 9/15/29 (a)	817,000	811,032

(Cost $6,338,802)		5,931,715

Leisure Time — 0.4%
Royal Caribbean Cruises Ltd., 144A, 11.50%, 6/1/25	2,376,000	2,532,864
Viking Cruises Ltd., 144A, 13.00%, 5/15/25	500,000	531,922

(Cost $3,068,323)		3,064,786

Lodging — 3.8%
Boyd Gaming Corp. 4.75%, 12/1/27	1,751,000	1,643,244
144A, 4.75%, 6/15/31	1,538,000	1,359,434
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	846,000	837,360
144A, 5.75%, 5/1/28	896,000	869,911
144A, 3.75%, 5/1/29	1,572,000	1,364,105
4.875%, 1/15/30	1,634,000	1,500,747
144A, 4.00%, 5/1/31	1,955,000	1,665,308
144A, 3.625%, 2/15/32	2,591,000	2,129,517
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 144A, 5.00%, 6/1/29	1,464,000	1,285,840
144A, 4.875%, 7/1/31	860,000	723,776
Las Vegas Sands Corp. 3.20%, 8/8/24	3,010,000	2,898,139
2.90%, 6/25/25	746,000	691,755
3.50%, 8/18/26	1,785,000	1,633,791
3.90%, 8/8/29	1,299,000	1,130,914
MGM Resorts International 6.75%, 5/1/25	1,319,000	1,323,475
5.75%, 6/15/25	1,281,000	1,259,168
4.625%, 9/1/26	697,000	649,590
5.50%, 4/15/27	1,184,000	1,124,245
4.75%, 10/15/28	1,313,000	1,178,100
Travel + Leisure Co. 144A, 6.625%, 7/31/26	1,075,000	1,054,875
6.00%, 4/1/27	732,000	709,462

(Cost $28,327,802)		27,032,756

Retail — 3.1%
1011778 BC ULC / New Red Finance, Inc. 144A, 3.875%, 1/15/28	2,598,000	2,313,955
144A, 4.375%, 1/15/28	1,333,000	1,192,822
144A, 3.50%, 2/15/29	1,431,000	1,219,913
Asbury Automotive Group, Inc., 4.50%, 3/1/28	697,000	624,372
Bath & Body Works, Inc., 5.25%, 2/1/28	834,000	777,530
FirstCash, Inc. 144A, 4.625%, 9/1/28	909,000	790,594
144A, 5.625%, 1/1/30	972,000	861,167
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	689,000	626,225

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Retail (Continued)
144A, 3.875%, 6/1/29	$1,468,000	$1,228,048
144A, 4.375%, 1/15/31	950,000	792,096
Murphy Oil USA, Inc. 4.75%, 9/15/29	859,000	767,727
144A, 3.75%, 2/15/31	875,000	708,895
Penske Automotive Group, Inc. 3.50%, 9/1/25	820,000	767,734
3.75%, 6/15/29	897,000	754,610
PetSmart, Inc. / PetSmart Finance Corp., 144A, 4.75%, 2/15/28	2,155,000	1,976,006
SRS Distribution, Inc., 144A, 4.625%, 7/1/28	1,136,000	995,023
Yum! Brands, Inc. 144A, 4.75%, 1/15/30	1,377,000	1,256,306
3.625%, 3/15/31	1,806,000	1,512,823
4.625%, 1/31/32	1,966,000	1,739,871
5.375%, 4/1/32	1,812,000	1,680,561

(Cost $25,030,164)		22,586,278

Toys/Games/Hobbies — 0.4%
Mattel, Inc. 144A, 3.375%, 4/1/26	971,000	892,072
144A, 5.875%, 12/15/27	1,095,000	1,070,527
144A, 3.75%, 4/1/29	1,127,000	975,988

(Cost $3,229,384)		2,938,587

Consumer, Non-cyclical — 17.5%
Agriculture — 0.3%
Darling Ingredients, Inc. 144A, 5.25%, 4/15/27	809,000	777,554
144A, 6.00%, 6/15/30	1,763,000	1,705,703

(Cost $2,594,645)		2,483,257

Commercial Services — 4.8%
ADT Security Corp., 144A, 4.125%, 8/1/29	1,876,000	1,610,977
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 4.75%, 4/1/28	900,000	799,562
144A, 5.375%, 3/1/29	1,050,000	946,218
Block, Inc. 2.75%, 6/1/26	1,893,000	1,690,943
3.50%, 6/1/31	1,728,000	1,397,701
Brink’s Co. 144A, 5.50%, 7/15/25	697,000	679,274
144A, 4.625%, 10/15/27	1,033,000	937,644
Gartner, Inc. 144A, 4.50%, 7/1/28	1,377,000	1,264,862
144A, 3.625%, 6/15/29	1,145,000	991,856
144A, 3.75%, 10/1/30	1,288,000	1,091,764
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	2,066,000	1,948,445
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.25%, 4/15/24	1,319,000	1,297,114
144A, 5.75%, 4/15/26	2,013,000	1,947,406
144A, 3.375%, 8/31/27	1,785,000	1,545,846
Service Corp. International 4.625%, 12/15/27	820,000	764,363
5.125%, 6/1/29	1,197,000	1,123,684

	Principal Amount	Value
Commercial Services (Continued)
3.375%, 8/15/30	$1,660,000	$1,350,344
4.00%, 5/15/31	1,421,000	1,201,754
United Rentals North AmericA, Inc. 5.50%, 5/15/27	836,000	820,200
3.875%, 11/15/27	1,519,000	1,402,645
4.875%, 1/15/28	2,847,000	2,716,323
5.25%, 1/15/30	1,389,000	1,310,959
4.00%, 7/15/30	1,119,000	987,792
3.875%, 2/15/31	1,721,000	1,475,027
3.75%, 1/15/32	1,589,000	1,335,411
Williams Scotsman International, Inc. 144A, 6.125%, 6/15/25	1,122,000	1,102,519
144A, 4.625%, 8/15/28	769,000	696,130

(Cost $37,334,901)		34,436,763

Cosmetics/Personal Care — 0.2%
Edgewell Personal Care Co., 144A, 5.50%, 6/1/28 (Cost $1,300,935)	1,269,000	1,186,363

Food — 3.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.25%, 3/15/26	1,333,000	1,224,703
144A, 7.50%, 3/15/26	1,125,000	1,146,092
144A, 4.625%, 1/15/27	2,443,000	2,299,144
144A, 5.875%, 2/15/28	1,214,000	1,176,311
144A, 6.50%, 2/15/28	1,313,000	1,306,330
144A, 3.50%, 3/15/29	2,380,000	2,020,025
144A, 4.875%, 2/15/30	1,706,000	1,532,548
Lamb Weston Holdings, Inc. 144A, 4.875%, 5/15/28	846,000	798,174
144A, 4.125%, 1/31/30	1,712,000	1,504,136
144A, 4.375%, 1/31/32	1,204,000	1,060,466
Performance Food Group, Inc., 144A, 5.50%, 10/15/27	1,825,000	1,732,272
Pilgrim’s Pride Corp. 144A, 5.875%, 9/30/27	1,268,000	1,242,220
4.25%, 4/15/31	84,000	70,435
Post Holdings, Inc., 144A, 5.75%, 3/1/27	791,000	770,832
US Foods, Inc. 144A, 6.25%, 4/15/25	1,818,000	1,813,766
144A, 4.75%, 2/15/29	1,536,000	1,385,725
144A, 4.625%, 6/1/30	859,000	750,987

(Cost $23,209,590)		21,834,166

Healthcare-Products — 1.0%
Avantor Funding, Inc. 144A, 4.625%, 7/15/28	2,713,000	2,496,693
144A, 3.875%, 11/1/29	1,343,000	1,163,293
Hologic, Inc. 144A, 4.625%, 2/1/28	825,000	770,039
144A, 3.25%, 2/15/29	1,633,000	1,409,696
Teleflex, Inc. 4.625%, 11/15/27	809,000	763,777
144A, 4.25%, 6/1/28	892,000	805,913

(Cost $8,176,661)		7,409,411

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Healthcare-Services — 4.7%
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	$816,000	$787,322
144A, 3.125%, 2/15/29	985,000	851,119
144A, 3.50%, 4/1/30 (a)	1,119,000	973,054
Charles River Laboratories International, Inc. 144A, 4.25%, 5/1/28	809,000	730,616
144A, 3.75%, 3/15/29	906,000	787,405
144A, 4.00%, 3/15/31	846,000	724,283
Encompass Health Corp. 4.50%, 2/1/28	1,414,000	1,299,777
4.75%, 2/1/30	1,418,000	1,255,956
4.625%, 4/1/31	714,000	611,238
IQVIA, Inc. 144A, 5.00%, 10/15/26	1,819,000	1,739,055
144A, 5.00%, 5/15/27	1,920,000	1,828,819
Molina Healthcare, Inc. 144A, 4.375%, 6/15/28	1,377,000	1,251,968
144A, 3.875%, 11/15/30	1,142,000	963,301
144A, 3.875%, 5/15/32	1,356,000	1,114,686
Tenet Healthcare Corp. 4.625%, 7/15/24	1,148,000	1,130,424
4.625%, 9/1/24	300,000	295,749
4.875%, 1/1/26	3,769,000	3,593,296
6.25%, 2/1/27	2,643,000	2,576,469
5.125%, 11/1/27	2,644,000	2,491,071
4.625%, 6/15/28	945,000	855,875
4.25%, 6/1/29	2,483,000	2,176,598
4.375%, 1/15/30	2,500,000	2,194,500
144A, 6.125%, 6/15/30	3,554,000	3,390,187

(Cost $35,854,325)		33,622,768

Household Products/Wares — 0.3%
Central Garden & Pet Co., 4.125%, 10/15/30	870,000	725,702
Spectrum Brands, Inc., 5.75%, 7/15/25	1,059,000	1,039,342

(Cost $1,847,527)		1,765,044

Pharmaceuticals — 3.2%
Jazz Securities DAC, 144A, 4.375%, 1/15/29	2,663,000	2,360,949
Organon & Co. / Organon Foreign Debt Co.-Issuer BV 144A, 4.125%, 4/30/28	3,677,000	3,248,997
144A, 5.125%, 4/30/31	3,502,000	2,976,543
Perrigo Finance Unlimited Co. 3.90%, 12/15/24	1,537,000	1,472,884
4.375%, 3/15/26	1,134,000	1,066,833
4.40%, 6/15/30	1,278,000	1,099,195
Prestige Brands, Inc. 144A, 5.125%, 1/15/28	597,000	561,345
144A, 3.75%, 4/1/31	1,077,000	876,167
Teva Pharmaceutical Finance Netherlands III BV 6.00%, 4/15/24	1,862,000	1,860,073
7.125%, 1/31/25	1,860,000	1,885,212

	Principal Amount	Value
Pharmaceuticals (Continued)
3.15%, 10/1/26	$6,159,000	$5,397,932

(Cost $24,226,220)		22,806,130

Energy — 9.8%
Oil & Gas — 5.1%
Antero Resources Corp. 144A, 7.625%, 2/1/29	820,000	826,927
144A, 5.375%, 3/1/30	970,000	884,573
Apache Corp., 4.25%, 1/15/30	1,004,000	887,866
Chesapeake Energy Corp. 144A, 5.50%, 2/1/26	746,000	731,957
144A, 5.875%, 2/1/29	900,000	841,936
144A, 6.75%, 4/15/29	1,637,000	1,587,604
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	1,761,000	1,701,240
MEG Energy Corp., 144A, 7.125%, 2/1/27	1,207,000	1,226,366
Murphy Oil Corp. 5.75%, 8/15/25	444,000	439,989
5.875%, 12/1/27	979,000	936,709
6.375%, 7/15/28	719,000	694,777
Occidental Petroleum Corp. 2.90%, 8/15/24	978,000	933,324
5.875%, 9/1/25	1,293,000	1,291,209
5.50%, 12/1/25	682,000	676,629
5.55%, 3/15/26	1,378,000	1,369,257
8.50%, 7/15/27	857,000	920,371
6.375%, 9/1/28	1,015,000	1,026,617
8.875%, 7/15/30	2,031,000	2,310,222
6.625%, 9/1/30	2,387,000	2,456,044
6.125%, 1/1/31	2,029,000	2,039,084
7.50%, 5/1/31	1,390,000	1,485,590
7.875%, 9/15/31	849,000	923,088
Range Resources Corp. 4.875%, 5/15/25	1,269,000	1,239,416
144A, 4.75%, 2/15/30 (a)	870,000	779,524
Southwestern Energy Co. 5.375%, 2/1/29	1,197,000	1,120,940
5.375%, 3/15/30	2,101,000	1,925,609
4.75%, 2/1/32	2,011,000	1,731,149
Sunoco LP / Sunoco Finance Corp. 6.00%, 4/15/27	1,095,000	1,077,151
4.50%, 5/15/29	1,465,000	1,287,170
4.50%, 4/30/30	1,300,000	1,127,750

(Cost $39,482,268)		36,480,088

Pipelines — 4.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 7.875%, 5/15/26	946,000	956,405
144A, 5.375%, 6/15/29	1,313,000	1,183,026
Buckeye Partners LP 144A, 4.125%, 3/1/25	746,000	700,132
3.95%, 12/1/26	1,084,000	959,615
4.125%, 12/1/27	717,000	621,292
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	2,482,000	2,176,165

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25 (a)	$746,000	$724,419
DT Midstream, Inc. 144A, 4.125%, 6/15/29	1,982,000	1,696,522
144A, 4.375%, 6/15/31	1,738,000	1,457,443
EnLink Midstream LLC 144A, 5.625%, 1/15/28	810,000	772,339
5.375%, 6/1/29	925,000	859,910
144A, 6.50%, 9/1/30	1,205,000	1,188,437
EnLink Midstream Partners LP 4.15%, 6/1/25	629,000	603,840
4.85%, 7/15/26	872,000	827,602
EQM Midstream Partners LP, 4.125%, 12/1/26	846,000	753,724
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	1,186,000	1,154,933
144A, 5.125%, 6/15/28	980,000	900,054
144A, 4.25%, 2/15/30	1,291,000	1,091,398
144A, 5.50%, 10/15/30	727,000	658,793
NuStar Logistics LP, 5.75%, 10/1/25	1,143,000	1,103,488
Rockies Express Pipeline LLC 144A, 3.60%, 5/15/25	689,000	637,886
144A, 4.95%, 7/15/29	961,000	836,839
Venture Global Calcasieu Pass LLC 144A, 3.875%, 8/15/29	2,389,000	2,062,770
144A, 6.25%, 1/15/30	1,650,000	1,629,499
144A, 4.125%, 8/15/31	2,122,000	1,822,533
144A, 3.875%, 11/1/33	2,189,000	1,787,209
Western Midstream Operating LP 3.35%, 2/1/25	1,090,000	1,034,256
4.65%, 7/1/26	867,000	824,578
4.50%, 3/1/28	789,000	728,100
4.75%, 8/15/28	640,000	592,681
4.30%, 2/1/30	2,160,000	1,915,785

(Cost $37,753,425)		34,261,673

Financial — 9.8%
Diversified Financial Services — 2.8%
LPL Holdings, Inc. 144A, 4.625%, 11/15/27	689,000	641,399
144A, 4.00%, 3/15/29	1,550,000	1,364,069
144A, 4.375%, 5/15/31	704,000	609,720
Navient Corp.
MTN, 6.125%, 3/25/24	1,348,000	1,339,467
5.875%, 10/25/24	896,000	874,159
6.75%, 6/25/25	975,000	962,325
NFP Corp., 144A, 4.875%, 8/15/28	946,000	828,996
OneMain Finance Corp. 6.125%, 3/15/24	1,949,000	1,923,746
6.875%, 3/15/25	2,174,000	2,133,814
3.50%, 1/15/27	1,343,000	1,129,276
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 144A, 2.875%, 10/15/26	1,965,000	1,686,324
144A, 3.625%, 3/1/29	1,282,000	1,034,510

	Principal Amount	Value
Diversified Financial Services (Continued)
144A, 3.875%, 3/1/31	$2,263,000	$1,765,755
144A, 4.00%, 10/15/33	1,466,000	1,083,422
SLM Corp. 4.20%, 10/29/25	806,000	738,935
3.125%, 11/2/26	906,000	782,576
Synchrony Financial, 7.25%, 2/2/33	1,313,000	1,263,250

(Cost $22,410,818)		20,161,743

Insurance — 0.7%
Acrisure LLC / Acrisure Finance, Inc., 144A, 4.25%, 2/15/29	1,201,000	981,997
HUB International Ltd. 144A, 7.00%, 5/1/26	2,925,000	2,877,686
144A, 5.625%, 12/1/29	939,000	807,379

(Cost $4,708,171)		4,667,062

Real Estate — 0.4%
Howard Hughes Corp. 144A, 5.375%, 8/1/28	1,285,000	1,165,893
144A, 4.125%, 2/1/29	1,217,000	1,015,175
144A, 4.375%, 2/1/31	1,119,000	912,835

(Cost $3,499,976)		3,093,903

Real Estate Investment Trusts — 4.6%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A, 5.75%, 5/15/26	1,628,000	1,500,495
HAT Holdings I LLC / HAT Holdings II LLC 144A, 6.00%, 4/15/25	673,000	646,742
144A, 3.375%, 6/15/26	1,727,000	1,499,943
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	1,751,000	1,613,782
144A, 5.25%, 3/15/28	1,396,000	1,286,477
144A, 5.00%, 7/15/28	866,000	785,739
144A, 4.875%, 9/15/29	1,751,000	1,534,112
144A, 5.25%, 7/15/30	2,352,000	2,053,625
144A, 4.50%, 2/15/31	1,919,000	1,590,654
144A, 5.625%, 7/15/32	1,050,000	909,647
iStar, Inc. 4.75%, 10/1/24	1,297,000	1,295,031
4.25%, 8/1/25	820,000	816,519
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	1,122,000	955,026
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26 (a)	861,000	766,080
3.50%, 3/15/31	30,000	20,594
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 7.50%, 6/1/25	1,219,000	1,223,752
144A, 5.875%, 10/1/28	1,287,000	1,146,211
144A, 4.875%, 5/15/29	1,313,000	1,098,546
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	1,205,000	1,108,962
144A, 4.50%, 2/15/29	1,103,000	961,114

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
RLJ Lodging Trust LP 144A, 3.75%, 7/1/26	$896,000	$811,595
144A, 4.00%, 9/15/29	841,000	694,060
SBA Communications Corp. 3.875%, 2/15/27	2,797,000	2,533,259
3.125%, 2/1/29	2,455,000	2,029,303
Starwood Property Trust, Inc. 144A, 3.75%, 12/31/24	697,000	656,726
4.75%, 3/15/25	809,000	766,818
144A, 3.625%, 7/15/26	742,000	649,857
144A, 4.375%, 1/15/27	911,000	790,316
XHR LP 144A, 6.375%, 8/15/25	746,000	724,277
144A, 4.875%, 6/1/29	892,000	762,767

(Cost $35,627,613)		33,232,029

Venture Capital — 1.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24	2,188,000	2,128,421
6.375%, 12/15/25	1,313,000	1,297,178
6.25%, 5/15/26	2,111,000	2,050,214
5.25%, 5/15/27	2,496,000	2,311,467
4.375%, 2/1/29	1,272,000	1,100,201

(Cost $8,995,835)		8,887,481

Industrial — 10.1%
Aerospace/Defense — 3.6%
Howmet Aerospace, Inc. 5.125%, 10/1/24	2,123,000	2,101,558
6.875%, 5/1/25	1,155,000	1,176,321
3.00%, 1/15/29	1,144,000	983,503
Rolls-Royce PLC 144A, 3.625%, 10/14/25	1,770,000	1,646,100
144A, 5.75%, 10/15/27	1,788,000	1,727,950
TransDigm, Inc. 144A, 8.00%, 12/15/25	2,121,000	2,169,635
144A, 6.25%, 3/15/26	7,617,000	7,525,916
6.375%, 6/15/26	1,750,000	1,699,010
5.50%, 11/15/27	4,856,000	4,477,999
4.625%, 1/15/29	1,900,000	1,634,774
Triumph Group, Inc., 144A, 8.875%, 6/1/24	983,000	1,027,077

(Cost $26,911,469)		26,169,843

Building Materials — 1.1%
Builders FirstSource, Inc. 144A, 5.00%, 3/1/30	957,000	863,178
144A, 4.25%, 2/1/32	2,316,000	1,946,671
144A, 6.375%, 6/15/32	1,226,000	1,178,442
Standard Industries, Inc. 144A, 5.00%, 2/15/27	1,463,000	1,353,142
144A, 4.75%, 1/15/28	1,722,000	1,548,403
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	1,205,000	1,109,944

(Cost $8,492,807)		7,999,780

	Principal Amount	Value
Electrical Components & Equipment — 0.7%
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	$2,497,000	$2,525,428
144A, 7.25%, 6/15/28	2,376,000	2,409,599

(Cost $5,037,325)		4,935,027

Electronics — 0.8%
Sensata Technologies BV 144A, 5.625%, 11/1/24	637,000	630,896
144A, 5.00%, 10/1/25	1,144,000	1,114,032
144A, 4.00%, 4/15/29	1,887,000	1,666,400
144A, 5.875%, 9/1/30	846,000	803,198
Sensata Technologies, Inc. 144A, 4.375%, 2/15/30	831,000	736,013
144A, 3.75%, 2/15/31	1,258,000	1,049,889

(Cost $6,670,680)		6,000,428

Environmental Control — 0.9%
Clean Harbors, Inc., 144A, 6.375%, 2/1/31	861,000	855,989
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	809,000	775,208
144A, 3.75%, 8/1/25	1,319,000	1,242,940
144A, 5.125%, 12/15/26	896,000	858,712
144A, 3.50%, 9/1/28	1,289,000	1,127,617
Stericycle, Inc. 144A, 5.375%, 7/15/24	1,033,000	1,018,078
144A, 3.875%, 1/15/29	860,000	738,045

(Cost $7,043,675)		6,616,589

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc., 5.75%, 6/15/25 (Cost $809,785)	797,000	787,886

Packaging & Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A, 6.00%, 6/15/27	955,000	925,271
144A, 3.25%, 9/1/28	1,168,000	981,697
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A, 5.25%, 4/30/25	1,044,000	1,010,331
Ball Corp. 5.25%, 7/1/25	1,841,000	1,809,641
4.875%, 3/15/26	1,119,000	1,082,369
6.875%, 3/15/28	1,371,000	1,385,944
2.875%, 8/15/30	2,261,000	1,807,104
3.125%, 9/15/31	1,563,000	1,253,237
Berry Global, Inc., 144A, 5.625%, 7/15/27	969,000	933,724
Crown Americas LLC, 5.25%, 4/1/30 (a)	861,000	802,153
Graphic Packaging International LLC 144A, 3.50%, 3/15/28	801,000	701,532
144A, 3.75%, 2/1/30	670,000	571,661
OI European Group BV, 144A, 4.75%, 2/15/30	670,000	596,967
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	1,793,000	1,565,737

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Packaging & Containers (Continued)
Sealed Air Corp. 144A, 5.125%, 12/1/24	$599,000	$589,081
144A, 5.50%, 9/15/25	647,000	637,295
144A, 4.00%, 12/1/27	919,000	821,197
144A, 5.00%, 4/15/29	634,000	584,973
Silgan Holdings, Inc., 4.125%, 2/1/28	1,027,000	939,859

(Cost $20,658,633)		18,999,773

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC, 144A, 6.50%, 10/1/25 (Cost $1,113,975)	1,150,000	1,126,891

Technology — 5.5%
Computers — 1.5%
NCR Corp. 144A, 5.75%, 9/1/27	826,000	801,288
144A, 6.125%, 9/1/29	912,000	888,156
Presidio Holdings, Inc., 144A, 4.875%, 2/1/27	873,000	795,961
Seagate HDD Cayman 4.875%, 3/1/24	996,000	982,454
4.75%, 1/1/25	815,000	787,706
4.875%, 6/1/27	932,000	878,457
4.091%, 6/1/29	831,000	717,735
Western Digital Corp. 4.75%, 2/15/26	3,958,000	3,740,706
2.85%, 2/1/29	918,000	722,457
3.10%, 2/1/32	895,000	645,633

(Cost $11,338,853)		10,960,553

Semiconductors — 0.9%
Entegris Escrow Corp. 144A, 4.75%, 4/15/29	2,801,000	2,549,031
144A, 5.95%, 6/15/30	1,581,000	1,472,463
Entegris, Inc. 144A, 4.375%, 4/15/28	689,000	609,771
144A, 3.625%, 5/1/29 (a)	689,000	571,946
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	1,222,000	1,075,122

(Cost $6,499,428)		6,278,333

Software — 3.1%
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/28	1,598,000	1,375,701
Fair Isaac Corp. 144A, 5.25%, 5/15/26	847,000	824,605
144A, 4.00%, 6/15/28	1,481,000	1,346,348
MSCI, Inc. 144A, 4.00%, 11/15/29	1,905,000	1,685,735
144A, 3.625%, 9/1/30	1,459,000	1,243,287
144A, 3.875%, 2/15/31	1,801,000	1,552,822
144A, 3.625%, 11/1/31	1,068,000	894,124
144A, 3.25%, 8/15/33	1,199,000	946,796
Open Text Corp. 144A, 6.90%, 12/1/27	202,000	204,202
144A, 3.875%, 2/15/28	1,550,000	1,337,805
144A, 3.875%, 12/1/29	1,480,000	1,210,225
Open Text Holdings, Inc. 144A, 4.125%, 2/15/30	1,535,000	1,265,576

	Principal Amount	Value
Software (Continued)
144A, 4.125%, 12/1/31	$1,119,000	$891,519
PTC, Inc. 144A, 3.625%, 2/15/25	861,000	819,642
144A, 4.00%, 2/15/28	865,000	786,545
ROBLOX Corp., 144A, 3.875%, 5/1/30	1,726,000	1,420,515
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	3,458,000	3,257,444
Twilio, Inc. 3.625%, 3/15/29	939,000	789,739
3.875%, 3/15/31	799,000	655,040

(Cost $25,044,071)		22,507,670

Utilities — 3.4%
Electric — 3.1%
Calpine Corp. 144A, 5.25%, 6/1/26	786,000	754,248
144A, 4.50%, 2/15/28	2,089,000	1,882,300
144A, 3.75%, 3/1/31	1,649,000	1,340,459
Clearway Energy Operating LLC 144A, 4.75%, 3/15/28	1,389,000	1,276,179
144A, 3.75%, 2/15/31	1,640,000	1,325,899
DPL, Inc., 4.125%, 7/1/25	727,000	682,737
FirstEnergy Corp.
Series B, 4.15%, 7/15/27	2,457,000	2,294,580
2.65%, 3/1/30	1,129,000	937,307
Series B, 2.25%, 9/1/30	789,000	629,977
NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24	1,434,000	1,387,237
144A, 3.875%, 10/15/26	912,000	826,363
144A, 4.50%, 9/15/27	870,000	794,849
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	1,919,000	1,834,839
144A, 5.625%, 2/15/27	2,239,000	2,124,166
144A, 5.00%, 7/31/27	2,259,000	2,104,157
144A, 4.375%, 5/1/29	2,180,000	1,885,577

(Cost $24,031,171)		22,080,874

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	1,372,000	1,342,611
5.50%, 5/20/25	1,206,000	1,147,679

(Cost $2,525,428)		2,490,290

TOTAL CORPORATE BONDS
(Cost $758,916,033)		706,970,088

	Number of Shares
SECURITIES LENDING COLLATERAL — 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c) (Cost $12,621,919)	12,621,919	12,621,919

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Number of Shares	Value
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b)
(Cost $5,136,544)	$5,136,544	$5,136,544

TOTAL INVESTMENTS — 100.7% (Cost $776,674,496)		$724,728,551
Other assets and liabilities, net — (0.7%)		(5,274,014)

NET ASSETS — 100.0%		$719,454,537

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
CORPORATE BONDS — 0.0%
Financial — 0.0%
Deutsche Bank AG, 5.882%, 7/08/31 (d)
1,552,065	—		(1,467,170)	(398,114)	313,219	15,533	—	—	—
Deutsche Bank AG, 3.729%, 1/14/32 (d)
3,038,749	—		(2,883,343)	(973,927)	818,521	24,591	—	—	—
Deutsche Bank AG, 3.742%, 1/07/33 (d)
2,794,732	46,341		(2,703,931)	(903,636)	766,494	24,328	—	—	—

SECURITIES LENDING COLLATERAL — 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c)
9,125,075	3,496,844	(e)	—	—	—	94,983	—	12,621,919	12,621,919

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b)
10,573,885	65,991,983		(71,429,324)	—	—	129,915	—	5,136,544	5,136,544

27,084,506	69,535,168		(78,483,768)	(2,275,677)	1,898,234	289,350	—	17,758,463	17,758,463

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $12,173,331, which is 1.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$706,970,088	$—	$706,970,088
Short-Term Investments (a)	17,758,463	—	—	17,758,463

TOTAL	$17,758,463	$706,970,088	$—	$724,728,551

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 98.9%
Xtrackers High Beta High Yield Bond ETF (a)(b)	24,823	$981,313
Xtrackers USD High Yield Corporate Bond ETF (b)	1,259,049	42,996,523

TOTAL EXCHANGE-TRADED FUNDS (Cost $48,462,184)		43,977,836

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (c)(d) (Cost $40,500)	40,500	40,500

CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series “Institutional Shares”, 4.51% (c) (Cost $480,896)	480,896	480,896

TOTAL INVESTMENTS — 100.1% (Cost $48,983,580)		$44,499,232
Other assets and liabilities, net — (0.1%)		(43,689)

NET ASSETS — 100.0%		$44,455,543

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
EXCHANGE-TRADED FUNDS — 98.9%
Xtrackers High Beta High Yield Bond ETF (b)
1,090,918	36,451		(144,949)	(6,740)	5,633	39,071	—	24,823	981,313

Xtrackers USD High Yield Corporate Bond ETF (b)
48,129,309	1,612,879		(6,752,957)	(263,746)	271,038	1,351,080	—	1,259,049	42,996,523

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (c)(d)
—	40,500	(e)	—	—	—	1,006	—	40,500	40,500

CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series “Institutional Shares”, 4.51% (c)
374,305	447,743		(341,152)	—	—	6,881	—	480,896	480,896

49,594,532	2,137,573		(7,239,058)	(270,486)	276,671	1,398,038	—	1,805,268	44,499,232

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $39,532, which is 0.1% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF (Continued)

February 28, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$43,977,836	$—	$—	$43,977,836
Short-Term Investments (a)	521,396	—	—	521,396

TOTAL	$44,499,232	$—	$—	$44,499,232

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

February 28, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.3%
Basic Materials — 4.1%
Chemicals — 1.4%
Avient Corp., 144A, 5.75%, 5/15/25	$150,000	$147,213
Chemours Co., 5.375%, 5/15/27 (a)	75,000	68,389
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	138,000	121,534
Methanex Corp., 5.125%, 10/15/27	100,000	94,083
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24	178,000	174,618
144A, 5.00%, 5/1/25	97,000	92,587
144A, 5.25%, 6/1/27	179,000	161,342
Olin Corp., 5.125%, 9/15/27	167,000	158,918

(Cost $1,047,410)		1,018,684

Iron/Steel — 0.7%
Cleveland-Cliffs, Inc. 144A, 6.75%, 3/15/26	155,000	156,724
5.875%, 6/1/27 (a)	100,000	97,168
Mineral Resources Ltd. 144A, 8.125%, 5/1/27	170,000	169,878
144A, 8.00%, 11/1/27	116,000	115,524

(Cost $548,789)		539,294

Mining — 2.0%
Arconic Corp. 144A, 6.00%, 5/15/25	169,000	169,000
144A, 6.125%, 2/15/28	120,000	118,636
First Quantum Minerals Ltd. 144A, 6.50%, 3/1/24	6,000	5,946
144A, 7.50%, 4/1/25	276,000	267,965
144A, 6.875%, 3/1/26	194,000	185,270
144A, 6.875%, 10/15/27	250,000	234,775
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 5/15/24	137,000	135,430
144A, 4.50%, 9/15/27	100,000	92,107
Hudbay Minerals, Inc., 144A, 4.50%, 4/1/26	85,000	76,403
Nexa Resources SA 144A, 5.375%, 5/4/27	128,000	120,796
144A, 6.50%, 1/18/28	111,000	107,200

(Cost $1,545,204)		1,513,528

Communications — 17.9%
Advertising — 0.7%
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/27	214,000	191,199
CMG Media Corp., 144A, 8.875%, 12/15/27	182,000	122,662
Lamar Media Corp., 3.75%, 2/15/28	100,000	88,596
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 6.25%, 6/15/25	65,000	64,547
144A, 5.00%, 8/15/27	119,000	107,007

(Cost $593,522)		574,011

	Principal Amount	Value
Internet — 1.8%
Gen Digital, Inc. 144A, 5.00%, 4/15/25	$160,000	$154,968
144A, 6.75%, 9/30/27	152,000	149,571
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144A, 5.25%, 12/1/27	100,000	94,729
Match Group Holdings II LLC, 144A, 5.00%, 12/15/27	50,000	46,642
MercadoLibre, Inc., 2.375%, 1/14/26	50,000	44,575
Rakuten Group, Inc., 144A, 10.25%, 11/30/24	165,000	165,627
Uber Technologies, Inc. 144A, 7.50%, 5/15/25	225,000	227,503
144A, 8.00%, 11/1/26	244,000	249,140
144A, 7.50%, 9/15/27	176,000	178,874
144A, 6.25%, 1/15/28	80,000	78,710

(Cost $1,395,078)		1,390,339

Media — 8.1%
Altice Financing SA, 144A, 5.00%, 1/15/28	200,000	166,156
AMC Networks, Inc. 5.00%, 4/1/24	68,000	67,733
4.75%, 8/1/25	160,000	151,468
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.50%, 5/1/26	100,000	96,606
144A, 5.125%, 5/1/27	599,000	555,254
144A, 5.00%, 2/1/28	420,000	381,024
CSC Holdings LLC 5.25%, 6/1/24	142,000	137,717
144A, 5.50%, 4/15/27	237,000	206,432
144A, 5.375%, 2/1/28	170,000	141,950
DISH DBS Corp. 5.00%, 3/15/23	209,000	208,666
5.875%, 11/15/24	390,000	364,295
7.75%, 7/1/26	312,000	242,504
144A, 5.25%, 12/1/26	505,000	423,884
DISH Network Corp., 144A, 11.75%, 11/15/27	615,000	624,167
Gray Television, Inc. 144A, 5.875%, 7/15/26	143,000	129,301
144A, 7.00%, 5/15/27	127,000	114,773
iHeartCommunications, Inc. 6.375%, 5/1/26	162,000	152,886
8.375%, 5/1/27	226,000	199,106
144A, 5.25%, 8/15/27	101,000	87,999
144A, 4.75%, 1/15/28	50,000	42,101
Nexstar Media, Inc., 144A, 5.625%, 7/15/27	295,000	274,258
Sirius XM Radio, Inc. 144A, 3.125%, 9/1/26	270,000	238,984
144A, 5.00%, 8/1/27	168,000	154,306
TEGNA, Inc., 144A, 4.75%, 3/15/26	102,000	97,011
Univision Communications, Inc. 144A, 5.125%, 2/15/25	250,000	243,640
144A, 6.625%, 6/1/27	244,000	232,685

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Media (Continued)
UPC Holding BV, 144A, 5.50%, 1/15/28	$100,000	$88,090
Videotron Ltd. 144A, 5.375%, 6/15/24	121,000	119,817
144A, 5.125%, 4/15/27	80,000	74,878
Ziggo Bond Co. BV, 144A, 6.00%, 1/15/27	106,000	98,683

(Cost $6,525,605)		6,116,374

Telecommunications — 7.3%
Altice France Holding SA 144A, 10.50%, 5/15/27	289,000	238,954
144A, 6.00%, 2/15/28	170,000	117,062
Altice France SA 144A, 8.125%, 2/1/27	259,000	242,025
144A, 5.50%, 1/15/28	235,000	193,807
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	225,000	204,068
CommScope Technologies LLC 144A, 6.00%, 6/15/25	215,000	206,301
144A, 5.00%, 3/15/27	118,000	90,016
CommScope, Inc. 144A, 6.00%, 3/1/26	268,000	258,492
144A, 8.25%, 3/1/27	192,000	163,722
Frontier Communications Holdings LLC, 144A, 5.875%, 10/15/27	188,000	174,975
Hughes Satellite Systems Corp. 5.25%, 8/1/26	150,000	143,784
6.625%, 8/1/26 (a)	126,000	118,735
Iliad Holding SASU, 144A, 6.50%, 10/15/26	221,000	206,746
Level 3 Financing, Inc. 144A, 3.40%, 3/1/27	127,000	106,946
144A, 4.625%, 9/15/27	186,000	138,053
Lumen Technologies, Inc. 144A, 5.125%, 12/15/26	120,000	88,013
144A, 4.00%, 2/15/27	204,000	156,866
Millicom International Cellular SA, 144A, 5.125%, 1/15/28	65,700	57,907
Sable International Finance Ltd., 144A, 5.75%, 9/7/27	84,000	77,424
Sprint LLC 7.875%, 9/15/23	714,000	721,230
7.125%, 6/15/24	550,000	557,425
7.625%, 2/15/25	120,000	123,089
7.625%, 3/1/26	315,000	327,403
Telecom Italia SpA, 144A, 5.303%, 5/30/24	259,000	252,455
VEON Holdings BV, 144A, 4.95%, 6/16/24	113,000	100,501
Viasat, Inc. 144A, 5.625%, 9/15/25	236,000	218,737
144A, 5.625%, 4/15/27	14,000	12,786
Zayo Group Holdings, Inc., 144A, 4.00%, 3/1/27	256,000	197,376

(Cost $5,832,466)		5,494,898

	Principal Amount	Value
Consumer, Cyclical — 25.6%
Airlines — 2.5%
Air Canada, 144A, 3.875%, 8/15/26	$203,000	$183,114
American Airlines Group, Inc., 144A, 3.75%, 3/1/25	85,000	77,675
American Airlines, Inc. 144A, 11.75%, 7/15/25	480,000	526,240
144A, 7.25%, 2/15/28	90,000	88,119
Delta Air Lines, Inc. 2.90%, 10/28/24	140,000	133,337
7.375%, 1/15/26	122,000	125,622
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	201,252	187,260
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 144A, 8.00%, 9/20/25	150,000	150,863
144A, 8.00%, 9/20/25	70,000	70,367
United Airlines, Inc., 144A, 4.375%, 4/15/26	385,000	361,264

(Cost $2,007,301)		1,903,861

Apparel — 0.2%
Hanesbrands, Inc., 144A, 4.875%, 5/15/26 (Cost $183,839)	177,000	163,631

Auto Manufacturers — 3.6%
Allison Transmission, Inc., 144A, 4.75%, 10/1/27	61,000	56,651
Aston Martin Capital Holdings Ltd., 144A, 10.50%, 11/30/25	180,000	179,763
Ford Motor Co., 4.346%, 12/8/26 (a)	300,000	286,727
Ford Motor Credit Co. LLC 5.584%, 3/18/24	130,000	129,242
3.664%, 9/8/24	213,000	204,528
4.063%, 11/1/24	215,000	206,979
2.30%, 2/10/25	161,000	148,147
4.687%, 6/9/25	97,000	92,851
5.125%, 6/16/25	186,000	179,767
4.134%, 8/4/25	125,000	117,816
3.375%, 11/13/25	210,000	193,540
GMTN, 4.389%, 1/8/26	180,000	169,945
4.542%, 8/1/26	82,000	76,053
2.70%, 8/10/26	151,000	131,978
4.271%, 1/9/27	113,000	102,677
4.95%, 5/28/27	159,000	148,456
4.125%, 8/17/27	107,000	95,545
3.815%, 11/2/27	35,000	30,766
7.35%, 11/4/27	128,000	129,997
2.90%, 2/16/28	50,000	41,677

(Cost $2,853,207)		2,723,105

Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26	134,000	124,483
American Axle & Manufacturing, Inc., 6.50%, 4/1/27 (a)	111,000	102,723

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Auto Parts & Equipment (Continued)
Clarios Global LP, 144A, 6.75%, 5/15/25	$66,000	$65,713
Clarios Global LP / Clarios US Finance Co. 144A, 6.25%, 5/15/26	187,000	183,751
144A, 8.50%, 5/15/27	331,000	329,361
Dana, Inc., 5.375%, 11/15/27	46,000	42,493
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	143,000	147,571
5.00%, 5/31/26 (a)	152,000	146,469
4.875%, 3/15/27 (a)	118,000	109,597
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	182,000	174,063

(Cost $1,476,574)		1,426,224

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc., 144A, 4.00%, 1/15/28 (Cost $104,078)	115,000	103,034

Entertainment — 4.3%
AMC Entertainment Holdings, Inc., 144A, 10.00%, 6/15/26	247,000	127,823
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	497,000	493,197
144A, 8.125%, 7/1/27 (a)	325,000	328,347
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	169,000	168,899
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	192,000	189,843
5.375%, 4/15/27	97,000	92,757
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	102,000	96,998
144A, 4.75%, 1/15/28	120,000	109,315
Cinemark USA, Inc., 144A, 5.875%, 3/15/26	78,000	71,196
International Game Technology PLC 144A, 6.50%, 2/15/25	108,000	108,375
144A, 4.125%, 4/15/26	127,000	118,558
144A, 6.25%, 1/15/27	143,000	140,349
Live Nation Entertainment, Inc. 144A, 4.875%, 11/1/24	137,000	133,032
144A, 6.50%, 5/15/27	163,000	160,319
144A, 4.75%, 10/15/27	175,000	157,233
144A, 3.75%, 1/15/28	80,000	69,761
Mohegan Tribal Gaming Authority, 144A, 8.00%, 2/1/26	224,000	210,058
Penn Entertainment, Inc., 144A, 5.625%, 1/15/27	68,000	63,124
Scientific Games International, Inc., 144A, 8.625%, 7/1/25	102,000	104,366
Six Flags Entertainment Corp. 144A, 4.875%, 7/31/24	195,000	191,650
144A, 5.50%, 4/15/27 (a)	56,000	52,693

	Principal Amount	Value
Entertainment (Continued)
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	$100,000	$99,832

(Cost $3,461,831)		3,287,725

Food Service — 0.8%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	50,000	48,554
144A, 6.375%, 5/1/25	434,000	431,695
144A, 5.00%, 2/1/28	150,000	138,135

(Cost $627,557)		618,384

Home Builders — 0.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A, 6.25%, 9/15/27	90,000	78,586
Mattamy Group Corp., 144A, 5.25%, 12/15/27	97,000	86,740
Meritage Homes Corp., 6.00%, 6/1/25	78,000	77,697
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	85,000	81,521
144A, 5.75%, 1/15/28	80,000	75,494

(Cost $404,876)		400,038

Housewares — 0.7%
Newell Brands, Inc. 4.875%, 6/1/25	68,000	65,970
4.45%, 4/1/26	346,000	327,830
6.375%, 9/15/27	125,000	124,463

(Cost $560,324)		518,263

Leisure Time — 4.0%
Carnival Corp. 144A, 10.50%, 2/1/26	140,000	145,116
144A, 7.625%, 3/1/26	289,000	260,606
144A, 5.75%, 3/1/27	619,000	508,310
144A, 9.875%, 8/1/27	93,000	94,774
Life Time, Inc. 144A, 5.75%, 1/15/26	176,000	169,220
144A, 8.00%, 4/15/26	80,000	77,158
NCL Corp. Ltd. 144A, 3.625%, 12/15/24	94,000	88,360
144A, 5.875%, 3/15/26	257,000	222,608
144A, 5.875%, 2/15/27	197,000	182,907
144A, 8.375%, 2/1/28	60,000	61,181
Royal Caribbean Cruises Ltd. 144A, 11.50%, 6/1/25	251,000	267,571
144A, 4.25%, 7/1/26	194,000	170,404
144A, 5.50%, 8/31/26	169,000	153,138
144A, 5.375%, 7/15/27	134,000	117,847
144A, 11.625%, 8/15/27	192,000	205,046
Viking Cruises Ltd. 144A, 13.00%, 5/15/25	152,000	161,704
144A, 5.875%, 9/15/27	139,000	119,369

(Cost $3,167,961)		3,005,319

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Lodging — 3.8%
Boyd Gaming Corp., 4.75%, 12/1/27 (a)	$156,000	$146,400
Hilton Domestic Operating Co., Inc., 144A, 5.375%, 5/1/25	81,000	80,173
Las Vegas Sands Corp. 3.20%, 8/8/24	313,000	301,368
2.90%, 6/25/25	100,000	92,729
3.50%, 8/18/26	180,000	164,752
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25	200,000	186,750
144A, 5.25%, 4/26/26	85,000	76,694
144A, 5.625%, 7/17/27	100,000	88,509
MGM Resorts International 6.00%, 3/15/23	222,000	222,200
6.75%, 5/1/25	181,000	181,614
5.75%, 6/15/25	101,000	99,279
4.625%, 9/1/26	78,000	72,694
5.50%, 4/15/27	101,000	95,903
Station Casinos LLC, 144A, 4.50%, 2/15/28	100,000	88,057
Studio City Finance Ltd. 144A, 6.00%, 7/15/25	80,000	72,164
144A, 6.50%, 1/15/28	90,000	76,532
Travel + Leisure Co. 3.90%, 3/1/23	88,000	88,000
144A, 6.625%, 7/31/26	110,000	107,941
6.00%, 4/1/27	73,000	70,752
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 4.25%, 5/30/23	109,000	108,773
144A, 5.50%, 3/1/25	295,000	287,217
144A, 5.25%, 5/15/27 (a)	153,000	142,662

(Cost $2,891,055)		2,851,163

Retail — 2.9%
1011778 BC ULC / New Red Finance, Inc. 144A, 3.875%, 1/15/28	282,000	251,168
144A, 4.375%, 1/15/28	140,000	125,278
Bath & Body Works, Inc., 5.25%, 2/1/28	80,000	74,583
Carvana Co. 144A, 5.625%, 10/1/25	92,000	57,137
144A, 5.50%, 4/15/27	101,000	51,618
eG Global Finance PLC 144A, 6.75%, 2/7/25	110,000	99,407
144A, 8.50%, 10/30/25	133,000	119,893
Ferrellgas LP / Ferrellgas Finance Corp., 144A, 5.375%, 4/1/26	110,000	99,146
Lithia Motors, Inc., 144A, 4.625%, 12/15/27	75,000	68,167
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	186,000	179,680
Penske Automotive Group, Inc., 3.50%, 9/1/25	70,000	65,538
PetSmart, Inc. / PetSmart Finance Corp., 144A, 4.75%, 2/15/28	210,000	192,557

	Principal Amount	Value
Retail (Continued)
QVC, Inc. 4.85%, 4/1/24	$116,000	$109,119
4.45%, 2/15/25	138,000	111,768
4.75%, 2/15/27	74,000	47,459
Rite Aid Corp., 144A, 8.00%, 11/15/26	144,000	76,478
Staples, Inc. 144A, 7.50%, 4/15/26	349,000	311,001
144A, 10.75%, 4/15/27 (a)	170,000	130,374

(Cost $2,447,227)		2,170,371

Toys/Games/Hobbies — 0.3%
Mattel, Inc. 144A, 3.375%, 4/1/26	102,000	93,709
144A, 5.875%, 12/15/27	110,000	107,541

(Cost $211,494)		201,250

Consumer, Non-cyclical — 14.8%
Agriculture — 0.2%
Darling Ingredients, Inc., 144A, 5.25%, 4/15/27	60,000	57,668
Vector Group Ltd., 144A, 10.50%, 11/1/26	94,000	94,308

(Cost $153,838)		151,976

Commercial Services — 4.4%
ADT Security Corp., 4.125%, 6/15/23	118,000	117,399
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	355,000	337,557
144A, 9.75%, 7/15/27	177,000	162,635
APX Group, Inc., 144A, 6.75%, 2/15/27	132,000	126,892
Block, Inc., 2.75%, 6/1/26	169,000	150,961
Brink’s Co. 144A, 5.50%, 7/15/25	60,000	58,474
144A, 4.625%, 10/15/27	100,000	90,769
Garda World Security Corp. 144A, 4.625%, 2/15/27	96,000	85,602
144A, 9.50%, 11/1/27	107,000	102,969
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	203,000	191,449
Hertz Corp., 144A, 4.625%, 12/1/26	85,000	75,790
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.25%, 4/15/24	112,000	110,142
144A, 5.75%, 4/15/26	243,000	235,082
144A, 3.375%, 8/31/27	186,000	161,080
144A, 6.25%, 1/15/28	214,000	198,621
Sabre GLBL, Inc. 144A, 9.25%, 4/15/25	70,000	68,972
144A, 7.375%, 9/1/25	240,000	224,958
144A, 11.25%, 12/15/27	85,000	84,999
Service Corp. International, 4.625%, 12/15/27	100,000	93,215

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
Sotheby’s, 144A, 7.375%, 10/15/27 (a)	$128,000	$120,868
United Rentals North America, Inc. 5.50%, 5/15/27	110,000	107,921
3.875%, 11/15/27	70,000	64,638
4.875%, 1/15/28	332,000	316,761
Williams Scotsman International, Inc., 144A, 6.125%, 6/15/25	70,000	68,785

(Cost $3,499,952)		3,356,539

Cosmetics/Personal Care — 0.3%
Coty, Inc. 144A, 5.00%, 4/15/26	149,000	141,901
144A, 6.50%, 4/15/26	93,000	91,233

(Cost $244,547)		233,134

Food — 2.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.25%, 3/15/26	127,000	116,682
144A, 7.50%, 3/15/26	102,000	103,912
144A, 4.625%, 1/15/27	211,000	198,575
144A, 5.875%, 2/15/28	150,000	145,343
144A, 6.50%, 2/15/28	130,000	129,340
B&G Foods, Inc. 5.25%, 4/1/25	169,000	152,329
5.25%, 9/15/27	95,000	76,654
Performance Food Group, Inc., 144A, 5.50%, 10/15/27	161,000	152,820
Pilgrim’s Pride Corp., 144A, 5.875%, 9/30/27	189,000	185,157
Post Holdings, Inc. 144A, 5.75%, 3/1/27	108,000	105,246
144A, 5.625%, 1/15/28	150,000	143,386
Sigma Holdco BV, 144A, 7.875%, 5/15/26	75,000	59,834
US Foods, Inc., 144A, 6.25%, 4/15/25	152,000	151,646

(Cost $1,778,878)		1,720,924

Healthcare-Products — 0.2%
Hologic, Inc., 144A, 4.625%, 2/1/28	70,000	65,337
Teleflex, Inc., 4.625%, 11/15/27	80,000	75,528

(Cost $141,921)		140,865

Healthcare-Services — 4.1%
Catalent Pharma Solutions, Inc., 144A, 5.00%, 7/15/27	115,000	110,958
CHS/Community Health Systems, Inc. 144A, 8.00%, 3/15/26	359,000	350,466
144A, 5.625%, 3/15/27	329,000	289,104
144A, 8.00%, 12/15/27	130,000	126,231
Encompass Health Corp., 4.50%, 2/1/28	130,000	119,499
Envision Healthcare Corp., 144A, 8.75%, 10/15/26	165,000	38,811

	Principal Amount	Value
Healthcare-Services (Continued)
IQVIA, Inc. 144A, 5.00%, 10/15/26	$155,000	$148,188
144A, 5.00%, 5/15/27	217,000	206,695
Legacy LifePoint Health LLC 144A, 6.75%, 4/15/25	76,000	72,712
144A, 4.375%, 2/15/27	84,000	70,980
ModivCare, Inc., 144A, 5.875%, 11/15/25	87,000	81,722
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	247,000	210,490
Select Medical Corp., 144A, 6.25%, 8/15/26	207,000	197,922
Tenet Healthcare Corp. 4.625%, 7/15/24	90,000	88,622
4.625%, 9/1/24	131,000	129,144
4.875%, 1/1/26	368,000	350,844
6.25%, 2/1/27	280,000	272,952
5.125%, 11/1/27	250,000	235,540

(Cost $3,258,458)		3,100,880

Household Products/Wares — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25 (Cost $59,168)	60,000	58,886

Pharmaceuticals — 3.2%
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	130,000	97,338
144A, 8.50%, 1/31/27	116,000	61,152
Bausch Health Cos., Inc. 144A, 5.50%, 11/1/25	296,000	257,763
144A, 9.00%, 12/15/25	160,000	126,892
144A, 6.125%, 2/1/27	177,000	122,333
144A, 5.75%, 8/15/27	79,000	52,518
144A, 5.00%, 1/30/28	75,000	32,415
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	100,000	88,566
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A, 7.875%, 9/1/25	100,000	96,344
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A, 10.00%, 4/15/25	94,000	84,265
Perrigo Finance Unlimited Co. 3.90%, 12/15/24	120,000	114,994
4.375%, 3/15/26	125,000	117,596
Prestige Brands, Inc., 144A, 5.125%, 1/15/28	42,000	39,492
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23	200,000	197,940
6.00%, 4/15/24	230,000	229,762
7.125%, 1/31/25	171,000	173,318
3.15%, 10/1/26	617,000	540,757

(Cost $2,710,869)		2,433,445

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Energy — 9.6%
Oil & Gas — 4.3%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 7.00%, 11/1/26	$102,000	$99,096
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	108,000	112,082
Chesapeake Energy Corp., 144A, 5.50%, 2/1/26	85,000	83,400
Crescent Energy Finance LLC 144A, 7.25%, 5/1/26	120,000	111,164
144A, 9.25%, 2/15/28	70,000	68,332
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	167,000	161,333
CVR Energy, Inc. 144A, 5.25%, 2/15/25	108,000	103,797
144A, 5.75%, 2/15/28	55,000	48,866
Energean PLC, 144A, 6.50%, 4/30/27	100,000	92,900
Kosmos Energy Ltd. 144A, 7.125%, 4/4/26	100,000	90,107
144A, 7.75%, 5/1/27	85,000	74,658
Leviathan Bond Ltd. 144A, REGS, 6.125%, 6/30/25	102,000	99,450
144A, REGS, 6.50%, 6/30/27	108,000	103,356
MEG Energy Corp., 144A, 7.125%, 2/1/27	100,000	101,604
Murphy Oil Corp., 5.875%, 12/1/27	68,000	65,063
Occidental Petroleum Corp. 2.90%, 8/15/24	110,000	104,975
5.875%, 9/1/25	110,000	109,848
5.50%, 12/1/25	100,000	99,212
5.55%, 3/15/26	114,000	113,277
8.50%, 7/15/27	114,000	122,430
Parkland Corp., 144A, 5.875%, 7/15/27	98,000	92,038
PBF Holding Co. LLC / PBF Finance Corp. 7.25%, 6/15/25	50,000	49,900
6.00%, 2/15/28	120,000	111,924
Puma International Financing SA, 144A, 5.00%, 1/24/26	200,000	182,250
Range Resources Corp., 4.875%, 5/15/25	111,000	108,412
SM Energy Co. 6.75%, 9/15/26	75,000	72,445
6.625%, 1/15/27	46,000	43,637
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	110,000	108,207
Transocean, Inc. 144A, 7.50%, 1/15/26	85,000	78,108
144A, 11.50%, 1/30/27	136,000	139,911
144A, 8.00%, 2/1/27	116,000	102,806
Tullow Oil PLC, 144A, 7.00%, 3/1/25	138,000	87,052
Vital Energy, Inc., 9.50%, 1/15/25	88,000	88,795

(Cost $3,299,449)		3,230,435

	Principal Amount	Value
Oil & Gas Services — 0.5%
Archrock Partners LP / Archrock Partners Finance Corp., 144A, 6.875%, 4/1/27	$85,000	$82,542
CGG SA, 144A, 8.75%, 4/1/27 (a)	85,000	74,720
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	133,000	128,164
6.875%, 9/1/27	124,000	117,569

(Cost $420,785)		402,995

Pipelines — 4.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 7.875%, 5/15/26	105,000	106,155
144A, 5.75%, 3/1/27	119,000	112,477
144A, 5.75%, 1/15/28	120,000	112,768
Buckeye Partners LP 4.15%, 7/1/23	75,000	74,521
144A, 4.125%, 3/1/25	100,000	93,851
3.95%, 12/1/26	130,000	115,083
4.125%, 12/1/27	60,000	51,991
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.75%, 4/1/25 (a)	80,000	77,686
144A, 5.625%, 5/1/27	110,000	101,366
EnLink Midstream LLC, 144A, 5.625%, 1/15/28	100,000	95,351
EnLink Midstream Partners LP 4.15%, 6/1/25	20,000	19,200
4.85%, 7/15/26	91,000	86,367
EQM Midstream Partners LP 144A, 6.00%, 7/1/25	63,000	60,866
4.125%, 12/1/26	92,000	81,965
144A, 7.50%, 6/1/27	85,000	83,282
144A, 6.50%, 7/1/27	151,000	143,192
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	75,000	72,117
8.00%, 1/15/27	176,000	172,085
7.75%, 2/1/28	110,000	105,349
Hess Midstream Operations LP, 144A, 5.625%, 2/15/26	177,000	172,363
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	212,000	198,502
144A, 6.50%, 9/30/26	261,000	239,163
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	351,000	335,560
NuStar Logistics LP 5.75%, 10/1/25	110,000	106,197
6.00%, 6/1/26	106,000	100,832
5.625%, 4/28/27	69,000	64,272
Rockies Express Pipeline LLC, 144A, 3.60%, 5/15/25	54,000	49,994
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A, 8.50%, 10/15/26	138,000	131,193

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 7.50%, 10/1/25	$63,000	$62,773
144A, 6.00%, 3/1/27	79,000	73,452
144A, 5.50%, 1/15/28	156,000	140,250
Western Midstream Operating LP 3.35%, 2/1/25	123,000	116,710
4.65%, 7/1/26	83,000	78,939

(Cost $3,801,012)		3,635,872

Financial — 10.6%
Banks — 0.3%
Freedom Mortgage Corp. 144A, 8.25%, 4/15/25	61,000	57,779
144A, 7.625%, 5/1/26	90,000	76,923
144A, 6.625%, 1/15/27	107,000	87,319

(Cost $249,642)		222,021

Diversified Financial Services — 3.4%
LD Holdings Group LLC, 144A, 6.50%, 11/1/25	98,000	72,705
LPL Holdings, Inc., 144A, 4.625%, 11/15/27	80,000	74,473
Nationstar Mortgage Holdings, Inc., 144A, 6.00%, 1/15/27	122,000	112,367
Navient Corp. MTN, 6.125%, 3/25/24	130,000	129,177
5.875%, 10/25/24	91,000	88,782
6.75%, 6/25/25	92,000	90,804
6.75%, 6/15/26	104,000	100,289
5.00%, 3/15/27	108,000	96,125
OneMain Finance Corp. 5.625%, 3/15/23	259,000	258,905
6.125%, 3/15/24	260,000	256,631
6.875%, 3/15/25	165,000	161,950
7.125%, 3/15/26	273,000	265,618
3.50%, 1/15/27	128,000	107,630
6.625%, 1/15/28	159,000	148,221
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25	104,000	94,867
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144A, 2.875%, 10/15/26	205,000	175,927
SLM Corp. 4.20%, 10/29/25	84,000	77,010
3.125%, 11/2/26	97,000	83,786
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	122,000	112,504
144A, 5.75%, 6/15/27	85,000	74,658

(Cost $2,776,020)		2,582,429

Insurance — 0.8%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	179,000	167,440
144A, 10.125%, 8/1/26	50,000	49,840
AssuredPartners, Inc., 144A, 7.00%, 8/15/25	97,000	95,084
HUB International Ltd., 144A, 7.00%, 5/1/26	274,000	269,568

(Cost $597,951)		581,932

	Principal Amount	Value
Real Estate — 0.1%
WeWork Cos., Inc., 144A, 7.875%, 5/1/25 (Cost $100,332)	$115,000	$61,048

Real Estate Investment Trusts — 5.0%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 144A, 5.75%, 5/15/26	180,000	165,902
144A, 4.50%, 4/1/27	136,000	116,675
Diversified Healthcare Trust 9.75%, 6/15/25	106,000	102,940
4.75%, 2/15/28	80,000	52,148
HAT Holdings I LLC / HAT Holdings II LLC, 144A, 3.375%, 6/15/26	205,000	178,048
Iron Mountain, Inc., 144A, 4.875%, 9/15/27	169,000	155,756
iStar, Inc. 4.75%, 10/1/24	116,000	115,824
4.25%, 8/1/25	107,000	106,546
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	132,000	112,356
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26 (a)	127,000	112,999
5.00%, 10/15/27 (a)	213,000	175,028
Office Properties Income Trust, 4.50%, 2/1/25	100,000	92,057
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 144A, 7.50%, 6/1/25	100,000	100,390
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27	110,000	101,233
RLJ Lodging Trust LP, 144A, 3.75%, 7/1/26	92,000	83,333
SBA Communications Corp., 3.875%, 2/15/27	250,000	226,427
Service Properties Trust 4.50%, 6/15/23	80,000	80,021
4.35%, 10/1/24	125,000	119,783
7.50%, 9/15/25	136,000	134,939
4.75%, 10/1/26	83,000	72,096
4.95%, 2/15/27	80,000	69,034
5.50%, 12/15/27	65,000	58,642
3.95%, 1/15/28	70,000	56,007
Starwood Property Trust, Inc. 144A, 3.75%, 12/31/24	73,000	68,782
4.75%, 3/15/25	70,000	66,350
144A, 3.625%, 7/15/26	73,000	63,935
144A, 4.375%, 1/15/27	85,000	73,740
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.875%, 2/15/25	400,000	408,016
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A, 10.50%, 2/15/28	450,000	451,078
XHR LP, 144A, 6.375%, 8/15/25	92,000	89,321

(Cost $3,968,188)		3,809,406

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Venture Capital — 1.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24	$200,000	$194,554
6.375%, 12/15/25	115,000	113,614
6.25%, 5/15/26	192,000	186,472
5.25%, 5/15/27	265,000	245,408

(Cost $760,106)		740,048

Industrial — 10.0%
Aerospace/Defense — 4.7%
Bombardier, Inc. 144A, 7.50%, 3/15/25	159,000	159,010
144A, 7.125%, 6/15/26	210,000	206,505
144A, 7.875%, 4/15/27	332,000	330,430
144A, 6.00%, 2/15/28	120,000	112,541
Howmet Aerospace, Inc. 5.125%, 10/1/24	198,000	196,000
6.875%, 5/1/25	114,000	116,104
Rolls-Royce PLC 144A, 3.625%, 10/14/25	201,000	186,930
144A, 5.75%, 10/15/27	145,000	140,130
Spirit AeroSystems, Inc., 144A, 7.50%, 4/15/25	160,000	160,028
TransDigm, Inc. 144A, 8.00%, 12/15/25	186,000	190,265
144A, 6.25%, 3/15/26	730,000	721,271
6.375%, 6/15/26	161,000	156,309
7.50%, 3/15/27	93,000	91,921
5.50%, 11/15/27	510,000	470,301
Triumph Group, Inc. 144A, 8.875%, 6/1/24	174,000	181,802
144A, 6.25%, 9/15/24	71,000	70,956
7.75%, 8/15/25	93,000	89,020

(Cost $3,604,804)		3,579,523

Building Materials — 0.7%
InterCement Financial Operations BV, 144A, 5.75%, 7/17/24	120,000	91,197
JELD-WEN, Inc. 144A, 4.625%, 12/15/25	68,000	61,134
144A, 4.875%, 12/15/27	75,000	62,745
Standard Industries, Inc. 144A, 5.00%, 2/15/27	100,000	92,491
144A, 4.75%, 1/15/28	233,000	209,511

(Cost $534,096)		517,078

Electrical Components & Equipment — 0.4%
WESCO Distribution, Inc., 144A, 7.125%, 6/15/25 (Cost $270,097)	264,000	267,006

Electronics — 0.2%
Sensata Technologies BV 144A, 5.625%, 11/1/24	66,000	65,368
144A, 5.00%, 10/1/25	118,000	114,909

(Cost $193,021)		180,277

Engineering & Construction — 0.2%
IHS Holding Ltd., 144A, 5.625%, 11/29/26	80,000	68,560

	Principal Amount	Value
Engineering & Construction (Continued)
Promontoria Holding 264 BV, 144A, 7.875%, 3/1/27	$70,000	$67,408

(Cost $135,583)		135,968

Environmental Control — 0.5%
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	54,000	51,744
144A, 3.75%, 8/1/25	130,000	122,504
144A, 5.125%, 12/15/26	130,000	124,590
Stericycle, Inc., 144A, 5.375%, 7/15/24	87,000	85,743

(Cost $398,900)		384,581

Machinery-Diversified — 0.3%
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27 (Cost $256,092)	265,000	240,302

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc., 5.75%, 6/15/25 (Cost $95,751)	94,000	92,925

Packaging & Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A, 6.00%, 6/15/27	100,000	96,887
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	95,000	91,936
144A, 4.125%, 8/15/26	226,000	205,881
144A, 5.25%, 8/15/27	169,000	138,976
144A, 5.25%, 8/15/27	147,000	120,885
Ball Corp. 4.00%, 11/15/23	185,000	182,679
5.25%, 7/1/25	164,000	161,206
4.875%, 3/15/26	139,000	134,450
Berry Global, Inc., 144A, 5.625%, 7/15/27	90,000	86,724
LABL, Inc. 144A, 6.75%, 7/15/26	155,000	147,609
144A, 10.50%, 7/15/27	105,000	98,257
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 5/13/27	100,000	97,351
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	175,000	152,819
Sealed Air Corp. 144A, 5.125%, 12/1/24	100,000	98,344
144A, 5.50%, 9/15/25	60,000	59,100
144A, 4.00%, 12/1/27	65,000	58,083
Silgan Holdings, Inc., 4.125%, 2/1/28	100,000	91,515

(Cost $2,070,614)		2,022,702

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC 144A, 6.50%, 10/1/25	141,000	138,166
144A, 9.75%, 8/1/27	42,000	43,190

(Cost $184,210)		181,356

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Technology — 2.9%
Computers — 1.4%
Diebold Nixdorf, Inc., 144A, 9.375%, 7/15/25	$118,000	$82,720
NCR Corp., 144A, 5.75%, 9/1/27	100,000	97,008
Presidio Holdings, Inc. 144A, 4.875%, 2/1/27	100,000	91,175
144A, 8.25%, 2/1/28	90,000	85,621
Seagate HDD Cayman 4.75%, 6/1/23	110,000	109,465
4.875%, 3/1/24	89,000	87,790
4.75%, 1/1/25	81,000	78,287
4.875%, 6/1/27	81,000	76,347
Western Digital Corp., 4.75%, 2/15/26	398,000	376,150

(Cost $1,095,597)		1,084,563

Office/Business Equipment — 0.2%
Xerox Holdings Corp., 144A, 5.00%, 8/15/25 (a) (Cost $129,149)	130,000	121,150

Semiconductors — 0.1%
ams-OSRAM AG, 144A, 7.00%, 7/31/25 (a) (Cost $78,458)	76,000	72,271

Software — 1.2%
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	122,000	120,956
Fair Isaac Corp., 144A, 5.25%, 5/15/26	80,000	77,885
Open Text Corp., 144A, 3.875%, 2/15/28	160,000	138,096
PTC, Inc. 144A, 3.625%, 2/15/25	92,000	87,581
144A, 4.00%, 2/15/28	80,000	72,744
Rackspace Technology Global, Inc., 144A, 3.50%, 2/15/28	95,000	57,934
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	360,000	339,121

(Cost $905,518)		894,317

Utilities — 2.8%
Electric — 2.2%
Calpine Corp. 144A, 5.25%, 6/1/26	71,000	68,132
144A, 4.50%, 2/15/28	220,000	198,232
DPL, Inc., 4.125%, 7/1/25	80,000	75,129
FirstEnergy Corp., Series B, 4.15%, 7/15/27	287,000	268,028
NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24	150,000	145,109
144A, 3.875%, 10/15/26	80,000	72,488
144A, 4.50%, 9/15/27	87,000	79,485
NRG Energy, Inc., 5.75%, 1/15/28	150,000	140,948

	Principal Amount	Value
Electric (Continued)
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	$173,000	$165,413
144A, 5.625%, 2/15/27	200,000	189,742
144A, 5.00%, 7/31/27	280,000	260,807

(Cost $1,718,993)		1,663,513

Gas — 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	121,000	118,408
5.50%, 5/20/25	175,000	166,537
5.875%, 8/20/26	116,000	109,445
5.75%, 5/20/27	46,000	42,599

(Cost $466,083)		436,989

TOTAL CORPORATE BONDS (Cost $77,843,480)		74,356,852

	Number of Shares
SECURITIES LENDING COLLATERAL — 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c) (Cost $1,537,895)	1,537,895	1,537,895

CASH EQUIVALENTS — 1.5%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b) (Cost $1,112,435)	1,112,435	1,112,435

TOTAL INVESTMENTS — 101.8% (Cost $80,493,810)		$77,007,182
Other assets and liabilities, net — (1.8%)		(1,375,784)

NET ASSETS — 100.0%		$75,631,398

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
SECURITIES LENDING COLLATERAL — 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c)
821,382	716,513(d	)	—	—	—	17,474	—	1,537,895	1,537,895
CASH EQUIVALENTS — 1.5%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b)
589,978	6,872,767		(6,350,310)	—	—	10,233	—	1,112,435	1,112,435

1,411,360	7,589,280		(6,350,310)	—	—	27,707	—	2,650,330	2,650,330

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $2,102,499, which is 2.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $649,843.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$74,356,852	$—	$74,356,852
Short-Term Investments (a)	2,650,330	—	—	2,650,330

TOTAL	$2,650,330	$74,356,852	$—	$77,007,182

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

February 28, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.0%
Basic Materials — 3.9%
Chemicals — 1.8%
Ashland LLC, 144A, 3.375%, 9/1/31	$1,924,000	$1,534,505
ASP Unifrax Holdings, Inc. 144A, 5.25%, 9/30/28	3,420,000	2,657,087
144A, 7.50%, 9/30/29 (a)	1,710,000	1,164,886
Avient Corp. 144A, 5.75%, 5/15/25	2,779,000	2,727,365
144A, 7.125%, 8/1/30	3,099,000	3,110,668
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	2,993,000	2,492,974
Chemours Co. 5.375%, 5/15/27 (a)	2,115,000	1,928,571
144A, 5.75%, 11/15/28	3,420,000	3,007,710
144A, 4.625%, 11/15/29	2,652,000	2,153,646
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/28	2,244,000	1,921,203
INEOS Finance PLC, 144A, 6.75%, 5/15/28	1,817,000	1,775,909
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	2,138,000	1,882,901
Methanex Corp. 5.125%, 10/15/27	2,993,000	2,815,904
5.25%, 12/15/29	2,993,000	2,749,190
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24	4,489,000	4,403,702
144A, 5.00%, 5/1/25	2,138,000	2,040,745
144A, 5.25%, 6/1/27	4,489,000	4,046,160
144A, 4.25%, 5/15/29 (a)	2,458,000	2,037,621
Olin Corp. 5.125%, 9/15/27	2,138,000	2,034,531
5.625%, 8/1/29 (a)	2,861,000	2,729,036
5.00%, 2/1/30	2,203,000	2,007,180
SCIH Salt Holdings, Inc. 144A, 4.875%, 5/1/28	4,703,000	4,070,917
144A, 6.625%, 5/1/29	2,993,000	2,433,379
Tronox, Inc., 144A, 4.625%, 3/15/29	4,596,000	3,750,543
Valvoline, Inc. 144A, 4.25%, 2/15/30 (a)	2,552,000	2,496,877
144A, 3.625%, 6/15/31	2,287,000	1,844,410

(Cost $74,690,042)		65,817,620

Forest Products & Paper — 0.1%
Mercer International, Inc., 5.125%, 2/1/29 (Cost $3,748,089)	3,728,000	3,065,590

Iron/Steel — 0.5%
Cleveland-Cliffs, Inc. 144A, 6.75%, 3/15/26	3,544,000	3,583,409
5.875%, 6/1/27 (a)	2,373,000	2,305,797
Mineral Resources Ltd. 144A, 8.125%, 5/1/27	2,993,000	2,990,851
144A, 8.00%, 11/1/27	2,672,000	2,661,045
144A, 8.50%, 5/1/30	2,672,000	2,678,627

	Principal Amount	Value
Iron/Steel (Continued)
United States Steel Corp., 6.875%, 3/1/29 (a)	$2,062,000	$2,065,134

(Cost $16,812,040)		16,284,863

Mining — 1.5%
Arconic Corp. 144A, 6.00%, 5/15/25	2,993,000	2,993,000
144A, 6.125%, 2/15/28	3,848,000	3,804,248
First Quantum Minerals Ltd. 144A, 7.50%, 4/1/25	5,771,000	5,603,005
144A, 6.875%, 3/1/26	4,275,000	4,082,625
144A, 6.875%, 10/15/27	6,413,000	6,022,448
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 5/15/24	3,206,000	3,169,259
144A, 4.50%, 9/15/27	2,565,000	2,362,558
144A, 5.875%, 4/15/30	2,993,000	2,821,755
144A, 4.375%, 4/1/31	6,413,000	5,427,418
144A, 6.125%, 4/15/32	3,420,000	3,236,825
Hudbay Minerals, Inc. 144A, 4.50%, 4/1/26	2,565,000	2,305,563
144A, 6.125%, 4/1/29	2,565,000	2,267,152
Kaiser Aluminum Corp. 144A, 4.625%, 3/1/28	2,138,000	1,843,919
144A, 4.50%, 6/1/31	2,351,000	1,863,802
Nexa Resources SA 144A, 5.375%, 5/4/27	2,993,000	2,824,541
144A, 6.50%, 1/18/28	2,138,000	2,064,801

(Cost $56,678,697)		52,692,919

Communications — 18.6%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc. 144A, 5.125%, 8/15/27	5,344,000	4,774,624
144A, 7.75%, 4/15/28	4,275,000	3,550,399
144A, 7.50%, 6/1/29	4,489,000	3,640,310
CMG Media Corp., 144A, 8.875%, 12/15/27	4,339,000	2,924,334
Lamar Media Corp. 3.75%, 2/15/28	2,544,000	2,253,872
4.00%, 2/15/30 (a)	2,351,000	2,023,976
3.625%, 1/15/31	2,351,000	1,938,505
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 6.25%, 6/15/25	1,710,000	1,698,092
144A, 5.00%, 8/15/27	2,779,000	2,498,919
144A, 4.25%, 1/15/29	2,138,000	1,760,429
144A, 4.625%, 3/15/30	2,138,000	1,761,006
Stagwell Global LLC, 144A, 5.625%, 8/15/29	4,703,000	4,037,055

(Cost $39,257,920)		32,861,521

Internet — 1.6%
Gen Digital, Inc. 144A, 5.00%, 4/15/25	4,703,000	4,555,091
144A, 6.75%, 9/30/27	3,848,000	3,786,499
144A, 7.125%, 9/30/30	2,565,000	2,507,134

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Internet (Continued)
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 144A, 5.25%, 12/1/27	$2,565,000	$2,429,799
144A, 3.50%, 3/1/29	3,420,000	2,877,058
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	1,924,000	1,794,803
144A, 4.625%, 6/1/28	2,138,000	1,901,258
144A, 4.125%, 8/1/30	2,138,000	1,774,645
144A, 3.625%, 10/1/31	2,138,000	1,674,909
MercadoLibre, Inc. 2.375%, 1/14/26	1,710,000	1,524,465
3.125%, 1/14/31	2,993,000	2,310,596
Rakuten Group, Inc., 144A, 10.25%, 11/30/24 (a)	3,776,000	3,790,347
Uber Technologies, Inc. 144A, 7.50%, 5/15/25	4,275,000	4,322,548
144A, 8.00%, 11/1/26	6,413,000	6,548,090
144A, 7.50%, 9/15/27	5,130,000	5,213,773
144A, 6.25%, 1/15/28	2,138,000	2,103,535
144A, 4.50%, 8/15/29	6,413,000	5,691,762
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	1,967,000	1,660,935

(Cost $60,024,345)		56,467,247

Media — 10.2%
Altice Financing SA 144A, 5.00%, 1/15/28	5,130,000	4,261,901
144A, 5.75%, 8/15/29	8,764,000	7,176,796
AMC Networks, Inc. 5.00%, 4/1/24	1,710,000	1,703,296
4.75%, 8/1/25	3,420,000	3,237,637
4.25%, 2/15/29	4,275,000	3,147,426
Audacy Capital Corp. 144A, 6.50%, 5/1/27	1,997,000	286,813
144A, 6.75%, 3/31/29	2,270,000	326,914
Cable One, Inc., 144A, 4.00%, 11/15/30 (a)	2,779,000	2,169,371
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.50%, 5/1/26	4,001,000	3,865,186
144A, 5.125%, 5/1/27	14,655,000	13,584,709
144A, 5.00%, 2/1/28	11,337,000	10,284,926
144A, 5.375%, 6/1/29	7,142,000	6,376,735
144A, 6.375%, 9/1/29	6,835,000	6,397,868
144A, 4.75%, 3/1/30	13,669,000	11,541,694
144A, 4.50%, 8/15/30	12,116,000	9,998,608
144A, 4.25%, 2/1/31	13,177,000	10,589,037
144A, 4.75%, 2/1/32	5,499,000	4,466,013
4.50%, 5/1/32	12,371,000	9,820,811
144A, 4.50%, 6/1/33	7,644,000	5,954,428
144A, 4.25%, 1/15/34	8,550,000	6,408,717
CSC Holdings LLC 5.25%, 6/1/24	3,206,000	3,109,307
144A, 5.50%, 4/15/27	5,600,000	4,877,717
144A, 5.375%, 2/1/28	4,275,000	3,569,625
144A, 7.50%, 4/1/28	4,471,000	2,998,364
144A, 6.50%, 2/1/29	7,481,000	6,349,686
144A, 5.75%, 1/15/30	9,619,000	5,492,299

	Principal Amount	Value
Media (Continued)
144A, 4.125%, 12/1/30	$4,703,000	$3,372,380
144A, 4.625%, 12/1/30	9,940,000	5,351,447
144A, 3.375%, 2/15/31	4,275,000	2,928,717
144A, 4.50%, 11/15/31	6,413,000	4,561,020
144A, 5.00%, 11/15/31	2,138,000	1,140,570
DISH DBS Corp. 5.875%, 11/15/24	8,802,000	8,221,860
7.75%, 7/1/26	8,789,000	6,831,294
144A, 5.25%, 12/1/26	12,229,000	10,264,717
7.375%, 7/1/28	4,436,000	3,038,660
144A, 5.75%, 12/1/28	11,085,000	8,875,482
5.125%, 6/1/29	6,542,000	3,872,046
DISH Network Corp., 144A, 11.75%, 11/15/27	13,157,000	13,353,105
Gray Television, Inc. 144A, 5.875%, 7/15/26	2,993,000	2,706,277
144A, 7.00%, 5/15/27	3,206,000	2,897,342
144A, 4.75%, 10/15/30	3,420,000	2,499,678
iHeartCommunications, Inc. 6.375%, 5/1/26	3,420,252	3,227,829
8.375%, 5/1/27	4,790,124	4,220,099
144A, 5.25%, 8/15/27	3,206,000	2,793,310
144A, 4.75%, 1/15/28	2,138,000	1,800,244
McGraw-Hill Education, Inc. 144A, 5.75%, 8/1/28	3,578,000	3,136,859
144A, 8.00%, 8/1/29	3,005,000	2,571,318
News Corp. 144A, 3.875%, 5/15/29	4,275,000	3,667,309
144A, 5.125%, 2/15/32	2,138,000	1,899,292
Nexstar Media, Inc. 144A, 5.625%, 7/15/27	7,327,000	6,811,820
144A, 4.75%, 11/1/28	4,275,000	3,741,352
Sinclair Television Group, Inc. 144A, 5.50%, 3/1/30 (a)	2,138,000	1,583,275
144A, 4.125%, 12/1/30	3,206,000	2,491,671
Sirius XM Radio, Inc. 144A, 3.125%, 9/1/26	4,223,000	3,737,893
144A, 5.00%, 8/1/27	6,413,000	5,890,276
144A, 4.00%, 7/15/28	8,550,000	7,317,945
144A, 5.50%, 7/1/29	5,365,000	4,847,009
144A, 4.125%, 7/1/30	6,413,000	5,217,786
144A, 3.875%, 9/1/31	6,413,000	4,991,943
TEGNA, Inc. 144A, 4.75%, 3/15/26	2,351,000	2,236,001
4.625%, 3/15/28	4,275,000	3,810,094
5.00%, 9/15/29	4,703,000	4,192,325
Telenet Finance Luxembourg Notes SARL, 144A, 5.50%, 3/1/28	4,200,000	3,943,905
Univision Communications, Inc. 144A, 5.125%, 2/15/25	6,325,000	6,164,092
144A, 6.625%, 6/1/27	6,413,000	6,115,613
144A, 4.50%, 5/1/29	4,489,000	3,790,231
144A, 7.375%, 6/30/30	3,845,000	3,650,587
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	5,344,000	4,516,642
UPC Holding BV, 144A, 5.50%, 1/15/28	1,964,000	1,730,088

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Media (Continued)
Videotron Ltd. 144A, 5.375%, 6/15/24	$2,135,000	$2,114,130
144A, 5.125%, 4/15/27	2,605,500	2,438,696
144A, 3.625%, 6/15/29	2,171,000	1,831,021
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	3,954,000	3,226,069
Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29	6,092,000	5,525,810
144A, 4.50%, 8/15/30	3,912,000	3,241,522
VTR Finance NV, 144A, 6.375%, 7/15/28	2,065,000	892,136
Ziggo Bond Co. BV 144A, 6.00%, 1/15/27	2,714,000	2,526,666
144A, 5.125%, 2/28/30	2,138,000	1,729,781
Ziggo BV, 144A, 4.875%, 1/15/30	4,237,000	3,586,887

(Cost $439,808,410)		365,120,005

Telecommunications — 5.9%
Altice France Holding SA 144A, 10.50%, 5/15/27	6,678,000	5,521,571
144A, 6.00%, 2/15/28	4,701,000	3,237,109
Altice France SA 144A, 8.125%, 2/1/27	7,481,000	6,990,695
144A, 5.50%, 1/15/28	4,703,000	3,878,611
144A, 5.125%, 1/15/29	2,031,000	1,561,531
144A, 5.125%, 7/15/29	10,688,000	8,262,798
144A, 5.50%, 10/15/29	8,550,000	6,678,653
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	5,216,000	4,730,756
CommScope Technologies LLC 144A, 6.00%, 6/15/25	5,564,000	5,338,877
144A, 5.00%, 3/15/27	3,206,000	2,445,675
CommScope, Inc. 144A, 6.00%, 3/1/26	6,413,000	6,185,480
144A, 8.25%, 3/1/27	4,275,000	3,645,367
144A, 7.125%, 7/1/28	2,993,000	2,334,272
144A, 4.75%, 9/1/29	5,344,000	4,373,743
Consolidated Communications, Inc. 144A, 5.00%, 10/1/28	1,710,000	1,156,311
144A, 6.50%, 10/1/28	3,206,000	2,364,425
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	4,916,000	4,575,420
144A, 5.00%, 5/1/28	6,626,000	5,870,702
144A, 6.75%, 5/1/29	4,275,000	3,608,869
5.875%, 11/1/29	3,206,685	2,572,547
144A, 6.00%, 1/15/30	4,274,000	3,420,375
144A, 8.75%, 5/15/30	5,130,000	5,193,497
Hughes Satellite Systems Corp. 5.25%, 8/1/26	3,206,000	3,073,143
6.625%, 8/1/26 (a)	3,205,500	3,020,671
Iliad Holding SASU 144A, 6.50%, 10/15/26	5,130,000	4,799,133
144A, 7.00%, 10/15/28	3,848,000	3,538,032
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	12,825,000	11,155,185
Level 3 Financing, Inc. 144A, 3.40%, 3/1/27	3,206,000	2,699,754

	Principal Amount	Value
Telecommunications (Continued)
144A, 4.625%, 9/15/27	$4,275,000	$3,172,990
144A, 4.25%, 7/1/28	5,130,000	3,508,510
144A, 3.625%, 1/15/29	3,591,000	2,308,708
144A, 3.875%, 11/15/29	3,206,000	2,440,199
Lumen Technologies, Inc. 144A, 5.125%, 12/15/26 (a)	3,052,000	2,238,459
144A, 4.00%, 2/15/27	5,344,000	4,109,269
144A, 4.50%, 1/15/29	4,135,000	2,190,826
Millicom International Cellular SA 144A, 5.125%, 1/15/28	1,731,600	1,526,217
144A, 6.25%, 3/25/29	2,597,400	2,358,537
144A, 4.50%, 4/27/31	3,452,000	2,790,942
Sable International Finance Ltd., 144A, 5.75%, 9/7/27	2,116,000	1,950,350
Sprint LLC 7.125%, 6/15/24	10,688,000	10,832,288
7.625%, 2/15/25	6,413,000	6,578,062
7.625%, 3/1/26	6,413,000	6,665,518
Telecom Italia SpA, 144A, 5.303%, 5/30/24	6,473,000	6,309,427
Viasat, Inc. 144A, 5.625%, 9/15/25	2,993,000	2,774,062
144A, 5.625%, 4/15/27	2,565,000	2,342,614
144A, 6.50%, 7/15/28	1,710,000	1,266,606
Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31	5,771,000	4,635,627
144A, 4.75%, 7/15/31	5,985,000	4,962,164
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	5,985,000	4,898,034
Zayo Group Holdings, Inc. 144A, 4.00%, 3/1/27	6,316,000	4,869,636
144A, 6.125%, 3/1/28	4,617,000	2,914,343

(Cost $247,154,139)		209,876,590

Consumer, Cyclical — 24.1%
Airlines — 1.6%
Air Canada, 144A, 3.875%, 8/15/26	5,160,000	4,654,533
American Airlines Group, Inc., 144A, 3.75%, 3/1/25	2,138,000	1,953,760
American Airlines, Inc. 144A, 11.75%, 7/15/25	11,041,000	12,104,624
144A, 7.25%, 2/15/28	3,000,000	2,937,300
Delta Air Lines, Inc. 2.90%, 10/28/24	3,848,000	3,664,864
7.375%, 1/15/26	3,664,000	3,772,775
4.375%, 4/19/28 (a)	1,754,000	1,602,279
3.75%, 10/28/29 (a)	2,026,000	1,732,375
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	5,152,858	4,794,605
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 144A, 8.00%, 9/20/25	2,374,195	2,387,847
144A, 8.00%, 9/20/25	2,207,366	2,218,955

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Airlines (Continued)
United Airlines, Inc. 144A, 4.375%, 4/15/26	$8,550,000	$8,022,866
144A, 4.625%, 4/15/29	8,550,000	7,587,324

(Cost $61,771,838)		57,434,107

Apparel — 0.2%
Hanesbrands, Inc. 144A, 4.875%, 5/15/26	3,848,000	3,557,361
144A, 9.00%, 2/15/31	2,565,000	2,596,934

(Cost $6,581,781)		6,154,295

Auto Manufacturers — 3.9%
Allison Transmission, Inc. 144A, 4.75%, 10/1/27	1,710,000	1,588,094
144A, 5.875%, 6/1/29	2,138,000	2,027,839
144A, 3.75%, 1/30/31	4,275,000	3,553,765
Aston Martin Capital Holdings Ltd., 144A, 10.50%, 11/30/25	4,890,000	4,883,570
Ford Motor Co. 4.346%, 12/8/26 (a)	6,513,000	6,224,848
9.625%, 4/22/30	1,817,000	2,092,081
3.25%, 2/12/32	10,674,000	8,079,242
6.10%, 8/19/32	7,481,000	6,977,916
Ford Motor Credit Co. LLC 5.584%, 3/18/24	5,250,000	5,219,366
3.664%, 9/8/24	3,253,000	3,123,612
4.063%, 11/1/24	6,025,000	5,800,212
2.30%, 2/10/25	5,159,000	4,747,136
4.687%, 6/9/25	2,410,000	2,306,912
5.125%, 6/16/25	7,029,000	6,793,457
4.134%, 8/4/25	5,623,000	5,299,846
3.375%, 11/13/25	8,435,000	7,773,865
GMTN, 4.389%, 1/8/26	4,820,000	4,550,755
6.95%, 3/6/26	5,241,000	5,246,685
4.542%, 8/1/26	3,059,000	2,837,152
2.70%, 8/10/26	6,025,000	5,266,001
4.271%, 1/9/27	3,615,000	3,284,766
4.95%, 5/28/27	6,025,000	5,625,452
4.125%, 8/17/27	5,021,000	4,483,469
3.815%, 11/2/27	3,012,000	2,647,653
7.35%, 11/4/27	6,025,000	6,118,990
2.90%, 2/16/28	3,012,000	2,510,604
2.90%, 2/10/29	3,012,000	2,454,449
5.113%, 5/3/29	5,973,000	5,465,295
7.35%, 3/6/30	4,619,000	4,683,065
4.00%, 11/13/30	6,627,000	5,547,263
3.625%, 6/17/31	4,016,000	3,186,179

(Cost $156,171,960)		140,399,539

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26	3,450,000	3,204,981
American Axle & Manufacturing, Inc. 6.50%, 4/1/27 (a)	2,137,000	1,977,655
6.875%, 7/1/28 (a)	1,710,000	1,536,178
5.00%, 10/1/29	2,565,000	2,071,722
Clarios Global LP, 144A, 6.75%, 5/15/25	1,890,000	1,881,796

	Principal Amount	Value
Auto Parts & Equipment (Continued)
Clarios Global LP / Clarios US Finance Co. 144A, 6.25%, 5/15/26	$3,848,000	$3,781,141
144A, 8.50%, 5/15/27	7,447,000	7,410,117
Dana, Inc. 5.375%, 11/15/27	1,710,000	1,579,630
5.625%, 6/15/28	1,710,000	1,549,482
4.25%, 9/1/30	1,710,000	1,383,193
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	3,420,000	3,529,323
5.00%, 5/31/26 (a)	3,848,000	3,707,971
4.875%, 3/15/27 (a)	2,993,000	2,779,854
5.00%, 7/15/29	3,611,000	3,144,820
5.25%, 4/30/31 (a)	2,351,000	2,019,239
5.25%, 7/15/31 (a)	2,565,000	2,187,047
5.625%, 4/30/33 (a)	1,924,000	1,637,016
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	4,606,000	4,405,132

(Cost $54,523,827)		49,786,297

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc. 144A, 4.00%, 1/15/28	2,993,000	2,681,578
144A, 3.875%, 11/15/29	1,710,000	1,412,614
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	5,344,000	4,601,249

(Cost $10,007,875)		8,695,441

Entertainment — 3.7%
AMC Entertainment Holdings, Inc. 144A, 10.00%, 6/15/26	6,137,635	3,176,226
144A, 7.50%, 2/15/29	4,061,000	2,437,676
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	15,899,000	15,777,336
144A, 8.125%, 7/1/27 (a)	6,887,000	6,957,919
144A, 4.625%, 10/15/29	5,130,000	4,392,357
144A, 7.00%, 2/15/30	8,150,000	8,220,701
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	4,478,000	4,475,313
CDI Escrow Issuer, Inc., 144A, 5.75%, 4/1/30	5,130,000	4,770,413
Cedar Fair LP, 5.25%, 7/15/29 (a)	2,138,000	1,952,558
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	4,275,000	4,226,970
5.375%, 4/15/27	2,138,000	2,044,479
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	2,565,000	2,439,225
144A, 4.75%, 1/15/28	2,993,000	2,726,504
Cinemark USA, Inc. 144A, 5.875%, 3/15/26	1,731,000	1,580,014
144A, 5.25%, 7/15/28	3,270,000	2,751,868

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Entertainment (Continued)
International Game Technology PLC 144A, 6.50%, 2/15/25	$2,993,000	$3,003,386
144A, 4.125%, 4/15/26	3,206,000	2,992,881
144A, 6.25%, 1/15/27	3,206,000	3,146,561
144A, 5.25%, 1/15/29	3,206,000	2,978,422
Live Nation Entertainment, Inc. 144A, 4.875%, 11/1/24	2,458,000	2,386,816
144A, 6.50%, 5/15/27	5,130,000	5,045,635
144A, 4.75%, 10/15/27	4,061,000	3,648,707
144A, 3.75%, 1/15/28	2,138,000	1,864,357
Mohegan Tribal Gaming Authority, 144A, 8.00%, 2/1/26	5,023,000	4,710,368
Penn Entertainment, Inc. 144A, 5.625%, 1/15/27	1,710,000	1,587,385
144A, 4.125%, 7/1/29	1,710,000	1,389,301
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 144A, 5.625%, 9/1/29	3,206,000	2,360,065
144A, 5.875%, 9/1/31	3,206,000	2,302,726
Scientific Games International, Inc. 144A, 8.625%, 7/1/25	2,351,000	2,405,542
144A, 7.00%, 5/15/28	2,993,000	2,923,862
144A, 7.25%, 11/15/29	2,138,000	2,103,258
Six Flags Entertainment Corp. 144A, 4.875%, 7/31/24	4,059,000	3,989,266
144A, 5.50%, 4/15/27 (a)	2,138,000	2,011,740
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	2,605,000	2,600,626
WMG Acquisition Corp. 144A, 3.75%, 12/1/29	2,309,000	1,951,390
144A, 3.875%, 7/15/30	2,287,000	1,941,892
144A, 3.00%, 2/15/31	3,420,000	2,687,722
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 144A, 5.125%, 10/1/29	3,206,000	2,871,390
144A, 7.125%, 2/15/31	2,150,000	2,142,593

(Cost $147,126,646)		132,975,450

Food Service — 0.5%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	2,358,000	2,289,786
144A, 6.375%, 5/1/25	6,413,000	6,378,947
144A, 5.00%, 2/1/28	4,916,000	4,527,145
TKC Holdings, Inc. 144A, 6.875%, 5/15/28	1,817,000	1,487,760
144A, 10.50%, 5/15/29	2,886,000	1,771,109

(Cost $18,583,737)		16,454,747

Home Builders — 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	1,710,000	1,378,298
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A, 6.25%, 9/15/27	2,565,000	2,239,704
144A, 4.875%, 2/15/30	2,138,000	1,610,281
Mattamy Group Corp. 144A, 5.25%, 12/15/27	2,138,000	1,911,853
144A, 4.625%, 3/1/30	2,565,000	2,133,593

	Principal Amount	Value
Home Builders (Continued)
Meritage Homes Corp. 6.00%, 6/1/25	$1,710,000	$1,703,350
144A, 3.875%, 4/15/29	1,924,000	1,671,013
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	2,138,000	2,050,492
144A, 5.75%, 1/15/28	1,924,000	1,815,632
144A, 5.125%, 8/1/30	2,138,000	1,886,785

(Cost $21,490,147)		18,401,001

Home Furnishings — 0.2%
Tempur Sealy International, Inc. 144A, 4.00%, 4/15/29	3,420,000	2,927,212
144A, 3.875%, 10/15/31	3,420,000	2,759,940

(Cost $6,765,285)		5,687,152

Housewares — 0.5%
Newell Brands, Inc. 4.875%, 6/1/25	2,138,000	2,074,159
4.45%, 4/1/26	8,486,000	8,040,358
6.375%, 9/15/27	2,138,000	2,128,817
6.625%, 9/15/29 (a)	2,138,000	2,122,382
Scotts Miracle-Gro Co. 4.50%, 10/15/29	1,760,000	1,526,994
4.00%, 4/1/31	2,031,000	1,626,861
4.375%, 2/1/32	1,710,000	1,397,754

(Cost $20,953,052)		18,917,325

Leisure Time — 3.5%
Carnival Corp. 144A, 10.50%, 2/1/26	3,313,000	3,434,057
144A, 7.625%, 3/1/26	6,199,000	5,589,948
144A, 5.75%, 3/1/27	14,963,000	12,287,316
144A, 9.875%, 8/1/27	3,848,000	3,921,420
144A, 4.00%, 8/1/28	10,284,000	8,698,207
144A, 6.00%, 5/1/29	8,550,000	6,640,982
144A, 10.50%, 6/1/30 (a)	4,275,000	4,144,078
Carnival Holdings Bermuda Ltd., 144A, 10.375%, 5/1/28	8,679,000	9,294,341
Life Time, Inc. 144A, 5.75%, 1/15/26	3,954,000	3,801,672
144A, 8.00%, 4/15/26	2,031,000	1,958,839
NCL Corp. Ltd. 144A, 3.625%, 12/15/24	2,549,000	2,396,060
144A, 5.875%, 3/15/26	6,233,000	5,398,900
144A, 5.875%, 2/15/27	4,874,000	4,525,314
144A, 8.375%, 2/1/28	1,580,000	1,611,110
144A, 7.75%, 2/15/29 (a)	2,565,000	2,235,397
Royal Caribbean Cruises Ltd. 144A, 11.50%, 6/1/25	6,357,000	6,776,689
144A, 4.25%, 7/1/26	2,779,000	2,440,990
144A, 5.50%, 8/31/26 (a)	4,544,000	4,117,500
144A, 5.375%, 7/15/27	4,512,000	3,968,093
144A, 11.625%, 8/15/27 (a)	5,344,000	5,707,125
3.70%, 3/15/28	2,138,000	1,709,064
144A, 5.50%, 4/1/28	6,568,000	5,730,580
144A, 8.25%, 1/15/29	4,867,000	5,042,660
144A, 9.25%, 1/15/29 (a)	4,462,000	4,735,644
144A, 7.25%, 1/15/30	1,400,000	1,407,714

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Leisure Time (Continued)
Viking Cruises Ltd. 144A, 13.00%, 5/15/25	$2,886,000	$3,070,257
144A, 5.875%, 9/15/27	3,527,000	3,028,882
144A, 7.00%, 2/15/29 (a)	2,138,000	1,840,858

(Cost $136,371,608)		125,513,697

Lodging — 3.1%
Boyd Gaming Corp. 4.75%, 12/1/27 (a)	4,274,000	4,010,978
144A, 4.75%, 6/15/31	3,848,000	3,401,238
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	2,138,000	2,116,166
144A, 5.75%, 5/1/28	2,138,000	2,075,748
144A, 3.75%, 5/1/29	3,420,000	2,967,710
4.875%, 1/15/30	4,275,000	3,926,374
144A, 4.00%, 5/1/31	4,703,000	4,006,109
144A, 3.625%, 2/15/32	6,413,000	5,270,781
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 144A, 5.00%, 6/1/29	3,634,000	3,191,763
144A, 4.875%, 7/1/31	2,138,000	1,799,341
Las Vegas Sands Corp. 3.20%, 8/8/24	7,481,000	7,202,983
2.90%, 6/25/25	2,138,000	1,982,537
3.50%, 8/18/26	4,275,000	3,912,860
3.90%, 8/8/29	3,206,000	2,791,154
Marriott Ownership Resorts, Inc., 144A, 4.50%, 6/15/29	2,138,000	1,796,198
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25	4,275,000	3,991,781
144A, 5.25%, 4/26/26 (a)	2,138,000	1,929,084
144A, 5.625%, 7/17/27 (a)	2,565,000	2,270,263
144A, 5.75%, 7/21/28	3,634,000	3,141,123
144A, 5.375%, 12/4/29	4,916,000	4,085,243
MGM Resorts International 6.75%, 5/1/25	3,206,000	3,216,878
5.75%, 6/15/25	2,886,000	2,836,815
4.625%, 9/1/26	1,710,000	1,593,685
5.50%, 4/15/27	2,886,000	2,740,348
4.75%, 10/15/28	3,206,000	2,876,609
Station Casinos LLC 144A, 4.50%, 2/15/28	2,953,000	2,600,321
144A, 4.625%, 12/1/31	2,138,000	1,743,817
Studio City Finance Ltd. 144A, 6.00%, 7/15/25	2,138,000	1,928,578
144A, 6.50%, 1/15/28	2,138,000	1,818,070
144A, 5.00%, 1/15/29	4,703,000	3,621,381
Travel + Leisure Co. 144A, 6.625%, 7/31/26	2,779,000	2,726,974
6.00%, 4/1/27	1,710,000	1,657,349
144A, 4.50%, 12/1/29	2,779,000	2,336,486
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 5.50%, 3/1/25	8,641,000	8,413,039
144A, 5.25%, 5/15/27 (a)	4,282,000	3,992,678

(Cost $120,739,983)		109,972,462

	Principal Amount	Value
Retail — 4.6%
1011778 BC ULC / New Red Finance, Inc. 144A, 3.875%, 1/15/28	$6,626,000	$5,901,566
144A, 4.375%, 1/15/28	3,206,000	2,868,857
144A, 3.50%, 2/15/29	3,206,000	2,733,082
Asbury Automotive Group, Inc. 4.50%, 3/1/28	1,731,000	1,550,629
144A, 4.625%, 11/15/29	3,420,000	2,977,332
4.75%, 3/1/30	1,902,000	1,649,956
144A, 5.00%, 2/15/32	2,565,000	2,189,190
Bath & Body Works, Inc. 5.25%, 2/1/28	2,138,000	1,993,236
7.50%, 6/15/29 (a)	2,138,000	2,161,176
144A, 6.625%, 10/1/30	4,275,000	4,053,876
Carvana Co. 144A, 5.625%, 10/1/25	2,138,000	1,327,805
144A, 5.50%, 4/15/27	2,565,000	1,310,897
144A, 5.875%, 10/1/28	2,565,000	1,236,134
144A, 4.875%, 9/1/29	3,206,000	1,554,910
144A, 10.25%, 5/1/30	14,001,000	8,644,588
eG Global Finance PLC 144A, 6.75%, 2/7/25	3,206,000	2,897,262
144A, 8.50%, 10/30/25	2,715,000	2,447,452
Ferrellgas LP / Ferrellgas Finance Corp. 144A, 5.375%, 4/1/26	2,779,000	2,504,787
144A, 5.875%, 4/1/29	3,527,000	2,879,743
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 144A, 4.625%, 1/15/29	4,275,000	3,701,295
144A, 6.75%, 1/15/30	5,344,000	4,433,008
FirstCash, Inc. 144A, 4.625%, 9/1/28	2,138,000	1,859,504
144A, 5.625%, 1/1/30	2,351,000	2,082,925
Gap, Inc. 144A, 3.625%, 10/1/29	3,206,000	2,354,694
144A, 3.875%, 10/1/31	3,206,000	2,303,816
Kohl’s Corp., 3.625%, 5/1/31	2,138,000	1,505,334
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	3,506,000	2,513,413
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	1,710,000	1,554,202
144A, 3.875%, 6/1/29	3,420,000	2,860,984
144A, 4.375%, 1/15/31	2,351,000	1,960,229
Macy’s Retail Holdings LLC 144A, 5.875%, 4/1/29	2,138,000	1,944,917
144A, 5.875%, 3/15/30	1,817,000	1,604,048
144A, 6.125%, 3/15/32	1,817,000	1,564,873
Michaels Cos., Inc. 144A, 5.25%, 5/1/28	3,634,000	3,028,049
144A, 7.875%, 5/1/29	5,558,000	4,189,037
Murphy Oil USA, Inc. 4.75%, 9/15/29	2,138,000	1,910,827
144A, 3.75%, 2/15/31	2,138,000	1,732,134
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	4,703,000	4,543,192
Nordstrom, Inc. 4.375%, 4/1/30	2,138,000	1,688,646
4.25%, 8/1/31	1,817,000	1,332,806

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Retail (Continued)
Penske Automotive Group, Inc. 3.50%, 9/1/25	$2,351,000	$2,201,151
3.75%, 6/15/29	2,138,000	1,798,614
PetSmart, Inc. / PetSmart Finance Corp. 144A, 4.75%, 2/15/28	5,130,000	4,703,902
144A, 7.75%, 2/15/29	4,916,000	4,785,700
QVC, Inc. 4.85%, 4/1/24	2,565,000	2,412,844
4.45%, 2/15/25	2,565,000	2,077,419
4.75%, 2/15/27	2,458,000	1,576,414
4.375%, 9/1/28	2,138,000	1,194,276
Rite Aid Corp., 144A, 8.00%, 11/15/26	3,634,000	1,930,017
Sonic Automotive, Inc. 144A, 4.625%, 11/15/29	2,779,000	2,310,780
144A, 4.875%, 11/15/31	2,138,000	1,703,494
SRS Distribution, Inc. 144A, 4.625%, 7/1/28	2,779,000	2,434,129
144A, 6.125%, 7/1/29	1,924,000	1,611,105
144A, 6.00%, 12/1/29	3,634,000	3,040,186
Staples, Inc. 144A, 7.50%, 4/15/26	8,550,000	7,619,076
144A, 10.75%, 4/15/27 (a)	4,060,000	3,113,634
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	2,779,000	2,315,436
Yum! Brands, Inc. 144A, 4.75%, 1/15/30	3,420,000	3,120,237
3.625%, 3/15/31	4,489,000	3,760,278
4.625%, 1/31/32	4,703,000	4,162,061
5.375%, 4/1/32	4,275,000	3,964,899

(Cost $199,793,501)		165,386,063

Toys/Games/Hobbies — 0.2%
Mattel, Inc. 144A, 3.375%, 4/1/26	2,565,000	2,356,504
144A, 5.875%, 12/15/27	2,565,000	2,507,672
144A, 3.75%, 4/1/29	2,565,000	2,221,303

(Cost $7,802,262)		7,085,479

Consumer, Non-cyclical — 15.7%
Agriculture — 0.3%
Darling Ingredients, Inc. 144A, 5.25%, 4/15/27	2,138,000	2,054,896
144A, 6.00%, 6/15/30	4,275,000	4,136,062
Vector Group Ltd. 144A, 10.50%, 11/1/26	2,373,000	2,380,785
144A, 5.75%, 2/1/29	3,741,000	3,236,401

(Cost $12,639,039)		11,808,144

Beverages — 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29
(Cost $3,148,028)	3,206,000	2,749,017

Biotechnology — 0.1%
Grifols Escrow Issuer SA, 144A, 4.75%, 10/15/28 (Cost $2,841,141)	3,014,000	2,579,683

	Principal Amount	Value
Commercial Services — 4.1%
ADT Security Corp., 144A, 4.125%, 8/1/29	$4,275,000	$3,671,071
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	8,294,000	7,886,474
144A, 9.75%, 7/15/27	4,489,000	4,124,673
144A, 6.00%, 6/1/29	4,104,000	3,071,680
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	5,237,000	4,358,535
APX Group, Inc. 144A, 6.75%, 2/15/27	2,565,000	2,465,744
144A, 5.75%, 7/15/29	3,420,000	2,869,072
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 4.75%, 4/1/28	2,138,000	1,899,405
144A, 5.375%, 3/1/29 (a)	2,565,000	2,311,476
Block, Inc. 2.75%, 6/1/26	4,275,000	3,818,691
3.50%, 6/1/31	4,275,000	3,457,855
Brink’s Co. 144A, 5.50%, 7/15/25	1,710,000	1,666,510
144A, 4.625%, 10/15/27	2,565,000	2,328,225
Garda World Security Corp. 144A, 4.625%, 2/15/27	2,437,000	2,173,036
144A, 9.50%, 11/1/27	2,584,000	2,486,659
144A, 6.00%, 6/1/29	2,138,000	1,756,645
Gartner, Inc. 144A, 4.50%, 7/1/28	3,420,000	3,141,488
144A, 3.625%, 6/15/29	2,565,000	2,221,931
144A, 3.75%, 10/1/30	3,420,000	2,898,938
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	5,130,000	4,838,103
Hertz Corp. 144A, 4.625%, 12/1/26	2,138,000	1,906,346
144A, 5.00%, 12/1/29	4,275,000	3,553,829
MPH Acquisition Holdings LLC 144A, 5.50%, 9/1/28	4,489,000	3,406,365
144A, 5.75%, 11/1/28 (a)	4,975,000	3,240,367
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.25%, 4/15/24	3,206,000	3,152,804
144A, 5.75%, 4/15/26	5,767,000	5,579,082
144A, 3.375%, 8/31/27	4,275,000	3,702,237
144A, 6.25%, 1/15/28	5,557,500	5,158,110
Sabre GLBL, Inc. 144A, 9.25%, 4/15/25	3,313,000	3,264,344
144A, 7.375%, 9/1/25	3,634,000	3,406,233
144A, 11.25%, 12/15/27	2,373,000	2,372,988
Service Corp. International 4.625%, 12/15/27	2,351,000	2,191,485
5.125%, 6/1/29	3,206,000	3,009,633
3.375%, 8/15/30	3,634,000	2,956,114
4.00%, 5/15/31	3,420,000	2,892,328
Sotheby’s, 144A, 7.375%, 10/15/27 (a)	3,270,000	3,087,796

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
United Rentals North America, Inc. 5.50%, 5/15/27	$2,138,000	$2,097,592
3.875%, 11/15/27	3,206,000	2,960,420
4.875%, 1/15/28	7,136,000	6,808,458
5.25%, 1/15/30	3,206,000	3,025,871
4.00%, 7/15/30	3,206,000	2,830,080
3.875%, 2/15/31	4,703,000	4,030,827
3.75%, 1/15/32	3,206,000	2,694,354
Williams Scotsman International, Inc. 144A, 6.125%, 6/15/25	2,251,000	2,211,916
144A, 4.625%, 8/15/28	2,138,000	1,935,403

(Cost $164,004,607)		144,921,193

Cosmetics/Personal Care — 0.3%
Coty, Inc. 144A, 5.00%, 4/15/26	3,848,000	3,664,662
144A, 6.50%, 4/15/26 (a)	2,022,000	1,983,582
Edgewell Personal Care Co. 144A, 5.50%, 6/1/28	3,206,000	2,997,225
144A, 4.125%, 4/1/29	2,138,000	1,825,425

(Cost $11,310,963)		10,470,894

Food — 2.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.25%, 3/15/26	3,318,000	3,048,435
144A, 7.50%, 3/15/26	2,565,000	2,613,088
144A, 4.625%, 1/15/27	5,771,000	5,431,175
144A, 5.875%, 2/15/28	3,206,000	3,106,470
144A, 6.50%, 2/15/28	2,120,000	2,109,230
144A, 3.50%, 3/15/29	6,369,000	5,405,689
144A, 4.875%, 2/15/30	4,275,000	3,840,353
B&G Foods, Inc. 5.25%, 4/1/25	3,848,000	3,468,407
5.25%, 9/15/27	2,351,000	1,896,987
Lamb Weston Holdings, Inc. 144A, 4.875%, 5/15/28	2,138,000	2,017,136
144A, 4.125%, 1/31/30	4,147,000	3,643,489
144A, 4.375%, 1/31/32	2,993,000	2,636,192
Performance Food Group, Inc. 144A, 5.50%, 10/15/27	4,532,000	4,301,729
144A, 4.25%, 8/1/29	4,275,000	3,736,628
Pilgrim’s Pride Corp., 144A, 5.875%, 9/30/27	3,414,000	3,344,588
Post Holdings, Inc. 144A, 5.75%, 3/1/27	1,963,000	1,912,950
144A, 5.625%, 1/15/28	4,023,000	3,845,606
144A, 5.50%, 12/15/29	5,276,000	4,821,677
144A, 4.625%, 4/15/30	6,336,000	5,499,870
144A, 4.50%, 9/15/31	4,882,000	4,116,790
Sigma Holdco BV, 144A, 7.875%, 5/15/26	2,084,000	1,662,584
US Foods, Inc. 144A, 6.25%, 4/15/25	4,275,000	4,265,044
144A, 4.75%, 2/15/29	3,848,000	3,471,531
144A, 4.625%, 6/1/30	2,138,000	1,869,161

(Cost $90,916,765)		82,064,809

	Principal Amount	Value
Healthcare-Products — 0.5%
Avantor Funding, Inc. 144A, 4.625%, 7/15/28	$6,626,000	$6,097,709
144A, 3.875%, 11/1/29	3,420,000	2,962,370
Hologic, Inc. 144A, 4.625%, 2/1/28	1,710,000	1,596,081
144A, 3.25%, 2/15/29	4,061,000	3,505,678
Teleflex, Inc. 4.625%, 11/15/27	2,138,000	2,018,486
144A, 4.25%, 6/1/28	2,138,000	1,931,662

(Cost $20,176,847)		18,111,986

Healthcare-Services — 4.6%
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	2,138,000	2,062,860
144A, 3.125%, 2/15/29	2,351,000	2,031,452
144A, 3.50%, 4/1/30 (a)	2,779,000	2,416,549
Charles River Laboratories International, Inc. 144A, 4.25%, 5/1/28	2,138,000	1,930,849
144A, 3.75%, 3/15/29	2,138,000	1,858,136
144A, 4.00%, 3/15/31	2,138,000	1,830,398
CHS/Community Health Systems, Inc. 144A, 8.00%, 3/15/26	8,981,000	8,767,522
144A, 5.625%, 3/15/27	8,123,000	7,137,964
144A, 8.00%, 12/15/27	2,992,000	2,905,262
144A, 6.875%, 4/1/28	3,232,000	2,197,808
144A, 6.00%, 1/15/29	3,848,000	3,332,438
144A, 6.875%, 4/15/29 (a)	5,927,000	4,151,184
144A, 6.125%, 4/1/30	5,267,000	3,589,460
144A, 5.25%, 5/15/30	6,562,000	5,259,509
144A, 4.75%, 2/15/31	4,522,000	3,498,581
DaVita, Inc. 144A, 4.625%, 6/1/30	11,757,000	9,702,170
144A, 3.75%, 2/15/31	6,413,000	4,865,319
Encompass Health Corp. 4.50%, 2/1/28	3,420,000	3,143,732
4.75%, 2/1/30	3,420,000	3,029,175
4.625%, 4/1/31	1,710,000	1,463,888
Envision Healthcare Corp., 144A, 8.75%, 10/15/26	4,050,000	952,641
IQVIA, Inc. 144A, 5.00%, 10/15/26	4,489,000	4,291,708
144A, 5.00%, 5/15/27	4,703,000	4,479,655
Legacy LifePoint Health LLC 144A, 6.75%, 4/15/25	2,565,000	2,454,038
144A, 4.375%, 2/15/27	2,565,000	2,167,425
LifePoint Health, Inc., 144A, 5.375%, 1/15/29	2,138,000	1,405,735
ModivCare, Inc., 144A, 5.875%, 11/15/25	2,171,000	2,039,283
Molina Healthcare, Inc. 144A, 4.375%, 6/15/28	3,420,000	3,109,464
144A, 3.875%, 11/15/30	2,779,000	2,344,146
144A, 3.875%, 5/15/32	3,206,000	2,635,460
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	5,429,000	4,626,525

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Healthcare-Services (Continued)
Select Medical Corp., 144A, 6.25%, 8/15/26	$5,237,000	$5,007,331
Tenet Healthcare Corp. 4.625%, 7/15/24	3,000,000	2,954,070
4.875%, 1/1/26	8,978,000	8,559,462
6.25%, 2/1/27	5,910,000	5,761,231
5.125%, 11/1/27	6,673,000	6,287,034
4.625%, 6/15/28	2,657,000	2,406,412
6.125%, 10/1/28 (a)	11,523,000	10,669,146
4.25%, 6/1/29	6,201,000	5,435,797
4.375%, 1/15/30	5,222,000	4,583,872
144A, 6.125%, 6/15/30	8,667,000	8,267,516

(Cost $188,637,696)		165,612,207

Household Products/Wares — 0.2%
Central Garden & Pet Co. 4.125%, 10/15/30	2,138,000	1,783,391
144A, 4.125%, 4/30/31	1,710,000	1,402,429
Spectrum Brands, Inc. 5.75%, 7/15/25	1,879,000	1,844,121
144A, 3.875%, 3/15/31	2,138,000	1,694,589

(Cost $7,780,551)		6,724,530

Pharmaceuticals — 3.2%
AdaptHealth LLC 144A, 4.625%, 8/1/29	2,138,000	1,796,561
144A, 5.125%, 3/1/30	2,565,000	2,210,119
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	3,167,000	2,371,314
144A, 8.50%, 1/31/27	2,747,000	1,448,136
Bausch Health Cos., Inc. 144A, 5.50%, 11/1/25	7,182,000	6,254,229
144A, 9.00%, 12/15/25	4,101,000	3,252,415
144A, 6.125%, 2/1/27	4,275,000	2,954,645
144A, 5.75%, 8/15/27	2,138,000	1,421,301
144A, 5.00%, 1/30/28	1,852,000	800,437
144A, 4.875%, 6/1/28	6,840,000	4,281,532
144A, 11.00%, 9/30/28	7,584,000	5,971,999
144A, 5.00%, 2/15/29	1,932,000	833,959
144A, 6.25%, 2/15/29	3,509,000	1,543,630
144A, 5.25%, 1/30/30	3,329,000	1,439,793
144A, 5.25%, 2/15/31	1,978,000	885,857
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	2,138,000	1,893,535
Elanco Animal Health, Inc., 6.65%, 8/28/28	3,127,000	2,993,696
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A, 7.875%, 9/1/25	2,565,000	2,471,224
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	2,565,000	1,991,081
Jazz Securities DAC, 144A, 4.375%, 1/15/29	6,413,000	5,685,605
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A, 10.00%, 4/15/25 (a)	2,116,000	1,896,852
144A, 11.50%, 12/15/28	2,779,000	2,495,389

	Principal Amount	Value
Pharmaceuticals (Continued)
Organon & Co. / Organon Foreign Debt Co.-Issuer BV 144A, 4.125%, 4/30/28	$8,978,000	$7,932,961
144A, 5.125%, 4/30/31	8,550,000	7,267,115
Owens & Minor, Inc. 144A, 4.50%, 3/31/29 (a)	2,138,000	1,643,128
144A, 6.625%, 4/1/30	2,565,000	2,116,484
Perrigo Finance Unlimited Co. 3.90%, 12/15/24	2,993,000	2,868,147
4.375%, 3/15/26	2,993,000	2,815,725
4.40%, 6/15/30	3,206,000	2,757,449
Prestige Brands, Inc. 144A, 5.125%, 1/15/28	1,710,000	1,607,873
144A, 3.75%, 4/1/31	2,565,000	2,086,692
Teva Pharmaceutical Finance Netherlands III BV 6.00%, 4/15/24	5,336,000	5,330,477
7.125%, 1/31/25	4,270,000	4,327,880
3.15%, 10/1/26	14,963,000	13,114,022
6.75%, 3/1/28 (a)	5,343,000	5,140,981

(Cost $144,606,143)		115,902,243

Energy — 10.6%
Oil & Gas — 5.2%
Antero Resources Corp. 144A, 7.625%, 2/1/29	1,740,000	1,754,698
144A, 5.375%, 3/1/30	2,565,000	2,339,103
Apache Corp., 4.25%, 1/15/30 (a)	2,419,000	2,139,191
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 144A, 7.00%, 11/1/26	2,552,000	2,479,332
144A, 5.875%, 6/30/29	1,710,000	1,489,470
Callon Petroleum Co. 144A, 8.00%, 8/1/28	2,779,000	2,727,797
144A, 7.50%, 6/15/30 (a)	2,565,000	2,412,126
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	2,230,000	2,314,294
Chesapeake Energy Corp. 144A, 5.50%, 2/1/26	2,138,000	2,097,752
144A, 5.875%, 2/1/29	2,138,000	2,000,067
144A, 6.75%, 4/15/29	4,061,000	3,938,459
CNX Resources Corp. 144A, 6.00%, 1/15/29	2,138,000	1,940,684
144A, 7.375%, 1/15/31	2,138,000	2,039,652
Comstock Resources, Inc. 144A, 6.75%, 3/1/29	5,232,000	4,819,849
144A, 5.875%, 1/15/30	4,125,000	3,553,337
Crescent Energy Finance LLC 144A, 7.25%, 5/1/26	2,993,000	2,772,625
144A, 9.25%, 2/15/28	1,710,000	1,669,259
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	4,313,000	4,166,638
CVR Energy, Inc. 144A, 5.25%, 2/15/25	2,565,000	2,465,170
144A, 5.75%, 2/15/28	1,710,000	1,519,292

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Energean PLC, 144A, 6.50%, 4/30/27	$1,954,000	$1,815,258
Kosmos Energy Ltd. 144A, 7.125%, 4/4/26	2,779,000	2,504,074
144A, 7.75%, 5/1/27	1,701,000	1,494,031
144A, 7.50%, 3/1/28	1,924,000	1,654,659
Leviathan Bond Ltd. 144A,REGS, 6.125%, 6/30/25	2,563,429	2,499,343
144A,REGS, 6.50%, 6/30/27	2,564,289	2,454,025
144A,REGS, 6.75%, 6/30/30	2,349,059	2,202,919
MEG Energy Corp. 144A, 7.125%, 2/1/27	2,317,000	2,354,176
144A, 5.875%, 2/1/29	2,565,000	2,395,018
Murphy Oil Corp. 5.875%, 12/1/27	2,322,000	2,221,694
6.375%, 7/15/28	1,932,000	1,866,911
Northern Oil and Gas, Inc., 144A, 8.125%, 3/1/28	3,093,000	2,987,529
Occidental Petroleum Corp. 2.90%, 8/15/24	2,582,000	2,464,051
5.875%, 9/1/25	2,593,000	2,589,409
5.50%, 12/1/25	1,987,000	1,971,352
5.55%, 3/15/26	3,642,000	3,618,892
8.50%, 7/15/27	2,092,000	2,246,693
6.375%, 9/1/28	2,470,000	2,498,269
8.875%, 7/15/30	4,275,000	4,862,727
6.625%, 9/1/30	6,197,000	6,376,248
6.125%, 1/1/31	4,885,000	4,909,278
7.50%, 5/1/31	3,717,000	3,972,618
7.875%, 9/15/31	2,072,000	2,252,813
Parkland Corp. 144A, 5.875%, 7/15/27	2,138,000	2,007,927
144A, 4.50%, 10/1/29	3,420,000	2,876,545
144A, 4.625%, 5/1/30	3,420,000	2,850,519
PBF Holding Co. LLC / PBF Finance Corp. 7.25%, 6/15/25	2,858,000	2,852,298
6.00%, 2/15/28	3,533,000	3,295,229
Permian Resources Operating LLC, 144A, 5.875%, 7/1/29	2,992,000	2,686,277
Puma International Financing SA 144A, 5.125%, 10/6/24 (a)	2,567,000	2,480,364
144A, 5.00%, 1/24/26	3,110,000	2,833,984
Range Resources Corp. 4.875%, 5/15/25	3,206,000	3,131,260
8.25%, 1/15/29	2,565,000	2,634,807
144A,4.75%, 2/15/30 (a)	2,138,000	1,915,659
SM Energy Co. 6.75%, 9/15/26	1,792,000	1,730,960
6.625%, 1/15/27 (a)	1,782,000	1,690,468
6.50%, 7/15/28	1,710,000	1,579,262
Southwestern Energy Co. 5.375%, 2/1/29	2,974,000	2,785,025
5.375%, 3/15/30	5,130,000	4,701,748
4.75%, 2/1/32	4,916,000	4,231,889
Sunoco LP / Sunoco Finance Corp. 6.00%, 4/15/27	2,565,000	2,523,191
4.50%, 5/15/29	3,420,000	3,004,860
4.50%, 4/30/30	3,418,000	2,965,115

	Principal Amount	Value
Oil & Gas (Continued)
Transocean, Inc. 144A, 7.50%, 1/15/26	$2,637,000	$2,423,179
144A, 11.50%, 1/30/27	3,253,000	3,346,556
144A, 8.00%, 2/1/27	2,760,000	2,446,064
144A, 8.75%, 2/15/30	4,200,000	4,268,176
Tullow Oil PLC, 144A, 7.00%, 3/1/25	3,420,000	2,157,387
Vital Energy, Inc., 9.50%, 1/15/25	1,948,000	1,965,600

(Cost $201,002,699)		186,235,131

Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	2,138,000	2,076,169
144A,6.25%, 4/1/28	3,420,000	3,218,018
CGG SA, 144A, 8.75%, 4/1/27 (a)	2,138,000	1,879,431
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	3,099,000	2,986,311
6.875%, 9/1/27	3,206,000	3,039,737
Weatherford International Ltd. 144A, 6.50%, 9/15/28	2,138,000	2,102,808
144A, 8.625%, 4/30/30	6,840,000	6,838,735

(Cost $23,470,765)		22,141,209

Pipelines — 4.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 7.875%, 5/15/26	2,351,000	2,376,859
144A, 5.75%, 3/1/27	2,779,000	2,626,669
144A, 5.75%, 1/15/28	2,779,000	2,611,510
144A, 5.375%, 6/15/29	3,206,000	2,888,638
Buckeye Partners LP 144A, 4.125%, 3/1/25	2,138,000	2,006,544
3.95%, 12/1/26	2,565,000	2,270,676
4.125%, 12/1/27	1,710,000	1,481,742
144A, 4.50%, 3/1/28	2,138,000	1,879,323
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	5,985,000	5,247,520
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.75%, 4/1/25	2,138,000	2,076,150
144A, 5.625%, 5/1/27	2,565,000	2,363,668
144A, 6.00%, 2/1/29	2,993,000	2,725,950
144A, 8.00%, 4/1/29	1,924,000	1,916,169
DT Midstream, Inc. 144A, 4.125%, 6/15/29	4,703,000	4,025,602
144A, 4.375%, 6/15/31	4,275,000	3,584,908
EnLink Midstream LLC 144A, 5.625%, 1/15/28	2,138,000	2,038,594
5.375%, 6/1/29	2,132,000	1,981,976
144A, 6.50%, 9/1/30	2,993,000	2,951,861
EnLink Midstream Partners LP 4.15%, 6/1/25	1,802,000	1,729,920
4.85%, 7/15/26	2,099,000	1,992,130

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
EQM Midstream Partners LP 144A, 6.00%, 7/1/25	$1,710,000	$1,652,088
4.125%, 12/1/26	2,138,000	1,904,801
144A, 7.50%, 6/1/27	2,138,000	2,094,780
144A, 6.50%, 7/1/27	3,848,000	3,649,020
5.50%, 7/15/28	3,634,000	3,246,997
144A, 4.50%, 1/15/29	3,420,000	2,856,416
144A, 7.50%, 6/1/30	2,138,000	2,039,712
144A, 4.75%, 1/15/31	4,703,000	3,828,924
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	2,286,000	2,198,122
8.00%, 1/15/27	4,195,000	4,101,682
7.75%, 2/1/28	2,904,000	2,781,221
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	3,399,000	3,309,963
144A, 5.125%, 6/15/28	2,351,000	2,159,212
144A, 4.25%, 2/15/30	3,206,000	2,710,320
144A, 5.50%, 10/15/30	1,710,000	1,549,568
ITT Holdings LLC, 144A, 6.50%, 8/1/29	5,216,000	4,294,515
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	5,344,000	5,003,748
144A, 6.50%, 9/30/26	6,412,000	5,875,540
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	8,764,000	8,378,479
NuStar Logistics LP 5.75%, 10/1/25	2,565,000	2,476,332
6.00%, 6/1/26	2,138,000	2,033,763
5.625%, 4/28/27	2,351,000	2,189,907
6.375%, 10/1/30	2,565,000	2,394,762
Rockies Express Pipeline LLC 144A, 3.60%, 5/15/25	1,710,000	1,583,143
144A, 4.95%, 7/15/29	2,351,000	2,047,251
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A, 8.50%, 10/15/26	3,356,000	3,190,459
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 7.50%, 10/1/25	2,565,000	2,555,766
144A, 6.00%, 3/1/27	1,838,000	1,708,921
144A, 5.50%, 1/15/28	3,206,000	2,882,323
144A, 6.00%, 12/31/30	3,100,000	2,677,377
144A, 6.00%, 9/1/31	1,999,000	1,711,752
Venture Global Calcasieu Pass LLC 144A, 3.875%, 8/15/29	5,344,000	4,614,250
144A, 6.25%, 1/15/30	4,275,000	4,221,883
144A, 4.125%, 8/15/31	5,344,000	4,589,828
144A, 3.875%, 11/1/33	5,344,000	4,363,109
Western Midstream Operating LP 3.35%, 2/1/25	3,124,000	2,964,235
4.65%, 7/1/26	2,027,000	1,927,819
4.50%, 3/1/28	1,710,000	1,578,011
4.75%, 8/15/28	1,710,000	1,583,568
4.30%, 2/1/30	5,130,000	4,549,989

(Cost $191,647,928)		172,255,965

	Principal Amount	Value
Financial — 9.6%
Banks — 0.2%
Freedom Mortgage Corp. 144A, 8.25%, 4/15/25	$2,306,000	$2,184,243
144A, 7.625%, 5/1/26	2,195,000	1,876,067
144A, 6.625%, 1/15/27	2,400,000	1,958,556

(Cost $6,874,806)		6,018,866

Diversified Financial Services — 3.4%
Coinbase Global, Inc. 144A, 3.375%, 10/1/28	4,275,000	2,804,678
144A, 3.625%, 10/1/31	4,275,000	2,564,310
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28	4,275,000	1,746,880
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	4,245,000	3,586,649
LD Holdings Group LLC 144A, 6.50%, 11/1/25	2,138,000	1,586,152
144A, 6.125%, 4/1/28	2,565,000	1,520,019
LPL Holdings, Inc. 144A, 4.625%, 11/15/27	1,710,000	1,591,862
144A, 4.00%, 3/15/29	3,848,000	3,386,411
144A, 4.375%, 5/15/31	1,710,000	1,480,995
Nationstar Mortgage Holdings, Inc. 144A, 6.00%, 1/15/27	2,565,000	2,362,468
144A, 5.50%, 8/15/28	3,634,000	3,090,608
144A, 5.125%, 12/15/30	2,779,000	2,155,615
144A, 5.75%, 11/15/31	2,565,000	2,014,795
Navient Corp.
MTN, 6.125%, 3/25/24	3,634,000	3,610,997
5.875%, 10/25/24	2,138,000	2,085,885
6.75%, 6/25/25	2,138,000	2,110,206
6.75%, 6/15/26	2,138,000	2,061,708
5.00%, 3/15/27	2,993,000	2,663,905
4.875%, 3/15/28	2,138,000	1,819,523
5.50%, 3/15/29	3,206,000	2,715,367
NFP Corp. 144A, 4.875%, 8/15/28	2,351,000	2,060,221
144A, 6.875%, 8/15/28	8,869,000	7,563,927
OneMain Finance Corp. 6.125%, 3/15/24 (a)	5,431,000	5,360,628
6.875%, 3/15/25	5,338,000	5,239,327
7.125%, 3/15/26	6,840,000	6,655,045
3.50%, 1/15/27	3,206,000	2,695,800
6.625%, 1/15/28	3,208,000	2,990,522
3.875%, 9/15/28	2,564,000	2,040,970
5.375%, 11/15/29	3,165,000	2,669,741
4.00%, 9/15/30	3,599,000	2,752,110
PennyMac Financial Services, Inc. 144A, 5.375%, 10/15/25	2,778,000	2,534,057
144A, 4.25%, 2/15/29	2,779,000	2,177,705
144A, 5.75%, 9/15/31	2,138,000	1,706,664
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 144A, 2.875%, 10/15/26	4,916,000	4,218,813
144A, 3.625%, 3/1/29	3,206,000	2,587,081

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Diversified Financial Services (Continued)
144A, 3.875%, 3/1/31	$5,344,000	$4,169,773
144A, 4.00%, 10/15/33	3,634,000	2,685,645
SLM Corp. 4.20%, 10/29/25	2,138,000	1,960,104
3.125%, 11/2/26	2,138,000	1,846,740
Synchrony Financial, 7.25%, 2/2/33	3,206,000	3,084,524
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	3,420,000	3,153,805
144A, 5.75%, 6/15/27	2,138,000	1,877,865
144A, 5.50%, 4/15/29	2,993,000	2,480,748

(Cost $144,255,898)		121,470,848

Insurance — 0.6%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	3,954,000	3,698,656
144A, 10.125%, 8/1/26	1,710,000	1,704,532
144A, 4.25%, 2/15/29	2,993,000	2,447,227
144A, 6.00%, 8/1/29	2,138,000	1,740,978
AssuredPartners, Inc. 144A, 7.00%, 8/15/25	2,138,000	2,095,762
144A, 5.625%, 1/15/29	2,351,000	1,994,356
HUB International Ltd. 144A, 7.00%, 5/1/26	7,139,000	7,023,521
144A, 5.625%, 12/1/29	2,351,000	2,021,456

(Cost $24,657,722)		22,726,488

Real Estate — 0.6%
Howard Hughes Corp. 144A, 5.375%, 8/1/28	3,206,000	2,908,836
144A, 4.125%, 2/1/29	2,779,000	2,318,135
144A, 4.375%, 2/1/31	2,779,000	2,266,997
Kennedy-Wilson, Inc. 4.75%, 3/1/29	2,565,000	2,062,886
4.75%, 2/1/30	2,565,000	1,974,248
5.00%, 3/1/31	2,565,000	1,974,158
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 5.75%, 1/15/29	3,848,000	2,776,197
144A, 5.25%, 4/15/30	4,275,000	2,933,184
WeWork Cos., Inc., 144A, 7.875%, 5/1/25	2,860,000	1,518,227

(Cost $26,881,098)		20,732,868

Real Estate Investment Trusts — 4.2%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 144A, 5.75%, 5/15/26	4,042,000	3,725,430
144A, 4.50%, 4/1/27	3,206,000	2,750,443
Diversified Healthcare Trust 9.75%, 6/15/25	2,138,000	2,076,276
4.75%, 2/15/28	2,138,000	1,393,665
4.375%, 3/1/31	2,138,000	1,486,769
HAT Holdings I LLC / HAT Holdings II LLC 144A, 6.00%, 4/15/25	1,710,000	1,643,283
144A, 3.375%, 6/15/26	4,275,000	3,712,944

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	$4,275,000	$3,939,988
144A, 5.25%, 3/15/28	3,527,000	3,250,289
144A, 5.00%, 7/15/28	2,138,000	1,939,850
144A, 4.875%, 9/15/29	4,275,000	3,745,477
144A, 5.25%, 7/15/30	5,558,000	4,852,912
144A, 4.50%, 2/15/31	4,703,000	3,898,305
144A, 5.625%, 7/15/32	2,565,000	2,222,136
iStar, Inc. 4.75%, 10/1/24	3,358,000	3,352,903
4.25%, 8/1/25	2,221,000	2,211,571
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 144A, 4.25%, 2/1/27	2,787,000	2,372,244
144A, 4.75%, 6/15/29	2,779,000	2,262,507
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26 (a)	2,138,000	1,902,297
5.00%, 10/15/27 (a)	5,985,000	4,918,049
4.625%, 8/1/29	3,848,000	2,881,267
3.50%, 3/15/31	5,558,000	3,815,456
Office Properties Income Trust 4.50%, 2/1/25	2,779,000	2,558,251
3.45%, 10/15/31	1,710,000	1,142,075
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 7.50%, 6/1/25	2,779,000	2,789,832
144A, 5.875%, 10/1/28	3,099,000	2,759,990
144A, 4.875%, 5/15/29	3,206,000	2,682,360
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	2,990,500	2,752,157
144A, 4.50%, 2/15/29	2,565,000	2,235,047
RLJ Lodging Trust LP 144A, 3.75%, 7/1/26	2,138,000	1,936,595
144A, 4.00%, 9/15/29	2,138,000	1,764,449
SBA Communications Corp. 3.875%, 2/15/27	6,395,000	5,791,989
3.125%, 2/1/29	6,412,000	5,300,159
Service Properties Trust 4.35%, 10/1/24	3,527,000	3,379,801
7.50%, 9/15/25	3,420,000	3,393,324
4.75%, 10/1/26	1,924,000	1,671,244
4.95%, 2/15/27	1,710,000	1,475,593
5.50%, 12/15/27	1,924,000	1,735,809
3.95%, 1/15/28	1,710,000	1,368,171
4.95%, 10/1/29	1,817,000	1,435,296
4.375%, 2/15/30	1,710,000	1,308,310
Starwood Property Trust, Inc. 144A, 3.75%, 12/31/24	1,710,000	1,611,192
4.75%, 3/15/25	2,137,000	2,025,576
144A, 3.625%, 7/15/26	1,710,000	1,497,649
144A, 4.375%, 1/15/27	2,138,000	1,854,769
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 144A, 7.875%, 2/15/25	9,970,000	10,169,806
144A, 6.00%, 1/15/30	2,957,000	1,836,391

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 10.50%, 2/15/28	$11,000,000	$11,026,345
144A, 4.75%, 4/15/28	2,521,000	2,001,775
144A, 6.50%, 2/15/29	4,665,000	3,060,480
XHR LP 144A, 6.375%, 8/15/25	2,138,000	2,075,744
144A, 4.875%, 6/1/29	2,138,000	1,828,247

(Cost $171,455,362)		150,822,487

Venture Capital — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24	4,701,000	4,572,992
6.375%, 12/15/25	3,195,000	3,156,500
6.25%, 5/15/26	5,336,000	5,182,350
5.25%, 5/15/27	6,205,000	5,746,256
4.375%, 2/1/29	3,205,000	2,772,125

(Cost $22,892,973)		21,430,223

Industrial — 8.3%
Aerospace/Defense — 3.0%
Bombardier, Inc. 144A, 7.50%, 3/15/25	4,764,000	4,764,302
144A, 7.125%, 6/15/26	5,130,000	5,044,611
144A, 7.875%, 4/15/27	8,770,000	8,728,531
144A, 6.00%, 2/15/28	3,403,000	3,191,487
144A, 7.50%, 2/1/29	2,680,000	2,629,531
Howmet Aerospace, Inc. 5.125%, 10/1/24	4,582,000	4,535,722
6.875%, 5/1/25	2,565,000	2,612,350
3.00%, 1/15/29	2,993,000	2,573,097
Rolls-Royce PLC 144A, 3.625%, 10/14/25	4,275,000	3,975,750
144A, 5.75%, 10/15/27	4,275,000	4,131,424
Spirit AeroSystems, Inc. 144A, 7.50%, 4/15/25	5,130,000	5,130,898
4.60%, 6/15/28 (a)	2,993,000	2,474,014
144A, 9.375%, 11/30/29	3,848,000	4,083,305
TransDigm, Inc. 144A, 8.00%, 12/15/25	3,895,000	3,984,312
144A, 6.25%, 3/15/26	18,809,000	18,584,081
6.375%, 6/15/26	4,061,000	3,942,675
7.50%, 3/15/27	2,438,000	2,409,719
5.50%, 11/15/27	11,370,000	10,484,936
4.625%, 1/15/29	5,130,000	4,413,891
4.875%, 5/1/29	3,205,000	2,751,280
Triumph Group, Inc. 144A, 8.875%, 6/1/24	2,539,000	2,652,848
144A, 6.25%, 9/15/24	2,569,000	2,567,394
7.75%, 8/15/25	2,171,000	2,078,092

(Cost $113,315,483)		107,744,250

Building Materials — 0.9%
Builders FirstSource, Inc. 144A, 5.00%, 3/1/30	2,351,000	2,120,515
144A, 4.25%, 2/1/32	5,558,000	4,671,674
144A, 6.375%, 6/15/32 (a)	2,993,000	2,876,897

	Principal Amount	Value
Building Materials (Continued)
JELD-WEN, Inc. 144A, 4.625%, 12/15/25	$1,710,000	$1,537,330
144A, 4.875%, 12/15/27	1,710,000	1,430,586
Smyrna Ready Mix Concrete LLC, 144A, 6.00%, 11/1/28	4,703,000	4,179,392
Standard Industries, Inc. 144A, 5.00%, 2/15/27	3,634,000	3,361,120
144A, 4.75%, 1/15/28	4,275,000	3,844,032
144A, 4.375%, 7/15/30	6,840,000	5,701,003
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	3,039,000	2,799,268

(Cost $37,104,257)		32,521,817

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc. 144A, 4.75%, 6/15/28	2,496,000	2,180,568
144A, 4.375%, 3/31/29	3,383,000	2,884,007
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	6,413,000	6,486,012
144A, 7.25%, 6/15/28	5,665,000	5,745,108

(Cost $18,362,213)		17,295,695

Electronics — 0.4%
Sensata Technologies BV 144A, 5.625%, 11/1/24	1,710,000	1,693,615
144A, 5.00%, 10/1/25	2,993,000	2,914,597
144A, 4.00%, 4/15/29	4,275,000	3,775,231
144A, 5.875%, 9/1/30	2,138,000	2,029,831
Sensata Technologies, Inc. 144A, 4.375%, 2/15/30	1,924,000	1,704,078
144A, 3.75%, 2/15/31	3,206,000	2,675,630

(Cost $16,521,691)		14,792,982

Engineering & Construction — 0.2%
IHS Holding Ltd. 144A, 5.625%, 11/29/26	2,141,000	1,834,837
144A, 6.25%, 11/29/28	2,138,000	1,761,177
Promontoria Holding 264 BV, 144A, 7.875%, 3/1/27	1,710,000	1,646,689

(Cost $5,233,779)		5,242,703

Environmental Control — 0.7%
Clean Harbors, Inc., 144A, 6.375%, 2/1/31	2,171,000	2,158,366
Covanta Holding Corp., 5.00%, 9/1/30	1,710,000	1,418,638
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	2,138,000	2,048,696
144A, 3.75%, 8/1/25	3,206,000	3,021,126
144A, 5.125%, 12/15/26	2,138,000	2,049,025
144A, 4.00%, 8/1/28	3,206,000	2,792,263
144A, 3.50%, 9/1/28	3,206,000	2,804,609
144A, 4.75%, 6/15/29	3,206,000	2,860,473
144A, 4.375%, 8/15/29	2,351,000	2,037,353
Stericycle, Inc. 144A, 5.375%, 7/15/24	2,565,000	2,527,947
144A, 3.875%, 1/15/29	2,138,000	1,834,814

(Cost $28,116,016)		25,553,310

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Machinery-Diversified — 0.2%
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	$1,712,000	$1,573,004
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	6,669,000	6,047,456

(Cost $8,532,246)		7,620,460

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc., 5.75%, 6/15/25 (Cost $1,869,964)	1,840,000	1,818,960

Packaging & Containers — 2.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A, 6.00%, 6/15/27	2,565,000	2,485,151
144A, 3.25%, 9/1/28	2,538,000	2,133,175
144A, 4.00%, 9/1/29	4,489,000	3,605,767
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	2,633,000	2,548,086
144A, 4.125%, 8/15/26	5,405,000	4,923,847
144A, 5.25%, 8/15/27 (a)	4,275,000	3,515,525
144A, 5.25%, 8/15/27	3,420,000	2,812,420
Ball Corp. 5.25%, 7/1/25	4,275,000	4,202,181
4.875%, 3/15/26	3,206,000	3,101,052
6.875%, 3/15/28	3,206,000	3,240,945
2.875%, 8/15/30	5,558,000	4,442,231
3.125%, 9/15/31	3,634,000	2,913,796
Berry Global, Inc., 144A, 5.625%, 7/15/27	2,138,000	2,060,166
Crown Americas LLC, 5.25%, 4/1/30 (a)	2,171,000	2,022,619
Graphic Packaging International LLC 144A, 3.50%, 3/15/28	1,924,000	1,685,078
144A, 3.75%, 2/1/30	1,710,000	1,459,015
LABL, Inc. 144A, 6.75%, 7/15/26	2,993,000	2,850,282
144A, 10.50%, 7/15/27	2,950,000	2,760,551
144A, 5.875%, 11/1/28	2,138,000	1,856,051
144A, 8.25%, 11/1/29	1,967,000	1,595,018
OI European Group BV, 144A, 4.75%, 2/15/30	1,710,000	1,523,601
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 5/13/27	2,616,000	2,546,702
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	4,275,000	3,733,144
Sealed Air Corp. 144A, 5.125%, 12/1/24	1,817,000	1,786,912
144A, 5.50%, 9/15/25	1,710,000	1,684,350
144A, 4.00%, 12/1/27	1,817,000	1,623,630
144A, 5.00%, 4/15/29	1,817,000	1,676,491
Silgan Holdings, Inc., 4.125%, 2/1/28	2,475,000	2,264,996

(Cost $81,767,973)		73,052,782

	Principal Amount	Value
Transportation — 0.1%
Seaspan Corp., 144A, 5.50%, 8/1/29 (Cost $3,127,301)	$3,206,000	$2,416,645

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC 144A, 6.50%, 10/1/25	2,779,000	2,723,156
144A, 9.75%, 8/1/27	1,710,000	1,758,445
144A, 5.50%, 5/1/28	4,275,000	3,819,538

(Cost $8,927,925)		8,301,139

Technology — 4.5%
Computers — 1.4%
Diebold Nixdorf, Inc., 144A, 9.375%, 7/15/25	3,070,000	2,152,132
McAfee Corp., 144A, 7.375%, 2/15/30	8,636,000	6,854,444
NCR Corp. 144A, 5.75%, 9/1/27	2,138,000	2,074,038
144A, 5.00%, 10/1/28	2,779,000	2,391,708
144A, 5.125%, 4/15/29	5,130,000	4,386,765
144A, 6.125%, 9/1/29	2,138,000	2,082,102
144A, 5.25%, 10/1/30	1,924,000	1,591,721
Presidio Holdings, Inc. 144A, 4.875%, 2/1/27	2,244,000	2,045,975
144A, 8.25%, 2/1/28	2,351,000	2,236,606
Seagate HDD Cayman 4.875%, 3/1/24	1,935,000	1,908,684
4.75%, 1/1/25	2,049,000	1,980,379
4.875%, 6/1/27	2,159,000	2,034,967
4.091%, 6/1/29	2,114,000	1,825,862
144A,9.625%, 12/1/32	2,890,815	3,163,493
Western Digital Corp. 4.75%, 2/15/26	9,833,000	9,293,168
2.85%, 2/1/29	2,138,000	1,682,585
3.10%, 2/1/32	2,138,000	1,542,306

(Cost $54,091,426)		49,246,935

Office/Business Equipment — 0.2%
Xerox Holdings Corp. 144A, 5.00%, 8/15/25 (a)	3,206,000	2,987,737
144A, 5.50%, 8/15/28	3,206,000	2,696,407

(Cost $6,544,681)		5,684,144

Semiconductors — 0.5%
ams-OSRAM AG, 144A, 7.00%, 7/31/25 (a)	1,924,000	1,829,609
Entegris Escrow Corp. 144A, 4.75%, 4/15/29	6,600,000	6,006,285
144A, 5.95%, 6/15/30	3,826,000	3,563,341
Entegris, Inc. 144A, 4.375%, 4/15/28	1,710,000	1,513,366
144A, 3.625%, 5/1/29 (a)	1,944,000	1,613,734
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	3,039,000	2,673,727

(Cost $18,040,585)		17,200,062

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2023 (Unaudited)

	Principal Amount	Value
Software — 2.4%
AthenaHealth Group, Inc., 144A, 6.50%, 2/15/30	$10,047,000	$7,958,753
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	2,605,000	2,582,712
Clarivate Science Holdings Corp. 144A, 3.875%, 7/1/28	3,938,000	3,390,182
144A, 4.875%, 7/1/29	3,939,000	3,385,122
Cloud Software Group Holdings, Inc., 144A, 6.50%, 3/31/29	17,101,000	14,838,928
Fair Isaac Corp. 144A, 5.25%, 5/15/26	1,710,000	1,664,788
144A, 4.00%, 6/15/28	3,848,000	3,498,140
MicroStrategy, Inc., 144A, 6.125%, 6/15/28 (a)	2,138,000	1,777,084
MSCI, Inc. 144A, 4.00%, 11/15/29	4,275,000	3,782,948
144A, 3.625%, 9/1/30	3,848,000	3,279,073
144A, 3.875%, 2/15/31	4,275,000	3,685,905
144A, 3.625%, 11/1/31	2,565,000	2,147,405
144A, 3.25%, 8/15/33	2,993,000	2,363,437
Open Text Corp. 144A, 3.875%, 2/15/28	3,848,000	3,321,209
144A, 3.875%, 12/1/29	3,634,000	2,971,594
Open Text Holdings, Inc. 144A, 4.125%, 2/15/30	3,848,000	3,172,598
144A, 4.125%, 12/1/31	2,772,000	2,208,480
PTC, Inc. 144A, 3.625%, 2/15/25	2,138,000	2,035,301
144A, 4.00%, 2/15/28	2,138,000	1,944,083
Rackspace Technology Global, Inc. 144A, 3.50%, 2/15/28	2,351,000	1,433,722
144A, 5.375%, 12/1/28	2,351,000	926,487
ROBLOX Corp., 144A, 3.875%, 5/1/30	4,275,000	3,518,368
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	8,550,000	8,054,119
Twilio, Inc. 3.625%, 3/15/29	2,138,000	1,798,150
3.875%, 3/15/31	2,138,000	1,752,786

(Cost $100,642,576)		87,491,374

Utilities — 2.7%
Electric — 2.4%
Calpine Corp. 144A, 5.25%, 6/1/26	1,796,000	1,723,447
144A, 4.50%, 2/15/28	5,344,000	4,815,227
144A, 5.125%, 3/15/28	5,985,000	5,316,593
144A, 4.625%, 2/1/29	2,779,000	2,349,043
144A, 5.00%, 2/1/31	3,634,000	3,001,782
144A, 3.75%, 3/1/31	3,848,000	3,128,010
Clearway Energy Operating LLC 144A, 4.75%, 3/15/28	3,634,000	3,338,828
144A, 3.75%, 2/15/31	3,954,000	3,196,710
DPL, Inc., 4.125%, 7/1/25	1,858,000	1,744,876
Drax Finco PLC, 144A, 6.625%, 11/1/25	1,700,000	1,676,438
FirstEnergy Corp. Series B, 4.15%, 7/15/27	6,413,000	5,989,069
2.65%, 3/1/30	2,565,000	2,129,489

	Principal Amount	Value
Electric (Continued)
Series B, 2.25%, 9/1/30	$1,924,000	$1,536,218
NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24	2,993,000	2,895,398
144A, 3.875%, 10/15/26	2,138,000	1,937,242
144A, 4.50%, 9/15/27	2,351,000	2,147,921
NRG Energy, Inc. 5.75%, 1/15/28	3,510,000	3,298,186
144A, 3.375%, 2/15/29	2,138,000	1,738,474
144A, 5.25%, 6/15/29	3,134,000	2,786,048
144A, 3.625%, 2/15/31	4,403,000	3,417,279
PG&E Corp. 5.00%, 7/1/28	4,275,000	3,908,077
5.25%, 7/1/30	4,275,000	3,820,738
TransAlta Corp.,7.75%, 11/15/29	1,737,000	1,777,298
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	4,275,000	4,087,512
144A, 5.625%, 2/15/27	5,558,000	5,272,941
144A, 5.00%, 7/31/27	5,558,000	5,177,027
144A, 4.375%, 5/1/29	5,344,000	4,622,258

(Cost $98,138,496)		86,832,129

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	2,886,000	2,824,182
5.50%, 5/20/25	2,993,000	2,848,261
5.875%, 8/20/26	2,886,000	2,722,912
5.75%, 5/20/27	2,244,000	2,078,089

(Cost $11,496,467)		10,473,444

TOTAL CORPORATE BONDS (Cost $3,977,891,294)		3,503,117,032

SECURITIES LENDING COLLATERAL — 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c) (Cost $97,081,967)	97,081,967	97,081,967

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b) (Cost $45,273,491)	45,273,491	45,273,491

TOTAL INVESTMENTS — 102.0%
(Cost $4,120,246,752)		$3,645,472,490
Other assets and liabilities, net — (2.0%)		(71,801,512)

NET ASSETS — 100.0%		$3,573,670,978

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
CORPORATE BONDS — 0.0%
Financial — 0.0%
Deutsche Bank AG, 5.882%, 7/08/31 (d)
1,711,027	573,064		(2,188,899)	(536,171)	440,979	19,503	—	—	—
Deutsche Bank AG, 3.729%, 1/14/32 (d)
3,593,664	619,222		(4,058,837)	(1,424,285)	1,270,236	29,417	—	—	—
Deutsche Bank AG, 3.742%, 1/07/33 (d)
3,472,027	592,104		(3,923,327)	(1,320,470)	1,179,666	29,725	—	—	—

SECURITIES LENDING COLLATERAL — 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (b)(c)
78,245,816	18,836,151	(e)	—	—	—	1,122,676	—	97,081,967	97,081,967

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”, 4.51% (b)
21,909,142	205,950,395		(182,586,046)	—	—	481,399	—	45,273,491	45,273,491

108,931,676	226,570,936		(192,757,109)	(3,280,926)	2,890,881	1,682,720	—	142,355,458	142,355,458

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $103,098,822, which is 2.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $10,253,077.

(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$3,503,117,032	$—	$3,503,117,032
Short-Term Investments (a)	142,355,458	—	—	142,355,458

TOTAL	$142,355,458	$3,503,117,032	$—	$3,645,472,490

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	55

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF
Assets
Investment in non-affiliated securities at value	$13,523,518	$706,970,088	$—	$74,356,852
Investment in affiliated securities at value	—	—	43,977,836	—
Investment in DWS Government Money Market Series	266,481	5,136,544	480,896	1,112,435
Investment in DWS Government & Agency Securities Portfolio*	463,251	12,621,919	40,500	1,537,895
Foreign currency at value	3	400	—	26
Receivables:
Investment securities sold	405,649	27,345,804	—	4,182,965
Dividends	—	—	211	—
Interest	261,560	9,588,271	1,606	1,253,629
Securities lending income	1,046	11,902	151	3,151

Total assets	$14,921,508	$761,674,928	$44,501,200	$82,446,953

Liabilities
Payable upon return of securities loaned	$463,251	$12,621,919	$40,500	$1,537,895
Payables:
Investment securities purchased	609,437	29,488,166	—	5,266,737
Investment advisory fees	2,132	110,306	5,157	10,923

Total liabilities	1,074,820	42,220,391	45,657	6,815,555

Net Assets, at value	$13,846,688	$719,454,537	$44,455,543	$75,631,398

Net Assets Consist of
Paid-in capital	$26,949,152	$864,467,855	$49,186,402	$83,429,405
Distributable earnings (loss)	(13,102,464)	(145,013,318)	(4,730,859)	(7,798,007)

Net Assets, at value	$13,846,688	$719,454,537	$44,455,543	$75,631,398

Number of Common Shares outstanding	350,001	16,100,001	2,000,001	1,750,001

Net Asset Value	$39.56	$44.69	$22.23	$43.22

Investment in non-affiliated securities at cost	$15,143,518	$758,916,033	$—	$77,843,480

Investment in affiliated securities at cost	$—	$—	$48,462,184	$—

Value of securities loaned	$616,139	$12,173,331	$39,532	$2,102,499

Investment in DWS Government Money Market Series at cost	$266,481	$5,136,544	$480,896	$1,112,435

Investment in DWS Government & Agency Securities Portfolio at cost*	$463,251	$12,621,919	$40,500	$1,537,895

Non-cash collateral for securities on loan	$180,599	$—	$—	$649,843

Foreign currency at cost	$3	$380	$—	$25

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 28, 2023 (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF
Assets
Investment in non-affiliated securities at value	$3,503,117,032
Investment in DWS Government Money Market Series	45,273,491
Investment in DWS Government & Agency Securities Portfolio*	97,081,967
Cash	5,017,280
Foreign currency at value	4,400
Receivables:
Investment securities sold	351,399,371
Capital shares	58,087,616
Interest	57,241,407
Securities lending income	177,744
Due from authorized participant	239,267

Total assets	$4,117,639,575

Liabilities
Payable upon return of securities loaned	$97,081,967
Payables:
Investment securities purchased	132,084,331
Capital shares	314,356,153
Investment advisory fees	446,146

Total liabilities	543,968,597

Net Assets, at value	$3,573,670,978

Net Assets Consist of
Paid-in capital	$4,289,536,067
Distributable earnings (loss)	(715,865,089)

Net Assets, at value	$3,573,670,978

Number of Common Shares outstanding	104,587,501

Net Asset Value	$34.17

Investment in non-affiliated securities at cost	$3,977,891,294

Value of securities loaned	$103,098,822

Investment in DWS Government Money Market Series at cost	$45,273,491

Investment in DWS Government & Agency Securities Portfolio at cost*	$97,081,967

Non-cash collateral for securities on loan	$10,253,077

Foreign currency at cost	$4,283

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	57

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2023 (Unaudited)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF
Investment Income
Unaffiliated interest income	$455,138	$25,508,028	$—	$2,128,828
Affiliated interest income	—	64,452	—	—
Affiliated dividend income	—	—	1,390,151	—
Income distributions from affiliated funds	3,574	129,915	6,881	10,233
Affiliated securities lending income	5,790	94,983	1,006	17,474

Total investment income	464,502	25,797,378	1,398,038	2,156,535

Expenses
Investment advisory fees	22,502	1,280,896	71,745	72,061
Other expenses	58	4,045	44	243

Total expenses	22,560	1,284,941	71,789	72,304

Less fees waived (see note 3):
Waiver	(9,703)	(258,635)	(35,977)	(182)

Net expenses	12,857	1,026,306	35,812	72,122

Net investment income (loss)	451,645	24,771,072	1,362,226	2,084,413

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(565,749)	(19,845,048)	—	(1,602,882)
Investments in affiliates	—	(2,208,152)	(32,893)	—
In-kind redemptions	—	(35,001,763)	—	(1,682,527)
In-kind redemptions in affiliates	—	(67,525)	(237,593)	—
Foreign currency transactions	—	—	—	—
Payments by Affiliates (see note 6)	22	6,160	—	169

Net realized gain (loss)	(565,727)	(57,116,328)	(270,486)	(3,285,240)

Net change in unrealized appreciation (depreciation) on:
Investments	569,874	49,802,044	—	3,469,671
Investments in affiliates	—	1,898,234	276,671	—
Foreign currency translations	—	20	—	1

Net change in unrealized appreciation (depreciation)	569,874	51,700,298	276,671	3,469,672

Net realized and unrealized gain (loss) on investments and foreign currency transactions	4,147	(5,416,030)	6,185	184,432

Net Increase (Decrease) in Net Assets Resulting from Operations	$455,792	$19,355,042	$1,368,411	$2,268,845

See Notes to Financial Statements.	58

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 28, 2023 (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF
Investment Income
Unaffiliated interest income	$106,057,600
Affiliated interest income	78,645
Income distributions from affiliated funds	481,399
Affiliated securities lending income	1,122,676

Total investment income	107,740,320

Expenses
Investment advisory fees	3,791,927
Other expenses	4,150

Total expenses	3,796,077

Less fees waived (see note 3):
Waiver	(956,263)

Net expenses	2,839,814

Net investment income (loss)	104,900,506

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(87,766,008)
Investments in affiliates	(1,921,217)
In-kind redemptions	(13,690,619)
In-kind redemptions in affiliates	(1,359,709)
Foreign currency transactions	(8)
Payments by Affiliates (see note 6)	2,717

Net realized gain (loss)	(104,734,844)

Net change in unrealized appreciation (depreciation) on:
Investments	96,838,929
Investments in affiliates	2,890,881
Foreign currency translations	115

Net change in unrealized appreciation (depreciation)	99,729,925

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(5,004,919)

Net Increase (Decrease) in Net Assets Resulting from Operations	$99,895,587

See Notes to Financial Statements.	59

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers High Beta High Yield Bond ETF		Xtrackers Low Beta High Yield Bond ETF
	For the Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$451,645	$1,081,103	$24,771,072	$41,041,591
Net realized gain (loss)	(565,727)	(1,209,094)	(57,116,328)	(42,727,027)
Net change in net unrealized appreciation (depreciation)	569,874	(2,372,970)	51,700,298	(114,546,857)

Net increase (decrease) in net assets resulting from operations	455,792	(2,500,961)	19,355,042	(116,232,293)

Distributions to Shareholders	(462,643)	(1,152,992)	(28,052,910)	(42,567,833)

Fund Shares Transactions
Proceeds from shares sold	1,901,083	6,992,436	127,263,390	1,268,329,518
Value of shares redeemed	—	(10,724,660)	(839,777,690)	(419,246,955)

Net increase (decrease) in net assets resulting from fund share transactions	1,901,083	(3,732,224)	(712,514,300)	849,082,563

Total net increase (decrease) in Net Assets	1,894,232	(7,386,177)	(721,212,168)	690,282,437

Net Assets
Beginning of period	11,952,456	19,338,633	1,440,666,705	750,384,268

End of period	$13,846,688	$11,952,456	$719,454,537	$1,440,666,705

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	400,001	31,950,001	14,700,001
Shares sold	50,000	150,000	2,800,000	26,250,000
Shares redeemed	—	(250,000)	(18,650,000)	(9,000,000)

Shares outstanding, end of period	350,001	300,001	16,100,001	31,950,001

See Notes to Financial Statements.	60

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Risk Managed USD High Yield Strategy ETF		Xtrackers Short Duration High Yield Bond ETF
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Period February 10, 2022(1) to August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,362,226	$1,028,437	$2,084,413	$3,795,682
Net realized gain (loss)	(270,486)	128,548	(3,285,240)	(396,537)
Net change in net unrealized appreciation (depreciation)	276,671	(4,761,019)	3,469,672	(8,681,574)

Net increase (decrease) in net assets resulting from operations	1,368,411	(3,604,034)	2,268,845	(5,282,429)

Distributions to Shareholders	(1,520,051)	(844,002)	(2,186,584)	(3,956,845)

Fund Shares Transactions
Proceeds from shares sold	1,679,445	56,938,197	15,127,847	23,388,169
Value of shares redeemed	(6,660,868)	(2,901,580)	(25,657,884)	(4,697,674)

Net increase (decrease) in net assets resulting from fund share transactions	(4,981,423)	54,036,617	(10,530,037)	18,690,495

Total net increase (decrease) in Net Assets	(5,133,063)	49,588,581	(10,447,776)	9,451,221

Net Assets
Beginning of period	49,588,606	25	86,079,174	76,627,953

End of period	$44,455,543	$49,588,606	$75,631,398	$86,079,174

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,225,001	1	2,000,001	1,600,001
Shares sold	75,000	2,350,000	350,000	500,000
Shares redeemed	(300,000)	(125,000)	(600,000)	(100,000)

Shares outstanding, end of period	2,000,001	2,225,001	1,750,001	2,000,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	61

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers USD High Yield Corporate Bond ETF
	For the Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$104,900,506	$222,522,218
Net realized gain (loss)	(104,734,844)	(182,677,275)
Net change in net unrealized appreciation (depreciation)	99,729,925	(602,952,647)

Net increase (decrease) in net assets resulting from operations	99,895,587	(563,107,704)

Distributions to Shareholders	(107,567,701)	(242,753,834)

Fund Shares Transactions
Proceeds from shares sold	4,379,593,376	4,826,710,036
Value of shares redeemed	(4,413,501,475)	(7,072,094,189)

Net increase (decrease) in net assets resulting from fund share transactions	(33,908,099)	(2,245,384,153)

Total net increase (decrease) in Net Assets	(41,580,213)	(3,051,245,691)

Net Assets
Beginning of period	3,615,251,191	6,666,496,882

End of period	$3,573,670,978	$3,615,251,191

Changes in Shares Outstanding
Shares outstanding, beginning of period	105,187,501	165,387,501
Shares sold	128,400,000	129,000,000
Shares redeemed	(129,000,000)	(189,200,000)

Shares outstanding, end of period	104,587,501	105,187,501

See Notes to Financial Statements.	62

DBX ETF Trust

Financial Highlights

Xtrackers High Beta High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Years Ended August 31,						Period Ended 8/31/2018(a)
			2022		2021	2020		2019
Net Asset Value, beginning of period	$39.84		$48.35		$46.55	$48.61		$49.17	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.37		2.51		2.60	3.01	(c)	3.32	2.07
Net realized and unrealized gain (loss)	(0.22	)(d)	(8.37)		2.65	(1.95	)(c)	(0.58)	(1.11)

Total from investment operations	1.15		(5.86)		5.25	1.06		2.74	0.96

Less distributions from:
Net investment income	(1.43)		(2.65)		(3.45)	(3.12)		(3.30)	(1.79)

Total distributions	(1.43)		(2.65)		(3.45)	(3.12)		(3.30)	(1.79)

Net Asset Value, end of period	$39.56		$39.84		$48.35	$46.55		$48.61	$49.17

Total Return (%)	2.98	**(e)	(12.56	)(e)	11.67 (e)	2.46	(e)	5.90 (e)	2.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	14		12		19	7		151	148
Ratio of expenses before fee waiver (%)	0.35	*	0.35		0.35	0.35		0.35	0.35	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20		0.20	0.20		0.31	0.35	*
Ratio of net investment income (loss) (%)	7.03	*	5.61		5.45	6.50	(c)	6.91	6.71	*
Portfolio turnover rate (%)(f)	29	**	55		98	98		51	34	**

Xtrackers Low Beta High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Years Ended August 31,						Period Ended 8/31/2018(a)
			2022		2021	2020		2019
Net Asset Value, beginning of period	$45.09		$51.05		$50.50	$50.62		$49.16	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.08		1.69		1.45	2.02	(c)	2.29	1.37
Net realized and unrealized gain (loss)	(0.30)		(5.87)		1.07	0.12	(c)	1.44	(1.05)

Total from investment operations	0.78		(4.18)		2.52	2.14		3.73	0.32

Less distributions from:
Net investment income	(1.18)		(1.78)		(1.97)	(2.26)		(2.27)	(1.16)

Total distributions	(1.18)		(1.78)		(1.97)	(2.26)		(2.27)	(1.16)

Net Asset Value, end of period	$44.69		$45.09		$51.05	$50.50		$50.62	$49.16

Total Return (%)	1.76	**(e)	(8.36	)(e)	5.12 (e)	4.42	(e)	7.84 (e)	0.68	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	719		1,441		750	38		144	138
Ratio of expenses before fee waiver (%)	0.25	*	0.25		0.25	0.25		0.25	0.25	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20		0.20	0.20		0.24	0.25	*
Ratio of net investment income (loss) (%)	4.83	*	3.53		2.89	4.09	(c)	4.66	4.44	*
Portfolio turnover rate (%)(f)	25	**	68		88	111		55	52	**

(a)	For the period January 11, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.04 and $0.23, increase to net realized and unrealized gain (loss) from investments per share by $0.04 and $0.23, and decrease to the ratio of net investment income to average net assets of 0.08% and 0.47%, for Xtrackers High Beta High Yield Bond ETF and Xtrackers Low Beta High Yield Bond ETF respectively. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(d)	Because of timing of subscriptions and redemptions in relation to fluctuating markets at values, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	63

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Risk Managed USD High Yield Strategy ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Period Ended 8/31/2022(a)
Net Asset Value, beginning of period	$22.29		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.63		0.58
Net realized and unrealized gain (loss)	0.00	(c)	(2.84)

Total from investment operations	0.63		(2.26)

Less distributions from:
Net investment income	(0.69)		(0.45)

Total distributions	(0.69)		(0.45)

Net Asset Value, end of period	$22.23		$22.29

Total Return (%)(d)	2.85	**	(9.12	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	44		50
Ratio of expenses before fee waiver (%)(e)	0.30	*	0.30	*
Ratio of expenses after fee waiver (%)(e)	0.15	*	0.15	*
Ratio of net investment income (loss) (%)	5.70	*	4.54	*
Portfolio turnover rate (%)(f)	0	**	0	**

Xtrackers Short Duration High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Years Ended August 31,						Period Ended 8/31/2018(g)
			2022		2021	2020		2019
Net Asset Value, beginning of period	$43.04		$47.89		$46.57	$49.13		$49.69	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.23		2.04		2.34	2.69	(h)	2.83	1.76
Net realized and unrealized gain (loss)	0.21		(4.76)		1.67	(2.47	)(h)	(0.54)	(0.59)

Total from investment operations	1.44		(2.72)		4.01	0.22		2.29	1.17

Less distributions from:
Net investment income	(1.26)		(2.13)		(2.69)	(2.78)		(2.85)	(1.48)

Total distributions	(1.26)		(2.13)		(2.69)	(2.78)		(2.85)	(1.48)

Net Asset Value, end of period	$43.22		$43.04		$47.89	$46.57		$49.13	$49.69

Total Return (%)	3.42	**(d)	(5.84	)(d)	8.86 (d)	0.61	(d)	4.79 (d)	2.41	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	76		86		77	37		22	40
Ratio of expenses before fee waiver (%)	0.20	*	0.20		0.20	0.20		0.20	0.20	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20		0.20	0.20		0.20	0.20	*
Ratio of net investment income (loss) (%)	5.79	*	4.48		4.95	6.13	(h)	5.78	5.56	*
Portfolio turnover rate (%)(f)	26	**	46		52	150		45	37	**

(a)	For the period February 10, 2022 (commencement of operations) through August 31, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(g)	For the period January 10, 2018 (commencement of operations) through August 31, 2018.
(h)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.10, increase to net realized and unrealized gain (loss) from investments per share by $0.10 and decrease to the ratio of net investment income to average net assets of 0.22% for Xtrackers Short Duration High Yield Bond ETF. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	64

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Financial Highlights (Continued)

Xtrackers USD High Yield Corporate Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2023 (Unaudited)		Years Ended August 31,
			2022	2021	2020(a)		2019(a)	2018(a)
Net Asset Value, beginning of period	$34.37		$40.31	$39.06 (a)	$40.19		$39.90	$40.97

Income (loss) from investment operations:
Net investment income (loss)(b)	0.93		1.61	1.70	2.03	(c)	2.39	2.32
Net realized and unrealized gain (loss)	(0.16)		(5.80)	1.79	(0.95	)(c)	0.24	(1.24)

Total from investment operations	0.77		(4.19)	3.49	1.08		2.63	1.08

Less distributions from:
Net investment income	(0.97)		(1.75)	(2.24)	(2.21)		(2.34)	(2.15)

Total distributions	(0.97)		(1.75)	(2.24)	(2.21)		(2.34)	(2.15)

Net Asset Value, end of period	$34.17		$34.37	$40.31	$39.06		$40.19	$39.90

Total Return (%)(d)	2.29	**	(10.67)	8.31	2.91		6.87	2.76

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3,574		3,615	6,666	6,209		3,062	1,796
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20	0.20		0.20	0.20
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	0.15		0.17	0.20
Ratio of net investment income (loss) (%)	5.53	*	4.24	4.27	5.27	(c)	6.06	5.86
Portfolio turnover rate (%)(e)	15	**	24	37	54		29	32

(a)

On April 13, 2021, the Xtrackers USD High Yield Corporate Bond ETF implemented a 5 for 4 stock split. Net asset value and per share information through April 12, 2021 have been updated to reflect the effect of the split. Shareholders received 5 shares for every 4 shares owned and net asset value per share decreased correspondingly.

(b)	Based on average shares outstanding during the period.
(c)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.12, increase to net realized and unrealized gain (loss) from investments per share by $0.12 and decrease to the ratio of net investment income to average net assets of 0.32% for Xtrackers USD High Yield Corporate Bond ETF. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	65

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2023, the Trust consists of thirty-eight investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below, each a diversified series of the Trust:

Xtrackers High Beta High Yield Bond ETF

Xtrackers Low Beta High Yield Bond ETF

Xtrackers Risk Managed USD High Yield Strategy ETF

Xtrackers Short Duration High Yield Bond ETF

Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers Risk Managed USD High Yield Strategy ETF which lots consist of 25,000 shares and Xtrackers USD High Yield Corporate Bond ETF which lots consist of 100,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market Low Beta Index
Xtrackers Risk Managed USD High Yield Strategy ETF	Adaptive Wealth Strategies Risk Managed High Yield Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Adaptive Wealth Strategies Risk Managed High Yield Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. Under normal circumstances, the Solactive Indexes are reconstituted monthly on the last day of each month. The Funds reconstitute and rebalance their portfolios in accordance with their respective underlying indexes, and therefore any changes to the underlying indexes reconstitution and rebalance schedules will result in corresponding changes to a Fund’s reconstitution and rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

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Notes to Financial Statements (Unaudited) (Continued)

Xtrackers Risk Managed USD High Yield Strategy ETF is non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as

Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include,

67

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Notes to Financial Statements (Unaudited) (Continued)

but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2023, the Funds did not incur any interest or penalties.

68

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

At August 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Beta High Yield Bond ETF	$2,899,789	$8,049,104	$10,948,893
Xtrackers Low Beta High Yield Bond ETF	24,251,180	7,729,696	31,980,876
Xtrackers Short Duration High Yield Bond ETF	618,223	378,015	996,238
Xtrackers USD High Yield Corporate Bond ETF	27,135,091	93,515,542	120,650,633

As of August 31, 2022, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers High Beta High Yield Bond ETF	$14,241,683	$(2,220,689)	$12,415	$(2,233,104)
Xtrackers Low Beta High Yield Bond ETF	1,543,431,644	(109,279,507)	889,790	(110,169,297)
Xtrackers Risk Managed USD High Yield Strategy ETF	54,358,186	(4,763,654)	—	(4,763,654)
Xtrackers Short Duration High Yield Bond ETF	93,155,018	(7,273,572)	176,333	(7,449,905)
Xtrackers USD High Yield Corporate Bond ETF	4,265,422,743	(603,371,908)	153,306	(603,525,214)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of February 28, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort

69

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Notes to Financial Statements (Unaudited) (Continued)

to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2023, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of February 28, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2023, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2023

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers High Beta High Yield Bond ETF
Corporate Bonds	$463,251	$—	$3,521	$177,078	$643,850

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$643,850

Xtrackers Low Beta High Yield Bond ETF
Corporate Bonds	$12,621,919	$—	$—	$—	$12,621,919

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$12,621,919

Xtrackers Risk Managed USD HighYield Strategy ETF
Exchange-Traded Funds	$40,500	$—	$—	$—	$40,500

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$40,500

Xtrackers Short Duration High Yield Bond ETF
Corporate Bonds	$1,537,895	$—	$12,671	$637,172	$2,187,738

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$2,187,738

Xtrackers USD High Yield Corporate Bond ETF
Corporate Bonds	$97,081,967	$—	$199,916	$10,053,161	$107,335,044

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$107,335,044

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

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Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers High Beta High Yield Bond ETF	0.35%
Xtrackers Low Beta High Yield Bond ETF	0.25%
Xtrackers Risk Managed USD High Yield Strategy ETF	0.30%
Xtrackers Short Duration High Yield Bond ETF	0.20%
Xtrackers USD High Yield Corporate Bond ETF	0.20%

The Advisor for Xtrackers High Beta High Yield Bond ETF has contractually agreed, until December 21, 2023, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the fund’s average daily net assets. For the period ended February 28, 2023, the Advisor waived $9,644 of expenses to the Fund.

The Advisor for Xtrackers Low Beta High Yield Bond ETF has contractually agreed, until December 21, 2023, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the fund’s average daily net assets. For the period ended February 28, 2023, the Advisor waived $256,179 of expenses to the Fund.

The Advisor for Xtrackers Risk Managed USD High Yield Strategy ETF has contractually agreed, until November 14, 2024, to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the period ended February 28, 2023, the Advisor waived $35,853 of the expenses of the Fund which were attributable to the Fund’s investments in affiliated funds.

The Advisor for Xtrackers USD High Yield Corporate Bond ETF has contractually agreed, until December 21, 2023, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.15% of the fund’s average daily net assets. For the period ended February 28, 2023, the Advisor waived $947,982 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended February 28, 2023, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers High Beta High Yield Bond ETF	$59
Xtrackers Low Beta High Yield Bond ETF	2,456
Xtrackers Risk Managed USD High Yield Strategy ETF	124
Xtrackers Short Duration High Yield Bond ETF	182
Xtrackers USD High Yield Corporate Bond ETF	8,281

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

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Notes to Financial Statements (Unaudited) (Continued)

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended February 28, 2023, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$3,673,829	$3,608,659
Xtrackers Low Beta High Yield Bond ETF	249,681,752	252,271,277
Xtrackers Risk Managed USD High Yield Strategy ETF	—	13,731,175
Xtrackers Short Duration High Yield Bond ETF	18,722,546	19,369,864
Xtrackers USD High Yield Corporate Bond ETF	536,776,092	553,063,496

For the period ended February 28, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$1,743,289	$—
Xtrackers Low Beta High Yield Bond ETF	123,403,603	824,668,965
Xtrackers Risk Managed USD High Yield Strategy ETF	1,649,330	6,833,268
Xtrackers Short Duration High Yield Bond ETF	14,837,851	24,872,542
Xtrackers USD High Yield Corporate Bond ETF	4,298,231,473	4,328,577,284

Transactions with Affiliates.    The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the period ended February 28, 2023, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF	$464,803	$803,881	$(68,088)
Xtrackers Low Beta High Yield Bond ETF	803,881	464,803	(60,226)

5. Fund Share Transactions

As of February 28, 2023, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

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Notes to Financial Statements (Unaudited) (Continued)

6. Payments by Affiliates

During the period ended February 28, 2023, the Advisor agreed to reimburse the following Funds for losses due to trades executed incorrectly. The amount compensated was less than 0.01% of the Funds average net assets, thus having no impact on the Funds total return.

Total Amount
Xtrackers High Beta High Yield Bond ETF	$22
Xtrackers Low Beta High Yield Bond ETF	6,160
Xtrackers Short Duration High Yield Bond ETF	169
Xtrackers USD High Yield Corporate Bond ETF	2,717

7. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at February 28, 2023.

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DBX ETF Trust

Liquidity Risk Management (Unaudited)

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (the “Advisor”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). The Advisor has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of the Advisor that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2023, as required by the Program and the Liquidity Rule, the Advisor provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, your Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, the Advisor stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. The Advisor also reported that there were no material changes made to the Program during the Reporting Period.

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, and Xtrackers USD High Yield Corporate Bond ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 15-16, 2023 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, and Xtrackers USD High Yield Corporate Bond ETF, (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 13, 2023 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held on February 15 and February 16, 2023.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things,

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investing in a single industry, or group of industries, country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. HYRM is currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”) The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

HYUP, HYDW, SHYL and HYLB (the “Funds”) are not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding advisability of investing in funds generally or in these Funds particularly or the ability of the Underlying Indexes to track general stock market performance. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. The prospectus contains a more detailed description of the limited relationship Solactive has with DBX Advisors LLC and any related funds.

The Index Marks, trademarks and trade names, the Index and the Intellectual Property are licensed under an Agreement for use by DBX Advisors LLC (“Licensee”) and the Xtrackers Risk Managed USD High Yield Strategy ETF (the “Fund”). Such Index Marks, trademarks, trade names, Index and Intellectual Property have been created and developed by NorthCrest Asset Management LLC without regard to Licensee or the Fund, their business, and/ or any prospective investor in the Fund.

Copyright © 2023 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-050032-7 (4/23) DBX005476 (4/24)

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date May 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date May 4, 2023

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Treasurer and Chief Financial Officer

Date May 4, 2023